Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 101.2%
Financial - 21.4%
Berkshire Hathaway, Inc. — Class B*,1	1,229	$341,564
Hanover Insurance Group, Inc.	2,121	287,693
Aflac, Inc.[1]	5,090	273,129
Highwoods Properties, Inc. REIT[1]	5,953	268,897
Synchrony Financial[1]	5,539	268,752
Allstate Corp.[1]	2,035	265,445
Raymond James Financial, Inc.	2,021	262,528
Mercury General Corp.	4,018	260,969
Old Republic International Corp.	9,574	238,488
Safety Insurance Group, Inc.	2,955	231,317
Brandywine Realty Trust REIT[1]	16,571	227,188
Healthcare Realty Trust, Inc. REIT	7,184	216,957
Discover Financial Services	1,620	191,630
Progressive Corp.	1,893	185,912
Jefferies Financial Group, Inc.	5,385	184,167
Enstar Group Ltd.*	716	171,067
Markel Corp.*	141	167,326
Evercore, Inc. — Class A	1,160	163,293
Everest Re Group Ltd.	642	161,791
Travelers Companies, Inc.[1]	1,062	158,992
Associated Banc-Corp.	7,728	158,270
Arch Capital Group Ltd.*	4,019	156,500
Brighthouse Financial, Inc.*	3,418	155,656
Essent Group Ltd.	3,235	145,413
Houlihan Lokey, Inc.	1,756	143,623
Federated Hermes, Inc. — Class B	4,221	143,134
Interactive Brokers Group, Inc. — Class A	2,149	141,254
Capital One Financial Corp.	905	139,994
AMERISAFE, Inc.	2,338	139,555
Marsh & McLennan Companies, Inc.	973	136,882
Cboe Global Markets, Inc.	1,139	135,598
Janus Henderson Group plc	3,295	127,879
BankUnited, Inc.	2,889	123,331
RenaissanceRe Holdings Ltd.	812	120,842
Radian Group, Inc.	5,321	118,392
Affiliated Managers Group, Inc.	765	117,971
SEI Investments Co.	1,868	115,760
OneMain Holdings, Inc.	1,781	106,700
Lexington Realty Trust REIT	8,615	102,949
First American Financial Corp.	1,646	102,628
Cincinnati Financial Corp.	866	100,993
Stewart Information Services Corp.	1,771	100,398
Artisan Partners Asset Management, Inc. — Class A	1,661	84,412
MGIC Investment Corp.	6,102	82,987
Sabra Health Care REIT, Inc.	4,354	79,243
Western Union Co.[1]	3,293	75,640
Total Financial		7,683,109
Consumer, Non-cyclical - 16.4%
Merck & Company, Inc.[1]	5,050	392,741
Gilead Sciences, Inc.[1]	5,115	352,219
Johnson & Johnson[1]	2,093	344,801
Bristol-Myers Squibb Co.[1]	4,883	326,282
Amgen, Inc.[1]	1,163	283,481
McKesson Corp.[1]	1,294	247,465
Bio-Rad Laboratories, Inc. — Class A*	368	237,099
Molson Coors Beverage Co. — Class B*,1	4,169	223,834
Regeneron Pharmaceuticals, Inc.*,1	387	216,155
Thermo Fisher Scientific, Inc.	422	212,886
John B Sanfilippo & Son, Inc.[1]	2,282	202,117
Pfizer, Inc.[1]	5,089	199,285
Hologic, Inc.*,1	2,793	186,349
United Therapeutics Corp.*,1	1,032	185,151
Hershey Co.	919	160,071
Incyte Corp.*,1	1,799	151,350
Prestige Consumer Healthcare, Inc.*,1	2,892	150,673
Eagle Pharmaceuticals, Inc.*	3,427	146,676
PerkinElmer, Inc.	895	138,197
H&R Block, Inc.[1]	5,632	132,239
Vector Group Ltd.[1]	9,136	129,183
Blueprint Medicines Corp.*	1,454	127,894
Vertex Pharmaceuticals, Inc.*	593	119,566
Innoviva, Inc.*	8,292	111,196
Quest Diagnostics, Inc.	792	104,520
Coherus Biosciences, Inc.*	7,526	104,085
Hill-Rom Holdings, Inc.[1]	854	97,006
Vanda Pharmaceuticals, Inc.*	4,485	96,472
Chemed Corp.	201	95,375
Humana, Inc.	201	88,987
Grand Canyon Education, Inc.*	977	87,901
Exelixis, Inc.*	4,427	80,660
Laboratory Corporation of America Holdings*	291	80,272
PepsiCo, Inc.	514	76,159
Total Consumer, Non-cyclical		5,888,347
Industrial - 15.6%
Toro Co.	3,578	393,151
Donaldson Company, Inc.[1]	4,928	313,076
MDU Resources Group, Inc.[1]	9,945	311,676
Watts Water Technologies, Inc. — Class A	1,771	258,407
Garmin Ltd.	1,770	256,013
Eagle Materials, Inc.	1,748	248,408
Vishay Intertechnology, Inc.[1]	10,481	236,347
OSI Systems, Inc.*	2,232	226,860
Oshkosh Corp.[1]	1,641	204,534
Mettler-Toledo International, Inc.*,1	143	198,104
3M Co.[1]	860	170,822
Masco Corp.[1]	2,856	168,247
Snap-on, Inc.[1]	751	167,796
Northrop Grumman Corp.[1]	432	157,002
Timken Co.[1]	1,785	143,853
Parker-Hannifin Corp.[1]	466	143,113
Owens Corning[1]	1,461	143,032
Agilent Technologies, Inc.	925	136,724
Louisiana-Pacific Corp.	2,217	133,663
Fortive Corp.[1]	1,870	130,414
Waters Corp.*,1	376	129,949

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 101.2% (continued)
Industrial - 15.6% (continued)
Carlisle Companies, Inc.	609	$116,550
Huntington Ingalls Industries, Inc.[1]	544	114,648
Lincoln Electric Holdings, Inc.[1]	826	108,792
Lennox International, Inc.	308	108,047
Acuity Brands, Inc.	574	107,355
Boise Cascade Co.	1,812	105,730
Sealed Air Corp.	1,728	102,384
Hillenbrand, Inc.	2,320	102,266
AGCO Corp.[1]	780	101,696
Sanmina Corp.*	2,460	95,842
Keysight Technologies, Inc.*	620	95,734
Sturm Ruger & Company, Inc.	978	88,000
Worthington Industries, Inc.	1,433	87,671
Total Industrial		5,605,906
Consumer, Cyclical - 12.0%
AutoZone, Inc.*,1	254	379,024
O'Reilly Automotive, Inc.*,1	589	333,497
Gentex Corp.[1]	9,645	319,153
Yum! Brands, Inc.	2,368	272,391
Lowe's Companies, Inc.	1,325	257,010
Allison Transmission Holdings, Inc.[1]	5,401	214,636
Cummins, Inc.[1]	859	209,433
WW Grainger, Inc.[1]	458	200,604
Brunswick Corp.[1]	1,843	183,599
Dolby Laboratories, Inc. — Class A1	1,856	182,426
MSC Industrial Direct Company, Inc. — Class A1	1,975	177,217
Best Buy Company, Inc.	1,361	156,488
Gentherm, Inc.*,1	2,150	152,757
PulteGroup, Inc.[1]	2,717	148,267
Carter's, Inc.	1,412	145,676
AutoNation, Inc.*,1	1,512	143,353
Murphy USA, Inc.[1]	1,055	140,705
Whirlpool Corp.	585	127,542
Polaris, Inc.	907	124,223
NVR, Inc.*	20	99,466
Meritage Homes Corp.*	1,000	94,080
Lennar Corp. — Class A	836	83,057
Dick's Sporting Goods, Inc.	820	82,156
Tri Pointe Homes, Inc.*	3,775	80,898
Total Consumer, Cyclical		4,307,658
Technology - 12.0%
CSG Systems International, Inc.[1]	7,991	377,015
Microsoft Corp.	979	265,211
Activision Blizzard, Inc.	2,698	257,497
Cadence Design Systems, Inc.*	1,703	233,005
Electronic Arts, Inc.	1,565	225,094
Texas Instruments, Inc.[1]	1,149	220,953
Rambus, Inc.*	8,957	212,371
CDK Global, Inc.[1]	3,322	165,070
HP, Inc.[1]	5,283	159,494
Seagate Technology Holdings plc[1]	1,804	158,626
Cerner Corp.[1]	1,965	153,584
Cirrus Logic, Inc.*,1	1,793	152,620
Take-Two Interactive Software, Inc.*	827	146,396
Progress Software Corp.	2,938	135,883
Broadcom, Inc.[1]	273	130,177
Cognizant Technology Solutions Corp. — Class A1	1,848	127,992
Kulicke & Soffa Industries, Inc.[1]	2,048	125,338
International Business Machines Corp.[1]	840	123,136
NetApp, Inc.[1]	1,460	119,457
Lumentum Holdings, Inc.*	1,327	108,854
Intel Corp.[1]	1,866	104,757
MAXIMUS, Inc.	997	87,706
Qorvo, Inc.*	445	87,064
Synaptics, Inc.*	553	86,036
Paychex, Inc.[1]	779	83,587
ExlService Holdings, Inc.*	783	83,201
QUALCOMM, Inc.	565	80,755
Dropbox, Inc. — Class A*	2,553	77,381
Total Technology		4,288,260
Utilities - 11.5%
CMS Energy Corp.	5,463	322,754
IDACORP, Inc.[1]	3,287	320,482
UGI Corp.[1]	6,917	320,326
Public Service Enterprise Group, Inc.[1]	5,340	319,012
Southern Co.[1]	5,152	311,748
DTE Energy Co.	2,382	308,707
MGE Energy, Inc.	4,023	299,472
American States Water Co.	3,716	295,645
Chesapeake Utilities Corp.	2,035	244,872
New Jersey Resources Corp.	5,760	227,923
Pinnacle West Capital Corp.[1]	2,355	193,039
Sempra Energy[1]	1,443	191,169
American Water Works Company, Inc.	1,228	189,272
Avista Corp.	4,113	175,502
WEC Energy Group, Inc.	1,598	142,142
National Fuel Gas Co.	2,700	141,075
Portland General Electric Co.[1]	2,314	106,629
Total Utilities		4,109,769
Communications - 9.5%
Alphabet, Inc. — Class C*	150	375,948
VeriSign, Inc.*,1	1,603	364,987
Verizon Communications, Inc.[1]	6,176	346,041
Viavi Solutions, Inc.*,1	18,817	332,308
Omnicom Group, Inc.[1]	3,937	314,921
Cisco Systems, Inc.[1]	4,428	234,684
Cogent Communications Holdings, Inc.	2,130	163,776
Juniper Networks, Inc.[1]	5,639	154,227
TEGNA, Inc.	7,938	148,917
Telephone & Data Systems, Inc.[1]	6,451	146,180
InterDigital, Inc.	1,725	125,977
Motorola Solutions, Inc.[1]	538	116,665
Nexstar Media Group, Inc. — Class A	692	102,333
F5 Networks, Inc.*	538	100,423
Ciena Corp.*	1,716	97,623
World Wrestling Entertainment, Inc. — Class A	1,678	97,139
Fox Corp. — Class A	2,454	91,117

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 101.2% (continued)
Communications - 9.5% (continued)
Yelp, Inc. — Class A*	2,088	$83,436
Total Communications		3,396,702
Basic Materials - 1.5%
Reliance Steel & Aluminum Co.	1,148	173,233
NewMarket Corp.	468	150,687
Commercial Metals Co.	3,386	104,018
Ingevity Corp.*	1,278	103,978
Total Basic Materials		531,916
Energy - 1.3%
Williams Companies, Inc.	5,761	152,955
Kinder Morgan, Inc.	7,634	139,168
Antero Midstream Corp.	8,968	93,177
Equitrans Midstream Corp.	8,502	72,352
Total Energy		457,652
Total Common Stocks
(Cost $33,927,360)		36,269,319

MONEY MARKET FUND† - 11.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	4,123,211	4,123,211
Total Money Market Fund
(Cost $4,123,211)		4,123,211
Total Investments - 112.7%
(Cost $38,050,571)		$40,392,530
Other Assets & Liabilities, net - (12.7)%		(4,542,758)
Total Net Assets - 100.0%		$35,849,772

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.50% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$7,269,369	$199,075
Goldman Sachs International	GS Equity Custom Basket	0.55% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,269,378	197,697
					$14,538,747	$396,772
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.20)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$16,220,626	$(749,799)
Goldman Sachs International	GS Equity Custom Basket	(0.10)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	16,755,270	(779,418)
					$32,975,896	$(1,529,217)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Acuity Brands, Inc.	117	0.32%	$8,353
Owens Corning	298	0.40%	5,508
Snap-on, Inc.	153	0.47%	5,002
Waters Corp.	76	0.36%	4,949
Oshkosh Corp.	335	0.57%	4,909
AGCO Corp.	159	0.29%	4,651
Mettler-Toledo International, Inc.	29	0.55%	3,759
Lincoln Electric Holdings, Inc.	168	0.30%	3,201
Toro Co.	730	1.10%	2,976
Northrop Grumman Corp.	88	0.44%	2,612
Lennox International, Inc.	63	0.30%	2,505
Agilent Technologies, Inc.	188	0.38%	2,499
3M Co.	175	0.48%	2,387
Sturm Ruger & Company, Inc.	199	0.25%	2,186
Sealed Air Corp.	352	0.29%	2,150
Donaldson Company, Inc.	1,006	0.88%	2,060
Timken Co.	364	0.40%	1,720
OSI Systems, Inc.	455	0.64%	1,646
Watts Water Technologies, Inc. — Class A	361	0.72%	1,208
Vishay Intertechnology, Inc.	2,140	0.66%	999
Keysight Technologies, Inc.	126	0.27%	914
Masco Corp.	583	0.47%	664
Parker-Hannifin Corp.	95	0.40%	617
Carlisle Companies, Inc.	124	0.33%	307
Garmin Ltd.	361	0.72%	115
Louisiana-Pacific Corp.	452	0.37%	(36)
Huntington Ingalls Industries, Inc.	111	0.32%	(344)
Fortive Corp.	381	0.37%	(641)
Sanmina Corp.	502	0.27%	(937)
Worthington Industries, Inc.	292	0.25%	(1,115)
Boise Cascade Co.	370	0.30%	(1,353)
Hillenbrand, Inc.	473	0.29%	(1,889)
Eagle Materials, Inc.	357	0.70%	(3,070)
MDU Resources Group, Inc.	2,031	0.88%	(4,116)
Total Industrial			54,396
Utilities
UGI Corp.	1,412	0.90%	6,787
Public Service Enterprise Group, Inc.	1,090	0.90%	813
IDACORP, Inc.	671	0.90%	334
Chesapeake Utilities Corp.	415	0.69%	63
Pinnacle West Capital Corp.	481	0.54%	(498)
Southern Co.	1,052	0.88%	(658)
WEC Energy Group, Inc.	326	0.40%	(1,251)
American Water Works Company, Inc.	250	0.53%	(1,388)
Sempra Energy	294	0.54%	(1,412)
MGE Energy, Inc.	821	0.84%	(1,423)
National Fuel Gas Co.	551	0.40%	(1,562)
CMS Energy Corp.	1,115	0.91%	(1,609)
American States Water Co.	759	0.83%	(1,853)
Portland General Electric Co.	472	0.30%	(2,094)
Avista Corp.	840	0.49%	(2,353)
DTE Energy Co.	486	0.87%	(2,774)
New Jersey Resources Corp.	1,176	0.64%	(5,146)
Total Utilities			(16,024)
Financial
Allstate Corp.	416	0.74%	6,536
Synchrony Financial	1,131	0.75%	4,019
Mercury General Corp.	820	0.73%	3,671
Jefferies Financial Group, Inc.	1,099	0.52%	2,388
Progressive Corp.	386	0.52%	1,862
Berkshire Hathaway, Inc. — Class B	251	0.96%	1,835
Highwoods Properties, Inc.	1,215	0.75%	1,695
Aflac, Inc.	1,039	0.77%	1,340
Travelers Companies, Inc.	216	0.44%	1,326
Cboe Global Markets, Inc.	232	0.38%	1,284
Federated Hermes, Inc. — Class B	862	0.40%	1,280
Houlihan Lokey, Inc.	358	0.40%	855
Marsh & McLennan Companies, Inc.	198	0.38%	456
Western Union Co.	672	0.21%	351
Sabra Health Care REIT, Inc.	889	0.22%	280
OneMain Holdings, Inc.	363	0.30%	233
Interactive Brokers Group, Inc. — Class A	438	0.40%	206
Janus Henderson Group plc	673	0.36%	(139)
Arch Capital Group Ltd.	820	0.44%	(182)
Evercore, Inc. — Class A	236	0.46%	(238)
SEI Investments Co.	381	0.32%	(248)
RenaissanceRe Holdings Ltd.	165	0.34%	(312)
Everest Re Group Ltd.	131	0.45%	(341)
Raymond James Financial, Inc.	412	0.74%	(351)
Markel Corp.	28	0.46%	(503)
Brighthouse Financial, Inc.	698	0.44%	(725)
Radian Group, Inc.	1,086	0.33%	(729)
Cincinnati Financial Corp.	176	0.28%	(895)
Stewart Information Services Corp.	361	0.28%	(968)
Capital One Financial Corp.	184	0.39%	(995)
Artisan Partners Asset Management, Inc. — Class A	339	0.24%	(1,011)
MGIC Investment Corp.	1,246	0.23%	(1,046)
Affiliated Managers Group, Inc.	156	0.33%	(1,062)
First American Financial Corp.	336	0.29%	(1,167)
AMERISAFE, Inc.	477	0.39%	(1,229)
Enstar Group Ltd.	146	0.48%	(1,260)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Safety Insurance Group, Inc.	603	0.65%	$(1,400)
Hanover Insurance Group, Inc.	433	0.81%	(1,626)
Discover Financial Services	330	0.54%	(1,747)
Essent Group Ltd.	660	0.41%	(1,762)
Lexington Realty Trust	1,759	0.29%	(1,797)
Brandywine Realty Trust	3,384	0.64%	(2,014)
BankUnited, Inc.	590	0.35%	(2,072)
Old Republic International Corp.	1,955	0.67%	(2,752)
Healthcare Realty Trust, Inc.	1,467	0.61%	(2,881)
Associated Banc-Corp.	1,578	0.44%	(2,892)
Total Financial			(4,727)
Consumer, Non-cyclical
Molson Coors Beverage Co. — Class B	853	0.63%	9,434
McKesson Corp.	264	0.69%	6,053
United Therapeutics Corp.	210	0.52%	4,732
Regeneron Pharmaceuticals, Inc.	79	0.61%	4,535
Amgen, Inc.	237	0.79%	3,848
Johnson & Johnson	224	0.51%	3,518
Thermo Fisher Scientific, Inc.	86	0.60%	3,492
Bio-Rad Laboratories, Inc. — Class A	75	0.66%	3,329
Laboratory Corporation of America Holdings	59	0.22%	3,018
Bristol-Myers Squibb Co.	997	0.92%	2,921
H&R Block, Inc.	1,150	0.37%	2,530
Prestige Consumer Healthcare, Inc.	590	0.42%	2,509
Pfizer, Inc.	1,039	0.56%	2,400
Innoviva, Inc.	1,693	0.31%	2,344
Merck & Company, Inc.	518	0.55%	2,223
Vanda Pharmaceuticals, Inc.	915	0.27%	2,197
Vector Group Ltd.	761	0.15%	1,848
Gilead Sciences, Inc.	1,044	0.99%	1,622
Hill-Rom Holdings, Inc.	174	0.27%	1,539
Humana, Inc.	41	0.25%	1,474
PerkinElmer, Inc.	182	0.39%	1,461
Quest Diagnostics, Inc.	161	0.29%	1,426
Eagle Pharmaceuticals, Inc.	699	0.41%	1,400
Hershey Co.	187	0.45%	1,228
Incyte Corp.	367	0.42%	892
Vertex Pharmaceuticals, Inc.	121	0.34%	645
Blueprint Medicines Corp.	296	0.36%	556
PepsiCo, Inc.	105	0.21%	152
Hologic, Inc.	570	0.52%	50
John B Sanfilippo & Son, Inc.	466	0.57%	(190)
Chemed Corp.	41	0.27%	(275)
Grand Canyon Education, Inc.	199	0.25%	(637)
Coherus Biosciences, Inc.	1,537	0.29%	(987)
Exelixis, Inc.	904	0.23%	(4,283)
Total Consumer, Non-cyclical			67,004
Consumer, Cyclical
AutoZone, Inc.	51	1.05%	8,248
O'Reilly Automotive, Inc.	120	0.93%	5,300
Gentherm, Inc.	439	0.43%	4,946
Brunswick Corp.	376	0.52%	4,005
AutoNation, Inc.	308	0.40%	3,245
Lennar Corp. — Class A	170	0.23%	2,260
PulteGroup, Inc.	554	0.42%	2,140
MSC Industrial Direct Company, Inc. — Class A	403	0.50%	1,594
Polaris, Inc.	185	0.35%	1,398
NVR, Inc.	4	0.27%	1,162
Lowe's Companies, Inc.	270	0.72%	982
Dolby Laboratories, Inc. — Class A	379	0.51%	686
Cummins, Inc.	175	0.59%	667
Dick's Sporting Goods, Inc.	167	0.23%	119
Best Buy Company, Inc.	278	0.44%	112
WW Grainger, Inc.	93	0.56%	(188)
Carter's, Inc.	288	0.41%	(412)
Tri Pointe Homes, Inc.	771	0.23%	(503)
Gentex Corp.	1,969	0.90%	(828)
Whirlpool Corp.	119	0.36%	(853)
Meritage Homes Corp.	204	0.26%	(895)
Murphy USA, Inc.	215	0.39%	(1,034)
Allison Transmission Holdings, Inc.	1,103	0.60%	(1,046)
Yum! Brands, Inc.	483	0.76%	(2,185)
Total Consumer, Cyclical			28,920
Technology
Seagate Technology Holdings plc	368	0.45%	8,740
Kulicke & Soffa Industries, Inc.	418	0.35%	8,293
Rambus, Inc.	1,829	0.60%	7,023
NetApp, Inc.	298	0.34%	5,298
Texas Instruments, Inc.	234	0.62%	4,992
HP, Inc.	1,078	0.45%	4,657
International Business Machines Corp.	171	0.34%	4,299
Cerner Corp.	401	0.43%	3,104
Dropbox, Inc. — Class A	521	0.22%	2,906
CSG Systems International, Inc.	1,632	1.06%	2,820
Microsoft Corp.	200	0.75%	2,805
Cadence Design Systems, Inc.	347	0.65%	2,720
Cirrus Logic, Inc.	366	0.43%	2,709
Qorvo, Inc.	90	0.24%	1,800
Synaptics, Inc.	112	0.24%	1,746
Paychex, Inc.	159	0.23%	1,333
Broadcom, Inc.	55	0.36%	1,108
QUALCOMM, Inc.	115	0.23%	904
CDK Global, Inc.	678	0.46%	572
Lumentum Holdings, Inc.	271	0.31%	353
ExlService Holdings, Inc.	160	0.23%	206
Intel Corp.	381	0.29%	(85)
Electronic Arts, Inc.	319	0.63%	(766)
Progress Software Corp.	600	0.38%	(961)
MAXIMUS, Inc.	203	0.25%	(1,115)
Activision Blizzard, Inc.	551	0.72%	(1,487)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Take-Two Interactive Software, Inc.	168	0.41%	$(1,523)
Cognizant Technology Solutions Corp. — Class A	377	0.36%	(1,983)
Total Technology			60,468
Communications
Viavi Solutions, Inc.	3,842	0.93%	6,820
VeriSign, Inc.	327	1.02%	6,066
Cisco Systems, Inc.	904	0.66%	5,956
Motorola Solutions, Inc.	109	0.33%	3,778
Juniper Networks, Inc.	1,151	0.43%	3,743
Ciena Corp.	350	0.27%	3,301
Omnicom Group, Inc.	804	0.88%	425
Verizon Communications, Inc.	643	0.50%	154
Cogent Communications Holdings, Inc.	435	0.46%	129
Alphabet, Inc. — Class C	30	1.03%	6
Yelp, Inc. — Class A	426	0.23%	(213)
Fox Corp. — Class A	501	0.26%	(349)
Nexstar Media Group, Inc. — Class A	141	0.29%	(457)
F5 Networks, Inc.	109	0.28%	(551)
TEGNA, Inc.	1,621	0.42%	(580)
InterDigital, Inc.	352	0.35%	(681)
World Wrestling Entertainment, Inc. — Class A	342	0.27%	(1,420)
Telephone & Data Systems, Inc.	1,317	0.41%	(3,135)
Total Communications			22,992
Basic Materials
Ingevity Corp.	261	0.29%	(585)
NewMarket Corp.	95	0.42%	(1,328)
Commercial Metals Co.	691	0.29%	(1,660)
Reliance Steel & Aluminum Co.	234	0.49%	(5,150)
Total Basic Materials			(8,723)
Energy
Antero Midstream Corp.	1,831	0.26%	(335)
Kinder Morgan, Inc.	1,559	0.39%	(1,462)
Williams Companies, Inc.	1,176	0.43%	(1,474)
Equitrans Midstream Corp.	1,736	0.20%	(1,960)
Total Energy			(5,231)
Total MS Equity Long Custom Basket			$199,075

MS EQUITY SHORT CUSTOM BASKET
Consumer, Cyclical
JetBlue Airways Corp.	7,835	(0.84)%	$14,438
United Airlines Holdings, Inc.	3,076	(1.01)%	13,519
IAA, Inc.	1,831	(0.62)%	9,613
Marriott International, Inc. — Class A	505	(0.43)%	3,435
Freshpet, Inc.	707	(0.71)%	3,052
Delta Air Lines, Inc.	5,008	(1.34)%	1,971
Hilton Worldwide Holdings, Inc.	645	(0.48)%	1,946
Alaska Air Group, Inc.	2,718	(1.01)%	(4,893)
Southwest Airlines Co.	4,031	(1.32)%	(18,246)
Copart, Inc.	1,419	(1.15)%	(39,899)
Total Consumer, Cyclical			(15,064)
Financial
JBG SMITH Properties	7,271	(1.41)%	10,543
Lincoln National Corp.	2,024	(0.78)%	9,726
American International Group, Inc.	1,900	(0.56)%	8,358
U.S. Bancorp	3,950	(1.39)%	8,141
Alexandria Real Estate Equities, Inc.	752	(0.84)%	8,074
Truist Financial Corp.	3,185	(1.09)%	7,998
Prudential Financial, Inc.	2,210	(1.40)%	6,760
Global Net Lease, Inc.	4,040	(0.46)%	4,130
CyrusOne, Inc.	1,333	(0.59)%	3,891
Bank of America Corp.	6,416	(1.63)%	3,302
Comerica, Inc.	1,368	(0.60)%	3,160
State Street Corp.	1,923	(0.98)%	2,783
Equitable Holdings, Inc.	3,376	(0.63)%	2,291
Mid-America Apartment Communities, Inc.	785	(0.82)%	2,035
UDR, Inc.	4,617	(1.39)%	1,844
Ryman Hospitality Properties, Inc.	850	(0.41)%	1,589
Wells Fargo & Co.	1,880	(0.52)%	418
Americold Realty Trust	4,775	(1.11)%	2
SBA Communications Corp.	211	(0.41)%	(376)
Crown Castle International Corp.	589	(0.71)%	(528)
Bank of New York Mellon Corp.	1,073	(0.34)%	(981)
Host Hotels & Resorts, Inc.	7,487	(0.79)%	(1,879)
Digital Realty Trust, Inc.	1,124	(1.04)%	(2,711)
Welltower, Inc.	1,304	(0.67)%	(5,090)
American Homes 4 Rent — Class A	2,019	(0.48)%	(6,437)
Federal Realty Investment Trust	676	(0.49)%	(6,970)
Invitation Homes, Inc.	3,207	(0.74)%	(8,944)
Charles Schwab Corp.	3,014	(1.35)%	(9,488)
Healthpeak Properties, Inc.	6,690	(1.37)%	(10,470)
Howard Hughes Corp.	1,045	(0.63)%	(21,339)
Rayonier, Inc.	3,439	(0.76)%	(21,987)
American Tower Corp. — Class A	331	(0.55)%	(22,093)
Prologis, Inc.	1,388	(1.02)%	(26,002)
Loews Corp.	1,700	(0.57)%	(27,209)
Brookline Bancorp, Inc.	7,182	(0.66)%	(29,132)
Equinix, Inc.	245	(1.21)%	(29,920)
Camden Property Trust	1,201	(0.98)%	(38,453)
Sun Communities, Inc.	1,055	(1.11)%	(52,582)
Rexford Industrial Realty, Inc.	3,144	(1.10)%	(60,081)
First Republic Bank	1,394	(1.61)%	(76,268)
Total Financial			(373,895)
Consumer, Non-cyclical
Verisk Analytics, Inc. — Class A	1,566	(1.69)%	17,018
Archer-Daniels-Midland Co.	3,055	(1.14)%	15,668

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
ManpowerGroup, Inc.	1,163	(0.85)%	$4,061
CoStar Group, Inc.	1,640	(0.84)%	2,153
Cooper Companies, Inc.	143	(0.35)%	1,054
McCormick & Company, Inc.	1,744	(0.95)%	178
Brink's Co.	967	(0.46)%	(622)
Alnylam Pharmaceuticals, Inc.	418	(0.44)%	(2,604)
Guardant Health, Inc.	717	(0.55)%	(2,666)
Rollins, Inc.	3,169	(0.67)%	(2,966)
TransUnion	1,545	(1.05)%	(12,193)
Avalara, Inc.	264	(0.26)%	(16,166)
Cintas Corp.	762	(1.79)%	(22,695)
Equifax, Inc.	603	(0.89)%	(44,580)
Total Consumer, Non-cyclical			(64,360)
Energy
Baker Hughes Co.	3,933	(0.55)%	11,748
Schlumberger N.V.	7,654	(1.51)%	10,052
Phillips 66	1,024	(0.54)%	225
Pioneer Natural Resources Co.	1,640	(1.64)%	(10,085)
NOV, Inc.	4,452	(0.42)%	(14,649)
Hess Corp.	1,381	(0.74)%	(25,401)
ChampionX Corp.	5,308	(0.84)%	(42,428)
Halliburton Co.	11,185	(1.59)%	(46,376)
Ovintiv, Inc.	5,344	(1.04)%	(69,386)
Total Energy			(186,300)
Technology
KBR, Inc.	4,136	(0.97)%	7,314
Leidos Holdings, Inc.	1,188	(0.74)%	6,259
Blackline, Inc.	342	(0.23)%	1,717
Clarivate plc	3,207	(0.54)%	(2,160)
Sailpoint Technologies Holdings, Inc.	767	(0.24)%	(2,183)
Twilio, Inc. — Class A	111	(0.27)%	(3,291)
Tyler Technologies, Inc.	84	(0.23)%	(5,459)
Ceridian HCM Holding, Inc.	876	(0.52)%	(6,975)
Coupa Software, Inc.	328	(0.53)%	(7,604)
Smartsheet, Inc. — Class A	558	(0.25)%	(13,501)
Rapid7, Inc.	857	(0.50)%	(18,722)
HubSpot, Inc.	71	(0.26)%	(20,266)
Total Technology			(64,871)
Industrial
Jacobs Engineering Group, Inc.	1,894	(1.56)%	12,451
Ball Corp.	1,183	(0.59)%	11,914
Stericycle, Inc.	3,239	(1.43)%	8,527
XPO Logistics, Inc.	844	(0.73)%	7,326
Norfolk Southern Corp.	859	(1.41)%	5,442
Exponent, Inc.	679	(0.37)%	4,386
MSA Safety, Inc.	687	(0.70)%	250
US Ecology, Inc.	2,176	(0.50)%	(100)
FedEx Corp.	440	(0.81)%	(1,329)
Republic Services, Inc. — Class A	2,452	(1.66)%	(1,651)
United Parcel Service, Inc. — Class B	395	(0.51)%	(2,231)
Boeing Co.	490	(0.72)%	(3,479)
TransDigm Group, Inc.	109	(0.43)%	(4,934)
Raytheon Technologies Corp.	2,627	(1.38)%	(5,115)
Waste Management, Inc.	1,912	(1.65)%	(6,548)
Ingersoll Rand, Inc.	2,531	(0.76)%	(16,123)
Tetra Tech, Inc.	741	(0.56)%	(22,414)
Casella Waste Systems, Inc. — Class A	2,731	(1.07)%	(25,147)
Total Industrial			(38,775)
Communications
Anaplan, Inc.	700	(0.23)%	2,471
Okta, Inc.	359	(0.54)%	(315)
Uber Technologies, Inc.	2,524	(0.78)%	(881)
Q2 Holdings, Inc.	1,232	(0.78)%	(12,920)
Zendesk, Inc.	573	(0.51)%	(20,857)
Liberty Broadband Corp. — Class C	776	(0.83)%	(21,518)
Total Communications			(54,020)
Basic Materials
Linde plc	185	(0.33)%	(2,041)
Quaker Chemical Corp.	329	(0.48)%	(8,588)
Total Basic Materials			(10,629)
Utilities
Atmos Energy Corp.	2,242	(1.33)%	11,919
Exelon Corp.	4,797	(1.31)%	11,311
Xcel Energy, Inc.	2,940	(1.19)%	10,010
ONE Gas, Inc.	3,053	(1.40)%	9,967
Black Hills Corp.	1,549	(0.63)%	5,788
OGE Energy Corp.	3,577	(0.74)%	5,250
CenterPoint Energy, Inc.	2,971	(0.45)%	4,018
Edison International	4,032	(1.44)%	(148)
Total Utilities			58,115
Total MS Equity Short Custom Basket			$(749,799)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Technology
Seagate Technology Holdings plc	368	0.47%	$8,758
Kulicke & Soffa Industries, Inc.	418	0.35%	8,338
Rambus, Inc.	1,829	0.60%	7,014
NetApp, Inc.	298	0.34%	5,304
Texas Instruments, Inc.	234	0.62%	5,021
HP, Inc.	1,078	0.45%	4,678
International Business Machines Corp.	171	0.34%	4,287
Cerner Corp.	401	0.43%	3,168
Dropbox, Inc. — Class A	521	0.22%	2,890
Cadence Design Systems, Inc.	347	0.65%	2,768
Cirrus Logic, Inc.	366	0.43%	2,736
Microsoft Corp.	200	0.75%	2,730
CSG Systems International, Inc.	1,632	1.06%	2,684
Qorvo, Inc.	90	0.24%	1,801
Synaptics, Inc.	112	0.24%	1,766
Paychex, Inc.	159	0.23%	1,334
Broadcom, Inc.	55	0.36%	1,084
QUALCOMM, Inc.	115	0.23%	905
CDK Global, Inc.	678	0.46%	602
Lumentum Holdings, Inc.	271	0.31%	332
ExlService Holdings, Inc.	160	0.23%	180
Intel Corp.	381	0.29%	(58)
Electronic Arts, Inc.	319	0.63%	(753)
Progress Software Corp.	600	0.38%	(913)
MAXIMUS, Inc.	203	0.25%	(1,132)
Take-Two Interactive Software, Inc.	168	0.41%	(1,490)
Activision Blizzard, Inc.	551	0.72%	(1,506)
Cognizant Technology Solutions Corp. — Class A	377	0.36%	(2,001)
Total Technology			60,527
Utilities
UGI Corp.	1,412	0.90%	6,774
Public Service Enterprise Group, Inc.	1,090	0.90%	897
IDACORP, Inc.	671	0.90%	431
Chesapeake Utilities Corp.	415	0.69%	(22)
Pinnacle West Capital Corp.	481	0.54%	(458)
Southern Co.	1,052	0.88%	(657)
WEC Energy Group, Inc.	326	0.40%	(1,158)
Sempra Energy	294	0.54%	(1,328)
American Water Works Company, Inc.	250	0.53%	(1,352)
CMS Energy Corp.	1,115	0.91%	(1,429)
MGE Energy, Inc.	821	0.84%	(1,455)
National Fuel Gas Co.	551	0.40%	(1,550)
American States Water Co.	759	0.83%	(1,927)
Portland General Electric Co.	472	0.30%	(2,062)
Avista Corp.	840	0.49%	(2,379)
DTE Energy Co.	486	0.87%	(2,538)
New Jersey Resources Corp.	1,176	0.64%	(5,064)
Total Utilities			(15,277)
Consumer, Non-cyclical
Molson Coors Beverage Co. — Class B	853	0.63%	9,451
McKesson Corp.	264	0.69%	4,833
United Therapeutics Corp.	210	0.52%	4,824
Regeneron Pharmaceuticals, Inc.	79	0.61%	4,567
Amgen, Inc.	237	0.79%	4,421
Johnson & Johnson	224	0.51%	3,571
Thermo Fisher Scientific, Inc.	86	0.60%	3,524
Bio-Rad Laboratories, Inc. — Class A	75	0.66%	3,295
Laboratory Corporation of America Holdings	59	0.22%	3,006
Bristol-Myers Squibb Co.	997	0.92%	2,989
H&R Block, Inc.	1,150	0.37%	2,555
Prestige Consumer Healthcare, Inc.	590	0.42%	2,530
Innoviva, Inc.	1,693	0.31%	2,368
Merck & Company, Inc.	518	0.55%	2,218
Vanda Pharmaceuticals, Inc.	915	0.27%	2,098
Pfizer, Inc.	1,039	0.56%	2,043
Vector Group Ltd.	761	0.15%	1,844
Gilead Sciences, Inc.	1,044	0.99%	1,666
Hill-Rom Holdings, Inc.	174	0.27%	1,513
Humana, Inc.	41	0.25%	1,490
PerkinElmer, Inc.	182	0.39%	1,471
Quest Diagnostics, Inc.	161	0.29%	1,418
Hershey Co.	187	0.45%	1,275
Eagle Pharmaceuticals, Inc.	699	0.41%	1,149
Incyte Corp.	367	0.42%	926
Vertex Pharmaceuticals, Inc.	121	0.34%	740
Blueprint Medicines Corp.	296	0.36%	572
PepsiCo, Inc.	105	0.21%	148
Hologic, Inc.	570	0.52%	90
Chemed Corp.	41	0.27%	(236)
John B Sanfilippo & Son, Inc.	466	0.57%	(240)
Grand Canyon Education, Inc.	199	0.25%	(630)
Coherus Biosciences, Inc.	1,537	0.29%	(949)
Exelixis, Inc.	904	0.23%	(4,277)
Total Consumer, Non-cyclical			66,263
Financial
Allstate Corp.	416	0.74%	6,529
Synchrony Financial	1,131	0.75%	3,984
Mercury General Corp.	820	0.73%	3,648
Jefferies Financial Group, Inc.	1,099	0.52%	2,281
Progressive Corp.	386	0.52%	1,879
Berkshire Hathaway, Inc. — Class B	251	0.96%	1,824
Highwoods Properties, Inc.	1,215	0.75%	1,684
Federated Hermes, Inc. — Class B	862	0.40%	1,348
Aflac, Inc.	1,039	0.77%	1,338

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Travelers Companies, Inc.	216	0.44%	$1,335
Cboe Global Markets, Inc.	232	0.38%	1,328
Houlihan Lokey, Inc.	358	0.40%	927
Marsh & McLennan Companies, Inc.	198	0.38%	471
Western Union Co.	672	0.21%	353
Sabra Health Care REIT, Inc.	889	0.22%	280
Interactive Brokers Group, Inc. — Class A	438	0.40%	183
OneMain Holdings, Inc.	363	0.30%	169
Janus Henderson Group plc	673	0.36%	(131)
Arch Capital Group Ltd.	820	0.44%	(201)
SEI Investments Co.	381	0.32%	(238)
Evercore, Inc. — Class A	236	0.46%	(255)
RenaissanceRe Holdings Ltd.	165	0.34%	(343)
Everest Re Group Ltd.	131	0.45%	(349)
Raymond James Financial, Inc.	412	0.74%	(407)
Markel Corp.	28	0.46%	(541)
Brighthouse Financial, Inc.	698	0.44%	(764)
Radian Group, Inc.	1,086	0.33%	(787)
Cincinnati Financial Corp.	176	0.28%	(912)
Stewart Information Services Corp.	361	0.28%	(979)
Artisan Partners Asset Management, Inc. — Class A	339	0.24%	(1,010)
Capital One Financial Corp.	184	0.39%	(1,025)
Affiliated Managers Group, Inc.	156	0.33%	(1,077)
MGIC Investment Corp.	1,246	0.23%	(1,110)
First American Financial Corp.	336	0.29%	(1,156)
AMERISAFE, Inc.	477	0.39%	(1,249)
Enstar Group Ltd.	146	0.48%	(1,279)
Safety Insurance Group, Inc.	603	0.65%	(1,385)
Hanover Insurance Group, Inc.	433	0.81%	(1,623)
Lexington Realty Trust	1,759	0.29%	(1,741)
Discover Financial Services	330	0.54%	(1,794)
Essent Group Ltd.	660	0.41%	(1,854)
Brandywine Realty Trust	3,384	0.64%	(2,041)
BankUnited, Inc.	590	0.35%	(2,174)
Old Republic International Corp.	1,955	0.67%	(2,758)
Healthcare Realty Trust, Inc.	1,467	0.61%	(2,839)
Associated Banc-Corp.	1,578	0.44%	(2,958)
Total Financial			(5,419)
Consumer, Cyclical
AutoZone, Inc.	51	1.05%	8,214
O'Reilly Automotive, Inc.	120	0.93%	5,287
Gentherm, Inc.	439	0.43%	4,943
Brunswick Corp.	376	0.52%	3,961
AutoNation, Inc.	308	0.40%	3,220
Lennar Corp. — Class A	170	0.23%	2,241
PulteGroup, Inc.	554	0.42%	2,136
MSC Industrial Direct Company, Inc. — Class A	403	0.50%	1,588
Polaris, Inc.	185	0.35%	1,409
NVR, Inc.	4	0.27%	1,160
Lowe's Companies, Inc.	270	0.72%	959
Dolby Laboratories, Inc. — Class A	379	0.51%	750
Cummins, Inc.	175	0.59%	631
Best Buy Company, Inc.	278	0.44%	108
Dick's Sporting Goods, Inc.	167	0.23%	99
WW Grainger, Inc.	93	0.56%	(152)
Carter's, Inc.	288	0.41%	(416)
Tri Pointe Homes, Inc.	771	0.23%	(532)
Whirlpool Corp.	119	0.36%	(842)
Gentex Corp.	1,969	0.90%	(879)
Meritage Homes Corp.	204	0.26%	(885)
Allison Transmission Holdings, Inc.	1,103	0.60%	(976)
Murphy USA, Inc.	215	0.39%	(1,042)
Yum! Brands, Inc.	483	0.76%	(2,165)
Total Consumer, Cyclical			28,817
Basic Materials
Ingevity Corp.	261	0.29%	(591)
NewMarket Corp.	95	0.42%	(1,320)
Commercial Metals Co.	691	0.29%	(1,768)
Reliance Steel & Aluminum Co.	234	0.49%	(5,140)
Total Basic Materials			(8,819)
Industrial
Acuity Brands, Inc.	117	0.30%	8,387
Owens Corning	298	0.40%	5,514
Snap-on, Inc.	153	0.47%	4,984
Waters Corp.	76	0.36%	4,944
Oshkosh Corp.	335	0.57%	4,916
AGCO Corp.	159	0.29%	4,650
Mettler-Toledo International, Inc.	29	0.55%	3,814
Lincoln Electric Holdings, Inc.	168	0.30%	3,165
Toro Co.	730	1.10%	2,872
Northrop Grumman Corp.	88	0.44%	2,668
Lennox International, Inc.	63	0.30%	2,506
Agilent Technologies, Inc.	188	0.38%	2,501
3M Co.	175	0.48%	2,439
Sturm Ruger & Company, Inc.	199	0.25%	2,195
Sealed Air Corp.	352	0.29%	2,156
Donaldson Company, Inc.	1,006	0.88%	2,026
Timken Co.	364	0.40%	1,787
OSI Systems, Inc.	455	0.64%	1,631
Watts Water Technologies, Inc. — Class A	361	0.72%	1,238
Vishay Intertechnology, Inc.	2,140	0.66%	968
Keysight Technologies, Inc.	126	0.27%	916
Masco Corp.	583	0.47%	653
Parker-Hannifin Corp.	95	0.40%	619
Carlisle Companies, Inc.	124	0.33%	344
Garmin Ltd.	361	0.72%	214

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Louisiana-Pacific Corp.	452	0.37%	$(46)
Huntington Ingalls Industries, Inc.	111	0.32%	(366)
Fortive Corp.	381	0.37%	(672)
Sanmina Corp.	502	0.27%	(946)
Worthington Industries, Inc.	292	0.25%	(1,069)
Boise Cascade Co.	370	0.30%	(1,420)
Hillenbrand, Inc.	473	0.29%	(1,896)
Eagle Materials, Inc.	357	0.70%	(3,159)
MDU Resources Group, Inc.	2,031	0.88%	(4,108)
Total Industrial			54,425
Communications
Viavi Solutions, Inc.	3,842	0.93%	6,749
VeriSign, Inc.	327	1.02%	6,049
Cisco Systems, Inc.	904	0.66%	6,004
Juniper Networks, Inc.	1,151	0.43%	3,816
Motorola Solutions, Inc.	109	0.33%	3,749
Ciena Corp.	350	0.27%	3,331
Omnicom Group, Inc.	804	0.88%	440
Cogent Communications Holdings, Inc.	435	0.46%	144
Alphabet, Inc. — Class C	30	1.03%	74
Yelp, Inc. — Class A	426	0.23%	(128)
Fox Corp. — Class A	501	0.26%	(355)
Nexstar Media Group, Inc. — Class A	141	0.29%	(454)
Verizon Communications, Inc.	643	0.50%	(530)
F5 Networks, Inc.	109	0.28%	(571)
TEGNA, Inc.	1,621	0.42%	(613)
InterDigital, Inc.	352	0.35%	(685)
World Wrestling Entertainment, Inc. — Class A	342	0.27%	(1,405)
Telephone & Data Systems, Inc.	1,317	0.41%	(3,174)
Total Communications			22,441
Energy
Antero Midstream Corp.	1,831	0.26%	(309)
Kinder Morgan, Inc.	1,559	0.39%	(1,479)
Williams Companies, Inc.	1,176	0.43%	(1,485)
Equitrans Midstream Corp.	1,736	0.20%	(1,988)
Total Energy			(5,261)
Total GS Equity Long Custom Basket			$197,697

GS EQUITY SHORT CUSTOM BASKET
Consumer, Cyclical
JetBlue Airways Corp.	7,835	(0.80)%	$14,535
United Airlines Holdings, Inc.	3,076	(0.98)%	13,581
IAA, Inc.	1,831	(0.60)%	9,639
Marriott International, Inc. — Class A	505	(0.41)%	3,455
Freshpet, Inc.	707	(0.69)%	3,073
Delta Air Lines, Inc.	5,008	(1.29)%	2,013
Hilton Worldwide Holdings, Inc.	645	(0.46)%	1,997
Alaska Air Group, Inc.	2,718	(0.98)%	(5,122)
Southwest Airlines Co.	4,031	(1.28)%	(18,214)
Copart, Inc.	1,419	(1.12)%	(39,914)
Total Consumer, Cyclical			(14,957)
Communications
Anaplan, Inc.	700	(0.22)%	2,454
Okta, Inc.	359	(0.52)%	(487)
Uber Technologies, Inc.	2,524	(0.76)%	(847)
Q2 Holdings, Inc.	1,232	(0.75)%	(11,514)
Zendesk, Inc.	573	(0.49)%	(20,762)
Liberty Broadband Corp. — Class C	776	(0.80)%	(21,529)
Total Communications			(52,685)
Technology
KBR, Inc.	4,136	(0.94)%	7,085
Leidos Holdings, Inc.	1,188	(0.72)%	5,875
Blackline, Inc.	342	(0.23)%	1,672
Clarivate plc	3,207	(0.53)%	(2,203)
Sailpoint Technologies Holdings, Inc.	767	(0.23)%	(2,251)
Twilio, Inc. — Class A	111	(0.26)%	(3,420)
Tyler Technologies, Inc.	84	(0.23)%	(5,473)
Ceridian HCM Holding, Inc.	876	(0.50)%	(7,082)
Coupa Software, Inc.	328	(0.51)%	(7,594)
Smartsheet, Inc. — Class A	558	(0.24)%	(13,520)
Rapid7, Inc.	857	(0.48)%	(18,321)
HubSpot, Inc.	71	(0.25)%	(20,206)
Total Technology			(65,438)
Consumer, Non-cyclical
Verisk Analytics, Inc. — Class A	1,566	(1.63)%	16,987
Archer-Daniels-Midland Co.	3,055	(1.10)%	15,429
ManpowerGroup, Inc.	1,163	(0.83)%	3,976
CoStar Group, Inc.	1,640	(0.81)%	1,954
Cooper Companies, Inc.	143	(0.34)%	1,060
McCormick & Company, Inc.	1,744	(0.92)%	41
Brink's Co.	967	(0.44)%	(683)
Alnylam Pharmaceuticals, Inc.	418	(0.42)%	(2,563)
Guardant Health, Inc.	717	(0.53)%	(2,722)
Rollins, Inc.	3,169	(0.65)%	(2,970)
TransUnion	1,545	(1.01)%	(12,260)
Avalara, Inc.	264	(0.25)%	(14,594)
Cintas Corp.	762	(1.74)%	(23,012)
Equifax, Inc.	603	(0.86)%	(44,676)
Total Consumer, Non-cyclical			(64,033)
Financial
JBG SMITH Properties	7,271	(1.37)%	10,547
Lincoln National Corp.	2,024	(0.76)%	10,127
American International Group, Inc.	1,900	(0.54)%	8,441
U.S. Bancorp	3,950	(1.34)%	8,144
Alexandria Real Estate Equities, Inc.	752	(0.82)%	8,031
Truist Financial Corp.	3,185	(1.05)%	8,018
Prudential Financial, Inc.	2,210	(1.35)%	7,045
Global Net Lease, Inc.	4,040	(0.45)%	4,084
CyrusOne, Inc.	1,333	(0.57)%	3,708
Comerica, Inc.	1,368	(0.58)%	3,421
Bank of America Corp.	6,416	(1.58)%	3,338
State Street Corp.	1,923	(0.94)%	2,885

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Equitable Holdings, Inc.	3,376	(0.61)%	$2,365
Mid-America Apartment Communities, Inc.	785	(0.79)%	2,045
UDR, Inc.	4,617	(1.35)%	1,908
Ryman Hospitality Properties, Inc.	850	(0.40)%	1,669
Wells Fargo & Co.	1,880	(0.51)%	441
SBA Communications Corp.	211	(0.40)%	(386)
Crown Castle International Corp.	589	(0.69)%	(503)
Bank of New York Mellon Corp.	1,073	(0.33)%	(974)
Host Hotels & Resorts, Inc.	7,487	(0.76)%	(1,648)
Digital Realty Trust, Inc.	1,124	(1.01)%	(2,675)
Welltower, Inc.	1,304	(0.65)%	(5,085)
American Homes 4 Rent — Class A	2,019	(0.47)%	(6,360)
Federal Realty Investment Trust	676	(0.47)%	(6,601)
Invitation Homes, Inc.	3,207	(0.71)%	(8,810)
Charles Schwab Corp.	3,014	(1.31)%	(9,386)
Healthpeak Properties, Inc.	6,690	(1.33)%	(10,432)
Americold Realty Trust	4,775	(1.08)%	(15,009)
Howard Hughes Corp.	1,045	(0.61)%	(21,046)
Rayonier, Inc.	3,439	(0.74)%	(21,909)
American Tower Corp. — Class A	331	(0.53)%	(22,090)
Prologis, Inc.	1,388	(0.99)%	(25,837)
Equinix, Inc.	245	(1.17)%	(27,005)
Loews Corp.	1,700	(0.55)%	(27,181)
Brookline Bancorp, Inc.	7,182	(0.64)%	(29,179)
Morgan Stanley	5,831	(3.19)%	(36,023)
Camden Property Trust	1,201	(0.95)%	(38,433)
Sun Communities, Inc.	1,055	(1.08)%	(43,899)
Rexford Industrial Realty, Inc.	3,144	(1.07)%	(51,248)
First Republic Bank	1,394	(1.56)%	(76,144)
Total Financial			(401,646)
Industrial
Jacobs Engineering Group, Inc.	1,894	(1.51)%	12,467
Ball Corp.	1,183	(0.57)%	11,919
Stericycle, Inc.	3,239	(1.38)%	8,471
XPO Logistics, Inc.	844	(0.70)%	7,227
Norfolk Southern Corp.	859	(1.36)%	5,421
Exponent, Inc.	679	(0.36)%	4,483
MSA Safety, Inc.	687	(0.68)%	390
US Ecology, Inc.	2,176	(0.49)%	(78)
FedEx Corp.	440	(0.78)%	(1,298)
Republic Services, Inc. — Class A	2,452	(1.61)%	(2,169)
United Parcel Service, Inc. — Class B	395	(0.49)%	(2,235)
Boeing Co.	490	(0.70)%	(3,475)
TransDigm Group, Inc.	109	(0.42)%	(4,894)
Raytheon Technologies Corp.	2,627	(1.34)%	(5,062)
Waste Management, Inc.	1,912	(1.60)%	(6,572)
Ingersoll Rand, Inc.	2,531	(0.74)%	(16,199)
Tetra Tech, Inc.	741	(0.54)%	(22,446)
Casella Waste Systems, Inc. — Class A	2,731	(1.03)%	(25,289)
Total Industrial			(39,339)
Energy
Baker Hughes Co.	3,933	(0.54)%	11,703
Schlumberger N.V.	7,654	(1.46)%	10,237
Phillips 66	1,024	(0.52)%	288
Pioneer Natural Resources Co.	1,640	(1.59)%	(10,274)
NOV, Inc.	4,452	(0.41)%	(14,675)
Hess Corp.	1,381	(0.72)%	(25,520)
ChampionX Corp.	5,308	(0.81)%	(42,453)
Halliburton Co.	11,185	(1.54)%	(46,480)
Ovintiv, Inc.	5,344	(1.00)%	(69,061)
Total Energy			(186,235)
Utilities
Atmos Energy Corp.	2,242	(1.29)%	11,757
Exelon Corp.	4,797	(1.27)%	10,436
ONE Gas, Inc.	3,053	(1.35)%	9,891
Xcel Energy, Inc.	2,940	(1.16)%	9,552
Black Hills Corp.	1,549	(0.61)%	5,673
OGE Energy Corp.	3,577	(0.72)%	5,007
CenterPoint Energy, Inc.	2,971	(0.43)%	4,016
Edison International	4,032	(1.39)%	(616)
Total Utilities			55,716
Basic Materials
Linde plc	185	(0.32)%	(2,069)
Quaker Chemical Corp.	329	(0.47)%	(8,732)
Total Basic Materials			(10,801)
Total GS Equity Short Custom Basket			$(779,418)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2021.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$36,269,319	$—	$—	$36,269,319
Money Market Fund	4,123,211	—	—	4,123,211
Equity Custom Basket Swap Agreements**	—	396,772	—	396,772
Total Assets	$40,392,530	$396,772	$—	$40,789,302

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,529,217	$—	$1,529,217

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 101.3%
Technology - 26.2%
Apple, Inc.	89,496	$12,257,372
Microsoft Corp.	45,063	12,207,567
Intel Corp.	91,190	5,119,407
Accenture plc — Class A	10,881	3,207,610
HP, Inc.	90,933	2,745,267
International Business Machines Corp.	17,622	2,583,209
Citrix Systems, Inc.	19,885	2,331,914
QUALCOMM, Inc.	16,221	2,318,468
Micron Technology, Inc.*	27,092	2,302,278
Oracle Corp.	28,304	2,203,183
Cognizant Technology Solutions Corp. — Class A	29,193	2,021,907
Texas Instruments, Inc.	9,445	1,816,273
Cadence Design Systems, Inc.*	12,151	1,662,500
NVIDIA Corp.	1,604	1,283,360
Science Applications International Corp.	14,528	1,274,542
Dell Technologies, Inc. — Class C*	12,639	1,259,729
Leidos Holdings, Inc.	11,666	1,179,433
Lam Research Corp.	1,692	1,100,984
Teradyne, Inc.	7,081	948,571
ON Semiconductor Corp.*	19,442	744,240
Applied Materials, Inc.	4,922	700,893
salesforce.com, Inc.*	2,412	589,179
Jack Henry & Associates, Inc.	3,580	585,366
Advanced Micro Devices, Inc.*	2,983	280,193
Adobe, Inc.*	475	278,179
Total Technology		63,001,624
Consumer, Non-cyclical - 18.8%
Bristol-Myers Squibb Co.	78,634	5,254,324
Gilead Sciences, Inc.	54,493	3,752,388
Humana, Inc.	6,113	2,706,347
McKesson Corp.	12,622	2,413,831
Quest Diagnostics, Inc.	17,796	2,348,538
Amgen, Inc.	9,520	2,320,500
Biogen, Inc.*	6,441	2,230,325
CVS Health Corp.	25,186	2,101,520
Vertex Pharmaceuticals, Inc.*	10,089	2,034,245
Merck & Company, Inc.	25,269	1,965,170
Laboratory Corporation of America Holdings*	6,595	1,819,231
Chemed Corp.	2,889	1,370,831
Kroger Co.	34,634	1,326,828
Bio-Rad Laboratories, Inc. — Class A*	1,967	1,267,319
United Rentals, Inc.*	3,840	1,224,998
Regeneron Pharmaceuticals, Inc.*	2,111	1,179,078
Molson Coors Beverage Co. — Class B*	20,258	1,087,652
PerkinElmer, Inc.	6,582	1,016,326
Anthem, Inc.	2,434	929,301
AbbVie, Inc.	7,689	866,089
Kellogg Co.	10,954	704,671
Eli Lilly & Co.	2,678	614,654
Archer-Daniels-Midland Co.	9,940	602,364
Pfizer, Inc.	15,312	599,618
Johnson & Johnson	3,561	586,639
Campbell Soup Co.	10,961	499,712
General Mills, Inc.	7,931	483,236
Boston Scientific Corp.*	10,201	436,195
PayPal Holdings, Inc.*	1,364	397,579
UnitedHealth Group, Inc.	870	348,383
Becton Dickinson and Co.	1,293	314,445
Clorox Co.	1,591	286,237
J M Smucker Co.	2,188	283,499
Total Consumer, Non-cyclical		45,372,073
Communications - 15.5%
Amazon.com, Inc.*	2,822	9,708,132
Alphabet, Inc. — Class A*	2,398	5,855,412
Facebook, Inc. — Class A*	10,565	3,673,556
Cisco Systems, Inc.	53,864	2,854,792
Netflix, Inc.*	5,012	2,647,389
eBay, Inc.	30,663	2,152,849
F5 Networks, Inc.*	8,712	1,626,182
Motorola Solutions, Inc.	6,478	1,404,754
Nexstar Media Group, Inc. — Class A	9,085	1,343,490
Discovery, Inc. — Class C*	39,692	1,150,274
AT&T, Inc.	35,774	1,029,576
Verizon Communications, Inc.	15,923	892,166
Arista Networks, Inc.*	1,756	636,216
Comcast Corp. — Class A	10,951	624,426
Walt Disney Co.*	3,296	579,338
Omnicom Group, Inc.	6,961	556,811
CDW Corp.	1,790	312,623
Corning, Inc.	4,988	204,009
Total Communications		37,251,995
Financial - 14.3%
Citigroup, Inc.	65,135	4,608,301
Allstate Corp.	23,044	3,005,859
MetLife, Inc.	47,949	2,869,748
Progressive Corp.	27,325	2,683,588
Bank of America Corp.	55,663	2,294,985
Aflac, Inc.	37,718	2,023,948
PNC Financial Services Group, Inc.	8,621	1,644,542
JPMorgan Chase & Co.	10,535	1,638,614
Capital One Financial Corp.	9,981	1,543,961
U.S. Bancorp	26,046	1,483,841
Bank of New York Mellon Corp.	27,232	1,395,095
Prudential Financial, Inc.	13,602	1,393,797
Hartford Financial Services Group, Inc.	20,856	1,292,446
Jones Lang LaSalle, Inc.*	6,434	1,257,590
Northern Trust Corp.	10,768	1,244,996
State Street Corp.	14,681	1,207,953
Principal Financial Group, Inc.	18,835	1,190,184
Visa, Inc. — Class A	2,601	608,166
Mastercard, Inc. — Class A	1,466	535,222
T. Rowe Price Group, Inc.	2,380	471,168
Total Financial		34,394,004
Consumer, Cyclical - 13.4%
Best Buy Company, Inc.	24,608	2,829,428
Lowe's Companies, Inc.	14,373	2,787,931
Whirlpool Corp.	11,536	2,515,079
Cummins, Inc.	8,722	2,126,511
Domino's Pizza, Inc.	4,283	1,997,977
NIKE, Inc. — Class B	12,791	1,976,082

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 101.3% (continued)
Consumer, Cyclical - 13.4% (continued)
O'Reilly Automotive, Inc.*	3,301	$1,869,059
AutoZone, Inc.*	1,243	1,854,830
Home Depot, Inc.	4,865	1,551,400
General Motors Co.*	25,210	1,491,676
Kohl's Corp.	27,018	1,488,962
Dolby Laboratories, Inc. — Class A	12,578	1,236,291
PACCAR, Inc.	13,709	1,223,528
Lear Corp.	6,572	1,151,940
BorgWarner, Inc.	23,730	1,151,854
Walgreens Boots Alliance, Inc.	21,402	1,125,959
Thor Industries, Inc.	9,962	1,125,706
Tractor Supply Co.	4,891	910,019
Tesla, Inc.*	1,264	859,141
Target Corp.	1,827	441,659
WW Grainger, Inc.	791	346,458
Southwest Airlines Co.*	6,459	342,908
Total Consumer, Cyclical		32,404,398
Industrial - 7.9%
3M Co.	19,564	3,885,997
Oshkosh Corp.	18,872	2,352,206
Expeditors International of Washington, Inc.	12,477	1,579,588
Owens Corning	15,074	1,475,745
FedEx Corp.	4,632	1,381,865
Ryder System, Inc.	17,061	1,268,144
Deere & Co.	3,488	1,230,252
CH Robinson Worldwide, Inc.	12,570	1,177,432
Parker-Hannifin Corp.	3,813	1,171,011
Avnet, Inc.	27,118	1,086,889
Keysight Technologies, Inc.*	5,619	867,630
Lennox International, Inc.	2,304	808,243
Ball Corp.	7,955	644,514
Total Industrial		18,929,516
Basic Materials - 3.4%
Celanese Corp. — Class A	16,567	2,511,557
FMC Corp.	10,641	1,151,356
Steel Dynamics, Inc.	19,005	1,132,698
Axalta Coating Systems Ltd.*	37,049	1,129,624
Eastman Chemical Co.	9,512	1,110,526
Newmont Corp.	15,136	959,320
PPG Industries, Inc.	1,790	303,889
Total Basic Materials		8,298,970
Energy - 1.4%
First Solar, Inc.*	12,524	1,133,547
ONEOK, Inc.	19,445	1,081,920
Equities Corp.*	29,832	664,060
Chevron Corp.	3,978	416,656
Total Energy		3,296,183
Utilities - 0.4%
CMS Energy Corp.	8,354	493,554
Exelon Corp.	9,977	442,081
Total Utilities		935,635
Total Common Stocks
(Cost $204,892,372)		243,884,398

EXCHANGE-TRADED FUNDS† - 0.9%
SPDR S&P 500 ETF Trust	4,956	2,121,465
Total Exchange-Traded Funds
(Cost $1,888,425)		2,121,465

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	1,014,893	1,014,893
Total Money Market Fund
(Cost $1,014,893)		1,014,893
Total Investments - 102.6%
(Cost $207,795,690)		$247,020,756
Other Assets & Liabilities, net - (2.6)%		(6,342,134)
Total Net Assets - 100.0%		$240,678,622

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2021.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$243,884,398	$—	$—	$243,884,398
Exchange-Traded Funds	2,121,465	—	—	2,121,465
Money Market Fund	1,014,893	—	—	1,014,893
Total Assets	$247,020,756	$—	$—	$247,020,756

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 1.2%
Diversified - 0.9%
Pershing Square Tontine Holdings, Ltd. — Class A*,11	622,890	$14,176,976
Financial - 0.3%
KKR Acquisition Holdings I Corp. — Class A*,11	299,316	2,939,283
RXR Acquisition Corp. — Class A*,11	60,692	589,319
MSD Acquisition Corp. — Class A*,11	46,697	459,966
TPG Pace Beneficial II Corp.*,11	36,814	371,085
Soaring Eagle Acquisition Corp. — Class A*,11	32,556	324,258
TPG Pace Solutions Corp.*,11	27,028	269,199
Colicity, Inc. — Class A*,11	12,785	124,654
Colicity, Inc.*,11	2,646	26,645
RXR Acquisition Corp.*,11	2,589	25,786
Total Financial		5,130,195
Communications - 0.0%
Figs, Inc. — Class A*	12,590	630,759
Industrial - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $17,450,161)		19,937,930

PREFERRED STOCKS†† - 3.6%
Financial - 3.6%
First Republic Bank, 4.25%	372,000	9,943,560
W R Berkley Corp., 4.13% due 03/30/61	300,000	8,028,000
Wells Fargo & Co., 4.38%	210,000	5,331,900
Globe Life, Inc., 4.25% due 06/15/61	160,000	4,177,600
Bank of America Corp., 4.13%	148,000	3,871,680
PartnerRe Ltd., 4.88%	140,000	3,871,000
Wells Fargo & Co., 4.70%	148,000	3,870,200
Public Storage, 4.63%	118,400	3,260,736
Bank of America Corp., 4.38%	106,000	2,777,200
Arch Capital Group Ltd., 4.55%*	102,000	2,632,620
American Financial Group, Inc., 4.50% due 09/15/60	86,800	2,405,228
JPMorgan Chase & Co., 4.63%*	76,000	2,023,880
First Republic Bank, 4.13%	53,200	1,364,580
CNO Financial Group, Inc., 5.13% due 11/25/60	48,000	1,293,600
Assurant, Inc., 5.25% due 01/15/61	38,000	1,027,520
Public Storage, 4.13%	30,400	791,920
W R Berkley Corp., 4.25% due 09/30/60	25,600	682,752
Total Financial		57,353,976
Industrial - 0.0%
Constar International Holdings LLC*,†††	7	–
Total Preferred Stocks
(Cost $54,060,000)		57,353,976

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,11	69,210	436,023
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,11	74,828	88,297
Soaring Eagle Acquisition Corp. - Class A
Expiring 12/31/27*,11	6,510	21,483
RXR Acquisition Corp.
Expiring 03/08/26*,11	12,137	12,501
MSD Acquisition Corp.
Expiring 05/13/23*,11	9,339	12,141
Colicity, Inc.
Expiring 12/31/27*,11	2,556	3,936
Total Warrants
(Cost $493,376)		574,381

CLOSED-END FUNDS† - 0.2%
BlackRock MuniHoldings California Quality Fund, Inc.	116,849	1,861,405
BlackRock MuniYield California Quality Fund, Inc.	100,364	1,580,733
Total Closed-End Funds
(Cost $3,213,468)		3,442,138

	Face Amount~
CORPORATE BONDS†† - 45.9%
Financial - 21.3%
JPMorgan Chase & Co.
3.11% due 04/22/41[1]	3,530,000	3,665,594
3.65%[1,2]	2,350,000	2,353,290
2.52% due 04/22/31[1]	2,210,000	2,275,701
2.96% due 05/13/31[1]	1,870,000	1,966,458
4.49% due 03/24/31[1]	1,600,000	1,896,732
Wells Fargo & Co.
3.07% due 04/30/41[1]	8,550,000	8,751,393
3.90%[1,2]	3,250,000	3,364,725
American International Group, Inc.
3.40% due 06/30/30	5,120,000	5,620,384
4.38% due 06/30/50	4,280,000	5,206,786
Charles Schwab Corp.
4.00%[1,2]	8,000,000	8,184,000
5.38%[1,2]	1,816,000	2,007,225
Bank of America Corp.
2.59% due 04/29/31[1]	6,900,000	7,121,374
2.68% due 06/19/41[1]	2,650,000	2,574,299
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	7,410,000	8,310,107
BPCE S.A.
2.28% due 01/20/32[1,3]	8,200,000	8,053,046
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[3]	7,750,000	8,000,774
Nippon Life Insurance Co.
2.75% due 01/21/51[1,3]	8,150,000	7,987,000

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 45.9% (continued)
Financial - 21.3% (continued)
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	7,470,000	$7,906,487
Five Corners Funding Trust II
2.85% due 05/15/30[3]	6,540,000	6,894,900
Wilton RE Ltd.
6.00%†††,1,2,3	6,350,000	6,874,446
Citizens Financial Group, Inc.
3.25% due 04/30/30	6,298,000	6,830,552
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	6,170,000	6,493,546
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	3,600,000	3,878,928
5.30% due 01/15/29	1,900,000	2,213,500
Markel Corp.
6.00%[1,2]	5,210,000	5,822,175
Reinsurance Group of America, Inc.
3.15% due 06/15/30	5,350,000	5,726,950
American Equity Investment Life Holding Co.
5.00% due 06/15/27	5,036,000	5,700,317
GA Global Funding Trust
1.63% due 01/15/26[3]	5,450,000	5,519,519
Lincoln National Corp.
3.40% due 01/15/31	3,170,000	3,465,397
4.38% due 06/15/50	1,580,000	1,906,547
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,630,000	3,911,590
2.45% due 03/15/31	1,210,000	1,206,234
Citigroup, Inc.
2.57% due 06/03/31[1]	4,690,000	4,826,612
Intercontinental Exchange, Inc.
3.00% due 06/15/50	2,430,000	2,389,609
2.65% due 09/15/40	2,400,000	2,302,147
Pershing Square Holdings, Ltd.
3.25% due 11/15/30[3]	4,500,000	4,585,639
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31[3]	4,300,000	4,486,135
Iron Mountain, Inc.
5.25% due 07/15/30[3]	2,350,000	2,487,663
5.63% due 07/15/32[3]	1,000,000	1,070,320
4.50% due 02/15/31[3]	850,000	860,625
BlackRock, Inc.
1.90% due 01/28/31	4,400,000	4,407,754
Old Republic International Corp.
3.85% due 06/11/51	4,020,000	4,272,385
PartnerRe Finance B LLC
4.50% due 10/01/50[1]	4,040,000	4,221,800
Standard Chartered plc
4.64% due 04/01/31[1,3]	3,550,000	4,155,681
Crown Castle International Corp.
2.90% due 04/01/41	2,800,000	2,726,281
3.30% due 07/01/30	1,149,000	1,231,839
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,685,000	3,870,952
National Australia Bank Ltd.
2.99% due 05/21/31[3]	2,350,000	2,388,692
2.33% due 08/21/30[3]	1,500,000	1,457,447
Ares Finance Company II LLC
3.25% due 06/15/30[3]	3,660,000	3,783,932
Aflac, Inc.
3.60% due 04/01/30	3,350,000	3,777,510
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	3,620,000	3,756,200
MetLife, Inc.
3.85%[1,2]	3,520,000	3,690,931
KKR Group Finance Company VI LLC
3.75% due 07/01/29[3]	3,230,000	3,609,149
First American Financial Corp.
4.00% due 05/15/30	3,180,000	3,539,730
Brookfield Finance, Inc.
3.50% due 03/30/51	2,550,000	2,660,594
4.70% due 09/20/47	650,000	788,032
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[3]	3,150,000	3,156,489
Alleghany Corp.
3.63% due 05/15/30	2,850,000	3,147,280
Arch Capital Group Ltd.
3.64% due 06/30/50	2,900,000	3,122,108
Loews Corp.
3.20% due 05/15/30	2,870,000	3,115,549
UBS Group AG
2.10% due 02/11/32[1,3]	2,950,000	2,893,292
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	2,660,000	2,785,380
Jefferies Group LLC
2.75% due 10/15/32	2,720,000	2,734,962
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	2,560,000	2,732,077
Belrose Funding Trust
2.33% due 08/15/30[3]	2,780,000	2,727,308
Visa, Inc.
2.00% due 08/15/50	3,000,000	2,651,193
Equitable Holdings, Inc.
7.00% due 04/01/28	2,050,000	2,640,319
Sumitomo Life Insurance Co.
3.38% due 04/15/81[1,3]	2,500,000	2,576,250
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[3]	2,450,000	2,559,479
Societe Generale S.A.
2.89% due 06/09/32[1,3]	2,500,000	2,529,800
Goldman Sachs Group, Inc.
3.50% due 04/01/25	2,250,000	2,441,831
Liberty Mutual Group, Inc.
3.95% due 05/15/60[3]	2,150,000	2,364,419

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 45.9% (continued)
Financial - 21.3% (continued)
Assurant, Inc.
2.65% due 01/15/32	2,300,000	$2,296,301
Safehold Operating Partnership, LP
2.80% due 06/15/31	2,150,000	2,151,708
FS KKR Capital Corp.
2.63% due 01/15/27	2,150,000	2,130,712
Americo Life, Inc.
3.45% due 04/15/31[3]	2,060,000	2,098,760
Pershing Square Holdings Ltd.
5.50% due 07/15/22[3]	2,000,000	2,077,000
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	1,870,000	2,016,720
Macquarie Group Ltd.
2.69% due 06/23/32[1,3]	2,000,000	2,007,590
HS Wildcat LLC
3.83% due 12/31/50†††	2,000,000	1,984,920
Aon Corp.
2.80% due 05/15/30	1,840,000	1,933,670
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,895,954
Fifth Third Bancorp
2.55% due 05/05/27	1,750,000	1,850,969
Global Atlantic Finance Co.
3.13% due 06/15/31[3]	1,800,000	1,812,094
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,795,798
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	1,750,000	1,793,593
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[1,3]	1,800,000	1,750,446
Kemper Corp.
2.40% due 09/30/30	1,510,000	1,513,063
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	1,450,000	1,506,101
Allianz SE
3.50%[1,2,3]	1,400,000	1,447,250
Raymond James Financial, Inc.
3.75% due 04/01/51	1,300,000	1,427,179
Prudential plc
3.13% due 04/14/30	1,317,000	1,425,652
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	1,050,000	1,280,481
CNA Financial Corp.
2.05% due 08/15/30	1,250,000	1,228,942
Prudential Financial, Inc.
3.70% due 10/01/50[1]	1,160,000	1,209,300
Camden Property Trust
2.80% due 05/15/30	1,100,000	1,166,844
Bank of New York Mellon Corp.
4.70%[1,2]	1,060,000	1,156,725
QBE Insurance Group Ltd.
5.88%[1,2,3]	1,000,000	1,091,500
Westpac Banking Corp.
2.96% due 11/16/40	1,100,000	1,081,795
Central Storage Safety Project Trust
4.82% due 02/01/38[4]	985,280	1,079,810
Weyerhaeuser Co.
4.00% due 04/15/30	911,000	1,037,645
Kuvare US Holdings, Inc.
7.00% due 02/17/51[1,3]	1,000,000	1,033,790
Depository Trust & Clearing Corp.
3.38%[1,2,3]	1,000,000	1,016,250
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	950,000	983,860
W R Berkley Corp.
4.00% due 05/12/50	850,000	970,899
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	930,000	945,417
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	850,000	903,310
Nasdaq, Inc.
3.25% due 04/28/50	850,000	852,913
CNO Financial Group, Inc.
5.25% due 05/30/29	700,000	832,660
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	800,248
Protective Life Corp.
3.40% due 01/15/30[3]	740,000	788,721
Aviation Capital Group LLC
2.88% due 01/20/22[3]	700,000	707,102
New York Life Insurance Co.
3.75% due 05/15/50[3]	600,000	670,537
Brookfield Finance LLC
3.45% due 04/15/50	470,000	484,764
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	480,700
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	400,000	460,706
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	100,000	130,289
Total Financial		342,526,059
Industrial - 5.4%
Boeing Co.
5.15% due 05/01/30	8,000,000	9,482,328
5.71% due 05/01/40	4,380,000	5,645,449
5.81% due 05/01/50	3,440,000	4,635,623
5.04% due 05/01/27	2,150,000	2,481,922
3.63% due 02/01/31	1,450,000	1,561,192
2.20% due 02/04/26	1,000,000	1,010,449
Sonoco Products Co.
3.13% due 05/01/30	4,808,000	5,131,409
5.75% due 11/01/40	150,000	194,738
Textron, Inc.
2.45% due 03/15/31	3,600,000	3,607,114
3.00% due 06/01/30	1,355,000	1,426,714
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	4,550,000	4,470,875

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 45.9% (continued)
Industrial - 5.4% (continued)
National Basketball Association
2.51% due 12/16/24†††	4,000,000	$4,132,840
Berry Global, Inc.
1.57% due 01/15/26[3]	4,100,000	4,101,230
Qatar Airways
2.95% due 05/14/31†††	4,000,000	3,994,440
Vontier Corp.
2.95% due 04/01/31[3]	3,450,000	3,463,110
WRKCo, Inc.
3.00% due 06/15/33	3,256,000	3,413,027
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	3,100,000	3,088,871
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	3,000,000	2,975,484
BAE Systems plc
3.40% due 04/15/30[3]	2,659,000	2,892,991
Snap-on, Inc.
3.10% due 05/01/50	2,547,000	2,700,791
Owens Corning
3.88% due 06/01/30	2,380,000	2,658,597
GATX Corp.
4.00% due 06/30/30	2,110,000	2,380,100
Carrier Global Corp.
2.70% due 02/15/31	2,210,000	2,277,993
CNH Industrial Capital LLC
1.88% due 01/15/26	1,880,000	1,912,658
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,911,118
Ryder System, Inc.
3.35% due 09/01/25	1,470,000	1,589,861
IDEX Corp.
3.00% due 05/01/30	1,450,000	1,533,348
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,258,759
GXO Logistics, Inc.
2.65% due 07/15/31[3]	850,000	843,175
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	658,321
Oshkosh Corp.
3.10% due 03/01/30	240,000	254,723
Total Industrial		87,689,250
Consumer, Cyclical - 5.0%
Marriott International, Inc.
3.50% due 10/15/32	3,300,000	3,509,952
4.63% due 06/15/30	2,830,000	3,262,527
2.85% due 04/15/31	2,320,000	2,358,589
5.75% due 05/01/25	1,900,000	2,193,891
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	8,800,000	10,273,437
Hyatt Hotels Corp.
5.38% due 04/23/25	3,950,000	4,461,209
5.75% due 04/23/30	3,010,000	3,657,218
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	7,942,908
Whirlpool Corp.
4.60% due 05/15/50	6,145,000	7,633,316
Starbucks Corp.
2.55% due 11/15/30	4,600,000	4,771,536
Smithsonian Institution
2.70% due 09/01/44	4,000,000	3,942,394
VF Corp.
2.95% due 04/23/30	3,306,000	3,501,179
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	3,150,000	3,386,101
Ferguson Finance plc
3.25% due 06/02/30[3]	2,840,000	3,068,229
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	2,550,000	2,807,550
Steelcase, Inc.
5.13% due 01/18/29	2,224,000	2,578,298
British Airways Class A Pass Through Trust
4.25% due 11/15/32[3]	2,303,755	2,481,282
BorgWarner, Inc.
2.65% due 07/01/27	2,310,000	2,450,679
Lowe's Companies, Inc.
4.50% due 04/15/30	1,850,000	2,190,572
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	1,541,000	1,687,622
Northern Group Housing LLC
6.80% due 08/15/53[3]	1,100,000	1,600,363
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	787,000	802,928
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]	200,000	211,500
Total Consumer, Cyclical		80,773,280
Consumer, Non-cyclical - 4.7%
Altria Group, Inc.
3.70% due 02/04/51	4,650,000	4,421,908
3.40% due 05/06/30	3,110,000	3,283,292
2.35% due 05/06/25	1,180,000	1,234,089
4.45% due 05/06/50	390,000	415,999
CoStar Group, Inc.
2.80% due 07/15/30[3]	5,810,000	5,908,343
Sysco Corp.
5.95% due 04/01/30	4,546,000	5,835,991
Quanta Services, Inc.
2.90% due 10/01/30	4,175,000	4,333,370
BAT Capital Corp.
3.98% due 09/25/50	2,800,000	2,729,059
4.70% due 04/02/27	1,410,000	1,594,064
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	3,850,000	4,218,073
Royalty Pharma plc
3.55% due 09/02/50[3]	2,690,000	2,677,710
2.20% due 09/02/30[3]	1,410,000	1,383,997
RELX Capital, Inc.
3.00% due 05/22/30	2,930,000	3,133,676
Alcon Finance Corp.
2.60% due 05/27/30[3]	2,833,000	2,896,144

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 45.9% (continued)
Consumer, Non-cyclical - 4.7% (continued)
Triton Container International Ltd.
3.15% due 06/15/31[3]		2,100,000	$2,114,706
Emory University
2.97% due 09/01/50		2,000,000	2,090,287
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		2,250,000	2,067,466
California Institute of Technology
3.65% due 09/01/19		1,600,000	1,803,263
Universal Health Services, Inc.
2.65% due 10/15/30[3]		1,320,000	1,327,299
5.00% due 06/01/26[3]		450,000	461,250
Global Payments, Inc.
2.90% due 05/15/30		1,620,000	1,689,561
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[3]		1,480,000	1,525,469
Anheuser-Busch InBev Worldwide, Inc.
6.63% due 08/15/33		1,100,000	1,523,627
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]		1,500,000	1,492,500
Johnson & Johnson
2.45% due 09/01/60		1,500,000	1,417,670
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]		1,300,000	1,308,887
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	1,000,000	1,231,139
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		1,000,000	1,118,135
OhioHealth Corp.
3.04% due 11/15/50		1,000,000	1,050,875
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		1,000,000	1,016,122
Johns Hopkins University
2.81% due 01/01/60		1,000,000	1,002,972
Smithfield Foods, Inc.
3.00% due 10/15/30[3]		970,000	979,021
California Endowment
2.50% due 04/01/51		1,000,000	963,294
Children's Hospital Corp.
2.59% due 02/01/50		1,000,000	955,724
Duke University
2.83% due 10/01/55		897,000	937,764
Children's Health System of Texas
2.51% due 08/15/50		1,000,000	927,317
University of Chicago
3.00% due 10/01/52		890,000	920,983
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[3]		925,000	897,250
Bimbo Bakeries USA, Inc.
4.00% due 05/17/51[3]		800,000	859,706
Moody's Corp.
3.25% due 05/20/50		700,000	732,205
Total Consumer, Non-cyclical			76,480,207
Communications - 3.2%
ViacomCBS, Inc.
4.95% due 01/15/31		4,478,000	5,403,240
4.95% due 05/19/50		2,490,000	3,158,286
4.75% due 05/15/25		2,260,000	2,558,381
2.90% due 01/15/27		450,000	478,134
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31		4,525,000	4,616,943
3.90% due 06/01/52		3,350,000	3,413,657
T-Mobile USA, Inc.
3.88% due 04/15/30		4,750,000	5,303,565
Walt Disney Co.
2.65% due 01/13/31		2,490,000	2,616,466
3.80% due 05/13/60		2,000,000	2,359,876
Level 3 Financing, Inc.
4.25% due 07/01/28[3]		2,650,000	2,689,114
3.88% due 11/15/29[3]		1,150,000	1,231,684
AT&T, Inc.
2.75% due 06/01/31		3,200,000	3,328,573
Booking Holdings, Inc.
4.63% due 04/13/30		2,370,000	2,834,771
Vodafone Group plc
4.13% due 06/04/81[1]		2,550,000	2,539,035
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]		2,350,000	2,367,625
Amazon.com, Inc.
2.70% due 06/03/60		1,610,000	1,543,651
Fox Corp.
3.50% due 04/08/30		931,000	1,027,103
3.05% due 04/07/25		450,000	482,130
VeriSign, Inc.
2.70% due 06/15/31		1,200,000	1,219,116
Verizon Communications, Inc.
3.15% due 03/22/30		1,000,000	1,079,197
CSC Holdings LLC
4.13% due 12/01/30[3]		600,000	596,250
Altice France S.A.
5.13% due 01/15/29[3]		450,000	452,250
Telenet Finance Lux Note
5.50% due 03/01/28		400,000	420,800
Total Communications			51,719,847
Energy - 2.5%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]		6,250,000	6,206,850
2.94% due 09/30/40[3]		4,000,000	3,970,445

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 45.9% (continued)
Energy - 2.5% (continued)
BP Capital Markets plc
4.88%[1,2]	7,530,000	$8,249,567
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	4,190,000	4,830,671
Qatar Petroleum
3.13% due 07/12/41[3]	2,375,000	2,366,236
3.30% due 07/12/51[3]	2,350,000	2,350,000
Magellan Midstream Partners, LP
3.95% due 03/01/50	2,000,000	2,170,232
3.25% due 06/01/30	1,500,000	1,616,766
Valero Energy Corp.
2.15% due 09/15/27	950,000	965,560
2.85% due 04/15/25	750,000	795,021
4.00% due 04/01/29	500,000	558,845
Chevron USA, Inc.
2.34% due 08/12/50	1,850,000	1,666,937
Florida Gas Transmission Company LLC
2.55% due 07/01/30[3]	1,000,000	1,011,298
NuStar Logistics, LP
6.38% due 10/01/30	700,000	773,430
6.00% due 06/01/26	200,000	217,000
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	910,000	968,054
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	410,000	484,035
Phillips 66
3.70% due 04/06/23	250,000	263,917
Total Energy		39,464,864
Technology - 1.5%
NetApp, Inc.
2.70% due 06/22/30	8,100,000	8,461,104
Broadcom, Inc.
4.15% due 11/15/30	4,230,000	4,748,513
2.45% due 02/15/31[3]	3,700,000	3,641,791
Leidos, Inc.
2.30% due 02/15/31	2,350,000	2,292,707
3.63% due 05/15/25	600,000	652,020
4.38% due 05/15/30	200,000	227,106
Oracle Corp.
3.95% due 03/25/51	2,450,000	2,681,772
Apple, Inc.
2.55% due 08/20/60	1,550,000	1,447,488
Analog Devices, Inc.
2.95% due 04/01/25	400,000	428,120
Total Technology		24,580,621
Utilities - 1.2%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	6,700,000	6,828,841
Jersey Central Power & Light Co.
2.75% due 03/01/32[3]	3,220,000	3,264,322
Puget Energy, Inc.
6.00% due 09/01/21	2,180,000	2,200,774
AES Corp.
3.95% due 07/15/30[3]	1,760,000	1,924,560
NRG Energy, Inc.
2.45% due 12/02/27[3]	1,750,000	1,762,643
Arizona Public Service Co.
3.35% due 05/15/50	1,300,000	1,392,275
Alexander Funding Trust
1.84% due 11/15/23[3]	950,000	967,638
Black Hills Corp.
2.50% due 06/15/30	940,000	957,775
Total Utilities		19,298,828
Basic Materials - 1.1%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	3,600,000	3,872,607
4.20% due 05/13/50[3]	3,235,000	3,702,357
Anglo American Capital plc
5.63% due 04/01/30[3]	3,400,000	4,163,901
3.95% due 09/10/50[3]	970,000	1,051,250
2.63% due 09/10/30[3]	250,000	251,215
WR Grace & Company-Conn
4.88% due 06/15/27[3]	1,241,000	1,315,832
Nucor Corp.
2.70% due 06/01/30	994,000	1,039,126
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	810,000	798,898
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[3]	680,000	740,853
Total Basic Materials		16,936,039
Total Corporate Bonds
(Cost $704,715,377)		739,468,995

ASSET-BACKED SECURITIES†† - 27.1%
Collateralized Loan Obligations - 18.1%
Octagon Investment Partners 49 Ltd.
2021-5A, 1.76% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[3,5]	8,500,000	8,450,569
2021-5A, 2.26% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 01/15/33[3,5]	7,450,000	7,452,079
Woodmont Trust
2020-7A, 2.08% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[3,5]	12,000,000	12,078,263
2020-7A, 2.78% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32[3,5]	3,750,000	3,796,334
Cerberus Loan Funding XXX, LP
2020-3A, 2.03% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[3,5]	13,500,000	13,560,510

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.1% (continued)
Collateralized Loan Obligations - 18.1% (continued)
2020-3A, 2.68% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33[3,5]	2,000,000	$2,020,059
Dryden 33 Senior Loan Fund
2020-33A, 2.18% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/29[3,5]	8,000,000	7,999,970
2020-33A, 1.18% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[3,5]	4,250,000	4,247,924
2020-33A, 1.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[3,5]	3,000,000	2,983,439
Ares LVIII CLO Ltd.
2020-58A, 1.79% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[3,5]	7,600,000	7,578,185
2020-58A, 2.39% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 01/15/33[3,5]	3,750,000	3,755,461
Palmer Square Loan Funding Ltd.
2021-1A, 1.96% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29[3,5]	2,000,000	2,000,795
2021-3A, due 07/20/29[3,5]	2,000,000	2,000,000
2021-1A, 1.41% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29[3,5]	2,000,000	1,992,017
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,5]	1,706,182	1,706,404
2018-4A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[3,5]	1,000,000	1,000,081
2021-2A, 2.60% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29[3,5]	1,000,000	999,981
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,5]	748,719	748,771
Benefit Street Partners Clo XXII Ltd.
2020-22A, 1.74% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/20/32[3,5]	8,700,000	8,713,600
2020-22A, 2.34% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 01/20/32[3,5]	1,000,000	998,158
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[3,5]	5,500,000	5,492,593
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[3,5]	3,750,000	3,738,671
Dryden 36 Senior Loan Fund
2020-36A, 2.23% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29[3,5]	8,000,000	8,000,296
AMMC CLO XIV Ltd.
2021-14A, 1.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29[3,5]	8,000,000	7,990,805
KREF Funding V LLC
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26†††,5	8,000,000	7,951,280
0.15% due 06/25/26†††,8	21,818,182	2,182
Madison Park Funding XLVIII Ltd.
2021-48A, 2.14% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33[3,5]	4,000,000	3,983,844
2021-48A, 1.59% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33[3,5]	4,000,000	3,941,587
LoanCore 2021-CRE5 Issuer Ltd.
2021-CRE5, 2.42% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 07/15/36[3,5]	7,500,000	7,524,503
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 2.65% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36[3,5]	4,000,000	4,005,653

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.1% (continued)
Collateralized Loan Obligations - 18.1% (continued)
2021-FL6, 1.95% (1 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/16/36[3,5]	3,400,000	$3,404,891
Golub Capital Partners CLO 33M Ltd.
2021-33A, 1.98% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[3,5]	6,500,000	6,500,000
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.14% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[3,5]	5,000,000	5,004,019
2020-9A, 2.79% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/18/31[3,5]	1,000,000	1,003,829
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.70% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[3,5]	4,000,000	4,000,000
2021-16A, 1.89% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33[3,5]	2,000,000	2,000,000
MidOcean Credit CLO VII
2020-7A, 1.22% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[3,5]	3,000,000	3,001,014
2020-7A, 1.78% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29[3,5]	2,000,000	1,997,223
2020-7A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[3,5]	1,000,000	1,000,304
Cerberus Loan Funding XXXII, LP
2021-2A, 1.82% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[3,5]	4,250,000	4,255,181
2021-2A, 3.05% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33[3,5]	1,250,000	1,251,236
Parliament Funding II Ltd.
2020-1A, 2.64% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[3,5]	4,000,000	4,011,470
2020-1A, 3.39% (3 Month USD LIBOR + 3.20%, Rate Floor: 3.20%) due 08/12/30[3,5]	1,000,000	1,004,413
LoanCore Issuer Ltd.
2021-CRE4, 2.63% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/15/35[3,5]	4,426,000	4,431,154
2018-CRE1, 1.20% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[3,5]	501,940	502,178
Owl Rock CLO IV Ltd.
2021-4A, due 08/20/33[3,5]	3,250,000	3,250,000
2020-4A, 2.78% (3 Month USD LIBOR + 2.62%, Rate Floor: 0.00%) due 05/20/29[3,5]	1,250,000	1,250,000
Anchorage Credit Funding Ltd.
2021-13A, due 07/27/39[3,5]	2,500,000	2,500,000
2021-13A, due 07/27/39†††,3,5	2,000,000	2,000,000
Cerberus Loan Funding XXXI, LP
2021-1A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[3,5]	4,500,000	4,494,097
Venture XIV CLO Ltd.
2020-14A, 1.17% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[3,5]	4,250,000	4,250,636
BXMT Ltd.
2020-FL2, 1.03% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/15/38[3,5]	4,250,000	4,250,404
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[3,5]	4,250,000	4,238,100
Golub Capital Partners CLO Ltd.
2018-36A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,5]	4,100,000	4,091,480
PFP Ltd.
2021-7, 2.48% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38[3,5]	3,750,000	3,746,622

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.1% (continued)
Collateralized Loan Obligations - 18.1% (continued)
Cerberus Loan Funding XXVI, LP
2021-1A, 1.57% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[3,5]	3,500,000	$3,500,000
ABPCI DIRECT LENDING FUND CLO V Ltd.
2021-5A, 1.59% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[3,5]	3,250,000	3,250,000
Wellfleet CLO Ltd.
2020-2A, 1.25% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[3,5]	3,250,000	3,246,761
Whitebox CLO II Ltd.
2020-2A, 1.93% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/24/31[3,5]	2,000,000	2,005,383
2020-2A, 2.43% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/24/31[3,5]	1,000,000	1,003,800
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33[3,5]	3,000,000	2,961,688
Lake Shore MM CLO III LLC
2020-1A, 2.48% (3 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/29[3,5]	2,750,000	2,756,718
Diamond CLO Ltd.
2021-1A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29[3,5]	1,500,000	1,498,267
2018-1A, 1.68% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[3,5]	1,000,000	998,310
KREF Ltd.
2018-FL1, 1.18% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[3,5]	2,301,843	2,304,199
Denali Capital CLO XI Ltd.
2018-1A, 1.32% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[3,5]	2,202,146	2,202,401
Ares LVII CLO Ltd.
2020-57A, 1.93% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/25/31[3,5]	2,000,000	2,001,069
Cerberus Loan Funding XXXIII, LP
2021-3A, due 07/23/33[3,5]	2,000,000	2,000,000
Magnetite Xxix Ltd.
2021-29A, 1.75% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34[3,5]	2,000,000	1,997,452
Avery Point VI CLO Ltd.
2021-6A, 1.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 08/05/27[3,5]	2,000,000	1,995,277
Apres Static CLO Ltd.
2020-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28[3,5]	2,000,000	1,993,489
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 1.94% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33[3,5]	2,000,000	1,987,428
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,5]	2,000,000	1,982,779
Canyon Capital CLO Ltd.
2018-1A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/30/31[3,5]	1,900,000	1,880,889
Shackleton CLO Ltd.
2018-6RA, 1.21% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[3,5]	1,699,365	1,698,495

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.1% (continued)
Collateralized Loan Obligations - 18.1% (continued)
Marathon CLO V Ltd.
2017-5A, 1.60% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[3,5]	1,000,000	$991,431
2017-5A, 1.02% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,5]	705,056	704,438
GPMT Ltd.
2019-FL2, 1.39% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3,5]	1,582,478	1,583,227
Allegro CLO IX Ltd.
2018-3A, 1.35% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[3,5]	1,500,000	1,500,099
OCP CLO Ltd.
2020-4A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29[3,5]	1,500,000	1,492,202
STWD 2019-FL1 Ltd.
2019-FL1, 2.48% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 07/15/38[3,5]	1,459,000	1,459,920
Voya CLO Ltd.
2020-1A, 1.24% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[3,5]	1,250,000	1,250,162
Newfleet CLO Ltd.
2018-1A, 1.14% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[3,5]	1,096,427	1,095,632
KVK CLO Ltd.
2018-1A, 1.09% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.00%) due 05/20/29[3,5]	594,103	594,246
2017-1A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[3,5]	470,907	470,752
Monroe Capital BSL CLO Ltd.
2017-1A, 1.90% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[3,5]	1,000,000	1,000,573
Owl Rock CLO I Ltd.
2019-1A, 1.96% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31[3,5]	1,000,000	1,000,339
Owl Rock CLO II Ltd.
2021-2A, 1.74% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33[3,5]	1,000,000	997,609
Northwoods Capital XII-B Ltd.
2018-12BA, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31[3,5]	1,000,000	989,587
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.46% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[3,5]	989,329	980,249
Wind River CLO Ltd.
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,5]	947,605	947,353
610 Funding CLO 3 Ltd.
2018-3A, 1.44% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[3,5]	916,841	916,870
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,6]	1,000,000	843,843
NXT Capital CLO LLC
2018-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 04/21/27[3,5]	794,338	794,307
ACRE Commercial Mortgage Ltd.
2021-FL4, 2.68% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37[3,5]	773,000	773,131
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,5]	750,000	748,775
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.71% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,5]	636,000	634,688
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,5]	611,210	611,134

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 27.1% (continued)
Collateralized Loan Obligations - 18.1% (continued)
TCP Waterman CLO Ltd.
2016-1A, 2.17% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[3,5]		396,758	397,003
Treman Park CLO Ltd.
2015-1A, due 10/20/28[3,6]		500,000	392,684
First Eagle Clarendon Fund CLO LLC
2019-1A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,5]		279,091	279,015
BSPRT Issuer Ltd.
2018-FL3, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,5]		244,717	244,905
Mountain View CLO Ltd.
2018-1A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,5]		184,927	184,873
Babson CLO Ltd.
2014-IA, due 07/20/25[3,6]		650,000	73,385
Avery Point V CLO Ltd.
2017-5A, 1.17% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[3,5]		71,671	71,672
Copper River CLO Ltd.
2007-1A, due 01/20/21[4,6]		700,000	20,559
Total Collateralized Loan Obligations			291,461,333
Financial - 2.4%
Station Place Securitization Trust
2020-16, 1.09% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,3,5		11,500,000	11,500,000
2021-3, 0.99% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/22†††,3,5		7,000,000	7,000,000
2021-SP1, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22†††,3,5		2,000,000	2,000,000
2021-WL1, 2.59% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/26/54†††,3,5		1,400,000	1,400,000
2021-WL1, 1.14% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 01/26/54†††,3,5		1,000,000	1,000,000
2021-WL1, 1.34% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/26/54†††,3,5		1,000,000	1,000,000
2021-WL1, 0.94% (1 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 01/26/54†††,3,5		1,000,000	1,000,000
2021-WL2, 2.09% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 03/25/54[3,5]		250,000	250,006
2021-WL2, 1.34% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 03/25/54[3,5]		150,000	150,004
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,5	EUR	4,359,388	5,161,458
Strategic Partners Fund VIII LP
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/10/25†††,5		3,500,000	3,528,033
Madison Avenue Secured Funding Trust Series
2020-1, 1.72% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,3,5		3,000,000	3,000,000
Strategic Partners Fund VIII LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/10/25[5]		1,300,000	1,293,773
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		1,017,433	1,029,710
Total Financial			39,312,984
Whole Business - 1.9%
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]		6,772,500	7,308,882
2021-1A, 3.15% due 04/25/51[3]		1,000,000	1,044,550
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]		6,699,375	7,001,986
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[3]		3,990,000	4,127,096
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[3]		3,684,375	4,070,092
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]		3,600,000	3,886,920

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.1% (continued)
Whole Business - 1.9% (continued)
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	2,000,000	$2,022,180
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[3]	1,383,480	1,476,229
Total Whole Business		30,937,935
Transport-Aircraft - 1.5%
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	5,342,953	5,434,506
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	3,534,515	3,495,858
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	1,235,192	1,230,763
2017-1, 3.97% due 07/15/42	1,103,927	1,103,105
AASET Trust
2020-1A, 3.35% due 01/16/40[3]	1,846,863	1,824,733
2017-1A, 3.97% due 05/16/42[3]	375,275	371,248
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	2,035,466	2,024,842
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	1,643,303	1,629,206
2017-1, 4.58% due 02/15/42[3]	384,924	383,080
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	1,891,399	1,894,403
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	1,717,983	1,682,544
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[3]	1,403,510	1,403,399
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	908,972	903,422
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	761,361	641,363
Raspro Trust
2005-1A, 1.11% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,5]	333,911	333,505
Total Transport-Aircraft		24,355,977
Net Lease - 0.9%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	2,643,216	2,794,069
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[3]	2,743,908	2,750,803
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	2,500,000	2,502,720
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	2,246,250	2,390,636
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	875,165	887,080
2020-1, 2.28% due 07/15/60[3]	715,784	727,824
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[3]	1,446,875	1,502,912
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	1,247,917	1,299,619
Total Net Lease		14,855,663
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[3]	7,250,000	7,231,539
2021-4A, 3.12% due 04/27/39[3]	2,000,000	1,982,657
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[3]	3,750,000	3,740,511
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[4,5]	3,583	3,577
Total Collateralized Debt Obligations		12,958,284
Transport-Container - 0.7%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	4,246,832	4,317,796

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 27.1% (continued)
Transport-Container - 0.7% (continued)
CLI Funding VI LLC
2020-1A, 2.08% due 09/18/45[3]	1,830,000	$1,844,658
2020-3A, 2.07% due 10/18/45[3]	1,828,333	1,843,434
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[3]	1,872,500	1,890,282
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[3]	929,820	936,655
Total Transport-Container		10,832,825
Infrastructure - 0.6%
SBA Tower Trust
2.33% due 01/15/28[3]	9,250,000	9,593,037
Insurance - 0.1%
JGWPT XXV LLC
2012-1A, 4.21% due 02/16/65[3]	1,325,116	1,498,046
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	297,000	307,389
Total Insurance		1,805,435
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	1,000,000	1,066,550
Total Asset-Backed Securities
(Cost $434,945,043)		437,180,023

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.7%
Government Agency - 13.6%
Uniform MBS 30 Year
due 08/12/22[5]	126,900,001	131,083,766
Fannie Mae
2.81% due 05/01/51	8,250,000	8,914,748
2.17% due 03/01/51	8,347,000	8,214,949
2.24% due 01/01/51	5,949,565	5,893,308
2.00% due 09/01/50	5,079,241	4,918,045
2.36% due 08/01/50	4,500,000	4,563,108
2.78% due 05/01/51	2,746,924	2,981,043
2.20% due 11/01/27	2,576,839	2,706,465
2.59% due 06/01/51	2,500,000	2,642,770
4.17% due 02/01/49	2,000,000	2,503,227
2.81% due 09/01/39	2,000,000	2,227,289
3.09% due 10/01/29	2,000,000	2,212,987
2.32% due 02/01/51	2,088,423	2,097,059
2.40% due 03/01/40	2,000,000	2,094,919
2.11% due 10/01/50	1,877,032	1,845,589
2.27% due 02/01/51	1,740,214	1,735,248
2.39% due 02/01/51	1,448,852	1,500,540
1.88% due 01/01/36	1,310,000	1,309,642
4.24% due 08/01/48	1,000,000	1,183,348
3.61% due 04/01/39	1,000,000	1,165,970
3.83% due 05/01/49	1,000,000	1,164,094
3.74% due 02/01/30	1,000,000	1,157,958
4.27% due 12/01/33	962,370	1,145,061
due 12/25/43[7]	1,254,848	1,145,006
2.99% due 01/01/40	1,000,000	1,125,863
3.46% due 08/01/49	971,149	1,107,370
2.79% due 01/01/32	977,567	1,062,999
2.69% due 10/01/34	968,978	1,050,245
3.11% due 04/01/30	943,369	1,048,041
2.68% due 04/01/50	978,095	1,045,781
2.10% due 07/01/50	982,926	965,943
1.76% due 08/01/40	1,000,000	965,022
4.07% due 05/01/49	777,464	917,510
4.37% due 10/01/48	724,618	883,446
4.25% due 05/01/48	640,789	687,033
3.94% due 10/01/36	336,350	396,026
Freddie Mac Seasoned Credit Risk Transfer Trust
2020-3, 2.00% due 05/25/60	4,393,389	4,448,422
2020-2, 2.00% due 11/25/59	1,702,893	1,731,195
Fannie Mae-Aces
2020-M23, 1.59% (WAC) due 03/25/35[5,8]	25,302,225	3,274,573

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.7% (continued)
Government Agency - 13.6% (continued)
Freddie Mac
1.98% due 05/01/50	1,388,285	$1,340,771
2018-4762, 4.00% due 01/15/46	1,000,000	1,026,374
Total Government Agency		219,482,753
Commercial Mortgage Backed Securities - 2.6%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	7,874,410
2020-GC45, 0.79% (WAC) due 02/13/53[5,8]	18,967,805	896,853
2019-GC42, 0.93% (WAC) due 09/01/52[5,8]	14,934,508	833,753
DBGS Mortgage Trust
2018-C1, 4.64% (WAC) due 10/15/51[5]	7,000,000	8,081,737
CD Mortgage Trust
2017-CD4, 3.95% (WAC) due 05/10/50[5]	4,750,000	5,197,076
2016-CD1, 1.53% (WAC) due 08/10/49[5,8]	2,281,437	130,286
KKR Industrial Portfolio Trust
2021-KDIP, 1.32% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 12/15/37[3,5]	4,600,000	4,598,622
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37[3,5]	1,000,000	1,028,007
2020-DUNE, 1.42% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36[3,5]	1,000,000	1,001,436
Life Mortgage Trust
2021-BMR, 1.47% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38[3,5]	2,000,000	2,007,625
GB Trust
2020-FLIX, 1.67% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/15/37[3,5]	2,000,000	2,005,605
BENCHMARK Mortgage Trust
2019-B14, 0.91% (WAC) due 12/15/62[5,8]	19,882,588	931,300
2018-B6, 0.59% (WAC) due 10/10/51[5,8]	31,182,292	680,014
COMM Mortgage Trust
2015-CR24, 0.90% (WAC) due 08/10/48[5,8]	44,224,957	1,178,188
2015-CR26, 1.07% (WAC) due 10/10/48[5,8]	9,026,324	294,990
Citigroup Commercial Mortgage Trust
2019-GC43, 0.75% (WAC) due 11/10/52[5,8]	19,948,163	879,955
2016-GC37, 1.85% (WAC) due 04/10/49[5,8]	3,249,817	214,535
2016-C2, 1.89% (WAC) due 08/10/49[5,8]	2,398,851	166,710
2016-P5, 1.63% (WAC) due 10/10/49[5,8]	1,849,570	100,165
Extended Stay America Trust
2021-ESH, due 07/15/38[3,5]	1,100,000	1,103,169
CSAIL Commercial Mortgage Trust
2019-C15, 1.21% (WAC) due 03/15/52[5,8]	12,426,073	768,661
SG Commercial Mortgage Securities Trust
2016-C5, 1.94% (WAC) due 10/10/48[5,8]	9,323,602	579,808
UBS Commercial Mortgage Trust
2017-C2, 1.21% (WAC) due 08/15/50[5,8]	10,341,630	506,998
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.71% (WAC) due 06/15/49[5,8]	7,169,689	390,866
Morgan Stanley Capital I Trust
2016-UB11, 1.50% (WAC) due 08/15/49[5,8]	6,775,816	377,876
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.60% (WAC) due 01/15/59[5,8]	3,802,741	201,743
2016-C37, 1.07% (WAC) due 12/15/49[5,8]	3,586,579	102,384
CFCRE Commercial Mortgage Trust
2016-C3, 1.15% (WAC) due 01/10/48[5,8]	5,637,289	217,768
Total Commercial Mortgage Backed Securities		42,350,540
Residential Mortgage Backed Securities - 1.4%
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60[3,5]	4,800,000	4,795,516
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,5]	991,453	1,034,578
2019-6A, 3.50% (WAC) due 09/25/59[3,5]	716,094	756,341

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.7% (continued)
Residential Mortgage Backed Securities - 1.4% (continued)
2018-1A, 4.00% (WAC) due 12/25/57[3,5]	498,569	$534,009
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[3,5]	1,536,122	1,597,923
2020-NQM1, 1.72% due 05/25/65[3,9]	636,337	638,056
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50[3,5]	924,890	934,346
2020-1, 2.56% (WAC) due 02/25/50[3,5]	924,890	933,239
Verus Securitization Trust
2019-4, 2.85% due 11/25/59[3,9]	1,540,170	1,565,771
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	1,250,000	1,259,441
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[8]	7,466,225	1,213,751
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59[3,5]	1,066,618	1,072,609
BRAVO Residential Funding Trust
2021-HE1, 1.52% (30 Day Average U.S. Secured Overnight Financing Rate + 1.50%, Rate Floor: 0.00%) due 01/25/70[3,5]	1,000,000	999,472
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 0.39% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36[5]	1,595,885	894,646
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56[3,5]	700,000	687,368
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 02/25/24[3,5]	593,439	600,266
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.79% (WAC) due 09/27/60[3,5]	558,834	561,724
RALI Series Trust
2006-QO2, 0.53% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[5]	1,587,978	472,147
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,5]	442,073	442,892
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[5]	319,023	274,499
MASTR Adjustable Rate Mortgages Trust
2003-5, 1.65% (WAC) due 11/25/33[5]	267,449	253,571
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	68,120	69,322
Total Residential Mortgage Backed Securities		21,591,487
Military Housing - 1.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[3,5]	7,072,136	8,474,588
2015-R1, 6.19% (WAC) due 11/25/52[3,5]	2,918,540	3,348,690
2015-R1, 0.29% (WAC) due 11/25/55[3,5,8]	10,350,610	687,849
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51[3]	2,306,417	2,461,885
2007-ROBS, 6.06% due 10/10/52[3]	462,757	506,760
2007-AETC, 5.75% due 02/10/52[3]	273,066	293,060
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[3]	1,455,434	1,688,502
Total Military Housing		17,461,334
Total Collateralized Mortgage Obligations
(Cost $298,380,700)		300,886,114

U.S. GOVERNMENT SECURITIES†† - 5.5%
U.S. Treasury Notes
1.63% due 05/15/31	68,000,000	69,126,250
0.75% due 03/31/26	6,000,000	5,975,859
U.S. Treasury Strips
due 02/15/50[7,10]	23,802,000	12,960,041
Total U.S. Government Securities
(Cost $90,581,247)		88,062,150

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 3.3%
Industrial - 0.9%
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	8,450,000	$9,017,502
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	1,700,000	1,794,673
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	1,429,766	1,417,999
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	1,041,944	1,032,504
Service Logic Acquisition, Inc.
4.75% (2 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	682,537	684,244
Diversitech Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/02/24	495,260	495,413
Berlin Packaging LLC
3.10% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	297,325	294,444
Total Industrial		14,736,779
Consumer, Cyclical - 0.7%
Murphy Oil USA, Inc.
2.25% (3 Month USD LIBOR + 1.75%, Rate Floor: 2.25%) due 01/31/28	8,000,000	8,005,040
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	2,969,135	2,965,424
Total Consumer, Cyclical		10,970,464
Basic Materials - 0.5%
Univar Netherlands Holding BV
due 05/26/28	4,225,000	4,215,959
WR Grace & Company - Conn
2.15% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/01/28†††	3,500,000	3,482,500
Total Basic Materials		7,698,459
Technology - 0.4%
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	3,672,250	3,672,250
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	1,600,000	1,597,328
RP Crown Parent LLC (Blue Yonder)
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/02/26	792,000	791,010
Total Technology		6,060,588
Consumer, Non-cyclical - 0.3%
Packaging Coordinators Midco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/30/27	2,244,375	2,245,497
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	1,311,591	1,317,335
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	1,017,450	1,019,363
Elanco Animal Health, Inc.
1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	387,360	381,228
Total Consumer, Non-cyclical		4,963,423
Financial - 0.2%
Jefferies Finance LLC
3.13% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	1,389,470	1,382,091
Nexus Buyer LLC
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	895,466	892,905
Cross Financial Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27	798,000	799,660
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	494,898	489,276
Total Financial		3,563,932
Utilities - 0.2%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	3,076,692	3,042,848

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 3.3% (continued)
Energy - 0.1%
Venture Global Calcasieu Pass LLC
2.46% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	1,383,490	$1,293,563
DT Midstream, Inc.
2.50% (3 Month USD LIBOR + 2.00% and 6 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/12/28	500,000	500,445
Total Energy		1,794,008
Communications - 0.0%
Radiate Holdco, LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/25/26	149,625	149,680
Total Senior Floating Rate Interests
(Cost $52,549,789)		52,980,181

FEDERAL AGENCY BONDS†† - 3.2%
Fannie Mae Principal Strips
due 07/15/37[7,10]	13,000,000	9,186,268
due 08/06/38[7,10]	250,000	171,204
Freddie Mac Principal Strips
due 07/15/32[7,10]	10,550,000	8,642,982
Federal Farm Credit Bank
3.51% due 06/11/40	3,300,000	3,952,248
2.43% due 01/29/37	3,000,000	3,190,317
2.70% due 01/30/45	1,053,000	1,110,255
2.88% due 10/01/40	350,000	384,848
Tennessee Valley Authority Principal Strips
due 06/15/38[7,10]	9,400,000	6,297,135
due 01/15/48[7,10]	9,700,000	4,678,106
due 01/15/38[7,10]	4,000,000	2,719,444
due 06/15/35[7,10]	1,583,000	1,171,830
due 12/15/42[7,10]	1,600,000	912,078
U.S. International Development Finance Corp.
1.63% due 11/20/37	4,000,000	3,943,871
due 01/17/26[10]	800,000	864,129
1.79% due 10/15/29	556,769	575,162
Tennessee Valley Authority
4.25% due 09/15/65	1,300,000	1,823,871
5.38% due 04/01/56	600,000	966,617
Freddie Mac
due 01/02/34[10]	1,850,000	1,448,878
due 09/15/36[10]	300,000	216,826
Tennessee Valley Authority Generic Strip
due 01/15/28[8,10]	150,000	137,418
Total Federal Agency Bonds
(Cost $48,333,709)		52,393,487

MUNICIPAL BONDS†† - 1.3%
Texas - 0.3%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	2,174,892
2.78% due 09/01/34	700,000	717,903
2.69% due 09/01/33	500,000	512,074
2.57% due 09/01/32	475,000	484,597
2.41% due 09/01/31	450,000	455,771
2.08% due 09/01/28	300,000	303,046
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,500,000	1,536,452
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,000,000	1,011,322
Total Texas		7,196,057
California - 0.3%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/44[10]	2,000,000	917,803
due 08/01/41[10]	1,540,000	805,575
due 08/01/46[10]	750,000	315,640
California Statewide Communities Development Authority Revenue Bonds
2.68% due 02/01/39	1,200,000	1,206,499
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[10]	1,410,000	765,528
Cypress School District General Obligation Unlimited
due 08/01/48[10]	1,000,000	414,223
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/39[10]	500,000	260,172
Total California		4,685,440
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	2,700,000	2,836,668
New York Power Authority Revenue Bonds
2.82% due 11/15/39	1,000,000	1,010,851
Total New York		3,847,519
Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40	1,150,000	1,180,403
Ohio - 0.1%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	1,000,000	981,201

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.3% (continued)
Alabama - 0.1%
Auburn University Revenue Bonds
2.68% due 06/01/50	1,000,000	$979,748
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	1,000,000	976,257
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	617,520
Cook County School District No. 155 Calumet City General Obligation Unlimited
5.30% due 06/01/32	5,000	5,300
Total Illinois		622,820
Total Municipal Bonds
(Cost $19,685,922)		20,469,445

SENIOR FIXED RATE INTERESTS†† - 0.2%
Industrial - 0.2%
CTL Logistics
2.65% due 10/10/42†††	3,642,781	3,509,273
Total Senior Fixed Rate Interests
(Cost $3,642,781)		3,509,273

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	1,450,000	1,645,822
Bermuda Government International Bond
3.38% due 08/20/50[3]	500,000	504,650
Total Foreign Government Debt
(Cost $2,128,163)		2,150,472

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.2%
Call options on: Interest rate options
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	455,200,000	$2,266,896
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	120,600,000	411,246
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	55,700,000	276,829
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	47,400,000	161,634
Total OTC Options Purchased
(Cost $1,600,463)		3,116,605
Total Investments - 110.5%
(Cost $1,731,780,199)		$1,781,525,170

	Face Amount~
Collateralized Mortgage Obligations Sold Short†† - (8.3)%
Government Agency - (8.3)%
Uniform MBS 30 Year
3.50% due 08/12/22	126,900,000	(133,683,693)
Total Securities Sold Short - (8.3)%
(Proceeds $133,806,800)		$(133,683,693)
Other Assets & Liabilities, net - (2.2)%		(35,836,397)
Total Net Assets - 100.0%		$1,612,005,080

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.99%	Quarterly	08/25/50	$10,000,000	$1,889,900	$461	$1,889,439
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.99%	Quarterly	08/20/50	8,200,000	1,535,122	431	1,534,691
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.82%	Annually	04/01/26	50,000,000	174,869	499	174,370
								$3,599,891	$1,391	$3,598,500

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation
Citibank, N.A.	4,460,000	EUR	09/30/21	$5,331,578	$5,300,816	$30,762
Goldman Sachs International	963,000	EUR	07/16/21	1,168,398	1,142,689	25,709
						$56,471

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $721,074,117 (cost $710,922,073), or 44.7% of total net assets.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,103,946 (cost $1,031,936), or 0.1% of total net assets — See Note 6.
[5]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Security is a principal-only strip.
[8]	Security is an interest-only strip.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.
[10]	Zero coupon rate security.
[11]	Special Purpose Acquisition Company (SPAC)

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

BofA — Bank of America

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,937,930	$—	$ —	*	$19,937,930
Preferred Stocks	—	57,353,976	—	*	57,353,976
Warrants	574,381	—	—		574,381
Closed-End Funds	3,442,138	—	—		3,442,138
Corporate Bonds	—	709,386,835	30,082,160		739,468,995
Asset-Backed Securities	—	389,570,520	47,609,503		437,180,023
Collateralized Mortgage Obligations	—	300,886,114	—		300,886,114
U.S. Government Securities	—	88,062,150	—		88,062,150
Senior Floating Rate Interests	—	48,204,118	4,776,063		52,980,181
Federal Agency Bonds	—	52,393,487	—		52,393,487
Municipal Bonds	—	20,469,445	—		20,469,445
Senior Fixed Rate Interests	—	—	3,509,273		3,509,273
Foreign Government Debt	—	2,150,472	—		2,150,472
Options Purchased	—	3,116,605	—		3,116,605
Interest Rate Swap Agreements**	—	3,598,500	—		3,598,500
Forward Foreign Currency Exchange Contracts**	—	56,471	—		56,471
Total Assets	$23,954,449	$1,675,248,693	$85,976,999		$1,785,180,141

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$—	$133,683,693	$—	$133,683,693
Unfunded Loan Commitments (Note 5)	—	—	58,063	58,063
Total Liabilities	$—	$133,683,693	$58,063	$133,741,756

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$37,853,462	Option Adjusted Spread off the prior month end broker quote	Broker Quote	‒	‒
Asset-Backed Securities	9,756,041	Yield Analysis	Yield	2.0%-2.6%	2.4%
Corporate Bonds	19,213,274	Option Adjusted Spread off the prior month end broker quote	Broker Quote	‒	‒
Corporate Bonds	6,874,446	Third Party Pricing	Vendor Price	‒	‒
Corporate Bonds	3,994,440	Yield Analysis	Yield	2.9%	‒
Senior Fixed Rate Interests	3,509,273	Yield Analysis	Yield	2.7%	‒
Senior Floating Rate Interests	4,776,063	Third Party Pricing	Broker Quote	‒	‒
Total Assets	$85,976,999
Liabilities:
Unfunded Loan Commitments	$58,063	Model Price	Purchase Price	‒	‒

*	Inputs are weighted by the fair value of the instruments.

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2021, the Fund had securities with a total value of $11,479,313 transfer into Level 3 from Level 2 due to a lack of observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments

Beginning Balance	$33,401,467	$10,687,442	$14,037,846	$-	$-	$58,126,755	$(163,932)
Purchases/(Receipts)	29,900,000	81	20,875,120	4,734,352	3,642,781	59,152,334	(5,671)
(Sales, maturities and paydowns)/Fundings	(27,281,976)	(10,592,212)	(5,586,009)	-	-	(43,460,197)	114,366
Amortization of premiums/discounts	-	6	285	9,101	-	9,392	-
Total realized gains (losses) included in earnings	87,246	(7)	186,008	-	-	273,247	-
Total change in unrealized appreciation (depreciation) included in earnings	23,453	(95,310)	568,910	32,610	(133,508)	396,155	(2,826)
Transfers into Level 3	11,479,313	-	-	-	-	11,479,313	-
Ending Balance	$47,609,503	$-	$30,082,160	$4,776,063	$3,509,273	$85,976,999	$(58,063)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$21,273	$-	$789,167	$32,610	$(133,508)	$709,542	$(2,826)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MUTUAL FUNDS† - 87.3%
Guggenheim High Yield Fund — R6-Class[1]	186,202	$2,037,051
Guggenheim RBP Large-Cap Market Fund — Institutional Class[1]	93,939	1,360,235
Guggenheim Core Bond Fund — Institutional Class[1]	37,152	748,242
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	29,515	739,045
Guggenheim RBP Dividend Fund — Institutional Class[1]	49,166	719,788
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	41,308	411,843
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	9,622	357,849
Guggenheim World Equity Income Fund — Institutional Class[1]	18,435	352,483
Total Mutual Funds
(Cost $6,026,894)		6,726,536

CLOSED-END FUNDS† - 11.3%
Virtus AllianzGI Diversified Income & Convertible Fund	904	31,369
First Trust Energy Income and Growth Fund	2,100	30,450
John Hancock Premium Dividend Fund	1,750	29,645
Calamos Convertible Opportunities and Income Fund	1,944	29,490
Royce Value Trust, Inc.	1,500	28,455
Neuberger Berman High Yield Strategies Fund, Inc.	2,113	28,040
Eaton Vance Tax-Advantaged Dividend Income Fund	962	26,590
Cohen & Steers REIT and Preferred and Income Fund, Inc.	940	25,587
BlackRock Enhanced Equity Dividend Trust	2,500	25,325
Western Asset High Income Fund II, Inc.	3,448	24,757
Invesco High Income Trust II	1,650	24,641
Eaton Vance Enhanced Equity Income Fund II	1,058	24,630
Ares Dynamic Credit Allocation Fund, Inc.	1,500	24,255
John Hancock Investors Trust	1,278	24,078
PIMCO High Income Fund	3,500	23,940
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,470	23,932
Eaton Vance Tax-Managed Buy-Write Income Fund	1,400	23,492
PIMCO Dynamic Income Opportunities Fund	1,000	23,180
John Hancock Preferred Income Fund	1,050	22,680
Western Asset Mortgage Opportunity Fund, Inc.	1,450	22,605
Western Asset Premier Bond Fund	1,529	22,507
Pioneer High Income Fund, Inc.	2,284	22,177
KKR Income Opportunities Fund	1,266	21,117
Reaves Utility Income Fund	600	20,586
BlackRock Limited Duration Income Trust	1,200	20,424
DoubleLine Income Solutions Fund	1,123	20,315
PGIM High Yield Bond Fund, Inc.	1,242	20,207
PIMCO Dynamic Income Fund	695	20,023
John Hancock Income Securities Trust	1,250	19,989
Eaton Vance Limited Duration Income Fund	1,500	19,890
Blackstone Strategic Credit Fund	1,419	19,767
Voya Infrastructure Industrials and Materials Fund	1,500	19,215
ClearBridge MLP & Midstream Total Return Fund, Inc.	750	19,027
BlackRock Credit Allocation Income Trust	1,205	18,786
Western Asset Emerging Markets Debt Fund, Inc.	1,330	18,633
Ivy High Income Opportunities Fund	1,308	18,377
Western Asset Global Corporate Defined Opportunity Fund, Inc.	983	18,284
Apollo Senior Floating Rate Fund, Inc.	1,074	16,948
Total Closed-End Funds
(Cost $703,867)		873,413

MONEY MARKET FUND† - 1.2%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	92,674	92,674
Total Money Market Fund
(Cost $92,674)		92,674
Total Investments - 99.8%
(Cost $6,823,435)		$7,692,623
Other Assets & Liabilities, net - 0.2%		17,382
Total Net Assets - 100.0%		$7,710,005

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

 REIT — Real Estate Investment Trust

 See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,726,536	$—	$—	$6,726,536
Closed-End Funds	873,413	—	—	873,413
Money Market Fund	92,674	—	—	92,674
Total Assets	$7,692,623	$—	$—	$7,692,623

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$1,051,568	$311,225	$(675,275)	$(12,625)	$64,152	$739,045	29,515	$35,258	$–
Guggenheim High Yield Fund — R6-Class	1,501,803	786,429	(339,993)	(4,147)	92,959	2,037,051	186,202	65,643	–
Guggenheim Core Bond Fund — Institutional Class	1,312,112	424,931	(959,947)	38,480	(67,334)	748,242	37,152	22,827	27,120
Guggenheim RBP Dividend Fund — Institutional Class	614,550	304,176	(502,989)	85,752	218,299	719,788	49,166	24,187	–
Guggenheim RBP Large-Cap Market Fund — Institutional Class	–	1,327,842	–	–	32,393	1,360,235	93,939	–	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	625,585	52,631	(469,451)	86,282	62,802	357,849	9,622	9,277	35,865
Guggenheim Ultra Short Duration Fund — Institutional Class	343,979	341,228	(272,996)	4,955	(5,323)	411,843	41,308	1,230	–
Guggenheim World Equity Income Fund — Institutional Class	307,075	6,006	(44,854)	13,072	71,184	352,483	18,435	6,005	–
	$5,756,672	$3,554,468	$(3,265,505)	$211,769	$469,132	$6,726,536		$164,427	$62,985

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 0.2%
Energy - 0.1%
Unit Corp.*	51,278	$864,034
Permian Production Partners LLC†††	401,481	509,881
Total Energy		1,373,915
Industrial - 0.1%
Vector Phoenix Holdings, LP*,†††	244,278	483,427
BP Holdco LLC*,†††,1	244,278	86,130
API Heat Transfer Parent LLC*,†††	4,757,865	5
Total Industrial		569,562
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.*,†††,1	12,773	29,688
Chef Holdings, Inc.*,†††	94	5,912
Total Consumer, Non-cyclical		35,600
Total Common Stocks
(Cost $2,036,605)		1,979,077

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	618	–
Total Preferred Stocks
(Cost $493,920)		–

EXCHANGE-TRADED FUNDS† - 1.9%
SPDR Blackstone Senior Loan ETF	347,500	16,085,775
Total Exchange-Traded Funds
(Cost $16,009,339)		16,085,775

MONEY MARKET FUND† - 5.2%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[2]	44,468,273	44,468,273
Total Money Market Fund
(Cost $44,468,273)		44,468,273

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,5 - 92.4%
Industrial - 21.3%
Hillman Group, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	5,454,980	5,441,342
due 02/24/28	4,280,802	4,268,131
Core & Main, LP
due 06/09/28	8,700,000	8,640,231
Beacon Roofing Supply, Inc.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/19/28	8,000,000	7,951,120
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	7,950,000	7,901,585
BWAY Holding Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	7,734,852	7,542,718
Genesee & Wyoming, Inc.
2.15% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/30/26	7,443,467	7,389,726
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	7,485,245	7,375,287
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	7,234,500	7,240,143
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	7,086,938	7,028,612
LTI Holdings, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	6,918,731	6,818,825
Titan Acquisition Ltd. (Husky)
3.17% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	6,905,937	6,780,180
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	3,563,819	3,508,437
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	2,930,000	2,886,577
Cushman & Wakefield US Borrower LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	6,277,364	6,215,720
Duran Group Holding GMBH
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/29/24	EUR 3,919,666	4,579,919
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24	EUR 1,186,721	1,386,620
Quikrete Holdings, Inc.
due 05/12/28	6,000,000	5,949,360
Altra Industrial Motion Corp.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	5,809,479	5,771,368
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27	5,738,250	5,745,423

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 92.4% (continued)
Industrial - 21.3% (continued)
Visual Comfort Group, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	5,153,903	$5,147,461
Gardner Denver, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	4,974,811	4,914,019
Reynolds Group Holdings, Inc.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	4,930,225	4,895,023
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	4,626,900	4,584,980
Brown Group Holding LLC
3.25% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 06/07/28	4,000,000	3,978,000
American Bath Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	3,990,000	3,977,112
DG Investment Intermediate Holdings 2, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/28	3,737,922	3,748,836
VC GB Holdings, Inc.
due 06/28/28	3,250,000	3,233,750
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,800,000	2,988,048
Ravago Holdings America, Inc.
2.65% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/04/28	2,842,875	2,823,344
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	2,755,356	2,733,672
United Airlines Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	2,367,660	2,396,593
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	2,350,000	2,344,125
Recorded Books, Inc.
due 08/29/25†††	2,200,000	2,197,250
YAK MAT (YAK ACCESS LLC)
10.13% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	2,550,000	2,078,250

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 92.4% (continued)
Industrial - 21.3% (continued)
Osmose Utility Services, Inc.
3.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	2,050,000	$2,039,750
Vertical (TK Elevator)
4.48% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	1,890,512	1,891,306
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	1,664,359	1,757,048
API Heat Transfer
12.00% (in-kind rate was 12.00%) due 01/01/24†††,3	3,139,151	1,334,139
12.00% (in-kind rate was 12.00%) due 10/02/23†††,3	560,058	420,044
TAMKO Building Products, Inc.
3.12% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/29/26	1,193,924	1,190,199
Total Industrial		181,094,273
Consumer, Non-cyclical - 17.9%
Hayward Industries, Inc.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 05/28/28	8,300,000	8,276,677
AI Aqua Zip Bidco Pty Ltd.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	8,067,393	8,072,476
SRAM LLC
3.25% (1 Month USD LIBOR + 2.75% and 3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 05/18/28	7,927,273	7,887,636
Triton Water Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	7,800,000	7,789,158
Bombardier Recreational Products, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	7,476,538	7,384,053
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	7,431,375	7,372,519
Dole Food Company, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/05/24	6,779,075	6,770,601
Froneri US, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	6,831,000	6,723,412
Aramark Services, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	6,400,000	6,325,312
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	6,013,854	6,020,530
Springs Window Fashions
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	4,313,528	4,313,528
8.60% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,350,850
Diamond (BC) BV
3.19% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	3,948,980	3,925,128
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 09/06/24	EUR 1,388,316	1,640,189
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	5,593,635	5,548,886
US Foods, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/27/23	5,341,498	5,285,839
Weber-Stephen Products LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	5,024,750	5,031,031
DaVita, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	4,962,217	4,929,863
Cidron New Bidco Ltd.
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 04/16/25	EUR 4,125,000	4,825,076
IQVIA Holdings, Inc.
1.90% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	4,842,000	4,809,123

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 92.4% (continued)
Consumer, Non-cyclical - 17.9% (continued)
Icon Luxembourg SARL
due 06/16/28	3,550,000	$3,555,005
Grifols Worldwide Operations USA, Inc.
2.09% (1 Week USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	3,510,224	3,474,244
Sigma Holding BV (Flora Food)
3.50% (1 Month EURIBOR + 3.50% and 6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR 3,000,000	3,463,808
Option Care Health, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	3,183,838	3,183,170
Aveanna Healthcare LLC
due 06/29/28	3,164,151	3,148,330
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	2,842,875	2,833,636
MajorDrive Holdings IV LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/01/28	2,350,000	2,350,728
Elanco Animal Health, Inc.
1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	2,275,738	2,239,713
Arctic Glacier Group Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,272,564	2,170,299
BCPE Eagle Buyer LLC
5.34% (1 Month USD LIBOR + 4.34%, Rate Floor: 5.34%) due 03/18/24	2,068,970	2,068,453
Osmosis Holdings Australia II Pty Ltd.
due 06/17/28	2,000,000	2,005,000
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	1,890,500	1,894,054
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	1,915,200	1,845,180
Valeant Pharmaceuticals International, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	1,643,039	1,635,448
PPD, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 01/13/28	1,496,250	1,493,676
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	874,394	878,224
Total Consumer, Non-cyclical		152,520,855
Communications - 13.8%
GTT Communications BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/30/25	EUR 10,742,628	10,502,671
9.50% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.50%) due 12/28/21[3]	1,578,870	1,591,833
Cengage Learning Acquisitions, Inc.
5.25% (1 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	7,862,567	7,866,813
due 06/28/26	3,350,000	3,352,111
McGraw Hill LLC
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/01/24	8,846,926	8,853,827
Virgin Media Bristol LLC
2.57% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	7,916,233	7,841,504
WMG Acquisition Corp.
2.23% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/12/28	7,250,000	7,187,867
Market Track LLC
6.50% (Commercial Prime Lending Rate + 3.25%, Rate Floor: 4.25%) due 06/05/24	6,891,086	6,873,858
ProQuest, LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	6,881,245	6,873,332
CSC Holdings, LLC
2.32% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	6,869,410	6,766,369
Ziggo Financing Partnership
2.57% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	6,685,000	6,610,730

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 92.4% (continued)
Communications - 13.8% (continued)
Zayo Group Holdings, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,648,468	$6,574,204
Authentic Brands
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	5,353,601	5,346,909
SFR Group S.A.
3.87% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	3,379,883	3,348,619
2.94% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25	1,653,899	1,624,261
GTT Communications, Inc.
2.90% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25	6,111,000	4,800,191
Titan US Finco LLC
4.15% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26	4,418,358	4,404,573
Xplornet Communications, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	3,960,000	3,958,574
Telenet Financing USD LLC
2.07% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	4,000,000	3,942,000
UPC Broadband Holding BV
3.07% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	3,850,000	3,823,050
Level 3 Financing, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	3,339,546	3,286,313
Radiate Holdco, LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/25/26	1,795,500	1,796,164
Total Communications		117,225,773
Consumer, Cyclical - 13.3%
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	18,792,263	18,782,867
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	2,017,146	1,998,648
First Brands Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	7,880,250	7,962,362

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 92.4% (continued)
Consumer, Cyclical - 13.3% (continued)
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	7,382,815	$7,308,987
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	7,316,151	7,307,006
Zephyr Bidco Ltd.
4.80% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP 5,265,000	7,173,090
IBC Capital Ltd.
3.87% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	7,164,368	7,092,724
Navistar Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	6,903,140	6,903,140
Intrawest Resorts Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	6,690,616	6,601,028
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	6,350,000	6,351,587
Burlington Stores, Inc.
due 06/24/28	2,750,000	2,738,532
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/18/24†††	2,000,000	1,993,340
EG Finco Ltd.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR 3,341,505	3,905,479
4.15% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	775,588	769,221
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	4,483,765	4,456,683
CNT Holdings I Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	3,800,000	3,800,000
Mavis Tire Express Services TopCo Corp.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	3,000,000	3,007,500
Whatabrands, LLC
2.83% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26	2,875,516	2,861,800
Truck Hero, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 01/31/28	2,842,875	2,841,454
WIRB - Copernicus Group, Inc.
due 01/08/27	2,550,000	2,556,375
Alexander Mann
5.11% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP 1,540,000	2,040,807
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,750,000	1,754,375
American Trailer World Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/03/28	1,600,000	1,597,008
Rent-A-Center, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 02/17/28	1,396,500	1,396,500
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24†††	564,599	527,901
6.23% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24†††	9,357	8,749
Total Consumer, Cyclical		113,737,163
Financial - 10.4%
USI, Inc.
3.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	8,009,456	7,930,643
Aretec Group, Inc.
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	7,653,750	7,622,676
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/19/28	7,462,500	7,412,725
Jane Street Group LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	7,363,000	7,323,534
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	7,282,039	7,199,315

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 92.4% (continued)
Financial - 10.4% (continued)
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	6,758,767	$6,687,260
HarbourVest Partners, LP
2.43% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	6,355,965	6,318,909
NFP Corp.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	5,079,070	5,002,173
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	4,937,625	4,959,252
Nexus Buyer LLC
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	4,708,434	4,694,968
Jefferies Finance LLC
3.13% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	4,606,047	4,581,589
Citadel Securities, LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28	4,488,750	4,439,194
AlixPartners, LLP
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28	3,990,000	3,971,726
Ryan Specialty Group LLC
3.75% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 09/01/27	3,582,000	3,578,633
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	2,586,967	2,596,669
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,160,000	2,162,700
AqGen Island Holdings, Inc.
due 05/20/28	1,850,000	1,844,228
Total Financial		88,326,194
Technology - 7.2%
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	7,980,000	7,996,598
WEX, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/31/28	7,780,500	7,717,322

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 92.4% (continued)
Technology - 7.2% (continued)
Informatica LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	7,110,669	$7,061,392
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	4,696,137	4,619,355
Emerald TopCo, Inc. (Press Ganey)
3.69% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	4,465,909	4,437,997
Verscend Holding Corp.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25	4,390,000	4,397,068
Project Ruby Ultimate Parent Corp.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	3,491,250	3,479,240
Polaris Newco LLC
4.50% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	3,350,000	3,357,973
Conair Holdings LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	3,150,000	3,156,300
Brave Parent Holdings, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	3,071,699	3,065,310
Boxer Parent Co., Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	2,977,330	2,958,722
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	2,950,000	2,957,375
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,286,239	2,249,088
EXC Holdings III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	1,954,125	1,949,240
TIBCO Software, Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	1,786,466	1,780,214
Total Technology		61,183,194
Basic Materials - 6.4%
PQ Corp.
3.25% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 06/09/28	8,600,000	8,592,862
2.44% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/27	1,584,822	1,577,896
Element Solutions, Inc.
due 01/30/26	8,478,426	8,462,572
Alpha 3 BV (Atotech)
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 03/18/28	6,800,000	6,761,784
Messer Industries USA, Inc.
2.65% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	6,512,604	6,463,564
Arch Coal, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 03/07/24	6,595,516	6,133,830
Univar Netherlands Holding BV
due 05/26/28	3,600,000	3,592,296
Illuminate Buyer LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	3,582,023	3,558,345
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25	3,295,304	3,293,656
INEOS Ltd.
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26	2,600,000	2,591,056
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	2,250,000	2,243,678

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 92.4% (continued)
Basic Materials - 6.4% (continued)
Trinseo Materials Operating S.C.A.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28	1,600,000	$1,587,008
Total Basic Materials		54,858,547
Energy - 1.6%
DT Midstream, Inc.
2.50% (3 Month USD LIBOR + 2.00% and 6 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/12/28	8,600,000	8,607,654
Penn Virginia Holding Corp.
9.25% (1 Month USD LIBOR + 8.25%, Rate Floor: 9.25%) due 09/30/24	4,046,469	3,975,656
Permian Production Partners LLC
10.00% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) (in-kind rate was 2.00%) due 11/24/25†††,3	1,598,505	1,438,654
Total Energy		14,021,964
Utilities - 0.5%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	3,950,100	3,906,649
Total Senior Floating Rate Interests
(Cost $793,125,639)		786,874,612

CORPORATE BONDS†† - 1.9%
Consumer, Non-cyclical - 0.7%
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	4,275,000	4,387,219
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,695,866
Total Consumer, Non-cyclical		6,083,085
Energy - 0.5%
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	4,200,000	4,511,640
Communications - 0.5%
Ziggo BV
5.50% due 01/15/27[4]	3,950,000	4,103,062
Industrial - 0.1%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.38% due 12/15/23[4]	750,000	766,905
Consumer, Cyclical - 0.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	630,000	628,425
Financial - 0.0%
Lincoln Financing SARL
3.88% (3 Month EURIBOR + 3.88%, Rate Floor: 3.88%) due 04/01/24[4]	EUR 350,000	415,142
Basic Materials - 0.0%
Mirabela Nickel Ltd.
due 06/24/19[6,7]	1,279,819	51,193
Total Corporate Bonds
(Cost $16,832,282)		16,559,452

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.8%
Residential Mortgage Backed Securities - 1.8%
RALI Series Trust
2006-QO6, 0.45% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[5]	11,151,698	3,559,383
2006-QO2, 0.53% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[5]	444,987	132,306
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 0.93% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[5]	2,956,380	2,671,553
American Home Mortgage Assets Trust
2006-4, 0.30% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46[5]	2,773,437	1,824,035
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[5]	2,057,700	1,770,516
Lehman XS Trust Series
2006-16N, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 11/25/46[5]	1,599,116	1,507,909
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[4,5]	1,254,400	1,199,855
Nomura Resecuritization Trust
2015-4R, 1.15% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[4,5]	1,129,611	1,124,359
Alliance Bancorp Trust
2007-OA1, 0.33% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[5]	460,228	430,046

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.8% (continued)
Residential Mortgage Backed Securities - 1.8% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 1.20% due 06/26/36[4]	392,615	$361,558
GSAA Home Equity Trust
2007-7, 0.63% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37[5]	230,664	227,782
New Century Home Equity Loan Trust
2004-4, 0.89% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35[5]	192,402	189,303
Total Residential Mortgage Backed Securities		14,998,605
Total Collateralized Mortgage Obligations
(Cost $16,014,900)		14,998,605

ASSET-BACKED SECURITIES†† - 1.0%
Collateralized Loan Obligations - 1.0%
Jamestown CLO V Ltd.
2014-5A, 5.29% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 01/17/27[4,5]	4,000,000	3,568,499
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,8]	3,000,000	2,356,104
Newstar Commercial Loan Funding LLC
2017-1A, 3.63% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[4,5]	1,000,000	1,000,511
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[4,8]	2,071,948	726,767
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[8]	1,731,672	575,747
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,8]	1,808,219	2,170
Total Collateralized Loan Obligations		8,229,798
Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††6,7	896,492	90
Total Asset-Backed Securities
(Cost $10,472,009)		8,229,888
Total Investments - 104.4%
(Cost $899,452,967)		$889,195,682
Other Assets & Liabilities, net - (4.4)%		(37,385,850)
Total Net Assets - 100.0%		$851,809,832

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation
Goldman Sachs International	26,555,000	EUR	07/16/21	$32,218,916	$31,509,981	$708,935
Barclays Bank plc	6,742,000	GBP	07/16/21	9,495,136	9,326,593	168,543
						$877,478

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Depreciation
Citibank, N.A.	115,000	EUR	07/16/21	$137,385	$136,458	$(927)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
[3]	Payment-in-kind security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $20,640,576 (cost $21,606,048), or 2.4% of total net assets.
[5]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Security is in default of interest and/or principal obligations.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $51,283 (cost $1,883,995), or less than 0.1% of total net assets — See Note 6.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$864,034	$—	$1,115,043		$1,979,077
Preferred Stocks	—	—	—	*	—
Exchange-Traded Funds	16,085,775	—	—		16,085,775
Money Market Fund	44,468,273	—	—		44,468,273
Senior Floating Rate Interests	—	773,807,074	13,067,538		786,874,612
Corporate Bonds	—	16,559,452	—		16,559,452
Collateralized Mortgage Obligations	—	14,998,605	—		14,998,605
Asset-Backed Securities	—	8,229,798	90		8,229,888
Forward Foreign Currency Exchange Contracts**	—	877,478	—		877,478
Total Assets	$61,418,082	$814,472,407	$14,182,671		$890,073,160

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$927	$—	$927
Unfunded Loan Commitments (Note 5)	—	—	9,123	9,123
Total Liabilities	$—	$927	$9,123	$10,050

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$90	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Common Stocks	605,157	Enterprise Value	Valuation Multiple	2.3x-11.9x	10.2	x
Common Stocks	509,881	Yield Analysis	Yield	11.9%	—
Common Stocks	5	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	8,876,948	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,197,250	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	1,993,340	Third Party Pricing	Vendor Price	—	—
Total Assets	$14,182,671
Liabilities:
Unfunded Loan Commitments	$9,123	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2021, the Fund had securities with a total value of $2,529,990 transfer from Level 2 to Level 3 due to a lack of observable inputs and had securities with a total market value of $16,261,104 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets					Liabilities
	Common Stocks	Senior Floating Rate Interests	Asset-Backed Securities	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,611,492	$50,579,979	$90	$313,772	$52,505,333	$(8,851)
Purchases/(Receipts)	16,485	3,763,972	-	-	3,780,457	(22,199)
(Sales, maturities and paydowns)/Fundings	(1,626,859)	(31,414,762)	-	-	(33,041,621)	4,964
Amortization of premiums/discounts	-	652,773	-	-	652,773	-
Total realized gains (losses) included in earnings	(165,103)	(7,732,854)	-	-	(7,897,957)	23,324
Total change in unrealized appreciation (depreciation) included in earnings	1,279,028	10,949,544	-	(313,772)	11,914,800	(6,361)
Transfers into Level 3	-	2,529,990	-	-	2,529,990	-
Transfers out of Level 3	-	(16,261,104)	-	-	(16,261,104)	-
Ending Balance	$1,115,043	$13,067,538	$90	$- *	$14,182,671	$(9,123)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$1,279,028	$(799,355)	$-	$(313,772)	$165,901	$(1,127)

*	Security has a market value of $0.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21
Common Stocks
BP Holdco LLC*	$86,130	$–	$–	$–	$–	$86,130	244,278
Targus Group International, Inc.*	26,242	–	–	–	3,446	29,688	12,773
	$112,372	$–	$–	$–	$3,446	$115,818

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 1.9%
Financial - 0.8%
KKR Acquisition Holdings I Corp. — Class A*,1	142,310	$1,397,484
TPG Pace Solutions Corp.*,1	117,339	1,168,697
TPG Pace Beneficial II Corp.*,1	44,276	446,302
RXR Acquisition Corp. — Class A*,1	732	7,108
MSD Acquisition Corp. — Class A*,1	721	7,102
Jefferies Financial Group, Inc.	81	2,770
RXR Acquisition Corp.*,1	254	2,530
Colicity, Inc.*,1	249	2,507
Colicity, Inc. — Class A*,1	239	2,330
Soaring Eagle Acquisition Corp. — Class A*,1	25	249
Total Financial		3,037,079
Consumer, Non-cyclical - 0.3%
ATD New Holdings, Inc.*,†††	21,488	1,149,608
Save-A-Lot*,†††	17,185	107,409
Cengage Learning Holdings II, Inc.*,††	2,107	46,354
Targus Group International Equity, Inc.*,†††,2	12,825	29,809
Chef Holdings, Inc.*,†††	49	3,082
Spectrum Brands Holdings, Inc.	2	170
Crimson Wine Group Ltd.*	8	73
Total Consumer, Non-cyclical		1,336,505
Utilities - 0.3%
TexGen Power LLC††	26,665	1,039,935
Energy - 0.3%
Unit Corp.*	54,414	916,876
Permian Production Partners LLC†††	57,028	72,426
Legacy Reserves, Inc.*,†††	3,452	17,260
Bruin E&P Partnership Units*,†††	44,023	2,641
SandRidge Energy, Inc.*	20	125
Total Energy		1,009,328
Consumer, Cyclical - 0.2%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	931,920
Industrial - 0.0%
Vector Phoenix Holdings, LP*,†††	23,711	46,924
BP Holdco LLC*,†††,2	23,711	8,360
Total Industrial		55,284
Total Common Stocks
(Cost $5,885,520)		7,410,051

PREFERRED STOCKS†† - 3.2%
Financial - 3.2%
JPMorgan Chase & Co., 4.55%	72,000	1,916,640
Wells Fargo & Co., 4.38%	74,000	1,878,860
American Equity Investment Life Holding Co., 5.95%	54,000	1,516,320
Bank of America Corp., 4.38%	57,000	1,493,400
Arch Capital Group Ltd., 4.55%*	55,000	1,419,550
First Republic Bank, 4.13%	53,000	1,359,450
Bank of America Corp., 4.13%	40,000	1,046,400
JPMorgan Chase & Co., 4.63%*	34,000	905,420
Assurant, Inc., 5.25% due 01/15/61	30,000	811,200
Globe Life, Inc., 4.25% due 06/15/61*	16,000	417,760
Total Financial		12,765,000
Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	–
Total Preferred Stocks
(Cost $12,500,000)		12,765,000

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. - Class A
$11.50, Expiring 12/31/27*,1	35,577	41,981
MSD Acquisition Corp. - Class A
$11.50, Expiring 05/13/23*,1	143	186
RXR Acquisition Corp.
$11.50, Expiring 03/08/26*,1	145	149
Colicity, Inc. - Class A
$11.50, Expiring 12/31/27*,1	47	72
Soaring Eagle Acquisition Corp. - Class A
$11.50, Expiring 12/31/27*,1	4	13
SandRidge Energy, Inc.
$41.34, Expiring 10/04/22*,††	505	9
$42.03, Expiring 10/04/22*,††	212	4
Total Warrants
(Cost $81,549)		42,414

EXCHANGE-TRADED FUNDS† - 4.8%
SPDR Bloomberg Barclays High Yield Bond ETF	173,000	19,023,080
Total Exchange-Traded Funds
(Cost $18,840,947)		19,023,080

MONEY MARKET FUND† - 0.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[4]	2,782,334	2,782,334
Total Money Market Fund
(Cost $2,782,334)		2,782,334

	Face Amount~
CORPORATE BONDS†† - 79.8%
Consumer, Non-cyclical - 16.9%
Kraft Heinz Foods Co.
5.00% due 06/04/42	2,625,000	3,203,735
4.88% due 10/01/49	1,400,000	1,698,512
4.38% due 06/01/46	1,200,000	1,359,063
5.20% due 07/15/45	325,000	403,028
US Foods, Inc.
6.25% due 04/15/25[5]	2,748,000	2,916,315
4.75% due 02/15/29[5]	1,350,000	1,377,000
DaVita, Inc.
3.75% due 02/15/31[5]	3,075,000	2,952,000
4.63% due 06/01/30[5]	850,000	872,491

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 79.8% (continued)
Consumer, Non-cyclical - 16.9% (continued)
Nielsen Finance LLC / Nielsen Finance Co.
4.75% due 07/15/31[5]	1,900,000	$1,904,750
5.88% due 10/01/30[5]	1,675,000	1,823,109
Tenet Healthcare Corp.
7.50% due 04/01/25[5]	1,700,000	1,833,875
4.25% due 06/01/29[5]	1,100,000	1,113,750
5.13% due 11/01/27[5]	400,000	419,500
Sabre GLBL, Inc.
9.25% due 04/15/25[5]	1,500,000	1,783,245
7.38% due 09/01/25[5]	1,450,000	1,576,875
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	2,950,000	3,012,688
CPI CG, Inc.
8.63% due 03/15/26[5]	2,750,000	2,921,875
Post Holdings, Inc.
4.50% due 09/15/31[5]	2,925,000	2,918,565
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,540,000	2,616,200
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[5]	1,075,000	1,187,520
3.38% due 08/31/27[5]	1,150,000	1,115,500
Rent-A-Center, Inc.
6.38% due 02/15/29[5]	2,100,000	2,254,875
Molina Healthcare, Inc.
4.38% due 06/15/28[5]	1,100,000	1,146,750
5.38% due 11/15/22	900,000	941,625
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	1,950,000	1,998,750
AMN Healthcare, Inc.
4.63% due 10/01/27[5,6]	1,150,000	1,195,080
4.00% due 04/15/29[5]	675,000	679,769
Centene Corp.
3.00% due 10/15/30	1,100,000	1,130,008
4.25% due 12/15/27	675,000	711,281
Service Corporation International
4.00% due 05/15/31	1,700,000	1,735,147
Par Pharmaceutical, Inc.
7.50% due 04/01/27[5]	1,610,000	1,646,225
Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	1,550,000	1,573,250
Sotheby's
7.38% due 10/15/27[5]	1,400,000	1,510,250
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	961,000	964,680
5.00% due 12/31/26[5]	350,000	355,250
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	1,076,000	1,175,864
Carriage Services, Inc.
4.25% due 05/15/29[5]	1,150,000	1,148,252
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	1,000,000	1,026,250
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]	950,000	931,000
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	850,000	886,125
Spectrum Brands, Inc.
3.88% due 03/15/31[5]	900,000	884,367
WW International, Inc.
4.50% due 04/15/29[5]	825,000	831,188
Syneos Health, Inc.
3.63% due 01/15/29[5]	750,000	742,500
Gartner, Inc.
3.63% due 06/15/29[5]	675,000	685,125
Central Garden & Pet Co.
4.13% due 04/30/31[5]	675,000	682,594
Indigo Merger Sub, Inc.
2.88% due 07/15/26[5]	450,000	457,875
Prestige Brands, Inc.
3.75% due 04/01/31[5]	425,000	409,753
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50% due 07/31/27[5]	171,000	174,420
6.00% due 06/30/28[5]	242,000	163,194
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[5]	150,000	156,438
Total Consumer, Non-cyclical		67,207,481
Communications - 13.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	3,750,000	3,885,937
4.50% due 06/01/33[5]	1,800,000	1,841,868
4.25% due 02/01/31[5]	475,000	483,906
CSC Holdings LLC
4.50% due 11/15/31[5]	1,625,000	1,634,977
6.50% due 02/01/29[5,6]	1,225,000	1,356,810
4.13% due 12/01/30[5]	1,150,000	1,142,813
4.63% due 12/01/30[5]	950,000	932,054
3.38% due 02/15/31[5]	850,000	803,174
Altice France S.A.
5.13% due 07/15/29[5,6]	2,000,000	2,009,800
8.13% due 02/01/27[5]	900,000	980,550
5.13% due 01/15/29[5]	975,000	979,875
7.38% due 05/01/26[5]	471,000	489,807
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	1,825,000	1,761,125
4.25% due 07/01/28[5]	1,650,000	1,674,354
3.75% due 07/15/29[5]	975,000	948,187
Sirius XM Radio, Inc.
4.00% due 07/15/28[5]	1,500,000	1,546,590
4.13% due 07/01/30[5]	800,000	810,000
5.50% due 07/01/29[5]	700,000	762,790
UPC Broadband Finco BV
4.88% due 07/15/31[5]	3,000,000	3,006,900
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
8.00% due 11/30/24[5]	2,649,000	2,708,603

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 79.8% (continued)
Communications - 13.9% (continued)
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	2,625,000	$2,644,688
Cengage Learning, Inc.
9.50% due 06/15/24[5]	2,389,000	2,445,739
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	1,075,000	1,158,296
5.13% due 07/15/29[5]	950,000	980,096
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,125,000	1,105,178
4.75% due 07/15/31[5]	850,000	862,750
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	1,975,000	1,962,162
Virgin Media Finance plc
5.00% due 07/15/30[5]	1,950,000	1,959,750
Ziggo BV
4.88% due 01/15/30[5]	1,575,000	1,614,375
Telenet Finance Lux Note
5.50% due 03/01/28	1,400,000	1,472,800
T-Mobile USA, Inc.
3.30% due 02/15/51	1,200,000	1,198,020
AMC Networks, Inc.
4.25% due 02/15/29	1,175,000	1,185,281
Switch Ltd.
4.13% due 06/15/29[5]	1,050,000	1,077,563
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[5]	1,000,000	1,070,000
Qualitytech, LP / QTS Finance Corp.
3.88% due 10/01/28[5]	975,000	1,042,665
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[5]	950,000	983,250
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	900,000	893,808
Match Group Holdings II LLC
4.63% due 06/01/28[5]	600,000	621,750
Lamar Media Corp.
3.63% due 01/15/31[5]	400,000	391,000
Cogent Communications Group, Inc.
3.50% due 05/01/26[5]	375,000	383,438
TripAdvisor, Inc.
7.00% due 07/15/25[5]	275,000	295,900
Total Communications		55,108,629
Consumer, Cyclical - 12.3%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]	4,793,000	4,781,018
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	2,100,000	2,073,750
4.00% due 05/01/31[5]	1,225,000	1,235,866
5.75% due 05/01/28[5]	400,000	432,828
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]	1,475,000	1,427,062
3.88% due 01/15/28[5]	1,200,000	1,215,000
3.50% due 02/15/29[5]	850,000	839,375
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	1,460,000	1,532,861
5.00% due 06/01/31[5]	1,225,000	1,254,094
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	2,000,000	2,115,000
Wolverine World Wide, Inc.
6.38% due 05/15/25[5]	1,950,000	2,074,547
Yum! Brands, Inc.
3.63% due 03/15/31	925,000	920,375
4.63% due 01/31/32	825,000	866,250
Tempur Sealy International, Inc.
4.00% due 04/15/29[5]	1,675,000	1,695,854
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[5]	1,500,000	1,545,030
Boyd Gaming Corp.
8.63% due 06/01/25[5]	1,375,000	1,515,759
Wabash National Corp.
5.50% due 10/01/25[5]	1,435,000	1,463,700
Clarios Global, LP
6.75% due 05/15/25[5]	1,327,000	1,413,228
Allison Transmission, Inc.
3.75% due 01/30/31[5]	1,150,000	1,130,300
4.75% due 10/01/27[5]	200,000	207,754
Crocs, Inc.
4.25% due 03/15/29[5]	1,300,000	1,326,000
Scotts Miracle-Gro Co.
4.00% due 04/01/31[5]	1,300,000	1,298,505
Murphy Oil USA, Inc.
3.75% due 02/15/31[5]	1,300,000	1,285,375
Performance Food Group, Inc.
6.88% due 05/01/25[5]	1,100,000	1,171,632
Live Nation Entertainment, Inc.
6.50% due 05/15/27[5]	1,000,000	1,109,800
Powdr Corp.
6.00% due 08/01/25[5]	1,050,000	1,102,500
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	1,025,000	1,098,677
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[5]	1,000,000	1,043,750
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	925,000	994,375
Aramark Services, Inc.
6.38% due 05/01/25[5]	925,000	982,813

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 79.8% (continued)
Consumer, Cyclical - 12.3% (continued)
American Builders & Contractors Supply Company, Inc.
3.88% due 11/15/29[5]	975,000	$968,906
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[5]	925,000	960,844
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[5]	925,000	922,637
Penn National Gaming, Inc.
4.13% due 07/01/29[5]	925,000	920,375
Picasso Finance Sub, Inc.
6.13% due 06/15/25[5]	709,000	749,590
Hanesbrands, Inc.
5.38% due 05/15/25[5]	650,000	688,187
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	600,000	660,600
Boyne USA, Inc.
4.75% due 05/15/29[5]	575,000	593,245
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	425,000	458,022
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 550,000	455,430
Williams Scotsman International, Inc.
4.63% due 08/15/28[5]	175,000	180,723
Total Consumer, Cyclical		48,711,637
Financial - 11.8%
Iron Mountain, Inc.
5.63% due 07/15/32[5]	2,525,000	2,702,558
4.88% due 09/15/27[5]	950,000	985,715
4.88% due 09/15/29[5]	530,000	547,066
5.25% due 07/15/30[5]	475,000	502,825
Hunt Companies, Inc.
5.25% due 04/15/29[5]	4,650,000	4,510,500
LPL Holdings, Inc.
4.00% due 03/15/29[5]	2,890,000	2,904,450
4.38% due 05/15/31[5]	850,000	859,562
OneMain Finance Corp.
3.50% due 01/15/27	1,050,000	1,057,875
7.13% due 03/15/26	700,000	815,297
4.00% due 09/15/30	750,000	742,260
6.63% due 01/15/28	300,000	343,908
8.88% due 06/01/25	275,000	304,890
NFP Corp.
6.88% due 08/15/28[5]	2,925,000	3,079,177
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	1,475,000	1,474,661
5.50% due 11/15/25[5]	1,310,000	1,356,544
SBA Communications Corp.
3.13% due 02/01/29[5]	2,400,000	2,313,759
Newmark Group, Inc.
6.13% due 11/15/23	1,950,000	2,144,850
AmWINS Group, Inc.
7.75% due 07/01/26[5]	1,825,000	1,935,686
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.25% due 06/03/26[5]	1,775,000	1,854,875
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[5]	1,800,000	1,803,708
Kennedy-Wilson, Inc.
5.00% due 03/01/31	1,225,000	1,260,219
4.75% due 03/01/29	525,000	540,750
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	1,650,000	1,779,459
Home Point Capital, Inc.
5.00% due 02/01/26[5]	1,650,000	1,538,625
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	1,400,000	1,439,200
Charles Schwab Corp.
4.00%[3,7]	1,325,000	1,355,475
Assurant, Inc.
7.00% due 03/27/48[3]	950,000	1,097,126
Goldman Sachs Group, Inc.
5.30%[3,7]	950,000	1,065,045
PHM Group Holding Oy
4.75% due 06/18/26	EUR 750,000	895,796
USI, Inc.
6.88% due 05/01/25[5]	775,000	784,711
Liberty Mutual Group, Inc.
4.30% due 02/01/61†††,5	750,000	687,567
Wilton Re Finance LLC
5.88% due 03/30/33[3,5]	650,000	669,033
HUB International Ltd.
7.00% due 05/01/26[5]	575,000	596,327
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[5]	425,000	431,371
Quicken Loans LLC
5.25% due 01/15/28[5]	400,000	420,000
Total Financial		46,800,870
Industrial - 11.1%
TransDigm, Inc.
6.25% due 03/15/26[5]	2,350,000	2,479,250
8.00% due 12/15/25[5]	950,000	1,026,475
PowerTeam Services LLC
9.03% due 12/04/25[5]	3,150,000	3,465,000
Howmet Aerospace, Inc.
5.95% due 02/01/37[6]	2,700,000	3,267,405
Harsco Corp.
5.75% due 07/31/27[5]	2,925,000	3,074,906
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	1,575,000	1,764,000
6.25% due 03/15/26[5]	1,275,000	1,310,063
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.38% due 12/15/23[5]	2,625,000	2,684,168

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 79.8% (continued)
Industrial - 11.1% (continued)
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	2,126,000	$2,238,040
Cleaver-Brooks, Inc.
7.88% due 03/01/23[5,6]	2,250,000	2,227,680
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	2,075,000	2,129,469
Standard Industries, Inc.
3.38% due 01/15/31[5]	1,100,000	1,052,931
4.38% due 07/15/30[5]	575,000	592,969
5.00% due 02/15/27[5]	350,000	362,469
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	1,925,000	1,982,942
Masonite International Corp.
5.75% due 09/15/26[5]	950,000	983,250
5.38% due 02/01/28[5]	875,000	927,220
Amsted Industries, Inc.
4.63% due 05/15/30[5]	1,400,000	1,435,000
Trinity Industries, Inc.
4.55% due 10/01/24	1,290,000	1,373,979
EnerSys
4.38% due 12/15/27[5]	1,250,000	1,300,863
JELD-WEN, Inc.
6.25% due 05/15/25[5]	1,050,000	1,119,835
Intertape Polymer Group, Inc.
4.38% due 06/15/29[5]	850,000	862,759
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[5]	725,000	748,562
Arcosa, Inc.
4.38% due 04/15/29[5]	700,000	712,250
EnPro Industries, Inc.
5.75% due 10/15/26	650,000	685,490
Moog, Inc.
4.25% due 12/15/27[5]	625,000	646,875
TK Elevator US Newco, Inc.
5.25% due 07/15/27[5]	550,000	579,562
Mueller Water Products, Inc.
4.00% due 06/15/29[5]	550,000	565,191
TopBuild Corp.
3.63% due 03/15/29[5]	500,000	495,000
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[5]	450,000	446,490
Hillenbrand, Inc.
3.75% due 03/01/31	400,000	396,626
Atkore, Inc.
4.25% due 06/01/31[5]	375,000	379,800
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	350,000	370,468
Ball Corp.
2.88% due 08/15/30	275,000	269,945
PGT Innovations, Inc.
6.75% due 08/01/26[5]	255,000	269,172
Total Industrial		44,226,104
Energy - 6.2%
NuStar Logistics, LP
5.63% due 04/28/27	1,585,000	1,697,345
6.38% due 10/01/30	1,025,000	1,132,523
6.00% due 06/01/26	525,000	569,625
ITT Holdings LLC
6.50% due 08/01/29[5]	2,775,000	2,834,968
PDC Energy, Inc.
6.13% due 09/15/24	2,750,000	2,812,425
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	3,092,000	2,736,420
Indigo Natural Resources LLC
5.38% due 02/01/29[5]	2,200,000	2,299,000
Rattler Midstream, LP
5.63% due 07/15/25[5]	2,100,000	2,207,625
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,200,000	1,272,000
6.88% due 01/15/29	675,000	723,937
Parkland Corp.
4.50% due 10/01/29[5]	1,750,000	1,778,332
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	1,250,000	1,282,813
Occidental Petroleum Corp.
4.63% due 06/15/45	1,100,000	1,072,500
CVR Energy, Inc.
5.75% due 02/15/28[5]	1,050,000	1,058,085
DT Midstream, Inc.
4.13% due 06/15/29[5]	600,000	609,198
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	425,000	434,562
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	1,225,000	232,750
Total Energy		24,754,108
Basic Materials - 3.9%
Carpenter Technology Corp.
6.38% due 07/15/28	2,150,000	2,360,992
4.45% due 03/01/23	400,000	417,971
Valvoline, Inc.
3.63% due 06/15/31[5]	2,100,000	2,100,000
4.25% due 02/15/30[5]	375,000	387,180
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	1,215,000	1,255,248
4.50% due 06/01/31[5]	725,000	743,517
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,872,000	1,946,318

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 79.8% (continued)
Basic Materials - 3.9% (continued)
Alcoa Nederland Holding BV
4.13% due 03/31/29[5,6]	825,000	$859,068
6.13% due 05/15/28[5]	425,000	465,077
7.00% due 09/30/26[5,6]	375,000	391,875
Arconic Corp.
6.00% due 05/15/25[5]	1,175,000	1,252,280
Ingevity Corp.
3.88% due 11/01/28[5]	675,000	669,938
4.50% due 02/01/26[5]	500,000	508,815
WR Grace & Company-Conn
4.88% due 06/15/27[5]	700,000	742,210
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	650,000	698,750
Yamana Gold, Inc.
4.63% due 12/15/27	256,000	281,998
Clearwater Paper Corp.
4.75% due 08/15/28[5]	275,000	273,969
Mirabela Nickel Ltd.
due 06/24/19[8,9]	278,115	11,125
Total Basic Materials		15,366,331
Technology - 2.8%
NCR Corp.
8.13% due 04/15/25[5]	1,975,000	2,159,662
5.25% due 10/01/30[5]	1,050,000	1,089,375
6.13% due 09/01/29[5]	800,000	872,000
5.13% due 04/15/29[5]	700,000	721,875
Entegris, Inc.
3.63% due 05/01/29[5]	1,050,000	1,063,125
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	875,000	936,250
MSCI, Inc.
3.88% due 02/15/31[5]	750,000	778,320
Playtika Holding Corp.
4.25% due 03/15/29[5]	700,000	699,517
Qorvo, Inc.
3.38% due 04/01/31[5]	600,000	625,332
TeamSystem SpA
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28[10]	EUR 460,000	545,413
Twilio, Inc.
3.63% due 03/15/29	525,000	535,500
Open Text Holdings, Inc.
4.13% due 02/15/30[5]	475,000	484,405
CDK Global, Inc.
5.25% due 05/15/29[5]	325,000	354,708
PTC, Inc.
4.00% due 02/15/28[5]	250,000	258,250
Total Technology		11,123,732
Utilities - 0.9%
Terraform Global Operating LLC
6.13% due 03/01/26[5]	2,880,000	2,970,000
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27	375,000	418,125
Total Utilities		3,388,125
Total Corporate Bonds
(Cost $309,158,984)		316,687,017

SENIOR FLOATING RATE INTERESTS††,10 - 12.8%
Consumer, Cyclical - 3.3%
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	1,306,758	1,306,104
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	330,924	327,889
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	1,350,000	1,350,337
First Brands Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	997,500	1,007,894
Alexander Mann
5.11% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP 749,100	992,707
NES Global Talent
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23	873,183	818,609
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	771,544	741,646
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25†††	738,750	725,822
BBB Industries LLC
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	710,879	703,948
Mavis Tire Express Services TopCo Corp.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	675,000	676,687
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	641,847	614,248
Holding SOCOTEC
due 05/07/28†††	610,000	610,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 12.8% (continued)
Consumer, Cyclical - 3.3% (continued)
CCRR Parent, Inc.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/06/28	598,500	$601,493
Wabash National Corporation
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/28/27†††	526,301	525,643
EnTrans International LLC
6.10% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	510,000	473,877
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	425,000	426,063
BidFair MergeRight, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 01/15/27	416,175	418,081
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	423,848	394,179
Apro LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/14/26	208,420	207,899
Total Consumer, Cyclical		12,923,126
Industrial - 2.9%
BHI Investments LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	2,374,475	2,349,780
9.75% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††	1,500,000	1,473,750
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,783,737	1,788,196
American Residential Services LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/15/27	1,169,125	1,166,202
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	950,000	948,223
Arcline FM Holdings LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/14/28	925,000	925,583
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	805,565	850,427
YAK MAT (YAK ACCESS LLC)
10.13% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	1,025,000	835,375
Aegion Corp.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28	700,000	706,125
United Airlines Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	475,000	480,805
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	13,750	14,022
Total Industrial		11,538,488
Communications - 2.6%
Cengage Learning Acquisitions, Inc.
5.25% (1 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	2,352,613	2,353,884
due 06/28/26	625,000	625,394
Resource Label Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23†††	1,198,860	1,192,865
9.50% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/27/23†††	1,009,662	969,276
Market Track LLC
6.50% (Commercial Prime Lending Rate + 3.25%, Rate Floor: 4.25%) due 06/05/24	1,619,667	1,615,618
McGraw Hill LLC
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/01/24	1,579,547	1,580,779
GTT Communications, Inc.
2.90% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/30/25	1,406,500	1,104,806
Playtika Holding Corp.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	598,500	595,442

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 12.8% (continued)
Communications - 2.6% (continued)
GTT Communications BV
9.50% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.50%) due 12/28/21[11]	363,105	$366,086
Total Communications		10,404,150
Consumer, Non-cyclical - 2.0%
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	1,177,050	1,179,263
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28†††	1,086,648	1,085,289
Quirch Foods Holdings LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/27/27	970,125	972,550
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	812,418	813,320
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	745,313	734,506
Springs Window Fashions
8.60% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	689,936	690,371
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28	675,000	674,582
Moran Foods LLC
11.75% (2 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 10.75%) due 10/01/24[11]	376,098	329,085
8.00% (2 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 7.00%) due 04/01/24[11]	303,895	317,063
Gibson Brands, Inc.
due 06/23/28	600,000	597,000
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	498,750	494,800
Total Consumer, Non-cyclical		7,887,829
Technology - 1.0%
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	1,296,750	1,299,447
Polaris Newco LLC
4.50% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	1,100,000	1,102,618
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	625,000	627,656
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	575,000	576,438
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	522,375	522,866
Total Technology		4,129,025
Financial - 0.6%
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	1,172,063	1,177,196
Jefferies Finance LLC
3.13% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	769,171	765,087
Avison Young (Canada), Inc.
6.16% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 01/30/26	536,250	528,206
Total Financial		2,470,489
Utilities - 0.2%
RS Ivy Holdco, Inc.
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27	746,250	746,250
Basic Materials - 0.1%
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	350,000	349,017

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 12.8% (continued)
Energy - 0.1%
Permian Production Partners LLC
10.00% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) (in-kind rate was 2.00%) due 11/24/25†††,11	227,060	$204,354
Total Senior Floating Rate Interests
(Cost $50,532,205)		50,652,728

ASSET-BACKED SECURITIES†† - 0.5%
Collateralized Loan Obligations - 0.5%
Barings Middle Market CLO Ltd.
2019-IA, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/15/31[5,10]	1,500,000	1,500,781
WhiteHorse X Ltd.
2015-10A, 5.49% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[5,10]	750,000	652,970
Total Collateralized Loan Obligations		2,153,751
Total Asset-Backed Securities
(Cost $2,147,264)		2,153,751
Total Investments - 103.7%
(Cost $401,928,803)		$411,516,375
Other Assets & Liabilities, net - (3.7)%		(14,515,905)
Total Net Assets - 100.0%		$397,000,470

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	VanEck Vectors Fallen Angel High Yield Bond ETF	0.39% (1 Month USD LIBOR + 0.30%)	At Maturity	11/19/21	191,200	$6,290,480	$152,960
BNP Paribas	VanEck Vectors Fallen Angel High Yield Bond ETF	0.32% (1 Month USD LIBOR + 0.25%)	At Maturity	11/17/21	190,700	6,274,030	144,932
BNP Paribas	VanEck Vectors Fallen Angel High Yield Bond ETF	0.32% (1 Month USD LIBOR + 0.25%)	At Maturity	11/15/21	192,800	6,343,120	136,888
						$18,907,630	$434,780

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	750,000	EUR	07/16/21	$909,404	$889,945	$19,459
Barclays Bank plc	729,000	GBP	07/16/21	1,026,691	1,008,467	18,224
Goldman Sachs International	467,000	EUR	07/16/21	566,607	554,139	12,468
Goldman Sachs International	563,000	CAD	07/16/21	461,853	454,270	7,583
						$57,734

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of June 30, 2021.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $261,724,698 (cost $255,574,254), or 65.9% of total net assets.
[6]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2021, the total market value of segregated or earmarked security was $11,307,718.
[7]	Perpetual maturity.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $243,875 (cost $1,471,246), or less than 0.1% of total net assets — See Note 6.
[9]	Security is in default of interest and/or principal obligations.
[10]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[11]	Payment-in-kind security.

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,954,323	$2,018,209	$1,437,519		$7,410,051
Preferred Stocks	—	12,765,000	—	*	12,765,000
Warrants	42,401	13	—		42,414
Exchange-Traded Funds	19,023,080	—	—		19,023,080
Money Market Fund	2,782,334	—	—		2,782,334
Corporate Bonds	—	315,999,450	687,567		316,687,017
Senior Floating Rate Interests	—	42,077,533	8,575,195		50,652,728
Asset-Backed Securities	—	2,153,751	—		2,153,751
Forward Foreign Currency Exchange Contracts**	—	57,734	—		57,734
Credit Index Swap Agreements**	—	434,780	—		434,780
Total Assets	$25,802,138	$375,506,470	$10,700,281		$412,008,889

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$4,441	$4,441

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $8,093,425 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$1,257,017	Third Party Pricing	Broker Quote	—	—
Common Stocks	105,435	Enterprise Value	Valuation Multiple	2.3x-11.9x	8.1	x
Common Stocks	72,426	Yield Analysis	Yield	11.9%	—
Common Stocks	2,641	Model Price	Liquidation Value	—	—
Corporate Bonds	687,567	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	7,101,445	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	1,473,750	Model Price	Market Comparable Yields	10.3%	—
Total Assets	$10,700,281
Liabilities:
Unfunded Loan Commitments	$4,441	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2021, the Fund had securities with a total value of $5,382,134 transfer from Level 2 to Level 3 due to a lack of observable inputs and had securities with a total market value of $2,504,692 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets				Liabilities
	Common Stocks	Senior Floating Rate Interests	Corporate Bonds	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,790,320	$7,980,655	$— *	$10,770,975	$(61,765)
Purchases/(Receipts)	25,200	1,963,171	750,000	2,738,371	(49,674)
(Sales, maturities and paydowns)/Fundings	(1,116,887)	(4,597,484)	-	(5,714,371)	5,991
Amortization of premiums/discounts	-	148,401	-	148,401	-
Total realized gains (losses) included in earnings	18,429	(1,230,299)	-	(1,211,870)	392,463
Total change in unrealized appreciation (depreciation) included in earnings	(389,216)	1,542,982	(62,433)	1,091,333	(291,456)
Transfers into Level 3	1,149,608	4,232,526	-	5,382,134	-
Transfers out of Level 3	(1,039,935)	(1,464,757)	-	(2,504,692)	-
Ending Balance	$1,437,519	$8,575,195	$687,567	$10,700,281	$(4,441)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$517,005	$336,867	$(62,433)	$791,439	$4,792

*	Security has a market value of $0.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21
Common Stocks
BP Holdco LLC*	$8,360	$–	$–	$–	$–	$8,360	23,711
Targus Group International Equity, Inc.*	26,349	–	–	–	3,460	29,809	12,825
	$34,709	$–	$–	$–	$3,460	$38,169

*	Non-income producing security.

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 96.9%
Financial - 23.5%
JPMorgan Chase & Co.	6,526	$1,015,054
Berkshire Hathaway, Inc. — Class B*	3,256	904,908
Wells Fargo & Co.	18,543	839,812
Bank of America Corp.	18,761	773,516
Morgan Stanley	6,187	567,286
Allstate Corp.	3,930	512,629
Citigroup, Inc.	6,742	476,997
Hartford Financial Services Group, Inc.	5,741	355,770
Voya Financial, Inc.	5,629	346,183
Charles Schwab Corp.	4,430	322,548
Medical Properties Trust, Inc. REIT	15,422	309,982
MetLife, Inc.	4,838	289,554
Prudential Financial, Inc.	2,562	262,528
Regions Financial Corp.	12,450	251,241
Park Hotels & Resorts, Inc. REIT*	10,682	220,156
American Tower Corp. — Class A REIT	809	218,543
STAG Industrial, Inc. REIT	5,747	215,110
KeyCorp	10,260	211,869
Principal Financial Group, Inc.	3,193	201,766
Synovus Financial Corp.	4,553	199,786
Gaming and Leisure Properties, Inc. REIT	4,284	198,478
Mastercard, Inc. — Class A	531	193,863
Zions Bancorp North America	3,490	184,481
Jones Lang LaSalle, Inc.*	926	180,996
American International Group, Inc.	3,078	146,513
BOK Financial Corp.	1,601	138,647
Total Financial		9,538,216
Consumer, Non-cyclical - 18.8%
Johnson & Johnson	4,870	802,284
Tyson Foods, Inc. — Class A	10,678	787,609
Humana, Inc.	1,615	714,993
HCA Healthcare, Inc.	3,443	711,806
Archer-Daniels-Midland Co.	8,690	526,614
McKesson Corp.	2,560	489,574
Medtronic plc	3,632	450,840
Quest Diagnostics, Inc.	3,026	399,341
J M Smucker Co.	2,979	385,989
Zimmer Biomet Holdings, Inc.	2,098	337,400
Encompass Health Corp.	4,310	336,309
Bunge Ltd.	4,271	333,779
Merck & Company, Inc.	3,733	290,316
Amgen, Inc.	1,160	282,750
Ingredion, Inc.	2,163	195,752
Procter & Gamble Co.	1,438	194,029
Henry Schein, Inc.*	2,605	193,265
Pfizer, Inc.	4,927	192,941
Organon & Co.*	373	11,287
Total Consumer, Non-cyclical		7,636,878
Consumer, Cyclical - 10.3%
Walmart, Inc.	4,354	614,001
Kohl's Corp.	8,436	464,908
LKQ Corp.*	9,048	445,343
Southwest Airlines Co.*	8,084	429,180
DR Horton, Inc.	4,246	383,711
Penske Automotive Group, Inc.	4,865	367,259
Lear Corp.	2,052	359,675
Home Depot, Inc.	996	317,614
PACCAR, Inc.	3,462	308,983
PVH Corp.*	2,358	253,697
Ralph Lauren Corp. — Class A	1,925	226,784
Total Consumer, Cyclical		4,171,155
Communications - 8.9%
Verizon Communications, Inc.	16,953	949,877
Comcast Corp. — Class A	13,991	797,767
Cisco Systems, Inc.	7,671	406,563
T-Mobile US, Inc.*	2,662	385,537
Alphabet, Inc. — Class A*	144	351,618
FireEye, Inc.*	14,487	292,927
Walt Disney Co.*	1,396	245,375
Juniper Networks, Inc.	7,162	195,881
Total Communications		3,625,545
Industrial - 8.2%
Honeywell International, Inc.	2,769	607,380
Johnson Controls International plc	7,830	537,373
L3Harris Technologies, Inc.	1,908	412,414
Valmont Industries, Inc.	1,520	358,796
Knight-Swift Transportation Holdings, Inc.	7,758	352,678
FedEx Corp.	990	295,347
Owens Corning	2,852	279,211
Curtiss-Wright Corp.	2,333	277,067
General Electric Co.	16,349	220,058
Total Industrial		3,340,324
Technology - 8.1%
Micron Technology, Inc.*	10,697	909,031
DXC Technology Co.*	12,680	493,759
Skyworks Solutions, Inc.	2,530	485,127
Leidos Holdings, Inc.	4,043	408,747
Apple, Inc.	2,661	364,451
Qorvo, Inc.*	1,206	235,954
Amdocs Ltd.	2,777	214,829
Cerner Corp.	2,157	168,591
Total Technology		3,280,489
Energy - 7.9%
Chevron Corp.	6,513	682,172
ConocoPhillips	9,454	575,749
Range Resources Corp.*	26,545	444,894
Marathon Oil Corp.	27,332	372,262
Patterson-UTI Energy, Inc.	29,265	290,894
Pioneer Natural Resources Co.	1,695	275,471
Cabot Oil & Gas Corp. — Class A	15,688	273,912
Exxon Mobil Corp.	4,271	269,415
Total Energy		3,184,769
Utilities - 6.5%
Exelon Corp.	13,360	591,982
Public Service Enterprise Group, Inc.	8,648	516,631
Edison International	7,992	462,097
Duke Energy Corp.	3,801	375,235
Pinnacle West Capital Corp.	4,002	328,044
NiSource, Inc.	8,523	208,813

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Utilities - 6.5% (continued)
PPL Corp.	5,782	$161,723
Total Utilities		2,644,525
Basic Materials - 4.7%
Huntsman Corp.	20,447	542,254
Westlake Chemical Corp.	5,207	469,099
Reliance Steel & Aluminum Co.	1,872	282,485
Nucor Corp.	1,978	189,749
International Flavors & Fragrances, Inc.	1,105	165,087
Dow, Inc.	2,118	134,027
DuPont de Nemours, Inc.	1,392	107,755
Total Basic Materials		1,890,456
Total Common Stocks
(Cost $28,839,347)		39,312,357

MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	1,276,628	1,276,628
Total Money Market Fund
(Cost $1,276,628)		1,276,628
Total Investments - 100.0%
(Cost $30,115,975)		$40,588,985
Other Assets & Liabilities, net - 0.0%		16,012
Total Net Assets - 100.0%		$40,604,997

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,312,357	$—	$—	$39,312,357
Money Market Fund	1,276,628	—	—	1,276,628
Total Assets	$40,588,985	$—	$—	$40,588,985

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 0.3%
Financial - 0.3%
KKR Acquisition Holdings I Corp. — Class A*	820,948	$8,061,710
RXR Acquisition Corp. — Class A*,13	170,953	1,659,954
MSD Acquisition Corp. — Class A*	136,871	1,348,179
TPG Pace Beneficial II Corp.*,13	116,616	1,175,489
Soaring Eagle Acquisition Corp. — Class A*	98,317	979,237
TPG Pace Solutions Corp.*,13	76,676	763,693
Colicity, Inc. — Class A*,13	33,744	329,004
Colicity, Inc.*	2,762	27,813
RXR Acquisition Corp.*	2,554	25,438
Total Financial		14,370,517
Communications - 0.0%
Figs, Inc. — Class A*	43,750	2,191,875
Total Common Stocks
(Cost $15,240,249)		16,562,392

PREFERRED STOCKS†† - 0.1%
Financial - 0.1%
American Financial Group, Inc., 4.5% due 09/15/60	113,600	3,147,856
First Republic Bank, 4.13%	69,600	1,785,240
American Equity Investment Life Holding Co., 5.95%[1]	8,000	224,640
Total Financial		5,157,736
Total Preferred Stocks
(Cost $4,794,550)		5,157,736

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. - Class A
$11.50, 12/31/27*,13	205,236	242,178
Soaring Eagle Acquisition Corp. - Class A
$11.50, 12/31/27*,13	19,663	64,888
MSD Acquisition Corp.
$11.50, 05/13/23*,13	27,374	35,586
RXR Acquisition Corp.
$11.50, 03/08/26*,13	34,189	35,215
Colicity, Inc. - Class A
$11.50, 12/31/27*,13	6,748	10,392
Total Warrants
(Cost $312,534)		388,259

EXCHANGE-TRADED FUNDS† - 3.1%
iShares Core U.S. Aggregate Bond ETF	1,526,500	176,051,245
Total Exchange-Traded Funds
(Cost $180,013,520)		176,051,245

MUTUAL FUNDS† - 1.6%
Guggenheim Strategy Fund III[2]	1,191,914	29,988,547
Guggenheim Strategy Fund II2	1,191,500	29,775,584
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,926,146	29,173,678
Total Mutual Funds
(Cost $87,355,693)		88,937,809

MONEY MARKET FUND† - 4.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	237,699,444	237,699,444
Total Money Market Fund
(Cost $237,699,444)		237,699,444

	Face Amount~
CORPORATE BONDS†† - 35.1%
Financial - 12.6%
Societe Generale S.A.
1.79% due 06/09/27[1,4]	28,000,000	27,944,560
1.49% due 12/14/26[1,4]	10,500,000	10,404,911
3.88% due 03/28/24[4]	350,000	376,212
Wells Fargo & Co.
2.88% due 10/30/30[1]	25,000,000	26,500,750
3.90% [1,5]	11,150,000	11,543,595
American International Group, Inc.
2.50% due 06/30/25	26,630,000	28,111,402
Equitable Financial Life Global Funding
1.40% due 07/07/25[4]	15,000,000	15,131,749
1.80% due 03/08/28[4]	12,000,000	11,948,141
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	20,850,000	21,943,345
BNP Paribas S.A.
1.32% due 01/13/27[1,4]	21,350,000	21,100,221
2.22% due 06/09/26[1,4]	400,000	412,082
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	20,913,676
Bank of America Corp.
2.59% due 04/29/31[1]	19,650,000	20,280,433
Barclays Bank plc
1.70% due 05/12/22	18,450,000	18,659,329
Credit Agricole S.A.
1.25% due 01/26/27[1,4]	17,950,000	17,679,881
1.91% due 06/16/26[1,4]	400,000	408,091
CIT Group, Inc.
3.93% due 06/19/24[1]	15,200,000	16,017,000
4.75% due 02/16/24	1,000,000	1,083,750
Intercontinental Exchange, Inc.
0.77% (3 Month USD LIBOR + 0.65%) due 06/15/23[6]	17,100,000	17,079,480
Macquarie Group Ltd.
1.63% due 09/23/27[1,4]	16,750,000	16,682,841

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 35.1% (continued)
Financial - 12.6% (continued)
Mitsubishi UFJ Financial Group, Inc.
0.83% (3 Month USD LIBOR + 0.65%) due 07/26/21[6]	11,450,000	$11,454,846
1.18% (3 Month USD LIBOR + 1.06%) due 09/13/21[6]	5,068,000	5,077,990
Ares Finance Company LLC
4.00% due 10/08/24[4]	14,617,000	15,633,287
Cooperatieve Rabobank UA
1.34% due 06/24/26[1,4]	15,000,000	15,067,404
Regions Financial Corp.
2.25% due 05/18/25	14,000,000	14,583,314
F&G Global Funding
1.75% due 06/30/26[4]	14,000,000	14,059,687
ABN AMRO Bank N.V.
1.54% due 06/16/27[1,4]	14,000,000	13,911,953
Citigroup, Inc.
2.57% due 06/03/31[1]	12,850,000	13,224,298
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	11,450,000	13,187,716
Lincoln National Corp.
3.40% due 01/15/31	11,590,000	12,670,015
American Tower Corp.
1.60% due 04/15/26	12,500,000	12,637,509
BlackRock, Inc.
1.90% due 01/28/31	12,600,000	12,622,203
Deloitte LLP
4.35% due 11/17/23†††	7,300,000	7,726,977
3.46% due 05/07/27†††	4,500,000	4,711,770
Iron Mountain, Inc.
4.88% due 09/15/27[4]	7,360,000	7,636,699
5.00% due 07/15/28[4]	4,175,000	4,321,125
Standard Chartered plc
1.32% due 10/14/23[1,4]	10,150,000	10,237,392
4.25% due 01/20/23[1,4]	500,000	510,165
Essex Portfolio, LP
1.70% due 03/01/28	10,450,000	10,270,388
Apollo Management Holdings, LP
4.40% due 05/27/26[4]	7,115,000	8,072,181
4.00% due 05/30/24[4]	1,846,000	2,009,501
ING Groep N.V.
1.73% due 04/01/27[1]	9,800,000	9,887,994
BPCE S.A.
1.65% due 10/06/26[1,4]	9,500,000	9,545,689
First American Financial Corp.
4.00% due 05/15/30	7,860,000	8,749,143
Aviation Capital Group LLC
2.88% due 01/20/22[4]	8,000,000	8,081,166
Markel Corp.
6.00%[1,5]	7,210,000	8,057,175
KKR Group Finance Company VI LLC
3.75% due 07/01/29[4]	7,040,000	7,866,381
Morgan Stanley
2.19% due 04/28/26[1]	7,000,000	7,270,675
3.77% due 01/24/29[1]	361,000	405,482
Goldman Sachs Group, Inc.
3.50% due 04/01/25	6,900,000	7,488,281
GA Global Funding Trust
1.63% due 01/15/26[4]	7,300,000	7,393,118
FS KKR Capital Corp.
2.63% due 01/15/27	7,400,000	7,333,613
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	7,102,875
7.13% due 03/15/26	50,000	58,236
SBA Communications Corp.
3.13% due 02/01/29[4]	6,500,000	6,266,430
3.88% due 02/15/27	700,000	718,833
Belrose Funding Trust
2.33% due 08/15/30[4]	7,100,000	6,965,427
LPL Holdings, Inc.
4.00% due 03/15/29[4]	4,450,000	4,472,250
4.63% due 11/15/27[4]	2,000,000	2,072,500
Charles Schwab Corp.
5.38% [1,5]	5,152,000	5,694,506
Fidelity National Financial, Inc.
2.45% due 03/15/31	5,500,000	5,482,881
Fifth Third Bancorp
2.55% due 05/05/27	5,060,000	5,351,945
Manulife Financial Corp.
2.48% due 05/19/27	5,030,000	5,298,137
Brighthouse Financial Global Funding
0.77% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[4,6]	5,050,000	5,086,663
Westpac Banking Corp.
1.04% (3 Month USD LIBOR + 0.85%) due 01/11/22[6]	5,000,000	5,022,613
MetLife, Inc.
3.85% [1,5]	4,620,000	4,844,347
United Wholesale Mortgage LLC
5.50% due 11/15/25[4]	3,880,000	4,017,856
5.50% due 04/15/29[4]	275,000	274,937
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	3,500,000	4,268,269
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[4]	4,100,000	4,108,446
Peachtree Corners Funding Trust
3.98% due 02/15/25[4]	3,450,000	3,777,438
Bank of New York Mellon Corp.
4.70%[1,5]	3,010,000	3,284,662

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 35.1% (continued)
Financial - 12.6% (continued)
Hunt Companies, Inc.
5.25% due 04/15/29[4]	3,250,000	$3,152,500
CNA Financial Corp.
4.50% due 03/01/26	2,298,000	2,607,011
Crown Castle International Corp.
3.30% due 07/01/30	2,188,000	2,345,747
Loews Corp.
3.20% due 05/15/30	2,140,000	2,323,092
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,060,000	2,205,451
Prudential plc
3.13% due 04/14/30	2,003,000	2,168,247
VF Corp.
2.50% due 08/15/26	2,000,000	2,000,000
Equitable Holdings, Inc.
4.35% due 04/20/28	1,700,000	1,950,637
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,563,557
Mizuho Financial Group, Inc.
1.26% (3 Month USD LIBOR + 1.14%) due 09/13/21[6]	1,500,000	1,503,149
Weyerhaeuser Co.
4.00% due 04/15/30	912,000	1,038,785
Trinity Acquisition plc
4.40% due 03/15/26	881,000	996,030
Newmark Group, Inc.
6.13% due 11/15/23	775,000	852,440
CNO Financial Group, Inc.
5.25% due 05/30/25	700,000	794,085
Old Republic International Corp.
3.88% due 08/26/26	700,000	782,242
Sumitomo Mitsui Financial Group, Inc.
1.33% (3 Month USD LIBOR + 1.14%) due 10/19/21[6]	702,000	704,328
Equinix, Inc.
1.55% due 03/15/28	700,000	688,535
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	400,000	435,629
BBVA USA
3.88% due 04/10/25	150,000	165,322
HUB International Ltd.
7.00% due 05/01/26[4]	150,000	155,564
Greystar Real Estate Partners LLC
5.75% due 12/01/25[4]	150,000	154,200
Total Financial		708,682,388
Industrial - 5.1%
Boeing Co.
4.88% due 05/01/25	50,000,000	56,042,056
2.20% due 02/04/26	10,450,000	10,559,190
CNH Industrial Capital LLC
1.45% due 07/15/26	12,500,000	12,424,106
1.95% due 07/02/23	9,600,000	9,839,925
1.88% due 01/15/26	4,960,000	5,046,160
Siemens Financieringsmaatschappij N.V.
0.73% (3 Month USD LIBOR + 0.61%) due 03/16/22[4,6]	20,410,000	20,494,038
Berry Global, Inc.
1.57% due 01/15/26[4]	11,750,000	11,753,525
4.88% due 07/15/26[4]	5,165,000	5,465,396
GXO Logistics, Inc.
1.65% due 07/15/26[4]	15,000,000	14,924,400
Ryder System, Inc.
3.35% due 09/01/25	10,600,000	11,464,301
3.75% due 06/09/23	1,350,000	1,429,938
Graphic Packaging International LLC
1.51% due 04/15/26[4]	6,500,000	6,469,875
0.82% due 04/15/24[4]	6,250,000	6,204,200
Qatar Airways
2.95% due 05/14/31†††	12,500,000	12,482,625
Silgan Holdings, Inc.
1.40% due 04/01/26[4]	12,600,000	12,474,000
Teledyne Technologies, Inc.
2.25% due 04/01/28	12,000,000	12,228,720
Vontier Corp.
1.80% due 04/01/26[4]	7,050,000	7,002,342
2.40% due 04/01/28[4]	3,900,000	3,876,210
Standard Industries, Inc.
5.00% due 02/15/27[4]	7,010,000	7,259,731
4.75% due 01/15/28[4]	2,671,000	2,795,736
BAE Systems plc
3.40% due 04/15/30[4]	6,950,000	7,561,596
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[4]	5,475,000	6,153,768
4.20% due 04/01/27[4]	500,000	562,314
Owens Corning
3.88% due 06/01/30	5,910,000	6,601,809
GATX Corp.
3.85% due 03/30/27	2,900,000	3,197,644
4.00% due 06/30/30	2,550,000	2,876,425
3.50% due 03/15/28	200,000	218,312
IDEX Corp.
3.00% due 05/01/30	4,100,000	4,335,675
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,830,465
Textron, Inc.
2.45% due 03/15/31	3,250,000	3,256,423
Hardwood Funding LLC
2.37% due 06/07/28†††	3,000,000	3,023,880
Weir Group plc
2.20% due 05/13/26[4]	2,610,000	2,621,802

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 35.1% (continued)
Industrial - 5.1% (continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[4]	2,500,000	$2,480,500
Howmet Aerospace, Inc.
6.88% due 05/01/25	1,900,000	2,211,562
Xylem, Inc.
1.95% due 01/30/28	2,050,000	2,070,245
National Basketball Association
2.51% due 12/16/24†††	1,900,000	1,963,099
Mueller Water Products, Inc.
4.00% due 06/15/29[4]	1,300,000	1,335,906
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[4]	800,000	842,160
Trinity Industries, Inc.
4.55% due 10/01/24	750,000	798,825
JELD-WEN, Inc.
6.25% due 05/15/25[4]	535,000	570,583
Masonite International Corp.
5.75% due 09/15/26[4]	349,000	361,215
Amsted Industries, Inc.
4.63% due 05/15/30[4]	350,000	358,750
PGT Innovations, Inc.
6.75% due 08/01/26[4]	200,000	211,115
EnerSys
5.00% due 04/30/23[4]	175,000	182,656
Total Industrial		287,863,203
Consumer, Non-cyclical - 4.9%
Anthem, Inc.
1.50% due 03/15/26	29,000,000	29,331,445
Triton Container International Ltd.
1.15% due 06/07/24[4]	26,000,000	25,950,568
2.05% due 04/15/26[4]	1,800,000	1,806,495
Sysco Corp.
5.65% due 04/01/25	20,550,000	23,814,035
CoStar Group, Inc.
2.80% due 07/15/30[4]	15,280,000	15,538,636
Laboratory Corporation of America Holdings
1.55% due 06/01/26	13,700,000	13,762,762
Lamb Weston Holdings, Inc.
4.63% due 11/01/24[4]	8,818,000	9,124,690
4.88% due 11/01/26[4]	3,750,000	3,876,563
BAT International Finance plc
1.67% due 03/25/26	13,000,000	12,998,372
Molina Healthcare, Inc.
5.38% due 11/15/22	9,500,000	9,939,375
4.38% due 06/15/28[4]	1,725,000	1,798,313
DaVita, Inc.
4.63% due 06/01/30[4]	10,250,000	10,521,215
3.75% due 02/15/31[4]	800,000	768,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	11,200,000	10,864,000
Centene Corp.
2.50% due 03/01/31	5,050,000	4,980,563
5.38% due 06/01/26[4]	3,000,000	3,131,310
3.00% due 10/15/30	2,500,000	2,568,200
Indigo Merger Sub, Inc.
2.88% due 07/15/26[4]	10,280,000	10,459,900
Altria Group, Inc.
2.35% due 05/06/25	8,000,000	8,366,707
Automatic Data Processing, Inc.
1.70% due 05/15/28	7,800,000	7,873,346
Spectrum Brands, Inc.
5.75% due 07/15/25	6,780,000	6,947,805
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,770,888
3.56% due 08/15/27	2,000,000	2,142,798
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[4]	6,400,000	6,720,000
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	5,350,000	5,861,478
3.05% due 01/15/26	400,000	431,014
US Foods, Inc.
6.25% due 04/15/25[4]	3,750,000	3,979,687
4.75% due 02/15/29[4]	1,700,000	1,734,000
Element Fleet Management Corp.
1.60% due 04/06/24[4]	5,050,000	5,132,517
Royalty Pharma plc
1.75% due 09/02/27[4]	5,150,000	5,071,391
Thermo Fisher Scientific, Inc.
4.13% due 03/25/25	4,200,000	4,658,138
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]	3,526,000	3,631,780
ADT Security Corp.
3.50% due 07/15/22	3,096,000	3,154,050
Tenet Healthcare Corp.
4.25% due 06/01/29[4]	3,000,000	3,037,500
7.50% due 04/01/25[4]	75,000	80,906
Square, Inc.
2.75% due 06/01/26[4]	2,350,000	2,391,125
Bunge Limited Finance Corp.
1.63% due 08/17/25	1,900,000	1,923,099
Hologic, Inc.
3.25% due 02/15/29[4]	1,550,000	1,536,438
Avantor Funding, Inc.
4.63% due 07/15/28[4]	1,050,000	1,108,559
Service Corporation International
3.38% due 08/15/30	750,000	734,850

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 35.1% (continued)
Consumer, Non-cyclical - 4.9% (continued)
Sabre GLBL, Inc.
7.38% due 09/01/25[4]	250,000	$271,875
9.25% due 04/15/25[4]	225,000	267,487
Edwards Lifesciences Corp.
4.30% due 06/15/28	420,000	487,377
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	150,000	155,880
Total Consumer, Non-cyclical		273,705,137
Communications - 3.5%
ViacomCBS, Inc.
4.95% due 01/15/31	13,560,000	16,361,753
4.75% due 05/15/25	8,080,000	9,146,779
4.20% due 05/19/32	4,100,000	4,737,386
Level 3 Financing, Inc.
5.38% due 05/01/25	11,055,000	11,289,919
3.63% due 01/15/29[4]	5,400,000	5,211,000
5.25% due 03/15/26	3,991,000	4,112,765
4.25% due 07/01/28[4]	2,775,000	2,815,959
3.75% due 07/15/29[4]	2,150,000	2,090,875
Verizon Communications, Inc.
2.10% due 03/22/28	22,600,000	23,084,092
3.00% due 03/22/27	2,100,000	2,259,143
NTT Finance Corp.
1.59% due 04/03/28[4]	24,000,000	23,952,611
T-Mobile USA, Inc.
2.25% due 02/15/26[4]	8,150,000	8,211,125
3.50% due 04/15/25	5,000,000	5,419,225
2.63% due 04/15/26	3,200,000	3,272,000
3.88% due 04/15/30	540,000	602,932
Cogent Communications Group, Inc.
3.50% due 05/01/26[4]	12,350,000	12,627,875
Sirius XM Radio, Inc.
4.63% due 07/15/24[4]	6,620,000	6,794,768
3.88% due 08/01/22[4]	3,527,000	3,533,349
5.38% due 07/15/26[4]	1,900,000	1,961,750
5.50% due 07/01/29[4]	75,000	81,727
Ziggo BV
4.88% due 01/15/30[4]	10,800,000	11,070,000
AT&T, Inc.
2.30% due 06/01/27	9,000,000	9,318,435
Netflix, Inc.
5.50% due 02/15/22	8,400,000	8,610,000
Videotron Ltd.
5.00% due 07/15/22	5,350,000	5,564,535
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	3,316,037
Fox Corp.
3.05% due 04/07/25	1,360,000	1,457,104
3.50% due 04/08/30	1,080,000	1,191,483
Altice France S.A.
7.38% due 05/01/26[4]	2,365,000	2,459,435
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	1,850,000	1,887,000
Thomson Reuters Corp.
3.35% due 05/15/26	1,550,000	1,687,571
AMC Networks, Inc.
4.75% due 08/01/25	500,000	513,350
4.25% due 02/15/29	225,000	226,969
CSC Holdings LLC
4.13% due 12/01/30[4]	250,000	248,437
3.38% due 02/15/31[4]	225,000	212,605
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36% due 09/20/21[4]	101,875	102,384
Match Group Holdings II LLC
4.63% due 06/01/28[4]	75,000	77,719
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 02/15/26[4]	61,000	63,047
Total Communications		195,573,144
Technology - 2.7%
HCL America, Inc.
1.38% due 03/10/26[4]	38,700,000	38,471,722
Microchip Technology, Inc.
2.67% due 09/01/23	17,800,000	18,536,742
0.98% due 09/01/24[4]	8,750,000	8,708,300
NetApp, Inc.
2.38% due 06/22/27	17,800,000	18,673,273
Infor, Inc.
1.75% due 07/15/25[4]	13,800,000	14,084,615
1.45% due 07/15/23[4]	1,100,000	1,112,280
Oracle Corp.
2.30% due 03/25/28	12,400,000	12,738,685
Fidelity National Information Services, Inc.
1.65% due 03/01/28	11,000,000	10,947,281
Citrix Systems, Inc.
1.25% due 03/01/26	7,250,000	7,162,071
MSCI, Inc.
3.88% due 02/15/31[4]	6,796,000	7,052,617
Broadcom, Inc.
4.15% due 11/15/30	5,790,000	6,499,737
NCR Corp.
5.13% due 04/15/29[4]	2,850,000	2,939,062
Qorvo, Inc.
4.38% due 10/15/29	1,380,000	1,503,814
3.38% due 04/01/31[4]	1,200,000	1,250,664
Leidos, Inc.
3.63% due 05/15/25	1,950,000	2,119,065
Twilio, Inc.
3.63% due 03/15/29	994,000	1,013,880
CDW LLC / CDW Finance Corp.
3.25% due 02/15/29	810,000	820,125
Entegris, Inc.
3.63% due 05/01/29[4]	476,000	481,950
4.38% due 04/15/28[4]	100,000	104,375

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 35.1% (continued)
Technology - 2.7% (continued)
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]		150,000	$160,500
Total Technology			154,380,758
Consumer, Cyclical - 2.4%
Marriott International, Inc.
4.63% due 06/15/30		7,320,000	8,438,763
5.75% due 05/01/25		6,610,000	7,632,431
2.13% due 10/03/22		2,345,000	2,378,174
Delta Air Lines, Inc.
7.00% due 05/01/25[4]		12,550,000	14,651,322
Starbucks Corp.
2.55% due 11/15/30		13,300,000	13,795,963
VF Corp.
2.80% due 04/23/27		11,650,000	12,445,538
Hanesbrands, Inc.
5.38% due 05/15/25[4]		11,633,000	12,316,439
Hyatt Hotels Corp.
5.38% due 04/23/25		5,180,000	5,850,396
5.75% due 04/23/30		4,320,000	5,248,898
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]		10,000,000	10,749,526
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[4]		5,400,000	5,332,500
5.38% due 05/01/25[4]		2,225,000	2,341,812
4.00% due 05/01/31[4]		300,000	302,661
Choice Hotels International, Inc.
3.70% due 01/15/31		7,350,000	7,953,729
Lowe's Companies, Inc.
4.50% due 04/15/30		5,400,000	6,394,102
BorgWarner, Inc.
2.65% due 07/01/27		5,380,000	5,707,642
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29		2,931,716	2,982,006
3.00% due 10/15/28		1,792,418	1,822,244
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]		3,350,000	3,688,350
Aramark Services, Inc.
6.38% due 05/01/25[4]		1,900,000	2,018,750
5.00% due 02/01/28[4]		275,000	287,375
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		1,800,000	1,889,829
WMG Acquisition Corp.
3.63% due 10/15/26	EUR	1,000,000	1,215,670
Wabash National Corp.
5.50% due 10/01/25[4]		925,000	943,500
1011778 BC ULC / New Red Finance, Inc.
5.75% due 04/15/25[4]		700,000	741,132
Performance Food Group, Inc.
6.88% due 05/01/25[4]		375,000	399,420
5.50% due 06/01/24[4]		75,000	75,163
Tempur Sealy International, Inc.
4.00% due 04/15/29[4]		375,000	379,669
Powdr Corp.
6.00% due 08/01/25[4]		125,000	131,250
Total Consumer, Cyclical			138,114,254
Basic Materials - 1.6%
Anglo American Capital plc
2.25% due 03/17/28[4]		14,000,000	14,167,064
2.63% due 09/10/30[4]		9,370,000	9,415,523
4.00% due 09/11/27[4]		750,000	831,948
5.38% due 04/01/25[4]		600,000	685,183
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]		14,960,000	16,092,835
Valvoline, Inc.
3.63% due 06/15/31[4]		11,161,000	11,161,000
4.25% due 02/15/30[4]		125,000	129,060
Carpenter Technology Corp.
4.45% due 03/01/23		8,405,000	8,782,624
6.38% due 07/15/28		1,295,000	1,422,086
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]		9,643,000	9,962,437
Arconic Corp.
6.00% due 05/15/25[4]		7,811,000	8,324,729
Nucor Corp.
2.00% due 06/01/25		5,000,000	5,175,696
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]		1,700,000	1,844,160
Steel Dynamics, Inc.
2.40% due 06/15/25		1,050,000	1,098,374
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		150,000	155,955
Novelis Corp.
5.88% due 09/30/26[4]		50,000	52,013
Total Basic Materials			89,300,687
Utilities - 1.2%
Alexander Funding Trust
1.84% due 11/15/23[4]		19,050,000	19,403,695
CenterPoint Energy, Inc.
0.66% (U.S. Secured Overnight Financing Rate + 0.65%) due 05/13/24[6]		10,400,000	10,443,368
OGE Energy Corp.
0.70% due 05/26/23		10,200,000	10,190,990
Entergy Corp.
1.90% due 06/15/28		9,100,000	9,095,006
Southern Co.
1.75% due 03/15/28		5,000,000	4,939,459
Terraform Global Operating LLC
6.13% due 03/01/26[4]		4,620,000	4,764,375
AES Corp.
3.30% due 07/15/25[4]		4,250,000	4,535,175

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 35.1% (continued)
Utilities - 1.2% (continued)
Puget Energy, Inc.
2.38% due 06/15/28[4]	3,600,000	$3,639,996
Clearway Energy Operating LLC
4.75% due 03/15/28[4]	225,000	235,969
Total Utilities		67,248,033
Energy - 1.1%
Galaxy Pipeline Assets Bidco Ltd.
2.16% due 03/31/34[4]	20,000,000	19,625,976
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	8,330,000	9,603,697
5.63% due 03/01/25	500,000	571,642
5.00% due 03/15/27	300,000	346,577
BP Capital Markets plc
4.88% [1,5]	7,500,000	8,216,700
Rattler Midstream, LP
5.63% due 07/15/25[4]	7,250,000	7,621,562
Valero Energy Corp.
2.15% due 09/15/27	3,100,000	3,150,776
2.85% due 04/15/25	1,750,000	1,855,049
2.70% due 04/15/23	500,000	518,315
Occidental Petroleum Corp.
5.50% due 12/01/25	5,000,000	5,520,925
Magellan Midstream Partners, LP
3.25% due 06/01/30	2,120,000	2,285,029
NuStar Logistics, LP
4.75% due 02/01/22	1,186,000	1,197,860
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	550,000	630,082
Parkland Corp.
5.88% due 07/15/27[4]	500,000	532,935
Total Energy		61,677,125
Total Corporate Bonds
(Cost $1,925,661,172)		1,976,544,729

ASSET-BACKED SECURITIES†† - 30.3%
Collateralized Loan Obligations - 19.3%
Shackleton CLO Ltd.
2017-8A, 1.11% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[4,6]	57,066,637	57,055,931
2018-6RA, 1.21% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[4,6]	32,075,509	32,059,093
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[4,6]	48,500,000	48,364,205
2021-1A, 1.96% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/33[4,6]	6,250,000	6,227,359
Diamond CLO Ltd.
2021-1A, 1.38% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[4,6]	43,370,631	43,397,880
2018-1A, 1.68% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[4,6]	6,000,000	5,989,863
BXMT Ltd.
2020-FL2, 1.03% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/15/38[4,6]	25,122,000	25,124,389
2020-FL2, 1.27% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/15/38[4,6]	14,310,000	14,347,927
2020-FL3, 1.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[4,6]	4,500,000	4,558,909
2020-FL3, 2.27% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 03/15/37[4,6]	2,000,000	2,029,363
2020-FL2, 1.52% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 02/15/38[4,6]	2,000,000	2,008,083
Palmer Square Loan Funding Ltd.
2021-1A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29[4,6]	21,000,000	21,013,669
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[4,6]	10,299,136	10,300,474
due 07/20/29[4,6]	5,000,000	5,000,000
2021-2A, 1.55% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[4,6]	4,000,000	3,960,588

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.3% (continued)
Collateralized Loan Obligations - 19.3% (continued)
2018-4A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[4,6]	3,500,000	$3,500,284
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[4,6]	3,369,234	3,369,470
Owl Rock CLO IV Ltd.
due 08/20/33[4,6]	27,900,000	27,900,000
2020-4A, 2.78% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[4,6]	14,250,000	14,250,000
CHCP Ltd.
2021-FL1, 1.17% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/15/38[4,6]	34,750,000	34,950,858
LCM XXIV Ltd.
2021-24A, 1.17% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30[4,6]	31,250,000	31,208,769
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[4,6]	15,250,000	15,229,463
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[4,6]	12,250,000	12,212,992
2021-1A, 2.34% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 04/20/32[4,6]	2,250,000	2,255,153
2021-1A, 2.09% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/32[4,6]	300,000	300,984
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.70% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[4,6]	27,650,000	27,650,000
Golub Capital Partners CLO Ltd.
2018-36A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[4,6]	27,500,000	27,442,855
ABPCI DIRECT LENDING FUND CLO V Ltd.
2021-5A, 1.99% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31[4,6]	15,500,000	15,500,000
2021-5A, 1.59% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[4,6]	11,500,000	11,500,000
Cerberus Loan Funding XXVI, LP
2021-1A, 1.57% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[4,6]	23,000,000	23,000,000
2021-1A, 1.97% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31[4,6]	3,250,000	3,250,000
HERA Commercial Mortgage Ltd.
2021-FL1, 1.13% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[4,6]	22,750,000	22,724,955
2021-FL1, 1.68% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38[4,6]	2,900,000	2,910,335
LoanCore Issuer Ltd.
2019-CRE2, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[4,6]	8,550,000	8,566,235
2021-CRE4, 1.37% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 07/15/35[4,6]	7,500,000	7,516,378
2018-CRE1, 1.20% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[4,6]	4,619,577	4,621,772

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.3% (continued)
Collateralized Loan Obligations - 19.3% (continued)
2018-CRE1, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[4,6]	3,500,000	$3,500,842
Golub Capital Partners CLO 33M Ltd.
2021-33A, 1.98% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[4,6]	23,000,000	23,000,000
Cerberus Loan Funding XXXI, LP
2021-1A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[4,6]	13,500,000	13,482,291
2021-1A, 2.09% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/32[4,6]	9,500,000	9,506,108
Madison Park Funding XLVIII Ltd.
2021-48A, 1.59% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33[4,6]	22,000,000	21,678,727
MidOcean Credit CLO VII
2020-7A, 1.22% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[4,6]	20,500,000	20,506,929
Dryden 33 Senior Loan Fund
2020-33A, 1.18% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[4,6]	10,750,000	10,744,749
2020-33A, 1.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[4,6]	8,250,000	8,204,457
Cerberus Loan Funding XXXII, LP
2021-2A, 1.82% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[4,6]	14,250,000	14,267,372
2021-2A, 2.10% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33[4,6]	4,000,000	4,004,022
Cerberus Loan Funding XXX, LP
2020-3A, 2.03% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[4,6]	18,000,000	18,080,680
Woodmont Trust
2020-7A, 2.08% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[4,6]	16,250,000	16,355,981
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.14% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[4,6]	15,000,000	15,012,058
Venture XIV CLO Ltd.
2020-14A, 1.17% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[4,6]	15,000,000	15,002,244
AMMC CLO XI Ltd.
2020-11A, 1.83% due 04/30/31[4]	14,300,000	14,278,258
Cerberus Loan Funding XXXIII, LP
due 07/23/33[4,6]	13,500,000	13,500,000
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[4,6]	13,450,000	13,334,186
Marathon CLO V Ltd.
2017-5A, 1.02% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[4,6]	13,007,260	12,995,849
GPMT Ltd.
2019-FL2, 1.39% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[4,6]	12,738,952	12,744,976
Parliament Funding II Ltd.
2020-1A, 2.64% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[4,6]	12,500,000	12,535,842

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.3% (continued)
Collateralized Loan Obligations - 19.3% (continued)
ACRES Commercial Realty 2021-FL1 Ltd.
2021-FL1, 1.87% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 06/15/36[4,6]	11,200,000	$11,176,462
610 Funding CLO 3 Ltd.
2018-3A, 1.44% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[4,6]	11,121,983	11,122,336
Neuberger Berman CLO XVI-S Ltd.
2021-16SA, 1.60% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34[4,6]	10,200,000	10,050,207
Allegro CLO IX Ltd.
2018-3A, 1.35% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[4,6]	10,000,000	10,000,661
KREF Funding V LLC
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26†††,6	10,000,000	9,939,100
0.15% due 06/25/26†††	27,272,727	2,727
Recette CLO Ltd.
2021-1A, 1.59% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34[4,6]	10,000,000	9,859,611
Anchorage Credit Funding Ltd.
due 07/27/39[4,6]	16,550,000	16,550,000
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33[4,6]	7,000,000	6,956,991
2021-9A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33[4,6]	1,000,000	987,229
LoanCore 2021-CRE5 Issuer Ltd.
2021-CRE5, 2.07% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/15/36[4,6]	7,900,000	7,922,280
BSPRT Issuer Ltd.
2021-FL6, 2.12% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36[4,6]	5,000,000	5,020,465
2018-FL4, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[4,6]	1,930,850	1,930,241
2018-FL3, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[4,6]	783,094	783,698
KREF Ltd.
2018-FL1, 1.18% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[4,6]	6,905,530	6,912,596
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[4,6]	6,677,464	6,676,644
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.46% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[4,6]	6,529,571	6,469,640
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 1.75% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/16/36[4,6]	6,000,000	6,008,675
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 1.59% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33[4,6]	6,000,000	5,981,836

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.3% (continued)
Collateralized Loan Obligations - 19.3% (continued)
CIFC Funding Ltd.
2021-4A, 1.36% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/34[4,6]	5,000,000	$5,010,203
Owl Rock CLO II Ltd.
2021-2A, 1.74% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33[4,6]	5,000,000	4,988,047
ACRES Commercial Realty Ltd.
2021-FL1, 2.07% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36[4,6]	4,800,000	4,805,054
Carlyle Global Market Strategies CLO Ltd.
2018-4A, 1.18% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31[4,6]	4,681,009	4,667,173
PFP Ltd.
2021-7, 1.47% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/14/38[4,6]	4,600,000	4,618,491
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.18% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[4,6]	4,500,000	4,510,575
VOYA CLO
2021-2A, 2.33% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30[4,6]	4,500,000	4,499,926
PFP 2021-7 Ltd.
2021-7, 2.48% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/14/38[4,6]	4,105,000	4,101,302
Avery Point VI CLO Ltd.
2021-6A, 1.53% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/05/27[4,6]	4,000,000	3,995,924
Magnetite XXIX Ltd.
2021-29A, 1.50% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34[4,6]	4,000,000	3,995,756
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A, 1.59% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32[4,6]	4,000,000	3,986,886
Wind River CLO Ltd.
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[4,6]	2,546,687	2,546,011
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[4,6]	1,184,506	1,184,191
Owl Rock CLO VI Ltd.
2021-6A, 1.94% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32[4,6]	3,500,000	3,489,194
FS RIALTO
2021-FL2, 2.12% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/16/28[4,6]	3,250,000	3,253,025
AMMC CLO XIV Ltd.
2021-14A, 1.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29[4,6]	3,250,000	3,246,264
STWD Ltd.
2019-FL1, 2.07% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 07/15/38[4,6]	3,200,000	3,216,875
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.71% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[4,6]	2,982,000	2,975,847
Newstar Commercial Loan Funding LLC
2017-1A, 2.63% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[4,6]	2,631,523	2,632,525
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[4,6]	2,500,000	2,495,917

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.3% (continued)
Collateralized Loan Obligations - 19.3% (continued)
Grand Avenue CRE Ltd.
2020-FL2, 2.57% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[4,6]	2,360,387	$2,390,269
Marathon CLO VII Ltd.
2017-7A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[4,6]	2,361,690	2,361,034
TRTX Issuer Ltd.
2019-FL3, 1.27% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 10/15/34[4,6]	2,243,000	2,247,608
Telos CLO Ltd.
2017-6A, 1.46% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[4,6]	2,195,648	2,195,665
Mountain View CLO Ltd.
2018-1A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[4,6]	1,668,118	1,667,627
Newfleet CLO Ltd.
2018-1A, 1.14% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[4,6]	1,644,641	1,643,448
TCP Waterman CLO Ltd.
2016-1A, 2.17% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[4,6]	1,587,030	1,588,013
BDS Ltd.
2020-FL5, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/16/37[4,6]	1,400,000	1,411,421
First Eagle Clarendon Fund CLO LLC
2019-1A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[4,6]	1,313,369	1,313,010
Northwoods Capital XII-B Ltd.
2018-12BA, 0.87% (3 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 06/15/31[4,6]	1,312,500	1,309,857
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[4,7]	1,500,000	1,265,765
KVK CLO Ltd.
2017-1A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[4,6]	979,486	979,163
Oaktree CLO Ltd.
2017-1A, 1.06% (3 Month USD LIBOR + 0.87%) due 10/20/27[4,6]	959,363	958,187
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,7]	1,000,000	785,368
Avery Point V CLO Ltd.
2017-5A, 1.17% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[4,6]	451,529	451,534
LCM XXII Ltd.
2018-22A, 0.79% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 10/20/28[4,6]	180,556	180,486
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	500,000	14,685
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,7]	301,370	362
Total Collateralized Loan Obligations		1,085,367,894
Financial - 3.1%
Station Place Securitization Trust
2020-16, 1.09% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,4,6	30,000,000	30,000,000
2021-7, 0.89% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21†††,4,6	26,650,000	26,650,000
2021-3, 0.99% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/22†††,4,6	10,300,000	10,300,000
2021-SP1, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22†††,4,6	3,000,000	3,000,000

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 30.3% (continued)
Financial - 3.1% (continued)
2021-WL1, 0.94% (1 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 01/26/54†††,4,6		1,650,000	$1,650,000
2021-WL1, 1.14% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 01/26/54†††,4,6		1,250,000	1,250,000
Station Place Securitization Trust
2021-9, 0.68% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22[4,6]		29,450,000	29,450,000
2021-WL2, 1.34% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 03/25/54[4,6]		2,000,000	2,000,052
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25†††,6	EUR	21,000,000	25,078,984
Strategic Partners Fund VIII LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/10/25[6]		23,500,000	23,387,435
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/10/25†††,6		4,000,000	4,032,038
Madison Avenue Secured Funding Trust Series
2020-1, 1.72% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,4,6		8,000,000	8,000,000
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,6	EUR	4,359,438	5,161,517
Ceamer Finance LLC
3.69% due 03/22/31†††		4,500,000	4,410,180
Total Financial			174,370,206
Transport-Container - 2.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[4]		39,639,375	39,411,052
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[4]		17,369,167	17,512,622
2020-1A, 2.08% due 09/18/45[4]		1,830,000	1,844,658
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[4]		18,129,018	17,979,154
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[4]		17,709,062	17,444,447
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[4]		10,998,667	10,885,047
2020-1A, 2.73% due 08/21/45[4]		5,297,124	5,385,638
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[4]		4,649,098	4,683,274
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[4]		3,510,938	3,544,279
Total Transport-Container			118,690,171
Net Lease - 1.6%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[4]		40,335,460	40,937,031
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[4]		15,457,351	15,496,191
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]		10,370,083	10,853,626
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[4]		6,950,000	7,076,490
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[4]		6,100,000	6,154,667
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[4]		3,993,333	4,112,444
2020-1A, 3.25% due 02/15/50[4]		919,602	978,765
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[4]		1,996,667	2,079,391
2014-1A, 3.66% due 10/15/44[4]		915,089	916,181
Total Net Lease			88,604,786
Transport-Aircraft - 1.4%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]		16,398,504	16,219,155

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.3% (continued)
Transport-Aircraft - 1.4% (continued)
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	8,131,684	$8,102,524
2017-1, 3.97% due 07/15/42	2,910,352	2,908,186
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	10,495,312	10,278,812
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	9,375,556	9,039,825
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	7,943,875	7,956,494
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	7,123,937	7,246,007
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	7,145,786	7,108,487
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	2,738,838	2,715,343
2017-1, 4.58% due 02/15/42[4]	1,312,125	1,305,841
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	4,612,953	3,885,907
AASET Trust
2017-1A, 3.97% due 05/16/42[4]	3,669,359	3,629,979
Raspro Trust
2005-1A, 1.11% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,6]	2,454,249	2,451,263
Total Transport-Aircraft		82,847,823
Infrastructure - 1.1%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[4]	31,500,000	32,926,812
SBA Tower Trust
2.33% due 01/15/28[4]	24,000,000	24,890,042
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[4]	7,088,811	7,230,535
Total Infrastructure		65,047,389
Whole Business - 1.0%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[4]	25,453,655	26,091,524
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[4]	6,156,250	6,480,438
2021-1A, 2.39% due 04/25/51[4]	6,000,000	6,066,540
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[4]	9,226,875	9,543,911
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	7,195,625	7,520,651
Total Whole Business		55,703,064
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[4]	24,650,000	24,587,231
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[4]	9,750,000	9,725,328
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[6,8]	10,749	10,730
Total Collateralized Debt Obligations		34,323,289
Single Family Residence - 0.1%
FirstKey Homes Trust
due 08/17/28†††,4	4,000,000	3,999,926
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	297,000	307,389
Total Asset-Backed Securities
(Cost $1,705,040,322)		1,709,261,937

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.3%
Residential Mortgage Backed Securities - 12.3%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[4,6]	41,770,367	41,897,441
2020-RPL5, 3.02% (WAC) due 08/25/60[4,6]	17,732,912	18,002,663
2021-RPL4, 1.80% (WAC) due 12/27/60[4,6]	10,346,619	10,361,027
2018-RPL9, 3.85% (WAC) due 09/25/57[4,6]	9,216,733	9,587,541
2020-NQM1, 1.41% due 05/25/65[4,9]	6,085,397	6,123,811

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.3% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,9]	56,000,000	$56,025,200
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[4]	28,950,000	28,985,111
2020-T3, 1.32% due 10/15/52[4]	20,750,000	20,753,162
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[4,9]	27,261,542	27,193,860
2021-GS2, 1.75% due 04/25/61[4,9]	10,567,765	10,578,883
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[4]	33,150,000	33,506,992
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[4,6]	15,528,027	15,903,242
2018-2, 3.25% (WAC) due 03/25/58[4,6]	8,114,752	8,408,084
2017-5, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[4,6]	6,500,697	6,501,017
2018-1, 3.00% (WAC) due 01/25/58[4,6]	1,185,437	1,216,683
Verus Securitization Trust
2020-5, 1.58% due 05/25/65[4,9]	12,044,169	12,075,074
2019-4, 2.64% due 11/25/59[4,9]	7,105,819	7,224,609
2021-3, 1.44% (WAC) due 06/25/66[4,6]	7,000,000	6,998,530
2020-1, 2.42% due 01/25/60[4,9]	4,110,883	4,164,181
PRPM LLC
2021-5, 1.79% due 06/25/26[4,9]	28,000,000	27,973,291
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-T1, 1.43% due 08/15/53[4]	15,750,000	15,755,703
2020-APT1, 1.03% due 12/16/52[4]	10,900,000	10,901,978
Soundview Home Loan Trust
2006-OPT5, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	15,191,137	14,886,923
2005-OPT3, 0.80% (1 Month USD LIBOR + 0.71%, Rate Floor: 0.71%) due 11/25/35[6]	3,531,181	3,533,671
2006-1, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[6]	2,553,493	2,553,550
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[6,8]	12,138,767	12,167,257
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[6,8]	7,697,301	7,694,038
BRAVO Residential Funding Trust
2021-HE2, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[4,6]	5,270,767	5,272,510
2019-NQM1, 2.67% (WAC) due 07/25/59[4,6]	4,845,917	4,888,780
2021-HE1, 0.97% (30 Day Average U.S. Secured Overnight Financing Rate + 0.95%, Rate Floor: 0.00%) due 01/25/70[4,6]	4,345,473	4,344,146
2021-HE1, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[4,6]	3,262,792	3,263,789
2019-NQM2, 2.75% (WAC) due 11/25/59[4,6]	1,373,113	1,384,183
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[4,6]	10,139,858	10,580,912
2018-1A, 4.00% (WAC) due 12/25/57[4,6]	2,891,701	3,097,251
2019-6A, 3.50% (WAC) due 09/25/59[4,6]	2,148,283	2,269,025
2017-5A, 1.59% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[4,6]	1,002,196	1,015,044
FKRT
2020-C2A, 3.25% due 12/30/23†††,8	15,612,434	15,631,169

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.3% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
Home Equity Loan Trust
2007-FRE1, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[6]	15,531,945	$14,655,325
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[6,8]	9,356,536	9,747,823
2019-RM3, 2.80% (WAC) due 06/25/69[6,8]	2,933,168	2,994,497
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.72% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[6]	9,892,032	9,746,291
2006-BC4, 0.43% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36[6]	1,072,154	1,054,747
2007-BC1, 0.22% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37[6]	149,890	147,214
NovaStar Mortgage Funding Trust Series
2007-2, 0.29% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	10,592,849	10,398,019
Banc of America Funding Trust
2015-R2, 0.35% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[4,6]	8,625,597	8,436,307
2015-R4, 0.26% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[4,6]	243,958	243,378
Alternative Loan Trust
2007-OA7, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[6]	6,351,171	6,037,298
2007-OH3, 0.38% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[6]	2,657,703	2,532,220
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[4,6]	5,372,825	5,432,974
2019-1, 2.94% (WAC) due 06/25/49[4,6]	3,038,100	3,054,676
CIT Mortgage Loan Trust
2007-1, 1.44% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[4,6]	6,865,047	6,932,123
2007-1, 1.54% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[4,6]	293,871	295,921
American Home Mortgage Investment Trust
2006-3, 0.45% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46[6]	7,212,010	6,925,385
CFMT LLC
2021-HB5, 1.37% (WAC) due 02/25/31[4,6]	6,950,000	6,921,486
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.74% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[6]	6,585,536	6,573,939
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.83% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[6]	6,439,478	6,442,042
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[4,6]	6,136,461	6,157,335
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[6]	6,034,274	5,919,964
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 1.04% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35[6]	5,519,229	5,550,608

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.3% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 0.34% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 12/25/36[6]	2,711,986	$1,808,334
2007-HE3, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36[6]	1,942,867	1,282,570
2006-NC1, 0.66% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[6]	1,065,652	1,065,846
2007-HE5, 0.27% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37[6]	1,876,199	1,013,279
BRAVO Residential Funding Trust 2021-HE2
2021-HE2, 1.07% (30 Day Average U.S. Secured Overnight Financing Rate + 1.05%, Rate Floor: 0.00%) due 11/25/69[4,6]	4,840,006	4,841,603
Securitized Asset-Backed Receivables LLC Trust 2007-HE1
2007-HE1, 0.20% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 12/25/36[6]	13,957,242	4,679,375
HarborView Mortgage Loan Trust
2006-14, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	2,652,331	2,491,409
2006-12, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[6]	2,273,321	2,179,632
Morgan Stanley Home Equity Loan Trust
2006-2, 0.65% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[6]	4,536,024	4,501,510
First NLC Trust
2005-4, 0.87% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36[6]	4,223,042	4,174,652
Homeward Opportunities Fund I Trust
2019-2, 2.70% (WAC) due 09/25/59[4,6]	2,101,080	2,107,787
2019-3, 2.68% (WAC) due 11/25/59[4,6]	1,967,417	1,984,664
Countrywide Asset-Backed Certificates
2006-6, 0.43% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[6]	3,051,747	3,036,022
2006-5, 0.67% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 08/25/36[6]	767,116	761,379
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	3,750,000	3,778,323
IXIS Real Estate Capital Trust
2006-HE1, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[6]	5,551,332	3,629,773
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[4,6]	3,560,634	3,611,659
Ellington Financial Mortgage Trust 2021-2
2021-2, 1.29% (WAC) due 06/25/66[4,6]	3,442,331	3,434,248
Structured Asset Investment Loan Trust
2006-3, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[6]	3,125,749	3,071,023
2005-2, 0.83% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[6]	285,976	285,186
2005-1, 0.81% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[4,6]	67,704	67,768
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[4,6]	1,988,236	2,008,881
2007-WFH2, 0.49% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[6]	1,396,534	1,392,085

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.3% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
Nationstar Home Equity Loan Trust
2007-B, 0.31% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[6]	3,391,334	$3,361,599
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36[6]	3,350,000	3,294,557
Ellington Financial Mortgage Trust
2020-2, 1.64% (WAC) due 10/25/65[4,6]	3,095,869	3,092,347
Finance of America HECM Buyout
2021-HB1, 1.59% (WAC) due 02/25/31[4,6]	2,850,000	2,840,447
FBR Securitization Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[6]	2,750,812	2,748,914
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[4,6]	2,718,751	2,723,788
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56[4,6]	2,554,089	2,543,015
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 0.47% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36[6]	2,459,850	2,402,557
GSAA Home Equity Trust
2006-3, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[6]	2,865,008	1,921,049
CSMC Series
2015-12R, 0.61% (WAC) due 11/30/37[4,6]	1,694,532	1,692,651
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[4,6]	130,187	128,201
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 1.11% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35[6]	1,797,725	1,800,522
JP Morgan Mortgage Acquisition Trust
2006-HE2, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[6]	1,704,157	1,696,502
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[4,6]	1,404,063	1,408,220
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 0.67% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36[6]	1,122,283	1,104,556
Long Beach Mortgage Loan Trust
2006-8, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 09/25/36[6]	2,600,382	1,032,839
First Franklin Mortgage Loan Trust
2004-FF10, 1.37% (1 Month USD LIBOR + 1.28%, Rate Floor: 1.28%) due 07/25/34[6]	758,353	760,654
Nomura Resecuritization Trust
2015-4R, 1.15% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[4,6]	753,074	749,573
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.59% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[6]	285,318	285,236
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	174,387	177,464
Morgan Stanley Re-REMIC Trust
2010-R5, 1.20% due 06/26/36[4]	69,798	64,277

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.3% (continued)
Residential Mortgage Backed Securities - 12.3% (continued)
Encore Credit Receivables Trust
2005-4, 0.75% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[6]	6,713	$6,709
GSAMP Trust
2005-HE6, 0.75% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[6]	2,271	2,271
Total Residential Mortgage Backed Securities		691,964,859
Government Agency - 9.1%
Uniform MBS 30 Year
due 08/12/22[6]	44,255,000	457,140,431
Freddie Mac Multifamily Structured Pass-Through Certificates
2018-K074, 3.60% due 02/25/28	14,000,000	15,869,112
2021-KJ33, 1.57% due 07/25/32	9,100,000	9,287,013
2018-K078, 3.92% due 06/25/28	3,350,000	3,899,764
2013-K035, 0.47% (WAC) due 08/25/23[6,10]	100,454,797	652,424
Fannie Mae
3.59% due 02/01/29	10,200,000	11,317,380
3.21% due 08/01/27	2,096,568	2,318,038
Freddie Mac Seasoned Credit Risk Transfer Trust
2020-3, 2.00% due 05/25/60	4,393,389	4,448,422
2020-2, 2.00% due 11/25/59	2,554,340	2,596,792
Fannie Mae-Aces
2020-M23, 1.74% due 03/25/35	3,840,000	3,786,320
2020-M23, 1.59% (WAC) due 03/25/35[6,10]	8,691,604	1,124,853
Total Government Agency		512,440,549
Commercial Mortgage Backed Securities - 0.9%
Life Mortgage Trust
2021-BMR, 1.47% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 03/15/38[4,6]	7,000,000	7,026,687
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.16% (WAC) due 07/15/50[6,10]	24,617,366	1,157,971
2016-C37, 1.07% (WAC) due 12/15/49[6,10]	35,727,840	1,019,898
2017-C42, 1.02% (WAC) due 12/15/50[6,10]	14,733,230	702,467
2015-LC22, 0.93% (WAC) due 09/15/58[6,10]	20,333,774	556,861
2017-RB1, 1.40% (WAC) due 03/15/50[6,10]	9,654,632	556,509
2016-NXS5, 1.60% (WAC) due 01/15/59[6,10]	5,323,837	282,440
Extended Stay America Trust
due 07/15/38[4,6]	4,000,000	3,998,056
KKR Industrial Portfolio Trust
2021-KDIP, 1.07% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[4,6]	3,550,000	3,548,931
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.88% (WAC) due 12/15/49[6,10]	37,927,960	1,325,996
2018-C8, 0.79% (WAC) due 06/15/51[6,10]	42,199,791	1,313,228
2016-C2, 1.71% (WAC) due 06/15/49[6,10]	7,169,689	390,866
2017-C5, 1.09% (WAC) due 03/15/50[6,10]	3,384,352	145,110
COMM Mortgage Trust
2015-CR24, 0.90% (WAC) due 08/10/48[6,10]	61,599,047	1,641,048
2018-COR3, 0.58% (WAC) due 05/10/51[6,10]	35,415,253	983,064

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.3% (continued)
Commercial Mortgage Backed Securities - 0.9% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP2, 1.95% (WAC) due 08/15/49[6,10]		35,503,418	$2,577,878
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.25% (WAC) due 02/15/50[6,10]		32,717,877	1,509,865
2016-UB10, 2.02% (WAC) due 07/15/49[6,10]		14,861,503	1,044,608
BENCHMARK Mortgage Trust
2018-B2, 0.56% (WAC) due 02/15/51[6,10]		122,315,291	2,456,544
DBJPM Mortgage Trust
2017-C6, 1.11% (WAC) due 06/10/50[6,10]		58,157,718	2,419,832
GB Trust
2020-FLIX, 1.67% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/15/37[4,6]		2,000,000	2,005,605
UBS Commercial Mortgage Trust
2017-C2, 1.21% (WAC) due 08/15/50[6,10]		28,611,842	1,402,696
2017-C5, 1.14% (WAC) due 11/15/50[6,10]		13,698,472	602,004
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.92% (WAC) due 11/15/52[6,10]		23,997,934	950,390
2015-C27, 1.03% (WAC) due 12/15/47[6,10]		31,084,124	927,566
CSAIL Commercial Mortgage Trust
2019-C15, 1.21% (WAC) due 03/15/52[6,10]		19,881,716	1,229,857
2016-C6, 2.06% (WAC) due 01/15/49[6,10]		6,346,023	469,710
BBCMS Mortgage Trust
2018-C2, 0.93% (WAC) due 12/15/51[6,10]		29,751,641	1,429,944
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[4]		1,300,000	1,341,153
CD Mortgage Trust
2017-CD6, 1.06% (WAC) due 11/13/50[6,10]		14,084,084	535,591
2016-CD1, 1.53% (WAC) due 08/10/49[6,10]		6,230,077	355,781
CD Commercial Mortgage Trust
2017-CD4, 1.44% (WAC) due 05/10/50[6,10]		16,741,178	869,942
CGMS Commercial Mortgage Trust
2017-B1, 0.96% (WAC) due 08/15/50[6,10]		21,889,215	835,763
Citigroup Commercial Mortgage Trust
2016-C2, 1.89% (WAC) due 08/10/49[6,10]		6,524,873	453,452
2016-GC37, 1.85% (WAC) due 04/10/49[6,10]		3,249,817	214,535
GS Mortgage Securities Trust
2017-GS6, 1.18% (WAC) due 05/10/50[6,10]		11,423,196	608,567
BANK
2017-BNK6, 0.95% (WAC) due 07/15/60[6,10]		14,895,885	547,762
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.89% (WAC) due 01/15/47[6,10]		21,869,337	331,972
Total Commercial Mortgage Backed Securities			49,770,149
Total Collateralized Mortgage Obligations
(Cost $1,245,885,206)			1,254,175,557

SENIOR FLOATING RATE INTERESTS††,6 - 6.6%
Industrial - 1.4%
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		21,625,214	21,447,239
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		9,455,500	10,090,531
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25		5,118,733	5,072,869
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	2,375,051	2,795,066
Wrench Group LLC
4.15% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26		6,184,224	6,168,764

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 6.6% (continued)
Industrial - 1.4% (continued)
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/22/24	4,033,303	$3,980,184
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	1,224,060	1,205,038
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	638,251	628,792
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	5,500,000	5,806,295
Reynolds Group Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	4,409,108	4,398,086
Harsco Corporation
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 03/10/28	4,000,000	3,971,680
Charter Nex US Holdings, Inc.
due 12/01/27	3,450,000	3,454,313
Ravago Holdings America, Inc.
2.65% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/04/28	1,995,000	1,981,294
Tank Holdings Corp.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/26/26	1,970,000	1,953,196
TAMKO Building Products, Inc.
3.12% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/29/26	1,790,886	1,785,299
Berlin Packaging LLC
3.10% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	1,334,733	1,321,799
3.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	98,987	98,028
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	1,000,000	993,910
Pike Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 12/21/27	958,904	956,373
Cushman & Wakefield US Borrower LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	896,480	887,676
Reece Ltd.
2.15% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/04/27†††	727,986	725,256
Recorded Books, Inc.
due 08/29/25†††	700,000	699,125
Pro Mach Group, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/07/25	545,269	537,090
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	168,986	168,774
BWAY Holding Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	49,357	48,131

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 6.6% (continued)
Industrial - 1.4% (continued)
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24		2,785	$2,840
Total Industrial			81,177,648
Consumer, Non-cyclical - 1.1%
Option Care Health, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26		12,387,121	12,384,520
California Cryobank
due 08/06/25		9,974,359	9,936,955
Icon Luxembourg SARL
due 06/16/28		5,800,000	5,808,178
Spectrum Brands, Inc.
2.50% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28		4,987,500	4,962,562
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28		4,730,000	4,727,067
Valeo F1 Company Ltd.
5.50% (3 Month GBP LIBOR + 5.50%, Rate Floor: 5.50%) due 08/27/27	GBP	3,200,000	4,417,347
Sigma Holding BV (Flora Food)
3.50% (1 Month EURIBOR + 3.50% and 6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	3,700,000	4,272,030
Bombardier Recreational Products, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27		3,191,417	3,151,939
Diamond (BC) BV
3.19% (3 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24		2,647,865	2,631,872
Hearthside Group Holdings LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25		2,089,286	2,082,328
PAREXEL International Corp.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 09/27/24		1,040,581	1,034,244
Aramark Services, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25		700,000	691,831
Catalent Pharma Solutions, Inc.
2.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 02/22/28		598,500	598,877
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		498,750	494,800
EyeCare Partners LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27		497,500	492,714
Froneri US, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27		445,500	438,483
Pearl Intermediate Parent LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/14/25		397,944	392,249
Outcomes Group Holdings, Inc.
3.40% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25		389,714	383,869
US Foods, Inc.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/27/23		358,889	355,150

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 6.6% (continued)
Consumer, Non-cyclical - 1.1% (continued)
Utz Quality Foods LLC
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/20/28	299,250	$298,768
Valeant Pharmaceuticals International, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	300,000	298,614
Total Consumer, Non-cyclical		59,854,397
Communications - 1.0%
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	13,501,977	13,430,687
WMG Acquisition Corp.
2.23% due 01/20/28†††	10,000,000	9,956,250
Playtika Holding Corp.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	9,975,000	9,924,028
Recorded Books, Inc.
4.08% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	8,305,342	8,308,830
ProQuest, LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	7,163,589	7,155,351
UPC Broadband Holding BV
3.07% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29	5,000,000	4,965,000
Zayo Group Holdings, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,500,000	1,483,245
Authentic Brands
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	1,432,369	1,430,579
Altice US Finance I Corp.
2.32% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	464,313	457,180
Ziggo Financing Partnership
2.57% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	395,556
Virgin Media Bristol LLC
2.57% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	200,000	198,112
Total Communications		57,704,818
Technology - 0.9%
Project Boost Purchaser LLC
due 06/01/26	13,250,000	13,225,223
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	825,494	819,649
Conair Holdings LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	10,000,000	10,020,000
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	6,832,875	6,847,087
Boxer Parent Co., Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	6,090,602	6,052,535
Polaris Newco LLC
4.50% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	6,000,000	6,014,280
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	3,034,278	2,984,971
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	1,935,375	1,935,375

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 6.6% (continued)
Technology - 0.9% (continued)
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24		1,549,149	$1,540,752
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26		730,283	726,515
Emerald TopCo, Inc. (Press Ganey)
3.69% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26		508,291	505,114
TIBCO Software, Inc.
3.86% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26		349,118	347,897
Total Technology			51,019,398
Financial - 0.8%
Citadel Securities, LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28		11,471,250	11,344,607
AlixPartners, LLP
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 02/04/28		9,975,000	9,929,315
Delos Finance SARL (International Lease Finance)
1.90% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23		6,076,000	6,068,405
Nexus Buyer LLC
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		5,400,000	5,384,556
USI, Inc.
3.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24		4,819,257	4,771,836
HUB International Ltd.
2.93% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25		3,532,607	3,491,593
Jane Street Group LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28		3,358,125	3,340,126
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24		1,193,846	1,181,215
Total Financial			45,511,653
Consumer, Cyclical - 0.7%
BGIS (BIFM CA Buyer, Inc.)
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26		10,959,927	10,898,332
Verisure Holding AB
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	7,970,000	9,421,618
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/20/26	EUR	1,030,000	1,217,954
Truck Hero, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 01/31/28		4,987,500	4,985,006
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		3,990,000	3,965,900
New Trojan Parent, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28		2,750,000	2,735,095
GVC Holdings PLC
3.00% (6 Month USD LIBOR + 2.00%, Rate Floor: 3.00%) due 03/29/24		1,274,589	1,267,425
Intrawest Resorts Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24		1,138,459	1,123,215
Murphy Oil USA, Inc.
2.25% (3 Month USD LIBOR + 1.75%, Rate Floor: 2.25%) due 01/31/28		700,000	700,441

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 6.6% (continued)
Consumer, Cyclical - 0.7% (continued)
Samsonite IP Holdings SARL
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25		298,180	$293,442
Cast & Crew Payroll LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26		128,434	127,631
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23		100,000	99,875
Total Consumer, Cyclical			36,835,934
Basic Materials - 0.6%
Trinseo Materials Operating S.C.A.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		11,100,000	11,009,868
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/06/24		497,429	491,744
INEOS Ltd.
2.75% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	8,100,000	9,524,466
Invictus MD Strategies Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25		6,430,388	6,417,527
W.R. Grace & Co.-Conn
2.15% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/01/28†††		3,500,000	3,482,500
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25		1,278,488	1,277,849
Total Basic Materials			32,203,954
Energy - 0.1%
ITT Holdings LLC
due 06/21/28		4,500,000	4,488,750
DT Midstream, Inc.
2.50% (3 Month USD LIBOR + 2.00% and 6 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 06/12/28		2,000,000	2,001,780
Venture Global Calcasieu Pass LLC
2.46% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††		1,383,490	1,293,563
Moda Midstream LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/29/25		742,386	742,014
Total Energy			8,526,107
Total Senior Floating Rate Interests
(Cost $373,194,788)			372,833,909

FOREIGN GOVERNMENT DEBT†† - 4.3%
State of Israel
5.50% due 01/31/22	ILS	237,650,000	75,213,122
0.75% due 07/31/22	ILS	239,770,000	74,203,638
Czech Republic
0.10% due 04/17/22	CZK	1,094,000,000	50,619,795
Kingdom of Spain
(0.51)% due 07/09/21[12]	EUR	36,475,000	43,273,434
Total Foreign Government Debt
(Cost $243,747,460)			243,309,989

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
0.01% due 08/26/21[11,12]		5,500,000	5,499,636
Total U.S. Treasury Bills
(Cost $5,499,914)			5,499,636

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26		3,145,000	3,176,605
Total Municipal Bonds
(Cost $3,145,000)			3,176,605

COMMERCIAL PAPER†† - 1.7%
Societe Generale S.A.
0.06% due 07/06/21[4,12]		40,000,000	39,999,667
Consolidated Edison Company of New York, Inc.
0.11% due 07/06/21[4,12]		35,000,000	34,999,465
Anheuser-Busch InBev Worldwide, Inc.
0.06% due 07/09/21[12]		20,000,000	19,999,689
Total Commercial Paper
(Cost $94,998,821)			94,998,821

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.1%
Call options on:
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	$509,700,000	$2,538,306
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	177,800,000	606,298
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	30,000,000	149,400

Total OTC Options Purchased
(Cost $1,483,829)		$3,294,004
Total Investments - 109.9%
(Cost $6,124,072,502)		$6,187,892,072

	Face Amount
Collateralized Mortgage Obligations Sold Short†† - (8.3)%
Government Agency - (8.3)%
Uniform MBS 30 Year
3.50% due 08/12/22	442,550,000	(466,207,395)
Total Collateralized Mortgage Obligations Sold Short
(Proceeds $466,638,883)		(466,207,395)
Other Assets & Liabilities, net - (1.6)%		(90,846,959)
Total Net Assets - 100.0%		$5,630,837,718

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	12/04/21	$177,800,000	$1,001,136	$159	$1,000,977
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.31%	Annually	11/25/21	98,600,000	498,131	109	498,022
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.62%	Annually	03/04/22	110,305,000	395,634	–	395,634
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.40%	Annually	12/13/21	54,950,000	331,007	99	330,908
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.36%	Annually	12/09/21	46,500,000	266,105	91	266,014
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	09/30/21	43,200,000	140,773	51	140,722
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.46%	Annually	09/17/21	29,600,000	88,661	12	88,649
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.23%	Annually	08/22/21	44,400,000	75,373	29	75,344
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.65%	Quarterly	03/17/31	140,000,000	(3,422,999)	1,378	(3,424,377)
								$(626,179)	$1,928	$(628,107)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.35)% (3 Month USD LIBOR + 0.17%)	At Maturity	07/19/21	650,000	$74,964,500	$(318,500)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.35)% (3 Month USD LIBOR + 0.17%)	At Maturity	07/21/21	876,500	101,086,745	(771,320)
						$176,051,245	$(1,089,820)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Citibank, N.A.	121,120,000	BRL	07/01/21	$28,823,148	$24,360,908	$4,462,240
Goldman Sachs International	40,300,000	BRL	07/01/21	9,441,255	8,105,553	1,335,702
Goldman Sachs International	36,475,000	EUR	07/09/21	44,534,516	43,274,537	1,259,979
Goldman Sachs International	45,347,000	EUR	07/16/21	55,019,062	53,808,439	1,210,623
Citibank, N.A.	912,456,000	JPY	07/01/21	8,984,580	8,214,182	770,398
Barclays Bank plc	843,421,500	JPY	07/01/21	8,292,415	7,592,715	699,700
JPMorgan Chase Bank, N.A.	18,300,000	BRL	07/01/21	4,347,309	3,680,685	666,624
UBS AG	866,000,000	MXN	07/15/21	43,660,087	43,373,173	286,914
Goldman Sachs International	147,370,024	ILS	08/01/22	45,686,215	45,603,034	83,181
UBS AG	94,203,167	ILS	08/01/22	29,213,999	29,150,774	63,225
Citibank, N.A.	4,460,000	EUR	09/30/21	5,331,577	5,300,815	30,762
Goldman Sachs International	1,094,026	ILS	07/30/21	336,794	336,043	751
UBS AG	699,333	ILS	07/30/21	215,347	214,808	539
Morgan Stanley Capital Services LLC	164,100	CZK	07/12/21	7,865	7,637	228
Barclays Bank plc	250,720,750	ILS	01/31/22	77,269,647	77,282,032	(12,385)
Bank of America, N.A.	13,124,200	ILS	01/31/22	3,890,958	4,045,397	(154,439)
Goldman Sachs International	11,989,250	EUR	07/30/21	13,927,012	14,230,600	(303,588)
Goldman Sachs International	42,231,650	ILS	01/31/22	12,500,228	13,017,462	(517,234)
JPMorgan Chase Bank, N.A.	21,006,375	EUR	07/30/21	24,244,928	24,933,447	(688,519)
Barclays Bank plc	1,095,094,000	CZK	04/19/22	49,547,797	50,797,989	(1,250,192)
						$7,944,509

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Barclays Bank plc	32,995,625	EUR	07/30/21	$35,907,159	$39,164,047	$3,256,888
JPMorgan Chase Bank, N.A.	866,000,000	MXN	07/15/21	41,637,018	43,373,173	1,736,155
Goldman Sachs International	55,355,850	ILS	01/31/22	15,359,559	17,062,858	1,703,299
Citibank, N.A.	119,515,000	BRL	07/01/21	22,919,923	24,038,094	1,118,171
JPMorgan Chase Bank, N.A.	60,205,000	BRL	07/01/21	11,667,636	12,109,053	441,417
JPMorgan Chase Bank, N.A.	1,755,877,500	JPY	07/01/21	16,249,098	15,806,897	(442,201)
						$7,813,729

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of June 30, 2021.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,133,166,241 (cost $3,119,234,931), or 55.6% of total net assets.
[5]	Perpetual maturity.
[6]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $48,260,199 (cost $47,748,562), or 0.9% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.
[10]	Security is an interest-only strip.
[11]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[12]	Rate indicated is the effective yield at the time of purchase.
[13]	Special Purpose Acquisition Company (SPAC)

BofA — Bank of America

BRL — Brazilian Real

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CZK — Czech Koruna

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,562,392	$—	$—	$16,562,392
Preferred Stocks	—	5,157,736	—	5,157,736
Warrants	388,259	—	—	388,259
Exchange-Traded Funds	176,051,245	—	—	176,051,245
Mutual Funds	88,937,809	—	—	88,937,809
Money Market Fund	237,699,444	—	—	237,699,444
Corporate Bonds	—	1,946,636,378	29,908,351	1,976,544,729
Asset-Backed Securities	—	1,575,787,465	133,474,472	1,709,261,937
Collateralized Mortgage Obligations	—	1,238,544,388	15,631,169	1,254,175,557
Senior Floating Rate Interests	—	356,508,441	16,325,468	372,833,909
Foreign Government Debt	—	243,309,989	—	243,309,989
U.S. Treasury Bills	—	5,499,636	—	5,499,636
Municipal Bonds	—	3,176,605	—	3,176,605
Commercial Paper	—	94,998,821	—	94,998,821
Options Purchased	—	3,294,004	—	3,294,004
Interest Rate Swap Agreements**	—	2,796,270	—	2,796,270
Forward Foreign Currency Exchange Contracts**	—	19,126,796	—	19,126,796
Total Assets	$519,639,149	$5,494,836,529	$195,339,460	$6,209,815,138

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$—	$466,207,395	$—	$466,207,395
Interest Rate Swap Agreements**	—	3,424,377	—	3,424,377
Forward Foreign Currency Exchange Contracts**	—	3,368,558	—	3,368,558
Fixed Income Index Swap Agreements**	—	1,089,820	—	1,089,820
Unfunded Loan Commitments (Note 5)	—	—	45,521	45,521
Total Liabilities	$—	$474,090,150	$45,521	$474,135,671

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$95,202,007	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	34,272,539	Yield Analysis	Yield	2.3% -2.6%	2.4%
Asset-Backed Securities	3,999,926	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	15,631,169	Model Price	Purchase Price	—	—
Corporate Bonds	17,425,726	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	12,482,625	Yield Analysis	Yield	2.9%	—
Senior Floating Rate Interests	9,956,250	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	5,670,093	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	699,125	Third Party Pricing	Trade Price	—	—
Total Assets	$195,339,460
Liabilities:
Unfunded Loan Commitments	$45,521	Model Price	Purchase Price	—	—

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2021, the Fund had securities with a total value $13,971,138 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$98,361,270	$28,023,753	$4,682,550	$-	$131,067,573	$(163,932)
Purchases/(Receipts)	113,974,530	17,641,258	25,134,492	16,498,130	173,248,410	(9,403)
(Sales, maturities and paydowns)/Fundings	(93,278,167)	(29,791,497)	-	(174,630)	(123,244,294)	114,138
Amortization of premiums/discounts	3,524	(3,027)	(94,143)	10,557	(83,089)	-
Total realized gains (losses) included in earnings	83,490	(19)	-	-	83,471	-
Total change in unrealized appreciation (depreciation) included in earnings	358,687	(239,299)	185,452	(8,589)	296,251	13,676
Transfers into Level 3	13,971,138	-	-	-	13,971,138	-
Ending Balance	$133,474,472	$15,631,169	$29,908,351	$16,325,468	$195,339,460	$(45,521)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$358,687	$10,612	$185,452	$(8,589)	$546,162	$13,676

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	4.20%	07/26/24	5.99%	07/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,379,083	$372,808	$–	$–	$23,693	$29,775,584	1,191,500	$372,810
Guggenheim Strategy Fund III	29,499,318	382,929	–	–	106,300	29,988,547	1,191,914	382,922
Guggenheim Ultra Short Duration Fund — Institutional Class	28,983,105	219,667	–	–	(29,094)	29,173,678	2,926,146	219,665
	$87,861,506	$975,404	$–	$–	$100,899	$88,937,809		$975,397

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 3.8%
Diversified - 2.4%
Pershing Square Tontine Holdings, Ltd. — Class A*,16	6,864,930	$156,245,807
Gores Holdings VI, Inc. — Class A*,16	898,206	14,559,919
Aequi Acquisition Corp. — Class A*,16	999,157	9,741,781
Total Diversified		180,547,507
Financial - 1.2%
KKR Acquisition Holdings I Corp. — Class A,16	5,062,315	49,711,934
RXR Acquisition Corp. — Class A*,16	1,082,689	10,512,910
MSD Acquisition Corp. — Class A*,16	833,026	8,205,306
TPG Pace Beneficial II Corp.*,16	787,212	7,935,097
Soaring Eagle Acquisition Corp. — Class A*,16	640,025	6,374,649
TPG Pace Solutions Corp.*,16	500,565	4,985,627
Colicity, Inc. — Class A*,16	206,136	2,009,826
Colicity, Inc.*,16	2,475	24,923
RXR Acquisition Corp.* ,16	1,021	10,169
Total Financial		89,770,441
Utilities - 0.1%
TexGen Power LLC††	180,169	7,026,591
Consumer, Non-cyclical - 0.1%
ATD New Holdings, Inc.*,†††	42,478	2,272,573
Cengage Learning Holdings II, Inc.*,††	21,660	476,520
Save-A-Lot*,†††	22,703	141,895
Targus Group International Equity, Inc.*,†††,1	12,773	29,688
Chef Holdings, Inc.†††	59	3,710
Total Consumer, Non-cyclical		2,924,386
Communications - 0.0%
Figs, Inc. — Class A*	55,695	2,790,320
Energy - 0.0%
Maverick Natural Resources, LLC*,†††	7,168	943,566
Permian Production Partners LLC†††	563,442	715,571
Total Energy		1,659,137
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	177	226,931
Qlik Technologies, Inc. - Class B*,†††	43,738	–
Total Technology		226,931
Industrial - 0.0%
Vector Phoenix Holdings, LP*,†††	37,539	74,289
BP Holdco LLC*,†††,1	37,539	13,236
API Heat Transfer Parent LLC*,†††	1,680,068	2
Total Industrial		87,527
Total Common Stocks
(Cost $253,912,942)		285,032,840

PREFERRED STOCKS†† - 3.5%
Financial - 3.4%
Bank of America Corp.
4.13%	1,002,000	26,212,320
4.38%	736,000	19,283,200
First Republic Bank
4.25%	1,168,000	31,220,640
4.13%	369,600	9,480,240
Public Storage
4.63%	966,000	26,603,640
4.13%	365,600	9,523,880
W R Berkley Corp.
4.13% due 03/30/61	934,000	24,993,840
4.25% due 09/30/60	249,200	6,646,164
Wells Fargo & Co., 4.70%	982,000	25,679,300
Prudential Financial, Inc., 4.13% due 09/01/60	686,800	17,932,348
Equitable Holdings, Inc., 4.30%	616,000	15,590,960
PartnerRe Ltd., 4.88%	372,000	10,285,800
CNO Financial Group, Inc., 5.13% due 11/25/60	324,000	8,731,800
American Financial Group, Inc., 4.50% due 09/15/60	300,800	8,335,168
Assurant, Inc., 5.25% due 01/15/61	258,000	6,976,320
Selective Insurance Group, Inc., 4.60%	246,000	6,255,780
Total Financial		253,751,400
Government - 0.1%
Farmer Mac, 5.75%	378,000	10,338,300
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	218	–
Total Preferred Stocks
(Cost $249,024,412)		264,089,700

WARRANTS† - 0.1%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/21*,16	762,770	4,805,451
Gores Holdings VI, Inc. - Class A
Expiring 08/24/27*,16	269,461	1,603,293
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,16	1,265,578	1,493,382
Soaring Eagle Acquisition Corp. - Class A
Expiring 12/31/27*,16	128,004	422,413
Aequi Acquisition Corp.
Expiring 11/30/27*,16	333,052	313,069
RXR Acquisition Corp.
Expiring 03/08/26*,16	216,537	223,033
MSD Acquisition Corp.
Expiring 05/13/23*,16	166,604	216,586
Colicity, Inc.
Expiring 12/31/27*,16	41,226	63,488
Total Warrants
(Cost $8,759,952)		9,140,715

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.7%
VanEck Vectors Gold Miners ETF	1,430,590	$48,611,448
Total Exchange-Traded Funds
(Cost $54,624,676)		48,611,448

MUTUAL FUNDS† - 1.3%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	1,900,792	70,690,445
Guggenheim Alpha Opportunity Fund — Institutional Class[1]	1,003,137	27,114,806
Total Mutual Funds
(Cost $85,646,975)		97,805,251

CLOSED-END FUNDS† - 0.9%
BlackRock Corporate High Yield Fund, Inc.	2,543,550	31,336,536
Blackstone Strategic Credit Fund	933,537	13,004,170
BlackRock Credit Allocation Income Trust	601,028	9,370,027
Ares Dynamic Credit Allocation Fund, Inc.	463,020	7,487,033
Eaton Vance Limited Duration Income Fund	206,753	2,741,545
BlackRock Debt Strategies Fund, Inc.	236,675	2,709,929
Western Asset High Income Opportunity Fund, Inc.	364,345	1,923,741
Total Closed-End Funds
(Cost $47,641,941)		68,572,981

MONEY MARKET FUNDS† - 6.5%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[2]	484,343,381	484,343,381
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 0.01%[2]	1,728,169	1,728,169
Total Money Market Funds
(Cost $486,071,550)		486,071,550

	Face Amount~
CORPORATE BONDS†† - 34.6%
Financial - 9.1%
Citigroup, Inc.
3.88%[3,4]	29,500,000	30,126,875
4.00%[3,4]	12,000,000	12,372,000
Markel Corp.
6.00%[3,4]	32,370,000	36,173,475
Wilton RE Ltd.
6.00%†††,3,4,5	31,350,000	33,939,197
Liberty Mutual Group, Inc.
4.30% due 02/01/61†††,5	36,940,000	33,864,944
LPL Holdings, Inc.
4.00% due 03/15/29[5]	23,300,000	23,416,500
4.38% due 05/15/31[5]	9,350,000	9,455,188

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 34.6% (continued)
Financial - 9.1% (continued)
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	22,640,000	$24,394,147
5.30% due 01/15/29	6,950,000	8,096,750
Home Point Capital, Inc.
5.00% due 02/01/26[5]	33,010,000	30,781,825
Iron Mountain, Inc.
5.63% due 07/15/32[5]	25,025,000	26,784,758
4.50% due 02/15/31[5]	2,025,000	2,050,312
Equitable Holdings, Inc.
4.95%[3,4]	24,550,000	26,698,125
Charles Schwab Corp.
4.00%[3,4]	16,400,000	16,777,200
5.38%[3,4]	7,712,000	8,524,074
Host Hotels & Resorts, LP
3.50% due 09/15/30	24,000,000	25,211,083
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[5]	21,150,000	23,719,132
Global Atlantic Finance Co.
4.70% due 10/15/51[4,5]	22,350,000	22,415,932
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[5]	21,650,000	21,694,599
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	12,600,000	13,047,678
5.50% due 04/15/29[5]	8,450,000	8,448,056
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	19,328,000	20,844,475
Kuvare US Holdings, Inc.
7.00% due 02/17/51[4,5]	19,150,000	19,797,070
Hampton Roads PPV LLC
6.62% due 06/15/53[5]	16,900,000	18,640,635
Wells Fargo & Co.
3.90%[3,4]	18,000,000	18,635,400
Hunt Companies, Inc.
5.25% due 04/15/29[5]	17,200,000	16,684,000
Kennedy-Wilson, Inc.
5.00% due 03/01/31	16,000,000	16,460,000
NFP Corp.
6.88% due 08/15/28[5]	15,000,000	15,790,650
Pershing Square Holdings, Ltd.
3.25% due 11/15/30[5]	15,100,000	15,369,505
First American Financial Corp.
4.00% due 05/15/30	11,760,000	13,090,321
MetLife, Inc.
3.85%[3,4]	12,200,000	12,792,432
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[5]	11,550,000	11,984,562
OneMain Finance Corp.
4.00% due 09/15/30	11,650,000	11,529,772
Allianz SE
3.50%[3,4,5]	9,500,000	9,820,625
QBE Insurance Group Ltd.
5.88%[3,4,5]	7,550,000	8,240,825
Atlas Mara Ltd.
8.00% due 12/31/21†††,6	14,400,000	7,725,600
PartnerRe Finance B LLC
4.50% due 10/01/50[4]	6,460,000	6,750,700
American Equity Investment Life Holding Co.
5.00% due 06/15/27	4,813,000	5,447,900
Bank of New York Mellon Corp.
4.70%[3,4]	4,500,000	4,910,625
SBA Communications Corp.
3.13% due 02/01/29[5]	4,200,000	4,049,078
AmWINS Group, Inc.
7.75% due 07/01/26[5]	3,400,000	3,606,210
Univest Financial Corp.
3.74% (3 Month USD LIBOR + 3.54%, Rate Floor: 0.00%) due 03/30/25[7]	1,555,000	1,555,000
HUB International Ltd.
7.00% due 05/01/26[5]	750,000	777,818
Total Financial		682,495,053
Consumer, Cyclical - 5.6%
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	41,320,000	48,238,457
Marriott International, Inc.
2.85% due 04/15/31	14,730,000	14,975,007
4.63% due 06/15/30	10,900,000	12,565,917
5.75% due 05/01/25	8,440,000	9,745,494
3.50% due 10/15/32	8,150,000	8,668,517
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[5]	23,200,000	23,405,784
3.63% due 02/15/32[5]	4,150,000	4,098,125
5.75% due 05/01/28[5]	525,000	568,087
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[5]	24,150,000	26,864,634
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	19,700,000	21,689,700
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]	22,200,000	21,478,500
Hyatt Hotels Corp.
5.38% due 04/23/25	7,350,000	8,301,237
5.75% due 04/23/30	6,530,000	7,934,099
Wolverine World Wide, Inc.
6.38% due 05/15/25[5]	14,100,000	15,000,567
Picasso Finance Sub, Inc.
6.13% due 06/15/25[5]	12,128,002	12,822,330
Aramark Services, Inc.
6.38% due 05/01/25[5]	11,950,000	12,696,875
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	11,725,000	12,399,187
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	10,949,627	12,081,114
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[5]	10,900,000	10,872,150

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 34.6% (continued)
Consumer, Cyclical - 5.6% (continued)
Scotts Miracle-Gro Co.
4.00% due 04/01/31[5]	9,900,000	$9,888,615
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]	9,325,000	9,546,469
American Builders & Contractors Supply Company, Inc.
3.88% due 11/15/29[5]	9,500,000	9,440,625
British Airways Class A Pass Through Trust
4.25% due 11/15/32[5]	8,234,132	8,868,651
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[5]	8,200,000	8,500,120
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[5]	7,500,000	7,790,625
Williams Scotsman International, Inc.
4.63% due 08/15/28[5]	7,376,000	7,617,195
Clarios Global, LP
6.75% due 05/15/25[5]	6,434,000	6,852,081
Penn National Gaming, Inc.
4.13% due 07/01/29[5]	6,600,000	6,567,000
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	5,950,000	6,396,250
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28	2,558,765	2,607,163
3.35% due 10/15/29	1,340,213	1,363,203
3.65% due 02/15/29	1,193,010	1,229,682
3.15% due 02/15/32	1,135,032	1,169,965
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	5,880,000	6,302,654
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	5,475,000	5,900,408
Boyne USA, Inc.
4.75% due 05/15/29[5]	4,960,000	5,117,381
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[5]	4,800,000	4,944,096
Hanesbrands, Inc.
5.38% due 05/15/25[5]	3,810,000	4,033,838
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[5]	3,500,249	3,797,229
Performance Food Group, Inc.
6.88% due 05/01/25[5]	2,900,000	3,088,848
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[5]	2,863,000	2,988,256

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 34.6% (continued)
Consumer, Cyclical - 5.6% (continued)
Allison Transmission, Inc.
3.75% due 01/30/31[5]	2,925,000	$2,874,895
Murphy Oil USA, Inc.
3.75% due 02/15/31[5]	2,525,000	2,496,594
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[5]	1,730,000	1,886,046
WMG Acquisition Corp.
3.00% due 02/15/31[5]	1,875,000	1,776,488
United Airlines, Inc.
4.63% due 04/15/29[5]	1,700,000	1,759,500
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31	1,095,356	1,199,037
Vail Resorts, Inc.
6.25% due 05/15/25[5]	1,075,000	1,150,658
Total Consumer, Cyclical		421,559,353
Consumer, Non-cyclical - 4.5%
DaVita, Inc.
4.63% due 06/01/30[5]	29,810,000	30,598,773
Kraft Heinz Foods Co.
4.38% due 06/01/46	6,320,000	7,157,733
5.20% due 07/15/45	5,725,000	7,099,487
5.50% due 06/01/50	2,800,000	3,636,260
5.00% due 06/04/42	2,490,000	3,038,971
4.88% due 10/01/49	2,025,000	2,456,777
US Foods, Inc.
6.25% due 04/15/25[5]	10,800,000	11,461,500
4.75% due 02/15/29[5]	8,950,000	9,129,000
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[5]	15,700,000	16,590,190
4.50% due 07/15/29[5]	2,550,000	2,559,562
Post Holdings, Inc.
4.63% due 04/15/30[5]	11,525,000	11,697,875
4.50% due 09/15/31[5]	4,100,000	4,090,980
CPI CG, Inc.
8.63% due 03/15/26[5]	14,625,000	15,539,063
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	13,200,000	13,480,500
Carriage Services, Inc.
4.25% due 05/15/29[5]	13,225,000	13,204,898
Avantor Funding, Inc.
4.63% due 07/15/28[5]	11,275,000	11,903,807
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[5]	8,645,000	9,077,250
5.00% due 06/15/28[5]	2,460,000	2,666,443
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	7,300,000	7,938,750
9.25% due 04/15/25[5]	1,680,000	1,997,234
Square, Inc.
3.50% due 06/01/31[5]	9,345,000	9,426,769
Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	8,900,000	9,033,500
Central Garden & Pet Co.
4.13% due 04/30/31[5]	8,900,000	9,000,125

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 34.6% (continued)
Consumer, Non-cyclical - 4.5% (continued)
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[5]	5,500,000	$5,582,500
7.00% due 12/31/27[5]	2,991,000	3,002,456
Centene Corp.
2.50% due 03/01/31	8,650,000	8,531,062
Service Corporation International
3.38% due 08/15/30	5,275,000	5,168,445
4.00% due 05/15/31	3,150,000	3,215,126
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	8,035,000	8,235,875
AMN Healthcare, Inc.
4.63% due 10/01/27[5]	7,925,000	8,235,660
TreeHouse Foods, Inc.
4.00% due 09/01/28	7,575,000	7,518,188
WW International, Inc.
4.50% due 04/15/29[5]	7,050,000	7,102,875
Smithfield Foods, Inc.
3.00% due 10/15/30[5]	7,000,000	7,065,100
Prestige Brands, Inc.
3.75% due 04/01/31[5]	6,650,000	6,411,431
Acadia Healthcare Company, Inc.
5.50% due 07/01/28[5]	5,850,000	6,244,875
Spectrum Brands, Inc.
5.50% due 07/15/30[5]	5,600,000	6,034,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	2,650,000	2,570,500
5.25% due 04/15/24[5]	1,900,000	2,035,907
Rent-A-Center, Inc.
6.38% due 02/15/29[5]	4,150,000	4,456,063
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5]	4,400,000	4,312,000
Hologic, Inc.
3.25% due 02/15/29[5]	4,350,000	4,311,937
Sotheby's
7.38% due 10/15/27[5]	3,897,000	4,203,889
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.75% due 12/01/31[5]	3,400,000	3,479,050
Tenet Healthcare Corp.
4.63% due 06/15/28[5]	3,375,000	3,473,550
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	2,953,000	3,041,590
Molina Healthcare, Inc.
4.38% due 06/15/28[5]	2,750,000	2,866,875
Charles River Laboratories International, Inc.
4.00% due 03/15/31[5]	2,500,000	2,600,825

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 34.6% (continued)
Consumer, Non-cyclical - 4.5% (continued)
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	2,300,000	$2,397,750
Altria Group, Inc.
4.45% due 05/06/50	1,670,000	1,781,330
Syneos Health, Inc.
3.63% due 01/15/29[5]	1,600,000	1,584,000
Par Pharmaceutical, Inc.
7.50% due 04/01/27[5]	1,000,000	1,022,500
Total Consumer, Non-cyclical		339,270,806
Communications - 4.5%
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	26,850,000	27,246,306
3.75% due 07/15/29[5]	7,600,000	7,391,000
3.88% due 11/15/29[5]	2,600,000	2,784,678
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[5]	14,265,000	14,596,804
4.25% due 02/01/31[5]	13,910,000	14,170,812
CSC Holdings LLC
4.13% due 12/01/30[5]	21,250,000	21,117,188
3.38% due 02/15/31[5]	2,975,000	2,811,107
4.63% due 12/01/30[5]	2,715,000	2,663,714
Altice France S.A.
5.13% due 07/15/29[5]	10,600,000	10,651,940
5.13% due 01/15/29[5]	6,250,000	6,281,250
7.38% due 05/01/26[5]	4,834,000	5,027,022
Virgin Media Finance plc
5.00% due 07/15/30[5]	21,150,000	21,255,750
UPC Broadband Finco BV
4.88% due 07/15/31[5]	20,200,000	20,246,460
Vodafone Group plc
5.13% due 06/04/81[4]	16,875,000	17,080,875
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[5]	16,250,000	16,764,800
Booking Holdings, Inc.
3.55% due 03/15/28[8]	10,000,000	11,166,606
4.63% due 04/13/30[8]	3,500,000	4,186,371
ViacomCBS, Inc.
4.95% due 05/19/50[9]	10,340,000	13,115,132
Cable One, Inc.
4.00% due 11/15/30[5]	12,575,000	12,622,156
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[5]	12,100,000	12,523,500
Switch Ltd.
3.75% due 09/15/28[5]	12,100,000	12,251,250
Sirius XM Radio, Inc.
4.13% due 07/01/30[5]	11,500,000	11,643,750
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	10,150,000	10,226,125
AMC Networks, Inc.
4.25% due 02/15/29	9,600,000	9,684,000
Lamar Media Corp.
4.00% due 02/15/30	8,600,000	8,704,146
Match Group Holdings II LLC
4.63% due 06/01/28[5]	7,700,000	7,979,125
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
8.00% due 11/30/24[5]	6,156,000	6,294,510
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	5,650,000	5,763,000
Qualitytech, LP / QTS Finance Corp.
3.88% due 10/01/28[5]	5,250,000	5,614,350
Cengage Learning, Inc.
9.50% due 06/15/24[5]	5,039,000	5,158,676
Ziggo BV
4.88% due 01/15/30[5]	4,850,000	4,971,250
TripAdvisor, Inc.
7.00% due 07/15/25[5]	1,800,000	1,936,800
T-Mobile USA, Inc.
2.88% due 02/15/31	1,750,000	1,736,875
Telenet Finance Lux Note
5.50% due 03/01/28	1,000,000	1,052,000
Total Communications		336,719,328
Industrial - 4.4%
Boeing Co.
5.15% due 05/01/30	32,030,000	37,964,870
5.81% due 05/01/50	16,010,000	21,574,511
5.71% due 05/01/40	16,010,000	20,635,534
Standard Industries, Inc.
4.38% due 07/15/30[5]	7,125,000	7,347,656
3.38% due 01/15/31[5]	6,400,000	6,126,144
5.00% due 02/15/27[5]	3,525,000	3,650,578
PowerTeam Services LLC
9.03% due 12/04/25[5]	14,385,000	15,823,500
IP Lending I LLC
4.00% due 09/08/25†††,5	15,700,000	15,685,870
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	10,350,000	11,592,000
6.25% due 03/15/26[5]	850,000	873,375
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[5]	11,680,000	12,059,600
Intertape Polymer Group, Inc.
4.38% due 06/15/29[5]	11,050,000	11,215,860
Flowserve Corp.
3.50% due 10/01/30	10,270,000	10,843,747
Boxer Parent Co., Inc.
6.50% due 10/02/25	EUR 8,500,000	10,695,380
Dyal Capital Partners IV
3.65% due 02/22/41†††	10,950,000	10,669,127
Howmet Aerospace, Inc.
5.95% due 02/01/37	2,925,000	3,539,689
6.88% due 05/01/25	2,875,000	3,346,443
5.90% due 02/01/27	2,100,000	2,451,750
6.75% due 01/15/28	900,000	1,084,500
Deuce FinCo plc
5.50% due 06/04/27	GBP 7,350,000	10,171,104
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	9,875,000	10,134,219

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 34.6% (continued)
Industrial - 4.4% (continued)
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	9,780,000	$10,074,378
Cleaver-Brooks, Inc.
7.88% due 03/01/23[5,9]	9,852,000	9,754,268
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.00% due 10/15/27[5]	9,650,000	9,583,142
Arcosa, Inc.
4.38% due 04/15/29[5]	9,400,000	9,564,500
BWX Technologies, Inc.
4.13% due 06/30/28[5]	9,400,000	9,564,500
Atkore, Inc.
4.25% due 06/01/31[5]	7,625,000	7,722,600
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[5]	6,550,000	6,779,250
TopBuild Corp.
3.63% due 03/15/29[5]	5,550,000	5,494,500
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[5]	4,825,000	5,126,225
Adevinta ASA
3.00% due 11/15/27	EUR 3,433,000	4,214,079
Harsco Corp.
5.75% due 07/31/27[5]	3,900,000	4,099,875
Graphic Packaging International LLC
3.50% due 03/01/29[5]	3,950,000	3,913,265
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.38% due 12/15/23[5]	3,050,000	3,118,747
Hillenbrand, Inc.
5.75% due 06/15/25	2,525,000	2,710,335
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	1,923,000	1,995,536
EnerSys
5.00% due 04/30/23[5]	1,325,000	1,382,969
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[6]	1,148,900	1,033,757
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[5]	950,000	942,590
EnPro Industries, Inc.
5.75% due 10/15/26	790,000	833,134
Waste Pro USA, Inc.
5.50% due 02/15/26[5]	600,000	619,350
Hillman Group, Inc.
6.38% due 07/15/22[5]	340,000	340,476
JELD-WEN, Inc.
6.25% due 05/15/25[5]	100,000	106,651

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS††- 34.6% (continued)
Industrial - 4.4% (continued)
Yamana Gold, Inc.
4.78% due 06/10/23†††	99,699	$105,247
Total Industrial		326,564,831
Energy - 2.1%
BP Capital Markets plc
4.88%[3,4]	39,360,000	43,121,242
ITT Holdings LLC
6.50% due 08/01/29[5]	34,450,000	35,194,465
Occidental Petroleum Corp.
7.95% due 06/15/39	4,700,000	6,016,000
6.63% due 09/01/30	3,600,000	4,350,816
3.00% due 02/15/27	3,830,000	3,801,275
4.50% due 07/15/44	2,850,000	2,743,125
6.13% due 01/01/31	2,250,000	2,640,937
4.10% due 02/15/47	2,250,000	2,095,009
4.63% due 06/15/45	1,700,000	1,657,500
4.40% due 04/15/46	900,000	864,450
NuStar Logistics, LP
6.38% due 10/01/30	18,750,000	20,716,875
5.63% due 04/28/27	450,000	481,896
Midwest Connector Capital Company LLC
4.63% due 04/01/29[5]	11,943,000	12,704,916
DT Midstream, Inc.
4.13% due 06/15/29[5]	5,250,000	5,330,482
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	4,050,000	4,343,625
Rattler Midstream, LP
5.63% due 07/15/25[5]	4,125,000	4,336,406
Atlantica Sustainable Infrastructure plc
4.13% due 06/15/28[5]	3,700,000	3,769,560
Basic Energy Services, Inc.
10.75% due 10/15/23[6]	1,500,000	285,000
Total Energy		154,453,579
Technology - 1.7%
NCR Corp.
5.25% due 10/01/30[5]	11,425,000	11,853,437
8.13% due 04/15/25[5]	6,189,000	6,767,672
5.13% due 04/15/29[5]	6,350,000	6,548,438
MSCI, Inc.
3.88% due 02/15/31[5]	15,900,000	16,500,384
Twilio, Inc.
3.88% due 03/15/31	15,100,000	15,496,375
Qorvo, Inc.
4.38% due 10/15/29	11,220,000	12,226,658
3.38% due 04/01/31[5]	1,900,000	1,980,218
TeamSystem SpA
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/15/28[5,7]	EUR 11,750,000	13,931,737
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[5]	11,800,000	12,036,000
Black Knight InfoServ LLC
3.63% due 09/01/28[5]	12,000,000	11,939,520
Playtika Holding Corp.
4.25% due 03/15/29[5]	8,750,000	8,743,963

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 34.6% (continued)
Technology - 1.7% (continued)
CDW LLC / CDW Finance Corp.
3.25% due 02/15/29	5,640,000	$5,710,500
Crowdstrike Holdings, Inc.
3.00% due 02/15/29	3,400,000	3,403,230
BY Crown Parent LLC / BY Bond Finance, Inc.
4.25% due 01/31/26[5]	2,875,000	3,011,562
Total Technology		130,149,694
Basic Materials - 1.5%
Alcoa Nederland Holding BV
5.50% due 12/15/27[5]	15,125,000	16,407,600
6.13% due 05/15/28[5]	7,450,000	8,152,535
4.13% due 03/31/29[5]	7,600,000	7,913,842
WR Grace & Company-Conn
4.88% due 06/15/27[5]	13,225,000	14,022,467
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	11,575,000	12,034,528
Kaiser Aluminum Corp.
4.50% due 06/01/31[5]	10,000,000	10,255,400
4.63% due 03/01/28[5]	375,000	387,423
Carpenter Technology Corp.
6.38% due 07/15/28	9,505,000	10,437,781
Ingevity Corp.
3.88% due 11/01/28[5]	9,625,000	9,552,813
HB Fuller Co.
4.25% due 10/15/28	7,750,000	8,001,875
Clearwater Paper Corp.
4.75% due 08/15/28[5]	6,575,000	6,550,344
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR 4,500,000	5,477,188
ArcelorMittal S.A.
4.55% due 03/11/26	2,450,000	2,770,932
Arconic Corp.
6.00% due 05/15/25[5]	2,225,000	2,371,338
Mirabela Nickel Ltd.
due 06/24/19[6,10]	1,885,418	75,417
Total Basic Materials		114,411,483
Utilities - 1.2%
Midcap Funding XLVI Trust
5.58% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/29/24†††,7	32,750,000	32,735,590
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	21,800,000	22,219,214
Clearway Energy Operating LLC
3.75% due 02/15/31[5]	13,450,000	13,382,750
4.75% due 03/15/28[5]	2,250,000	2,359,687
AES Corp.
3.95% due 07/15/30[5]	9,760,000	10,672,560
Terraform Global Operating LLC
6.13% due 03/01/26[5]	5,435,000	5,604,844
Total Utilities		86,974,645
Total Corporate Bonds
(Cost $2,494,829,667)		2,592,598,772

SENIOR FLOATING RATE INTERESTS††,[7] - 25.0%
Consumer, Cyclical - 5.1%
Zephyr Bidco Ltd.
4.80% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP 20,850,000	28,406,254
7.55% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 1,540,417	2,109,547
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	20,874,963	20,486,644
7.58% (3 Month USD LIBOR + 6.00% and Commercial Prime Lending Rate + 5.00%, Rate Floor: 6.00%) due 01/29/27†††	1,697,317	1,665,743
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	21,097,261	20,969,833
BGIS (BIFM CA Buyer, Inc.)
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	18,131,129	18,029,232
Mavis Tire Express Services TopCo Corp.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	17,400,000	17,443,500
Alterra Mountain Co.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 07/31/26	17,395,650	17,428,354
SP PF Buyer LLC
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	15,505,818	15,242,219
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	15,243,309	15,224,255
Truck Hero, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 01/31/28	14,862,750	14,855,319
BCPE Empire Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/11/26	13,416,375	13,422,010
CNT Holdings I Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	12,200,000	12,200,000
Flamingo
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR 10,000,000	11,751,246

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Consumer, Cyclical - 5.1% (continued)
CD&R Firefly Bidco Ltd.
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/23/25	EUR 6,000,000	$7,097,651
4.75% (6 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 06/23/25	GBP 3,350,000	4,618,432
Cast & Crew Payroll LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26	11,598,577	11,526,086
Verisure Holding AB
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/20/26	EUR 7,651,053	9,047,211
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR 1,770,000	2,092,379
Loire Finco Luxembourg SARL
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/27	10,773,000	10,714,826
EnTrans International LLC
6.10% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	11,435,717	10,625,725
American Trailer World Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/03/28	9,450,000	9,432,329
United Petfood
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/19/28	EUR 7,000,000	8,251,779
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	7,500,000	7,501,875
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	7,710,519	7,378,966
ImageFIRST Holdings LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 04/27/28	7,292,593	7,274,361
Rent-A-Center, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 02/17/28	7,231,875	7,231,875
Holding SOCOTEC
due 05/07/28†††	7,150,000	7,150,000
Camin Cargo Control, Inc.
7.50% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/04/26†††	6,900,000	6,831,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Consumer, Cyclical - 5.1% (continued)
First Brands Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	5,037,375	$5,089,864
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	4,845,466	4,657,705
Sovos Brands Intermediate, Inc.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/08/28	4,100,000	4,115,375
Galls LLC
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††	3,662,738	3,629,874
7.25% (1 Month USD LIBOR + 6.25% and 3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/24†††	507,884	479,368
Alexander Mann
5.11% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP 3,000,000	3,975,599
WW International, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	3,750,000	3,759,375
Intrawest Resorts Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	3,738,727	3,688,666
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24†††	3,642,774	3,405,994
6.23% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24†††	60,373	56,449
Apro LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/14/26	3,291,750	3,283,521
Checkers Drive-In Restaurants, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	3,313,444	3,108,441
Adevinta ASA
due 10/22/27	EUR 2,600,000	3,080,707
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	2,843,750	2,644,687
WESCO
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	2,306,764	2,301,121
Eyemart Express
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 08/05/24	2,281,782	2,276,078
Situs AMC Holdings Corp.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/30/25	1,994,987	1,952,594
CCRR Parent, Inc.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/06/28	1,895,250	1,904,726
TTF Holdings Intermediate LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/31/28†††	1,850,000	1,845,375
EG Finco Ltd.
4.83% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP 970,000	1,318,532
Navistar Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	493,622	493,622
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	249,634	247,345
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	162,280	162,199
BCPE Empire Holdings, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26†††	223,861	224,141
BBB Industries LLC
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	152,752	151,263
Total Consumer, Cyclical		383,861,272
Consumer, Non-cyclical - 4.9%
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28	31,900,000	31,880,222
Valeo F1 Company Ltd.
5.50% (3 Month GBP LIBOR + 5.50%, Rate Floor: 5.50%) due 08/27/27	GBP 22,100,000	30,507,300

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Consumer, Non-cyclical - 4.9% (continued)
Mission Veterinary Partners
4.75% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	21,450,000	$21,476,812
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	17,490,000	17,236,395
Packaging Coordinators Midco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/30/27	17,007,375	17,015,879
PetIQ LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28	15,800,000	15,642,000
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	14,845,995	14,862,474
Sigma Holding BV (Flora Food)
3.50% (1 Month EURIBOR + 3.50% and 6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR 12,019,549	13,877,803
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28†††	13,892,045	13,874,680
Nidda Healthcare Holding GmbH
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR 11,387,239	13,382,505
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	12,568,500	12,468,957
Quirch Foods Holdings LLC
5.75% (3 Month USD LIBOR + 4.75% and 3 Month USD LIBOR + 5.25%, Rate Floor: 5.75%) due 10/27/27	12,188,750	12,219,222
AI Aqua Zip Bidco Pty Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/13/23	7,547,990	7,547,990
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	4,196,388	4,199,032

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Consumer, Non-cyclical - 4.9% (continued)
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	10,942,575	$10,963,147
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	10,667,606	10,714,330
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	10,426,916	10,446,519
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	10,170,006	10,011,964
Sunshine Investments BV
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	EUR 8,400,000	9,891,972
Springs Window Fashions
8.60% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	5,500,000	5,503,465
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	3,129,872	3,129,872
Resonetics LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	8,000,000	8,006,640
Gibson Brands, Inc.
due 06/23/28	8,000,000	7,960,000
CAB (Biogroup)
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/28	EUR 6,500,000	7,662,367
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	7,730,625	7,447,993
Option Care Health, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	7,163,636	7,162,132
Diamond (BC) BV
3.19% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	6,680,800	6,640,447
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 09/06/24	EUR 192,641	227,590
Hearthside Group Holdings LLC
3.79% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	5,372,640	5,335,730
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,110,759	1,107,061
Osmosis Holdings Australia II Pty Ltd.
due 06/17/28	5,822,222	5,836,778
Pearl Intermediate Parent LLC
3.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/14/25	5,770,633	5,779,289
Taxware Holdings (Sovos Compliance LLC)
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 04/29/24†††	5,289,831	5,251,382
MDVIP LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	4,562,591	4,565,466
BCPE Eagle Buyer LLC
5.34% (1 Month USD LIBOR + 4.34%, Rate Floor: 5.34%) due 03/18/24	2,782,524	2,781,828
AI Aqua Zip Bidco Pty Ltd.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23†††	1,925,837	1,925,837
Certara, Inc.
3.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	1,620,282	1,616,232
EyeCare Partners LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,087,844	1,077,379
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	1,068,459	1,059,911
Taxware Holdings (Sovos Compliance LLC)
due 04/29/24	955,415	936,307

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Consumer, Non-cyclical - 4.9% (continued)
Moran Foods LLC
11.75% (2 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 10.75%) due 10/01/24[11]	496,851	$434,745
9.00% (2 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 7.00%) due 04/01/24[11]	401,467	418,862
Total Consumer, Non-cyclical		370,086,516
Industrial - 4.8%
United Airlines Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	25,500,000	25,811,610
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	24,934,245	24,934,245
Diversitech Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/02/24	16,962,100	16,967,359
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	15,250,000	16,274,190
American Bath Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	15,735,563	15,684,737
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	15,270,000	15,241,445
Vertical (TK Elevator)
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 07/29/27	EUR 7,000,000	8,307,829
4.48% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	6,517,291	6,520,028
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR 12,545,690	14,747,957
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	14,187,171	13,976,917
NA Rail Hold Co. LLC
4.65% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 10/19/26	13,882,224	13,916,930
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27	13,183,750	13,187,837

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Industrial - 4.8% (continued)
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27	13,117,125	$13,133,521
Galileo Global Education Finance SARL
3.00% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 11/12/26	EUR 10,800,000	12,745,922
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	12,593,680	12,479,581
Gardner Denver, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/01/27	10,741,500	10,725,817
DG Investment Intermediate Holdings 2, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/28	10,111,558	10,141,084
Service Logic Acquisition, Inc.
4.75% (2 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	9,957,015	9,981,908
YAK MAT (YAK ACCESS LLC)
10.13% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	12,220,199	9,959,462
Filtration Group Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/25	5,639,361	5,639,361
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR 3,585,619	4,219,716
AI Convoy Luxembourg SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR 8,324,708	9,827,797
Arcline FM Holdings LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/14/28	8,200,000	8,205,166
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	7,731,446	7,670,600
Berlin Packaging LLC
3.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	4,486,105	4,442,634
3.10% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	1,630,567	1,614,767
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	5,800,000	5,764,678
BWAY Holding Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	4,837,527	4,717,363
Pro Mach Group, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/07/25	4,670,571	4,667,675
MI Windows And Doors LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/18/27	3,980,000	3,982,507
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	3,837,643	3,781,268
ILPEA Parent, Inc.
due 06/22/28	2,195,131	2,178,668
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 03/02/23†††	1,287,524	1,287,524
Fortis Solutions Group LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/15/23†††	3,066,765	3,036,097
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	2,952,857	2,955,160
Titan Acquisition Ltd. (Husky)
3.17% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	2,988,037	2,933,625
Protective Industrial Products, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	2,700,000	2,700,000
Bhi Investments LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	2,507,540	2,481,461
Tosca Services LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/18/27	1,592,000	1,590,010

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Industrial - 4.8% (continued)
SLR Consulting Ltd.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	1,190,970	$1,165,011
6.48% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	311,616	304,824
4.11% (1 Month GBP LIBOR + 4.00% and 2 Month GBP LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	GBP 58,680	79,403
Hillman Group, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	1,503,832	1,500,072
LTI Holdings, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	1,458,750	1,437,686
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,000,000	1,002,500
Reynolds Group Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	660,894	659,241
Duran Group Holding GMBH
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/29/24	EUR 430,207	502,674
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24	EUR 131,858	154,069
API Heat Transfer
12.00% (in-kind rate was 12.00%) due 01/01/24†††,11	1,108,477	471,103
12.00% (in-kind rate was 12.00%) due 10/02/23†††,11	197,764	148,323
Transcendia Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	566,414	482,868

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Industrial - 4.8% (continued)
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	58,375	$59,528
Total Industrial		356,401,758
Technology - 4.3%
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	23,382,500	23,404,480
Project Ruby Ultimate Parent Corp.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	17,556,000	17,495,607
Aston FinCo SARL
due 10/09/26	GBP 13,000,000	17,443,389
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	17,300,000	17,373,525
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	17,107,125	17,142,708
Cologix Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 05/01/28	16,800,000	16,834,944
Project Boost Purchaser LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/01/26	9,627,250	9,615,216
due 06/01/26	7,000,000	6,986,910
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	15,650,000	15,689,125
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/27/28	EUR 13,243,243	15,650,749
Sitecore Holding III A/S
7.00% (3 Month EURIBOR + 6.25%, Rate Floor: 6.25%) (in-kind rate was 0.75%) due 03/12/26†††,11	EUR 4,412,537	5,160,702
7.00% (3 Month EURIBOR + 6.25%, Rate Floor: 6.25%) (in-kind rate was 0.75%) due 03/12/26†††,11	EUR 3,530,030	4,128,562
8.00% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.00%) due 03/12/26†††	3,564,010	3,513,880
7.50% (3 Month USD LIBOR + 6.25%, Rate Floor: 6.75%) (in-kind rate was 0.75%) due 03/12/26†††,11	2,839,438	2,799,500
Transact Holdings, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	14,727,848	14,580,570
Provation Software Group, Inc.
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/22/27	13,665,750	13,494,928
Sportradar Capital SARL
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 11/22/27	EUR 10,600,000	12,582,062
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	12,500,000	12,479,125
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	9,577,625	9,577,625
Datix Bidco Ltd.
4.71% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	9,112,505	9,063,040
7.96% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	461,709	458,686
E2open LLC
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 02/04/28	8,000,000	8,000,000
Polaris Newco LLC
4.50% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	7,950,000	7,968,921
Imprivata, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/01/27	7,900,000	7,907,426
Wrench Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/30/26†††	6,716,250	6,733,041

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Technology - 4.3% (continued)
Sabre GLBL, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/10/27	5,522,250	$5,549,861
Epicor Software
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	5,409,125	5,400,795
ThoughtWorks, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/24/28	4,588,500	4,586,022
AVS Group GmbH
3.75% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 09/10/26	EUR 3,750,000	4,442,037
1A Smart Start LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 08/19/27	4,267,804	4,260,676
Concorde Lux
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 3,100,000	3,671,974
Greenway Health LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	3,482,116	3,280,432
Ministry Brands LLC
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22†††	2,628,110	2,588,689
Verscend Holding Corp.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/27/25	2,400,000	2,403,864
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,701,233	1,673,418
Boxer Parent Co., Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	1,584,783	1,574,878
Polaris Newco LLC
3.56% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††	1,490,446	1,306,793
Kar Finland Bidco Oy
4.50% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/27/23†††	EUR 1,000,000	1,165,480
24-7 Intouch, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25	1,147,354	1,130,143
Brave Parent Holdings, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	311,859	311,211
Evergood 4 ApS (Nets)
2.50% (1 Month EURIBOR + 2.50%, Rate Floor: 2.50%) due 02/06/25	EUR 225,000	266,271
Total Technology		319,697,265
Financial - 2.9%
Jones Deslauriers Insurance Management, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28†††	CAD 28,649,000	23,116,149
8.00% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.00%) due 03/26/29†††	CAD 10,612,000	8,605,366
Jefferies Finance LLC
3.13% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	24,365,345	24,235,965
Orion Advisor Solutions, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27	21,567,072	21,577,856
Camelia Bidco Banc Civica
4.83% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP 12,975,000	17,858,551
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	15,760,500	15,829,531
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	13,680,000	13,697,100
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	13,101,000	13,150,129
PAI Holdco, Inc.
4.50% (3 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.88%, Rate Floor: 4.50%) due 10/28/27	12,568,500	12,588,106
Teneo Holdings LLC
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	12,534,140	12,387,866
Alter Domus
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/17/28	10,473,750	10,458,039

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Financial - 2.9% (continued)
USI, Inc.
3.40% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	10,222,444	$10,122,059
Higginbotham
6.50% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 11/25/26†††	10,080,228	9,944,433
AlixPartners, LLP
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/04/28	EUR 5,985,000	7,064,217
Aretec Group, Inc.
4.35% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	6,345,978	6,320,214
HUB International Ltd.
2.93% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	5,173,105	5,113,045
Cross Financial Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27	4,747,500	4,757,375
AmeriLife Holdings LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	222,754	222,407
Total Financial		217,048,408
Communications - 1.3%
Syndigo LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	27,481,125	27,275,017
Xplornet Communications, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	21,750,300	21,742,470
Trader Interactive
7.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 06/17/24†††	10,678,968	10,518,784
McGraw Hill LLC
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/01/24	8,864,166	8,871,080
Cengage Learning Acquisitions, Inc.
5.25% (1 Month USD LIBOR + 4.25% and 3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	8,275,971	8,280,440
Zayo Group Holdings, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,146,447	6,077,792

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Communications - 1.3% (continued)
LCPR Loan Financing LLC
3.82% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/16/28	5,300,000	$5,303,339
Recorded Books, Inc.
4.08% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	4,143,341	4,145,081
Market Track LLC
6.50% (Commercial Prime Lending Rate + 3.25%, Rate Floor: 4.25%) due 06/05/24	4,090,625	4,080,398
Resource Label Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23†††	1,873,216	1,863,850
9.50% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/27/23†††	1,500,000	1,440,000
Flight Bidco, Inc.
7.60% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,000,000	930,000
Total Communications		100,528,251
Basic Materials - 0.9%
Illuminate Buyer LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	12,693,917	12,610,010
LSF11 Skyscraper HoldCo SARL
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/29/27	12,019,875	12,049,925
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	10,650,000	10,620,074
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25	7,978,858	7,974,869
Barentz Midco BV
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/30/27	EUR 2,400,000	2,848,940
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/30/27	1,990,013	1,990,012
Patriot Container Corp. (Wastequip)
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/25	4,741,683	4,706,120
Pregis TopCo LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 07/31/26†††	4,150,000	4,165,562
Pregis TopCo LLC
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/31/26	2,400,000	2,400,000
American Rock Salt Company LLC
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/09/28	2,350,000	2,350,987
Invictus MD Strategies Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	1,993,151	1,989,165
Vectra Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/10/25	1,931,062	1,911,346
DCG Acquisition Corp.
4.59% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	942,471	942,471
Ascend Performance Materials Operations LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 08/27/26	395,000	400,289
Total Basic Materials		66,959,770
Utilities - 0.6%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	24,454,712	24,185,710
RS Ivy Holdco, Inc.
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27	13,860,350	13,860,350
Panda Hummel
7.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 10/27/22	1,207,551	1,146,739
Panda Stonewall
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 11/12/21	721,263	671,077
Granite Generation LLC
4.75% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	511,468	498,042
Total Utilities		40,361,918
Energy - 0.2%
Venture Global Calcasieu Pass LLC
2.46% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	8,992,682	8,408,157

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[7] - 25.0% (continued)
Energy - 0.2% (continued)
SeaPort Financing LLC
5.61% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25†††	3,061,031	$3,030,421
Permian Production Partners LLC
10.00% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) (in-kind rate was 2.00%) due 11/24/25†††,11	2,243,356	2,019,020
Buckeye Partners LP
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/01/26	592,523	588,079
Total Energy		14,045,677
Total Senior Floating Rate Interests
(Cost $1,850,857,812)		1,868,990,835

ASSET-BACKED SECURITIES†† - 15.1%
Collateralized Loan Obligations - 8.6%
Diamond CLO Ltd.
2018-1A, 2.78% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[5,7]	13,500,000	13,480,700
2018-1A, 1.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/22/30[5,7]	11,000,000	10,937,181
2021-1A, 3.58% (3 Month USD LIBOR + 3.40%, Rate Floor: 3.40%) due 04/25/29[5,7]	5,500,000	5,499,908
2018-1A, 3.88% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[5,7]	5,000,000	4,988,744
2021-1A, 2.58% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29[5,7]	1,322,000	1,318,436
LoanCore Issuer Ltd.
2021-CRE4, 2.63% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 07/15/35[5,7]	13,500,000	13,515,721
2019-CRE2, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[5,7]	12,850,000	12,874,400
2021-CRE5, 3.07% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36[5,7]	8,250,000	8,276,912
BXMT Ltd.
2020-FL2, 1.78% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/15/38[5,7]	15,640,000	15,615,927

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.6% (continued)
2020-FL2, 2.07% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 02/15/38[5,7]	8,000,000	$8,025,653
2020-FL3, 2.92% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 03/15/37[5,7]	7,350,000	7,412,714
KREF Funding V LLC
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26†††,7	27,000,000	26,835,570
0.15% due 06/25/26†††,14	73,636,363	7,364
Voya CLO Ltd.
2021-2A, 3.78% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 06/07/30[5,7]	16,500,000	16,450,399
2013-1A, due 10/15/30[5,12]	28,970,307	9,380,325
Golub Capital Partners CLO Ltd.
2018-36A, 2.28% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[5,7]	20,000,000	19,716,766
2018-39A, 2.39% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[5,7]	5,000,000	5,001,059
MidOcean Credit CLO VII
2020-7A, 2.38% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 07/15/29[5,7]	21,000,000	20,875,796
Palmer Square Loan Funding Ltd.
2018-4A, 2.06% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 11/15/26[5,7]	9,050,000	9,051,732
2021-3A, due 07/20/29[5,7]	8,300,000	8,300,000
2018-5A, 2.09% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/20/27[5,7]	3,000,000	3,000,252
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,12]	32,400,000	19,754,697
First Eagle Clarendon Fund CLO LLC
2019-1A, 2.23% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 01/25/27[5,7]	14,050,000	14,052,408
2019-1A, 3.23% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[5,7]	4,500,000	4,500,806
2019-1A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[5,7]	1,182,032	1,181,709
BSPRT Issuer Ltd.
2021-FL6, 3.07% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/15/36[5,7]	18,425,000	18,515,142
BDS Ltd.
2019-FL3, 2.38% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/35[5,7]	18,300,000	18,316,585
Anchorage Capital CLO 6 Ltd.
2021-6A, 3.63% (3 Month USD LIBOR + 3.45%, Rate Floor: 3.45%) due 07/15/30[5,7]	17,350,000	17,349,799
Cerberus Loan Funding XXX, LP
2020-3A, 3.83% (3 Month USD LIBOR + 3.65%, Rate Floor: 3.65%) due 01/15/33[5,7]	14,500,000	14,688,584
OZLM XIII Ltd.
2018-13A, 2.29% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 07/30/27[5,7]	12,650,000	12,651,160
Lake Shore MM CLO III LLC
2020-1A, 3.38% (3 Month USD LIBOR + 3.20%, Rate Floor: 3.20%) due 10/15/29[5,7]	12,200,000	12,261,260
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A, 2.89% (3 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 01/20/32[5,7]	11,500,000	11,498,448
Atlas Senior Loan Fund IX Ltd.
2018-9A, 1.99% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[5,7]	10,250,000	10,133,233
2018-9A, due 04/20/28[5,12]	9,600,000	995,779
TCP Waterman CLO Ltd.
2016-1A, 3.12% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 12/15/28[5,7]	11,000,000	10,987,375

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.6% (continued)
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 3.02% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 01/20/33[5,7]	9,950,000	$9,949,832
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 3.11% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/15/33[5,7]	9,900,000	9,820,229
Golub Capital Partners CLO 16 Ltd.
2021-16A, 2.99% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 07/25/33[5,7]	9,300,000	9,300,000
ABPCI DIRECT LENDING FUND CLO V Ltd.
2021-5A, 2.99% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/20/31[5,7]	9,200,000	9,200,000
FS RIALTO
2021-FL2, 2.87% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 04/16/28[5,7]	8,850,000	8,858,144
Magnetite Xxix Ltd.
2021-29A, 2.70% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/34[5,7]	8,800,000	8,799,919
Telos CLO Ltd.
2017-6A, 2.79% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27[5,7]	7,500,000	7,490,001
2017-6A, 1.46% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[5,7]	948,873	948,880
Marathon CLO V Ltd.
2017-5A, 1.60% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[5,7]	7,920,233	7,852,365
2013-5A, due 11/21/27[5,12]	5,500,000	549,450
CIFC Funding 2017-II Ltd.
2021-2A, 3.23% (3 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 04/20/30[5,7]	8,100,000	8,101,264
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,12]	9,500,000	8,016,509

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.6% (continued)
Flagship CLO VIII Ltd.
2018-8A, 1.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[5,7]	8,025,000	$8,012,998
Venture XIV CLO Ltd.
2020-14A, 2.39% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29[5,7]	8,000,000	7,986,669
Carlyle Global Market Strategies CLO Ltd.
2017-2A, 1.84% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/18/29[5,7]	3,500,000	3,459,590
2012-3A, due 01/14/32[5,12]	6,400,000	2,675,232
2013-3X SUB, due 10/15/30[12]	4,938,326	1,455,260
Madison Park Funding XLVIII Ltd.
2021-48A, 3.14% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/19/33[5,7]	7,500,000	7,506,123
Newstar Commercial Loan Funding LLC
2017-1A, 3.63% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[5,7]	7,500,000	7,503,830
ACRE Commercial Mortgage Ltd.
2021-FL4, 2.68% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 12/18/37[5,7]	7,350,000	7,351,244
ACRES Commercial Realty Ltd.
2021-FL1, 2.72% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36[5,7]	7,250,000	7,257,579
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[5,12]	19,435,737	6,817,376
Marathon CRE Ltd.
2018-FL1, 3.08% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[5,7]	6,000,000	5,985,601
2018-FL1, 2.68% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 06/15/28[5,7]	650,000	648,381
Cerberus Loan Funding XXXIII, LP
2021-3A, due 07/23/33[5,7]	5,900,000	5,900,000
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[5,12]	11,700,000	5,668,919
CHCP Ltd.
2021-FL1, 3.12% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 02/15/38[5,7]	5,500,000	5,549,567
Hull Street CLO Ltd.
2014-1A, 3.79% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26[5,7]	5,785,000	5,513,969
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 3.18% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/20/33[5,7]	5,550,000	5,507,166
Silvermore CLO Ltd.
2014-1A, 3.16% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/15/26[5,7]	5,500,000	5,499,135
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[5,12]	7,895,000	5,107,228
Sudbury Mill CLO Ltd.
2017-1A, 2.64% (3 Month USD LIBOR + 2.45%, Rate Floor: 0.00%) due 01/17/26[5,7]	5,000,000	4,979,706
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[5,12]	13,790,000	4,410,925
WhiteHorse X Ltd.
2015-10A, 5.49% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[5,7]	4,980,000	4,335,724
BNPP IP CLO Ltd.
2014-2A, 5.44% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[5,7]	5,847,392	4,157,496
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 2.94% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/16/33[5,7]	4,050,000	4,049,952

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Loan Obligations - 8.6% (continued)
Madison Park Funding XVI Ltd.
2016-16A, 2.84% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 04/20/26[5,7]	4,000,000	$4,000,007
Cerberus Loan Funding XXVI, LP
2021-1A, 2.97% (3 Month USD LIBOR + 2.90%, Rate Floor: 2.90%) due 04/15/31[5,7]	4,000,000	4,000,000
Adams Mill CLO Ltd.
2014-1A, 5.18% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[5,7]	4,000,000	3,799,060
STWD Ltd.
2021-FL2, 2.88% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 04/18/38[5,7]	3,750,000	3,758,148
Monroe Capital CLO Ltd.
2017-1A, 3.78% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[5,7]	3,000,000	2,993,971
KVK CLO Ltd.
2013-1A, due 01/14/28[5,12]	11,900,000	2,769,059
AMMC CLO XI Ltd.
2012-11A, due 04/30/31[5,12]	5,650,000	2,698,734
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[12]	7,973,707	2,651,105
Denali Capital CLO XI Ltd.
2018-1A, 2.34% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[5,7]	2,500,000	2,482,939
Goldentree Loan Management US CLO 4 Ltd.
2021-4A, 3.29% (3 Month USD LIBOR + 3.15%, Rate Floor: 3.15%) due 04/24/31[5,7]	2,000,000	1,999,720
PFP Ltd.
2021-7, 3.07% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/14/38[5,7]	1,790,000	1,789,203
Babson CLO Ltd.
2014-IA, due 07/20/25[5,12]	11,900,000	1,343,510
KKR CLO 19 Ltd.
2017-19, 1.93% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 10/15/30[5,7]	1,350,000	1,324,020
NewStar Clarendon Fund CLO LLC
2015-1A, 4.53% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[5,7]	1,300,000	1,299,826
Dryden Senior Loan Fund
due 01/15/31[12]	1,897,598	958,287
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[5,12]	1,500,000	628,488
Copper River CLO Ltd.
2007-1A, due 01/20/21[6,12]	8,150,000	239,366
West CLO Ltd.
2013-1A, due 11/07/25[5,12]	5,300,000	192,920
TICP CLO III-2 Ltd.
2018-3R, 1.03% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[5,7]	184,122	183,989
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,12]	4,219,178	5,063
Total Collateralized Loan Obligations		642,796,222
Transport-Aircraft - 3.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	21,341,381	21,264,851
2017-1, 3.97% due 07/15/42	18,540,946	18,527,150
2016-1, 4.45% due 08/15/41	7,964,057	7,955,269
2019-1A, 3.97% due 04/15/39[5]	7,363,074	7,352,989
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	49,577,942	47,802,596
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	27,582,741	27,286,721
2020-1A, 4.34% due 01/16/40[5]	6,611,667	4,705,706
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	18,301,370	18,213,711
2019-1, 3.60% due 09/15/39[5]	6,726,586	6,668,883
2017-1, 6.30% due 02/15/42[5]	4,319,471	4,128,895
Raspro Trust
2005-1A, 1.11% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,7]	24,091,712	24,062,400
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	21,365,457	20,924,724

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Transport-Aircraft - 3.6% (continued)
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	18,494,553	$18,292,280
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[5]	9,117,555	7,978,376
2020-1A, 3.23% due 03/15/40[5]	649,617	646,226
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[5]	7,100,468	7,089,084
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	6,015,405	6,024,960
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[5,13]	4,272,951	4,258,834
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	4,081,284	4,056,363
Slam Ltd.
2021-1A, 3.42% due 06/15/46[5]	3,600,000	3,643,991
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[5]	3,104,479	3,295,849
Stripes Aircraft Ltd.
2013-1 A1, 3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23†††,7	2,795,969	2,715,977
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,6,10	2,097,481	210
Total Transport-Aircraft		266,896,045
Financial - 1.0%
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25†††,7	EUR 28,000,000	33,438,646
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,7	EUR 18,309,640	21,678,371
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	16,889,389	17,093,185
Ceamer Finance LLC
3.69% due 03/22/31†††	6,000,000	5,880,240
Total Financial		78,090,442
Whole Business - 0.7%
TSGE
2017-1, 6.25% due 09/25/31†††	42,550,000	44,035,762
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	2,712,000	2,928,147
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[5]	2,084,250	2,136,481
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[5]	386,000	410,503
Drug Royalty III Limited Partnership 1
2017-1A, 2.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/27[5,7]	194,873	194,872
Total Whole Business		49,705,765
Infrastructure - 0.5%
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[5]	23,700,000	25,853,038
2020-1A, 4.09% due 06/15/50[5]	5,183,000	5,444,228
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[6]	6,757,998	6,942,789
Total Infrastructure		38,240,055
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 3 Ltd.
2021-3A, 3.47% due 01/28/39[5]	14,250,000	14,216,007
Anchorage Credit Funding 4 Ltd.
2021-4A, 3.12% due 04/27/39[5]	9,200,000	9,120,224
2021-4A, 3.52% due 04/27/39[5]	4,250,000	4,208,375

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 15.1% (continued)
Collateralized Debt Obligations - 0.4% (continued)
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[6,7]	97,812	$97,648
Total Collateralized Debt Obligations		27,642,254
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	15,300,000	16,318,215
Net Lease - 0.1%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[5]	10,550,000	10,690,468
Insurance - 0.0%
J.G. Wentworth XLI LLC
2018-1A, 4.70% due 10/15/74[5]	400,000	427,029
Total Asset-Backed Securities
(Cost $1,115,556,826)		1,130,806,495

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.0%
Government Agency - 8.0%
Uniform MBS 30 Year
due 08/12/22[7]	580,450,000	599,586,856
Residential Mortgage Backed Securities - 6.1%
Ameriquest Mortgage Securities Trust
2006-M3, 0.33% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 10/25/36[7]	35,229,448	15,700,828
2006-M3, 0.27% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[7]	23,046,727	15,232,407
2006-M3, 0.19% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[7]	14,645,532	6,399,974
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36[7]	24,326,142	15,506,553
2006-WMC3, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[7]	10,300,880	8,244,839
2006-HE3, 0.41% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 11/25/36[7]	6,434,278	5,922,937

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.0% (continued)
Residential Mortgage Backed Securities - 6.1% (continued)
2006-WMC4, 0.21% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[7]	8,373,272	$5,310,566
2006-WMC4, 0.17% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36[7]	3,540,513	2,230,313
Lehman XS Trust Series
2006-16N, 0.30% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[7]	16,638,870	16,675,303
2006-18N, 0.27% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[7]	12,978,250	13,344,338
2006-10N, 0.51% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46[7]	3,420,959	3,487,735
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 0.45% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[7]	26,267,367	13,168,152
2007-HE2, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	20,015,501	9,796,359
2007-HE4, 0.26% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[7]	7,664,142	6,439,286
2007-HE4, 0.34% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[7]	2,456,936	1,841,146
RALI Series Trust
2006-QO6, 0.45% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[7]	32,664,193	10,425,711
2007-QO2, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[7]	14,979,784	7,582,328
2006-QO8, 0.49% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 10/25/46[7]	5,440,613	5,348,071
2006-QO6, 0.55% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 06/25/46[7]	8,498,777	2,763,743
2006-QO2, 0.63% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46[7]	6,350,887	1,928,407
2006-QO6, 0.61% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 06/25/46[7]	5,362,005	1,787,598
2006-QO2, 0.77% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46[7]	3,398,263	1,076,564
2006-QO2, 0.53% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[7]	227,787	67,727
Long Beach Mortgage Loan Trust
2006-6, 0.59% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36[7]	15,326,368	8,121,695
2006-8, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 09/25/36[7]	18,202,672	7,229,876
2006-4, 0.41% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 05/25/36[7]	10,940,201	4,617,480
2006-1, 0.47% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 02/25/36[7]	4,253,825	3,825,876
2006-6, 0.39% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36[7]	4,772,446	2,476,292
2006-8, 0.18% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[7]	4,932,582	1,925,904
2006-6, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 07/25/36[7]	2,762,668	1,418,033
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.72% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[7]	26,601,179	26,209,261
FKRT
2020-C2A, 3.25% due 12/30/23†††,6	23,210,544	23,238,396

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.0% (continued)
Residential Mortgage Backed Securities - 6.1% (continued)
American Home Mortgage Assets Trust
2006-6, 0.30% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[7]	10,594,866	$9,065,455
2006-1, 0.47% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 05/25/46[7]	9,393,149	8,869,378
2006-3, 1.06% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46[7]	5,998,186	4,879,788
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 0.31% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[7]	24,117,170	11,070,987
2006-2, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[7]	18,398,383	8,358,755
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 0.31% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[7]	22,117,781	13,177,672
2006-HE6, 0.19% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 09/25/36[7]	4,719,257	2,201,666
2007-HE4, 0.32% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[7]	4,118,775	1,817,095
IXIS Real Estate Capital Trust
2007-HE1, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[7]	25,494,771	8,855,782
2007-HE1, 0.32% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[7]	18,062,687	6,355,244
GSAMP Trust
2007-NC1, 0.22% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[7]	21,507,286	14,017,647
GSAA Home Equity Trust
2006-3, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[7]	12,795,181	8,579,440
2006-9, 0.57% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36[7]	8,528,188	3,537,757
2007-7, 0.63% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37[7]	870,755	859,878
Master Asset Backed Securities Trust
2006-WMC3, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[7]	11,226,865	5,166,129
2006-HE3, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 08/25/36[7]	10,211,782	4,082,615
2006-HE3, 0.39% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36[7]	8,585,670	3,480,436
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 0.34% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37[7]	12,960,214	11,936,622
Nationstar Home Equity Loan Trust
2007-C, 0.27% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37[7]	10,388,452	10,119,404
Home Equity Loan Trust
2007-FRE1, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[7]	9,670,464	9,124,665
First NLC Trust
2007-1, 0.37% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[5,7]	7,647,360	5,037,312
2007-1, 0.16% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37[5,7]	5,799,238	3,707,516
Alternative Loan Trust
2007-OA7, 0.27% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[7]	8,875,354	8,450,629

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.0% (continued)
Residential Mortgage Backed Securities - 6.1% (continued)
Argent Securities Trust
2006-W5, 0.39% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36[7]	10,721,582	$8,425,393
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 0.32% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[7]	8,511,863	5,366,291
2007-HE4, 0.26% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[7]	3,441,086	2,552,819
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 0.47% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 03/25/37[7]	12,286,907	7,595,168
HSI Asset Securitization Corporation Trust
2007-HE1, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37[7]	6,917,432	5,876,710
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[7]	5,008,666	4,309,628
Morgan Stanley Mortgage Loan Trust
2006-9AR, 0.39% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36[7]	9,339,272	3,624,979
Nomura Resecuritization Trust
2015-4R, 1.15% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,7]	2,908,235	2,894,714
Alliance Bancorp Trust
2007-OA1, 0.33% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[7]	2,531,255	2,365,254
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[5,7]	966,806	924,766

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.0% (continued)
Residential Mortgage Backed Securities - 6.1% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 1.20% due 06/26/36[5]	759,056	$699,013
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[7]	482,715	475,765
GreenPoint Mortgage Funding Trust
2007-AR1, 0.17% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47†††,7	8	8
Total Residential Mortgage Backed Securities		457,206,078
Commercial Mortgage Backed Securities - 0.5%
GS Mortgage Securities Corporation Trust
2017-STAY, 2.47% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.15%) due 07/15/32[5,7]	16,531,000	16,513,299
2020-UPTN, 3.35% (WAC) due 02/10/37[5,7]	8,256,000	8,283,966
2020-DUNE, 2.57% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36[5,7]	7,340,000	7,133,375
2020-DUNE, 1.97% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36[5,7]	2,750,000	2,698,870
BX Commercial Mortgage Trust
2019-XL, 2.37% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/36[5,7]	2,118,322	2,118,988
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	1,019,831	1,019,579
Total Commercial Mortgage Backed Securities		37,768,077
Military Housing - 0.4%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.96% (WAC) due 11/25/52[5,7,14]	161,642,207	9,202,873
2015-R1, 0.29% (WAC) due 11/25/55[5,7,14]	65,897,324	4,379,200
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,5	9,000,000	11,649,420
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[5]	5,612,240	6,089,361
Total Military Housing		31,320,854
Total Collateralized Mortgage Obligations
(Cost $1,165,770,425)		1,125,881,865

U.S. GOVERNMENT SECURITIES†† - 0.6%
U.S. Treasury Notes
0.25% due 06/15/24	24,800,000	24,650,813
0.13% due 05/31/23	17,155,000	17,117,473
Total U.S. Government Securities
(Cost $41,793,904)		41,768,286

FOREIGN GOVERNMENT DEBT†† - 0.2%
Province of Quebec
0.14% due 07/09/21[15]	CAD 11,000,000	8,875,265
Province of Nova Scotia
0.09% due 07/08/21[15]	CAD 3,490,000	2,815,869
Total Foreign Government Debt
(Cost $11,777,601)		11,691,134

SENIOR FIXED RATE INTERESTS††† - 0.0%
Consumer, Cyclical - 0.0%
WESCO
5.25% due 06/14/24	CAD 3,864,740	3,110,731
Total Senior Fixed Rate Interests
(Cost $2,933,508)		3,110,731

COMMERCIAL PAPER†† - 1.4%
Societe Generale S.A.
0.06% due 07/06/21[5,15]	35,000,000	34,999,708
Anheuser-Busch InBev Worldwide, Inc.
0.06% due 07/09/21[15]	29,550,000	29,549,541
Consolidated Edison Company of New York, Inc.
0.11% due 07/06/21[5,15]	25,000,000	24,999,618
Amcor Finance (USA), Inc.
0.12% due 08/03/21[5,15]	16,000,000	15,998,240
Total Commercial Paper
(Cost $105,547,107)		105,547,107

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value/Contracts~	Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,17 - 0.5%
Call Swaptions on:
Interest Rate Swaptions
JPMorgan Chase Bank, N.A. 5-Year Interest Rate Swap Expiring May 2031 with exercise rate of 2.50%	103,102,000	$5,264,676
Citibank, N.A. 20-Year Interest Rate Swap Expiring May 2028 with exercise rate of 2.38%	33,700,000	4,914,091
JPMorgan Chase Bank, N.A. 30-Year Interest Rate Swap Expiring May 2031 with exercise rate of 2.17%	21,600,000	4,611,703
Goldman Sachs International 20-Year Interest Rate Swap Expiring May 2026 with exercise rate of 1.18% (Notional Value $33,665,937)	GBP 24,370,000	4,043,427
BNP Paribas 10-Year Interest Rate Swap Expiring May 2031 exercise rate of 2.47%	54,400,000	3,046,286
Total Interest Rate Swaptions		21,880,183
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 10-Year Interest Rate Swap Expiring May 2031 with exercise rate of 2.47%	54,400,000	5,107,503
JPMorgan Chase Bank, N.A. 5-Year Interest Rate Swap Expiring May 2031 with exercise rate of 2.50%	103,102,000	3,204,916
JPMorgan Chase Bank, N.A. 30-Year Interest Rate Swap Expiring May 2031 with exercise rate of 2.17%	21,600,000	2,743,801
Citibank, N.A. 20-Year Interest Rate Swap Expiring May 2028 with exercise rate of 2.38%	33,700,000	2,721,372
Goldman Sachs International 20-Year Interest Rate Swap Expiring May 2026 with exercise rate of 1.18% (Notional Value $33,665,936)	GBP 24,370,000	2,653,081
Total Interest Rate Swaptions		16,430,673
Total OTC Interest Rate Swaptions Purchased
(Cost $38,807,298)		38,310,856

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value	Value
OTC OPTIONS PURCHASED† - 0.2%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40††	1,424,100,000	$7,077,777
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40††	709,900,000	3,535,302
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61††	661,700,000	2,256,397
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40††	126,600,000	630,468
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61††	82,200,000	280,302
Total Interest Rate Options		13,780,246

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value/Contracts	Value
OTC OPTIONS PURCHASED† - 0.2% (continued)
Foreign Exchange Options
Citibank, N.A. Foreign Exchange USD/NOK Expiring July 2021 with strike price of USD 8.66	USD 10,309,000	$78,999
Deutsche Bank AG Foreign Exchange USD/NOK Expiring July 2021 with strike price of USD 8.50	USD 3,514,000	60,823
Barclays Bank plc Foreign Exchange USD/NOK Expiring July 2021 with strike price of USD 8.72	USD 10,525,000	45,648
Deutsche Bank AG Foreign Exchange USD/NOK Expiring July 2021 with strike price of USD 8.58	USD 3,749,000	41,413
JPMorgan Chase Bank, N.A. Foreign Exchange NOK/SEK Expiring July 2021 with strike price of NOK 0.99 (Notional Value $3,839,190)	NOK 33,037,000	27,305
Deutsche Bank AG Foreign Exchange NOK/SEK Expiring July 2021 with strike price of NOK 1.01 (Notional Value $10,619,044)	NOK 91,379,000	16,396
Barclays Bank plc Foreign Exchange EUR/NZD Expiring July 2021 with strike price of EUR 1.70 (Notional Value $3,667,989)	EUR 3,093,000	16,025
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring July 2021 with strike price of AUD 1.07 (Notional Value $3,448,195)	AUD 4,593,000	11,669
JPMorgan Chase Bank, N.A. Foreign Exchange EUR/NZD Expiring July 2021 with strike price of EUR 1.70 (Notional Value $3,446,225)	EUR 2,906,000	10,442
Morgan Stanley Capital Services LLC Foreign Exchange GBP/USD Expiring July 2021 with strike price of GBP 1.39 (Notional Value $3,624,925)	GBP 2,624,000	9,332

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Contracts	Value
OTC OPTIONS PURCHASED† - 0.2% (continued)
Deutsche Bank AG Foreign Exchange EUR/NZD Expiring July 2021 with strike price of EUR 1.73 (Notional Value $10,558,068)	EUR 8,903,000	$8,612
Morgan Stanley Capital Services LLC Foreign Exchange GBP/USD Expiring July 2021 with strike price of GBP 1.41 (Notional Value $10,746,300)	GBP 7,779,000	6,479
Barclays Bank plc Foreign Exchange EUR/NZD Expiring July 2021 with strike price of EUR 1.71 (Notional Value $10,559,254)	EUR 8,904,000	2,862
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring July 2021 with strike price of AUD 1.08 (Notional Value $5,981,225)	AUD 7,967,000	1,803
Citibank, N.A. Foreign Exchange EUR/GBP Expiring July 2021 with strike price of EUR 0.86 (Notional Value $4,447,125)	EUR 3,750,000	1,570
Barclays Bank plc Foreign Exchange AUD/NZD Expiring July 2021 with strike price of AUD 1.08 (Notional Value $4,749,995)	AUD 6,327,000	501
JPMorgan Chase Bank, N.A. Foreign Exchange NZD/JPY Expiring July 2021 with strike price of NZD 79.35 (Notional Value $3,535,675)	NZD 5,060,000	4
Citibank, N.A. Foreign Exchange EUR/GBP Expiring July 2021 with strike price of EUR 0.87 (Notional Value $10,447,779)	EUR 8,810,000	2
Citibank, N.A. Foreign Exchange NZD/JPY Expiring July 2021 with strike price of NZD 80.48 (Notional Value $10,544,137)	NZD 15,090,000	–
JPMorgan Chase Bank, N.A. Foreign Exchange NZD/USD Expiring July 2021 with strike price of NZD 0.74 (Notional Value $10,479,154)	NZD 14,997,000	–
JPMorgan Chase Bank, N.A. Foreign Exchange NZD/USD Expiring July 2021 with strike price of NZD 0.72 (Notional Value $3,602,056)	NZD 5,155,000	–
Total Foreign Exchange Options		339,885

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value/Contracts	Value
OTC OPTIONS PURCHASED† - 0.2% (continued)
Put Options on:
Foreign Exchange Options
JPMorgan Chase Bank, N.A. Foreign Exchange NZD/USD Expiring July 2021 with strike price of NZD 0.71 (Notional Value $10,479,154)	NZD 14,997,000	$213,842
JPMorgan Chase Bank, N.A. Foreign Exchange NZD/USD Expiring July 2021 with strike price of NZD 0.72 (Notional Value $3,602,056)	NZD 5,155,000	127,629
JPMorgan Chase Bank, N.A. Foreign Exchange NZD/JPY Expiring July 2021 with strike price of NZD 79.35 (Notional Value $3,535,675)	NZD 5,060,000	82,004
Citibank, N.A. Foreign Exchange NZD/JPY Expiring July 2021 with strike price of NZD 77.97 (Notional Value $10,544,137)	NZD 15,090,000	64,403
Morgan Stanley Capital Services LLC Foreign Exchange GBP/USD Expiring July 2021 with strike price of GBP 1.38 (Notional Value $10,746,300)	GBP 7,779,000	44,471
Morgan Stanley Capital Services LLC Foreign Exchange GBP/USD Expiring July 2021 with strike price of GBP 1.39 (Notional Value $3,624,925)	GBP 2,624,000	42,087
Deutsche Bank AG Foreign Exchange EUR/NZD Expiring July 2021 with strike price of EUR 1.69 (Notional Value $10,558,068)	EUR 8,903,000	39,736
Barclays Bank plc Foreign Exchange EUR/NZD Expiring July 2021 with strike price of EUR 1.70 (Notional Value $3,667,989)	EUR 3,093,000	30,152
Deutsche Bank AG Foreign Exchange USD/NOK Expiring July 2021 with strike price of USD 8.58	USD 3,749,000	28,644

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value/Contracts	Value
OTC OPTIONS PURCHASED† - 0.2% (continued)
Citibank, N.A. Foreign Exchange EUR/GBP Expiring July 2021 with strike price of EUR 0.86 (Notional Value $4,447,125)	EUR 3,750,000	$19,661
JPMorgan Chase Bank, N.A. Foreign Exchange NOK/SEK Expiring July 2021 with strike price of NOK 0.99 (Notional Value $3,839,190)	NOK 33,037,000	18,637
Deutsche Bank AG Foreign Exchange NOK/SEK Expiring July 2021 with strike price of NOK 0.98 (Notional Value $10,619,044)	NOK 91,379,000	18,329
Deutsche Bank AG Foreign Exchange USD/NOK Expiring July 2021 with strike price of USD 8.50	USD 3,514,000	17,696
Citibank, N.A. Foreign Exchange USD/NOK Expiring July 2021 with strike price of USD 8.34	USD 10,309,000	13,124
Barclays Bank plc Foreign Exchange USD/NOK Expiring July 2021 with strike price of USD 8.38	USD 10,525,000	12,831
JPMorgan Chase Bank, N.A. Foreign Exchange EUR/NZD Expiring July 2021 with strike price of EUR 1.70 (Notional Value $3,446,225)	EUR 2,906,000	8,635
Citibank, N.A. Foreign Exchange EUR/GBP Expiring July 2021 with strike price of EUR 0.86 (Notional Value $10,447,779)	EUR 8,810,000	4,533
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring July 2021 with strike price of AUD 1.07 (Notional Value $3,448,195)	AUD 4,593,000	2,254
Barclays Bank plc Foreign Exchange AUD/NZD Expiring July 2021 with strike price of AUD 1.06 (Notional Value $4,749,995)	AUD 6,327,000	38

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Contracts	Value
OTC OPTIONS PURCHASED† - 0.2% (continued)
Bank of America, N.A. Foreign Exchange AUD/NZD Expiring July 2021 with strike price of AUD 1.06 (Notional Value $5,981,225)	AUD 7,967,000	$13
Barclays Bank plc Foreign Exchange EUR/NZD Expiring July 2021 with strike price of EUR 1.66 (Notional Value $10,559,254)	EUR 8,904,000	2
Total Foreign Exchange Options		788,721
Total OTC Options Purchased
(Cost $7,772,554)		14,908,852
Total Investments - 109.4%
(Cost $8,021,329,150)		$8,192,939,418

	Face Amount~
Collateralized Mortgage Obligations Sold Short†† - (8.2)%
Government Agency - (8.2)%
Uniform MBS 30 Year
3.50% due 08/12/22	580,450,000	(611,479,116)
Total Collateralized Mortgage Obligations Sold Short
(Proceeds $612,036,832)		(611,479,116)

	Contracts
LISTED OPTIONS WRITTEN† - (0.0)%
Call Options on:
Equity Options
Gores Holdings VI, Inc.- Class A Expiring March 2022 with strike price of $17.50 (Notional Value $604,633)	373	(138,010)
Gores Holdings VI, Inc. Expiring March 2022 with strike price of $15.00 (Notional Value $1,953,305)	1,205	(560,325)
Total Equity Options		(698,335)
Total Listed Options Written
(Premiums received $572,950)		(698,335)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value/Contracts	Value
OTC OPTIONS WRITTEN† - (0.0)%
Call Options on:
Foreign Exchange Options
Morgan Stanley Capital Services LLC Foreign Exchange CAD/JPY Expiring July 2021 with strike price of CAD 92.42 (Notional Value $2,611,645)	CAD 3,234,000	$–
Goldman Sachs International Foreign Exchange EUR/CHF Expiring July 2021 with strike price of EUR 1.11 (Notional Value $2,668,275)	EUR 2,250,000	(12)
JPMorgan Chase Bank, N.A. Foreign Exchange CAD/JPY Expiring July 2021 with strike price of CAD 90.85 (Notional Value $18,544,779)	CAD 22,964,000	(389)
Deutsche Bank AG Foreign Exchange AUD/CAD Expiring July 2021 with strike price of AUD 0.95 (Notional Value $2,111,109)	AUD 2,812,000	(2,629)
JPMorgan Chase Bank, N.A. Foreign Exchange AUD/CAD Expiring July 2021 with strike price of AUD 0.94 (Notional Value $2,638,886)	AUD 3,515,000	(2,920)
Morgan Stanley Capital Services LLC Foreign Exchange USD/CAD Expiring July 2021 with strike price of USD 1.23	USD 2,577,000	(2,931)
Bank of America, N.A. Foreign Exchange GBP/AUD Expiring July 2021 with strike price of GBP 1.87 (Notional Value $2,718,694)	GBP 1,968,000	(3,035)
Deutsche Bank AG Foreign Exchange EUR/CHF Expiring July 2021 with strike price of EUR 1.10 (Notional Value $2,667,089)	EUR 2,249,000	(3,963)
Morgan Stanley Capital Services LLC Foreign Exchange USD/JPY Expiring July 2021 with strike price of USD 112.24	USD 2,624,000	(6,245)
Bank of America, N.A. Foreign Exchange USD/JPY Expiring July 2021 with strike price of USD 110.80	USD 2,812,000	(8,135)
Citibank, N.A. Foreign Exchange EUR/CHF Expiring July 2021 with strike price of EUR 1.10 (Notional Value $18,118,180)	EUR 15,278,000	(11,654)
Citibank, N.A. Foreign Exchange CAD/JPY Expiring July 2021 with strike price of CAD 89.93 (Notional Value $2,573,690)	CAD 3,187,000	(12,622)
Barclays Bank plc Foreign Exchange USD/CAD Expiring June 2021 with strike price of USD 1.22	USD 1,031,000	(13,573)
JPMorgan Chase Bank, N.A. Foreign Exchange USD/CAD Expiring June 2021 with strike price of USD 1.22	USD 1,875,000	(25,441)
Morgan Stanley Capital Services LLC Foreign Exchange EUR/CHF Expiring July 2021 with strike price of EUR 1.10 (Notional Value $17,894,045)	EUR 15,089,000	(71,671)
Deutsche Bank AG Foreign Exchange AUD/CAD Expiring July 2021 with strike price of AUD 0.93 (Notional Value $18,294,276)	AUD 24,368,000	(72,328)
Citibank, N.A. Foreign Exchange AUD/CAD Expiring July 2021 with strike price of AUD 0.93 (Notional Value $17,871,604)	AUD 23,805,000	(72,617)
JPMorgan Chase Bank, N.A. Foreign Exchange GBP/AUD Expiring July 2021 with strike price of GBP 1.85 (Notional Value $18,773,906)	GBP 13,590,000	(80,260)
Barclays Foreign Exchange USD/JPY Expiring July 2021 with strike price of USD 111.05	USD 18,978,000	(118,423)
Goldman Sachs International Foreign Exchange USD/CAD Expiring July 2021 with strike price of USD 1.23	USD 19,213,000	(142,440)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value/Contracts	Value
Deutsche Bank AG Foreign Exchange CAD/JPY Expiring July 2021 with strike price of CAD 89.20 (Notional Value $18,315,432)	CAD 22,680,000	$(166,778)
Citibank, N.A. Foreign Exchange USD/JPY Expiring July 2021 with strike price of USD 109.41	USD 18,745,000	(266,375)
Goldman Sachs International Foreign Exchange USD/CAD Expiring June 2021 with strike price of USD 1.20	USD 24,370,000	(694,749)
Total Foreign Exchange Options		(1,779,190)
Equity Options
Citibank, N.A. Pershing Square Tontine Holdings Ltd. Expiring December 2021 with strike price of $35.00 (Notional Value $34,140)	15	(825)
Citibank, N.A. Pershing Square Tontine Holdings Ltd. Expiring December 2021 with strike price of $40.00 (Notional Value $623,624)	274	(9,590)
Citibank, N.A. Pershing Square Tontine Holdings Ltd. Expiring December 2021 with strike price of $30.00 (Notional Value $414,232)	182	(17,290)
Total Equity Options		(27,705)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value/Contracts	Value
Put Options on:
Foreign Exchange Options
Barclays Bank plc Foreign Exchange USD/CAD Expiring June 2021 with strike price of USD 1.19	USD 1,031,000	$–
JPMorgan Chase Bank, N.A. Foreign Exchange USD/CAD Expiring June 2021 with strike price of USD 1.19	USD 1,875,000	–
Bank of America, N.A. Foreign Exchange USD/JPY Expiring July 2021 with strike price of USD 108.30	USD 2,812,000	–
Goldman Sachs International Foreign Exchange USD/CAD Expiring June 2021 with strike price of USD 1.20	USD 24,370,000	–
Goldman Sachs International Foreign Exchange EUR/CHF Expiring July 2021 with strike price of EUR 1.09 (Notional Value $2,668,275)	EUR 2,250,000	(9)
Citibank, N.A. Foreign Exchange USD/JPY Expiring July 2021 with strike price of USD 109.41	USD 18,745,000	(90)
Citibank, N.A. Foreign Exchange CAD/JPY Expiring July 2021 with strike price of CAD 87.16 (Notional Value $2,573,690)	CAD 3,187,000	(1,843)
Deutsche Bank AG Foreign Exchange EUR/CHF Expiring July 2021 with strike price of EUR 1.09 (Notional Value $2,667,089)	EUR 2,249,000	(2,921)
JPMorgan Chase Bank, N.A. Foreign Exchange AUD/CAD Expiring July 2021 with strike price of AUD 0.92 (Notional Value $2,638,886)	AUD 3,515,000	(5,344)
Morgan Stanley Capital Services LLC Foreign Exchange CAD/JPY Expiring July 2021 with strike price of CAD 89.62 (Notional Value $2,611,645)	CAD 3,234,000	(5,752)
Morgan Stanley Capital Services LLC Foreign Exchange USD/CAD Expiring July 2021 with strike price of USD 1.26	USD 2,577,000	(5,924)
Morgan Stanley Capital Services LLC Foreign Exchange USD/JPY Expiring July 2021 with strike price of USD 109.86	USD 2,624,000	(6,245)
Bank of America, N.A. Foreign Exchange GBP/AUD Expiring July 2021 with strike price of GBP 1.83 (Notional Value $2,718,694)	GBP 1,968,000	(7,721)
Deutsche Bank AG Foreign Exchange AUD/CAD Expiring July 2021 with strike price of AUD 0.92 (Notional Value $2,111,109)	AUD 2,812,000	(7,764)
Citibank, N.A. Foreign Exchange EUR/CHF Expiring July 2021 with strike price of EUR 1.10 (Notional Value $18,118,180)	EUR 15,278,000	(30,459)
Morgan Stanley Capital Services LLC Foreign Exchange EUR/CHF Expiring July 2021 with strike price of EUR 1.10 (Notional Value $17,894,045)	EUR 15,089,000	(66,496)
Deutsche Bank AG Foreign Exchange CAD/JPY Expiring July 2021 with strike price of CAD 89.20 (Notional Value $18,315,432)	CAD 22,680,000	(81,065)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value/Contracts	Value
Goldman Sachs International Foreign Exchange USD/CAD Expiring July 2021 with strike price of USD 1.23	USD 19,213,000	$(83,354)
Barclays Foreign Exchange USD/JPY Expiring July 2021 with strike price of USD 111.05	USD 18,978,000	(118,423)
Deutsche Bank AG Foreign Exchange AUD/CAD Expiring July 2021 with strike price of AUD 0.93 (Notional Value $18,294,276)	AUD 24,368,000	(136,649)
JPMorgan Chase Bank, N.A. Foreign Exchange GBP/AUD Expiring July 2021 with strike price of GBP 1.85 (Notional Value $18,773,906)	GBP 13,590,000	(156,706)
Citibank, N.A. Foreign Exchange AUD/CAD Expiring July 2021 with strike price of AUD 0.93 (Notional Value $17,871,604)	AUD 23,805,000	(165,663)
JPMorgan Chase Bank, N.A. Foreign Exchange CAD/JPY Expiring July 2021 with strike price of CAD 90.85 (Notional Value $18,544,779)	CAD 22,964,000	(252,400)
Total Foreign Exchange Options		(1,134,828)
Total OTC Options Written
(Premiums received $3,388,559)		(2,941,723)
Total Securities Sold Short - (8.2)%
(Proceeds $615,998,341)		$(615,119,174)
Other Assets & Liabilities, net - (1.2)%		(86,499,594)
Total Net Assets - 100.0%		$7,491,320,650

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Silver Futures Contracts	571	Sep 2021	$74,929,475	$318,720
Gold 100 oz. Futures Contracts	389	Aug 2021	68,872,450	(4,582,766)
			$143,801,925	$(4,264,046)

Commodity Futures Contracts Sold Short†
WTI Crude Futures Contracts	933	Aug 2021	$67,913,070	$(1,318,094)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount~	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.36%	Annually	05/21/31		15,840,000	$195,565	$–	$195,565
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.36%	Annually	05/21/31		8,168,000	99,675	–	99,675
J.P. Morgan Securities LLC	LCH	Pay	3-Month PLN WIBOR	1.24%	Quarterly	05/19/23	PLN	88,106,000	64,044	–	64,044
J.P. Morgan Securities LLC	LCH	Pay	3-Month ILS TELBOR	0.37%	Quarterly	05/21/23	ILS	115,287,000	42,701	(5)	42,706
J.P. Morgan Securities LLC	LCH	Pay	U.S. Secured Overnight Financing Rate	1.04%	Annually	05/19/28		3,860,000	7,413	273	7,140
J.P. Morgan Securities LLC	LCH	Pay	Sterling Overnight Interbank Average Rate	0.48%	Annually	05/18/26	GBP	5,000,000	10,976	5,120	5,856
J.P. Morgan Securities LLC	LCH	Pay	3-Month Canadian Bankers Acceptances Rate	1.11%	Semi-Annually	06/23/23	CAD	44,047,000	(2,488)	79	(2,567)
J.P. Morgan Securities LLC	LCH	Receive	3-Month ILS TELBOR	0.37%	Quarterly	05/18/23	ILS	38,045,000	(15,526)	(9,920)	(5,606)
J.P. Morgan Securities LLC	LCH	Pay	3-Month CZK PRIBOR	1.84%	Quarterly	05/19/23	CZK	749,836,000	(43,622)	–	(43,622)
J.P. Morgan Securities LLC	LCH	Pay	3-Month HUF BUBOR	1.98%	Quarterly	05/19/23	HUF	6,938,000,000	(74,983)	–	(74,983)
J.P. Morgan Securities LLC	LCH	Pay	6-Month NOK NIBOR	1.15%	Semi-Annually	05/19/23	NOK	294,311,000	(75,203)	–	(75,203)
J.P. Morgan Securities LLC	LCH	Receive	Sterling Overnight Interbank Average Rate	1.18%	Annually	05/18/46	GBP	7,113,000	(404,699)	(163,391)	(241,308)
J.P. Morgan Securities LLC	LCH	Receive	3-Month USD LIBOR	2.38%	Quarterly	05/23/48		11,909,000	(688,816)	(397,572)	(291,244)
J.P. Morgan Securities LLC	LCH	Receive	3-Month USD LIBOR	2.17%	Quarterly	05/21/61		10,475,000	(675,533)	(311,118)	(364,415)
J.P. Morgan Securities LLC	LCH	Receive	3-Month USD LIBOR	2.50%	Quarterly	05/21/36		38,619,000	(682,011)	(287,194)	(394,817)
J.P. Morgan Securities LLC	LCH	Receive	3-Month USD LIBOR	2.47%	Quarterly	05/21/41		22,172,000	(705,291)	(285,585)	(419,706)
J.P. Morgan Securities LLC	LCH	Pay	3-Month ILS TELBOR	1.01%	Quarterly	01/25/28	ILS	156,832,000	(432,476)	478	(432,954)
J.P. Morgan Securities LLC	CME	Receive	3-Month USD LIBOR	1.58%	Quarterly	04/28/31		179,590,000	(2,765,684)	431,366	(3,197,050)
J.P. Morgan Securities LLC	CME	Receive	3-Month USD LIBOR	1.65%	Quarterly	03/17/31		180,000,000	(4,400,998)	1,641	(4,402,639)
									$(10,546,956)	$(1,015,828)	$(9,531,128)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	(1.16)% (1 Month USD LIBOR - 1.25%)	Monthly	07/21/21	1,144,700	$100,779,388	$652,479

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	BRL	Sell	178,600,000	42,785,007	USD	07/01/21	$6,863,125
Goldman Sachs International	EUR	Sell	203,280,000	246,637,591	USD	07/16/21	5,426,938
Citibank, N.A.	JPY	Sell	6,320,158,500	62,232,010	USD	07/01/21	5,336,189
Citibank, N.A.	BRL	Sell	122,150,000	29,677,306	USD	07/01/21	5,109,234
Barclays Bank plc	JPY	Sell	6,018,007,500	59,168,297	USD	07/01/21	4,992,523
Goldman Sachs International	ILS	Buy	92,228,427	24,775,937	USD	08/01/22	3,763,761
Citibank, N.A.	BRL	Buy	309,600,000	59,488,074	USD	07/01/21	2,781,883
Goldman Sachs International	EUR	Buy	61,165,325	70,187,210	USD	07/30/21	2,412,767
Goldman Sachs International	ILS	Buy	64,798,100	17,651,727	USD	01/31/22	2,321,605
Barclays Bank plc	GBP	Sell	46,772,000	65,888,095	USD	07/16/21	1,185,722
Goldman Sachs International	USD	Buy	52,220,000	63,839,562	CAD	07/02/21	709,479
Goldman Sachs International	CAD	Sell	38,492,000	31,576,650	USD	07/16/21	518,469
Goldman Sachs International	BRL	Sell	8,850,000	2,073,328	USD	07/01/21	293,324
Citibank, N.A.	USD	Buy	30,695,000	3,384,189,311	JPY	07/06/21	228,527
Bank of America, N.A.	NZD	Sell	9,500,000	6,826,250	USD	07/06/21	185,256
Deutsche Bank AG	USD	Buy	11,850,000	100,851,981	NOK	07/21/21	135,112
Citibank, N.A.	USD	Buy	11,480,000	1,260,637,071	USD	07/06/21	131,001
Citibank, N.A.	EUR	Sell	18,341,000	21,925,217	USD	09/30/21	126,505
JPMorgan Chase Bank, N.A.	NZD	Sell	22,220,000	1,736,735,367	JPY	07/06/21	102,181
JPMorgan Chase Bank, N.A.	EUR	Sell	13,200,000	15,738,004	USD	07/16/21	74,974
Deutsche Bank AG	CAD	Sell	11,000,000	8,937,303	USD	07/09/21	61,688
Citibank, N.A.	EUR	Buy	24,800,000	27,165,656	CHF	07/06/21	53,192
Goldman Sachs International	EUR	Sell	23,320,000	39,637,108	NZD	07/06/21	42,940
Goldman Sachs International	NZD	Sell	4,960,000	3,506,773	USD	07/06/21	39,476
Goldman Sachs International	AUD	Sell	9,090,000	9,805,336	NZD	07/06/21	37,139
Barclays Bank plc	NZD	Sell	2,720,000	1,929,088	USD	07/06/21	27,667
Goldman Sachs International	ILS	Buy	684,673	183,706	USD	08/02/21	26,606
BNP Paribas	CAD	Sell	5,320,000	4,316,630	USD	07/16/21	24,062
Goldman Sachs International	GBP	Sell	1,430,000	2,001,923	USD	07/23/21	23,680
JPMorgan Chase Bank, N.A.	GBP	Buy	5,440,000	10,003,095	AUD	07/23/21	22,857
UBS AG	CAD	Sell	3,490,000	2,837,652	USD	07/08/21	21,661
Deutsche Bank AG	NOK	Sell	64,620,000	64,383,447	SEK	07/22/21	20,485
Deutsche Bank AG	AUD	Sell	20,630,000	19,200,679	CAD	07/22/21	19,179
Citibank, N.A.	NZD	Sell	1,020,000	729,613	USD	07/06/21	16,579
Citibank, N.A.	NZD	Sell	1,162,400	91,589,037	JPY	07/06/21	11,961
Citibank, N.A.	EUR	Sell	6,300,000	5,411,446	GBP	07/06/21	11,788
JPMorgan Chase Bank, N.A.	USD	Buy	650,000	791,776	CAD	07/02/21	11,136
Goldman Sachs International	EUR	Buy	24,680,000	41,867,926	NZD	07/06/21	11,030
JPMorgan Chase Bank, N.A.	EUR	Buy	5,685,000	4,867,583	GBP	07/06/21	10,946
Citibank, N.A.	AUD	Sell	4,590,000	4,939,621	NZD	07/06/21	10,652
Barclays Bank plc	USD	Buy	937,000	7,998,232	NOK	07/21/21	7,932
Citibank, N.A.	USD	Buy	562,300	4,779,421	NOK	07/28/21	7,104
UBS AG	GBP	Sell	620,000	864,128	USD	07/23/21	6,428
Morgan Stanley Capital Services LLC	AUD	Sell	1,090,000	1,174,956	NZD	07/06/21	3,880
JPMorgan Chase Bank, N.A.	EUR	Buy	420,000	708,792	NZD	07/06/21	2,781
Goldman Sachs International	EUR	Buy	1,100,000	941,513	GBP	07/06/21	2,566
UBS AG	ILS	Buy	3,638,000	1,115,144	USD	07/21/21	2,212
Citibank, N.A.	EUR	Buy	4,863,700	4,169,660	GBP	07/06/21	2,053
Goldman Sachs International	NZD	Sell	290,000	22,726,517	JPY	07/06/21	1,872
Citibank, N.A.	EUR	Buy	1,000,000	1,695,008	NZD	07/06/21	1,441
Citibank, N.A.	EUR	Sell	250,000	425,817	NZD	07/06/21	1,083
Deutsche Bank AG	EUR	Sell	90,000	153,298	NZD	07/06/21	393
Morgan Stanley Capital Services LLC	ILS	Sell	171,150	52,746	USD	07/02/21	189
JPMorgan Chase Bank, N.A.	AUD	Sell	110,000	118,222	NZD	07/06/21	146
Citibank, N.A.	CAD	Buy	1,260,909	1,016,591	USD	07/02/21	–
Citibank, N.A.	CAD	Buy	460,000	371,232	USD	07/16/21	(70)
JPMorgan Chase Bank, N.A.	AUD	Buy	380,000	407,857	NZD	07/06/21	(122)
Deutsche Bank AG	NZD	Buy	100,000	7,804,283	JPY	07/06/21	(354)
Morgan Stanley Capital Services LLC	EUR	Sell	290,000	317,840	CHF	07/06/21	(431)
Goldman Sachs International	USD	Buy	2,230,000	2,764,308	CAD	07/20/21	(447)
Citibank, N.A.	CAD	Sell	1,261,000	1,016,654	USD	07/20/21	(814)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	EUR	Sell	690,000	590,922	GBP	07/06/21	$(1,144)
Deutsche Bank AG	AUD	Buy	1,320,000	1,418,209	NZD	07/06/21	(1,431)
Morgan Stanley Capital Services LLC	NZD	Sell	350,000	243,094	USD	07/06/21	(1,574)
Barclays Bank plc	EUR	Buy	910,000	781,767	GBP	07/06/21	(1,860)
Deutsche Bank AG	NZD	Sell	810,000	62,687,309	JPY	07/06/21	(1,884)
Barclays Bank plc	EUR	Sell	250,000	272,486	CHF	07/06/21	(2,008)
Barclays Bank plc	USD	Buy	920,000	1,142,885	CAD	07/02/21	(2,165)
UBS AG	ILS	Sell	3,655,625	1,120,378	USD	07/02/21	(2,185)
Morgan Stanley Capital Services LLC	GBP	Buy	390,000	542,150	USD	07/23/21	(2,629)
Deutsche Bank AG	NOK	Buy	60,760,000	60,398,403	SEK	07/22/21	(2,992)
Citibank, N.A.	AUD	Buy	843,500	788,630	CAD	07/28/21	(3,646)
Morgan Stanley Capital Services LLC	NZD	Buy	880,000	619,389	USD	07/06/21	(4,223)
JPMorgan Chase Bank, N.A.	CAD	Sell	58,270,000	5,222,021,841	JPY	07/06/21	(4,838)
Barclays Bank plc	ILS	Sell	684,673	204,027	USD	08/02/21	(6,286)
Morgan Stanley Capital Services LLC	ILS	Buy	3,826,775	1,181,674	USD	07/02/21	(6,555)
Deutsche Bank AG	NZD	Buy	820,000	579,981	USD	07/06/21	(6,759)
JPMorgan Chase Bank, N.A.	GBP	Buy	1,530,000	2,125,930	USD	07/23/21	(9,349)
Barclays Bank plc	USD	Sell	710,000	864,419	CAD	07/02/21	(12,522)
Citibank, N.A.	AUD	Buy	11,600,000	12,473,656	NZD	07/06/21	(19,987)
Goldman Sachs International	GBP	Buy	4,080,000	5,667,491	USD	07/23/21	(23,275)
Deutsche Bank AG	AUD	Buy	6,060,000	5,664,795	CAD	07/22/21	(25,526)
Citibank, N.A.	EUR	Buy	3,270,000	3,909,658	USD	07/16/21	(29,498)
Goldman Sachs International	NZD	Buy	16,145,000	11,363,735	USD	07/06/21	(77,539)
JPMorgan Chase Bank, N.A.	GBP	Sell	7,868,600	14,403,298	AUD	07/23/21	(82,201)
Bank of America, N.A.	ILS	Sell	7,363,900	2,183,190	USD	01/31/22	(86,655)
Deutsche Bank AG	USD	Sell	18,910,000	161,976,693	NOK	07/21/21	(94,911)
Citibank, N.A.	EUR	Sell	24,782,400	27,105,756	CHF	07/06/21	(97,069)
JPMorgan Chase Bank, N.A.	NZD	Buy	42,230,000	3,290,243,336	JPY	07/06/21	(99,748)
JPMorgan Chase Bank, N.A.	CAD	Buy	41,640,000	3,744,536,940	JPY	07/06/21	(112,288)
Citibank, N.A.	USD	Sell	21,730,000	2,381,444,654	JPY	07/06/21	(290,828)
Goldman Sachs International	USD	Sell	25,170,000	30,781,591	CAD	07/02/21	(333,117)
Bank of America, N.A.	NZD	Buy	21,750,000	15,565,433	USD	07/06/21	(361,051)
Barclays Bank plc	ILS	Sell	92,228,427	27,935,310	USD	08/01/22	(604,388)
Goldman Sachs International	ILS	Sell	57,434,200	17,016,599	USD	01/31/22	(686,889)
Goldman Sachs International	EUR	Sell	32,149,325	37,345,460	USD	07/30/21	(814,074)
JPMorgan Chase Bank, N.A.	EUR	Sell	29,016,000	33,489,397	USD	07/30/21	(951,047)
JPMorgan Chase Bank, N.A.	JPY	Buy	12,338,166,000	120,472,255	USD	07/01/21	(9,400,660)
							$28,976,340

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
[3]	Perpetual maturity.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,848,372,616 (cost $2,790,609,535), or 38.0% of total net assets.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $39,638,183 (cost $50,528,434), or 0.5% of total net assets — See Note 6.
[7]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2021.
[9]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2021, the total market value of segregated or earmarked was $22,869,400 – See Note 2.
[10]	Security is in default of interest and/or principal obligations.
[11]	Payment-in-kind security.
[12]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[13]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.
[14]	Security is an interest-only strip.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Special Purpose Acquisition Company (SPAC)
[17]	Swaptions - See additional disclosure in the swaptions table below for more information on swaptions.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

HUF — Hungarian Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

LCH — London Clearing House

LIBOR — London Interbank Offered Rate

NOK — Norwegian Krone

NZD — New Zealand Dollar

plc — Public Limited Company

PLN — Polish Zloty

PPV — Public-Private Venture

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

SEK — Swedish Krona

TELBOR — Tel Aviv Interbank Offered Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$273,108,268	$7,503,111	$4,421,461		$285,032,840
Preferred Stocks	—	264,089,700	—	*	264,089,700
Warrants	9,140,715	—	—		9,140,715
Exchange-Traded Funds	48,611,448	—	—		48,611,448
Mutual Funds	97,805,251	—	—		97,805,251
Closed-End Funds	68,572,981	—	—		68,572,981
Money Market Funds	486,071,550	—	—		486,071,550
Corporate Bonds	—	2,435,653,983	156,944,789		2,592,598,772
Senior Floating Rate Interests	—	1,653,447,078	215,543,757		1,868,990,835
Asset-Backed Securities	—	979,896,140	150,910,355		1,130,806,495
Collateralized Mortgage Obligations	—	1,090,994,041	34,887,824		1,125,881,865
U.S. Government Securities	—	41,768,286	—		41,768,286
Foreign Government Debt	—	11,691,134	—		11,691,134
Senior Fixed Rate Interests	—	—	3,110,731		3,110,731
Commercial Paper	—	105,547,107	—		105,547,107
Interest Rate Swaptions Purchased	—	38,310,856	—		38,310,856
Interest Rate Options Purchased	—	13,780,246	—		13,780,246
Foreign Exchange Options Purchased	1,128,606	—	—		1,128,606
Commodity Futures Contracts**	318,720	—	—		318,720
Interest Rate Swap Agreements**	—	414,986	—		414,986
Credit Index Swap Agreements**	—	652,479	—		652,479
Forward Foreign Currency Exchange Contracts**	—	43,243,379	—		43,243,379
Total Assets	$984,757,539	$6,686,992,526	$565,818,917		$8,237,568,982

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$—	$611,479,116	$—	$611,479,116
Equity Options Written	726,040	—	—	726,040
Foreign Exchange Options Written	2,914,018	—	—	2,914,018
Commodity Futures Contracts**	5,900,860	—	—	5,900,860
Interest Rate Swap Agreements**	—	9,946,114	—	9,946,114
Forward Foreign Currency Exchange Contracts**	—	14,267,039	—	14,267,039
Unfunded Loan Commitments (Note 5)	—	—	5,163,936	5,163,936
Total Liabilities	$9,540,918	$635,692,269	$5,163,936	$650,397,123

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $3,672,021 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value of hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$115,470,994	Yield Analysis	Yield	2.0%-4.0%	2.9%
Asset-Backed Securities	35,439,361	Option Adjusted Spread off the prior month end broker quote	Broker Quote	‒	‒
Collateralized Mortgage Obligations	23,238,396	Model Price	Purchase Price	‒	‒
Collateralized Mortgage Obligations	11,649,420	Option Adjusted Spread off the prior month end broker quote	Broker Quote	‒	‒
Collateralized Mortgage Obligations	8	Third Party Pricing	Trade Price	‒	‒
Common Stocks	2,414,468	Third Party Pricing	Broker Quote	‒	‒
Common Stocks	1,291,420	Enterprise Value	Valuation Multiple	2.30x-17.9x	6.9	x
Common Stocks	715,571	Yield Analysis	Yield	11.9%
Common Stocks	2	Model Price	Liquidation Value	‒	‒
Corporate Bonds	67,804,141	Third Party Pricing	Vendor Price	‒	‒
Corporate Bonds	65,729,178	Option Adjusted Spread off the prior month end broker quote	Broker Quote	‒	‒
Corporate Bonds	15,685,870	Third Party Pricing	Trade Price	‒	‒
Corporate Bonds	7,725,600	Model Price	Purchase Price	‒	‒
Senior Fixed Rate Interests	3,110,731	Yield Analysis	Yield	5.3%	‒
Senior Floating Rate Interests	122,015,112	Third Party Pricing	Broker Quote	‒	‒
Senior Floating Rate Interests	80,471,589	Yield Analysis	Yield	4.8%-8.1%	6.9%
Senior Floating Rate Interests	1,165,480	Option Adjusted Spread off the prior month end broker quote	Broker Quote	‒	‒
Senior Floating Rate Interests	7,069,318	Third Party Pricing	Vendor Price	‒	‒
Senior Floating Rate Interests	3,036,097	Model Price	Market Comparable Yields	6.4%	‒
Senior Floating Rate Interests	1,786,161	Model Price	Purchase Price	‒	‒
Total Assets	$565,818,917
Liabilities:
Unfunded Loan Commitments	$5,163,936	Model Price	Purchase Price	‒	‒

*	Inputs are weighted by the fair value of the instruments.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2021, the Fund had securities with a total value of $80,669,995 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of a $30,725,367 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$136,219,530	$54,252,847	$22,823,465	$74,589,734	$8,060,143	$110,798	$6,285,245	$302,341,762	$(1,311,693)
Purchases/(Receipts)	38,832,807	26,228,392	94,757,850	164,610,364	5,821	-	476,625	324,911,859	(6,252,881)
(Sales, maturities and paydowns)/Fundings	(42,039,341)	(44,540,532)	(108,190)	(33,264,749)	(829,168)	-	(1,368,866)	(122,150,846)	1,825,299
Amortization of premiums/discounts	9,624	(17,892)	1,193	1,414,669	-	-	10,154	1,417,748	-
Total realized gains (losses) included in earnings	350,657	(1,708)	-	(11,801,375)	(303,644)	-	3,456	(11,752,614)	1,180,892
Total change in unrealized appreciation (depreciation) included in earnings	1,391,976	(1,033,283)	43,039	15,804,292	2,242,327	(110,798)	2,768,827	21,106,380	(605,553)
Transfers into Level 3	26,835,570	-	40,461,190	9,870,862	2,272,573	-	1,229,800	80,669,995	-
Transfers out of Level 3	(10,690,468)	-	(1,033,758)	(5,680,040)	(7,026,591)	-	(6,294,510)	(30,725,367)	-
Ending Balance	$150,910,355	$34,887,824	$156,944,789	$215,543,757	$4,421,461	- *	$3,110,731	$565,818,917	$(5,163,936)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$1,615,199	$(659,514)	$36,509	$2,445,222	$1,251,397	$(110,798)	$215,297	$4,793,312	$402,632

*	Security has a market value of $0.

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Notional Amount	Value
Call
JPMorgan Chase Bank, N.A. 5-Year Interest Rate Swap	Pay	3 Month USD LIBOR	Quarterly	2.50%	05/19/31	2.50%	$103,102,000	$5,264,676
Citibank, N.A. 20-Year Interest Rate Swap	Pay	3 Month USD LIBOR	Quarterly	2.38%	05/19/28	2.38%	33,700,000	4,914,091
JPMorgan Chase Bank, N.A. 30-Year Interest Rate Swap	Pay	3 Month USD LIBOR	Quarterly	2.17%	05/19/31	2.17%	21,600,000	4,611,703
Goldman Sachs International 20-Year Interest Rate Swap	Pay	Sterling Overnight Interbank Average Rate	Annual	1.18%	05/18/26	1.18%	33,665,937	4,043,427
BNP Paribas 10-Year Interest Rate Swap	Pay	3 Month USD LIBOR	Quarterly	2.47%	05/19/31	2.47%	54,400,000	3,046,286
								$21,880,183
Put
BNP Paribas 10-Year Interest Rate Swap	Receive	3 Month USD LIBOR	Quarterly	2.47%	05/19/31	2.47%	54,400,000	$5,107,503
JPMorgan Chase Bank, N.A. 5-Year Interest Rate Swap	Receive	3 Month USD LIBOR	Quarterly	2.50%	05/19/31	2.50%	103,102,000	3,204,916
JPMorgan Chase Bank, N.A. 30-Year Interest Rate Swap	Receive	3 Month USD LIBOR	Quarterly	2.17%	05/19/31	2.17%	21,600,000	2,743,801
Citibank, N.A. 20-Year Interest Rate Swap	Receive	3 Month USD LIBOR	Quarterly	2.38%	05/19/28	2.38%	33,700,000	2,721,372
Goldman Sachs International 20-Year Interest Rate Swap	Receive	Sterling Overnight Interbank Average Rate	Annual	1.18%	05/18/26	1.18%	33,665,936	2,653,081
								$16,430,673

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*	$13,236	$–	$–	$–	$–	$13,236	37,539	$–	$–
Targus Group International Equity, Inc.*	26,242	–	–	–	3,446	29,688	12,773	–	–
Closed-End Funds
Guggenheim Strategic Opportunities Fund	9,279,301	–	(10,617,041)	3,009,778	(1,672,038)	–	–	672,064	–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	24,454,689	280,945	–	–	2,379,172	27,114,806	1,003,137	280,945	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	17,551,325	40,864,812	–	–	12,274,308	70,690,445	1,900,792	708,710	1,006,240
	$51,324,793	$41,145,757	$(10,617,041)	$3,009,778	$12,984,888	$97,848,175		$1,661,719	$1,006,240

*	Non-income producing security.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 90.1%
REITs - 82.7%
REITs-Office Property - 12.9%
Hudson Pacific Properties, Inc.[1]	67,951	$1,890,397
Boston Properties, Inc.	12,186	1,396,394
Alexandria Real Estate Equities, Inc.[1]	7,291	1,326,525
American Assets Trust, Inc.	34,981	1,304,441
Empire State Realty Trust, Inc. — Class A	102,610	1,231,320
Highwoods Properties, Inc.[1]	14,028	633,645
Total REITs-Office Property		7,782,722
REITs-Health Care - 10.9%
Ventas, Inc.[1]	27,945	1,595,659
CareTrust REIT, Inc.	61,993	1,440,097
Welltower, Inc.[1]	16,523	1,373,061
Healthpeak Properties, Inc.[1]	40,589	1,351,208
Medical Properties Trust, Inc.	40,207	808,161
Total REITs-Health Care		6,568,186
REITs-Shopping Centers - 10.3%
Regency Centers Corp.[1]	39,357	2,521,603
Brixmor Property Group, Inc.[1]	80,981	1,853,655
Acadia Realty Trust	83,635	1,836,625
Total REITs-Shopping Centers		6,211,883
REITs-Apartments - 10.1%
AvalonBay Communities, Inc.[1]	11,366	2,371,971
Equity Residential[1]	24,978	1,923,306
American Campus Communities, Inc.	26,033	1,216,262
Invitation Homes, Inc.	17,054	635,944
Total REITs-Apartments		6,147,483
REITs-Hotels - 9.2%
Ryman Hospitality Properties, Inc.*	23,988	1,894,092
Xenia Hotels & Resorts, Inc.*,1	99,440	1,862,511
MGM Growth Properties LLC — Class A	49,510	1,813,056
Total REITs-Hotels		5,569,659
REITs-Diversified - 7.4%
CyrusOne, Inc.	22,622	1,617,925
Gaming and Leisure Properties, Inc.[1]	34,089	1,579,343
VICI Properties, Inc.[1]	39,967	1,239,776
Total REITs-Diversified		4,437,044
REITs-Storage - 7.1%
Extra Space Storage, Inc.	15,369	2,517,750
Public Storage[1]	5,935	1,784,595
Total REITs-Storage		4,302,345
REITs-Single Tenant - 6.0%
Agree Realty Corp.[1]	24,479	1,725,525
Four Corners Property Trust, Inc.	53,150	1,467,471
NETSTREIT Corp.	19,270	444,366
Total REITs-Single Tenant		3,637,362
REITs-Warehouse/Industries - 5.7%
Americold Realty Trust[1]	31,156	1,179,255
Terreno Realty Corp.[1]	15,876	1,024,320
Prologis, Inc.	5,789	691,959
Innovative Industrial Properties, Inc.[1]	2,901	554,149
Total REITs-Warehouse/Industries		3,449,683
REITs-Manufactured Homes - 3.1%
Sun Communities, Inc.[1]	10,869	1,862,947
Total REITs		49,969,314
Home Builders - 3.1%
Buildings - Residential/Commercial - 3.1%
Lennar Corp. — Class A	9,368	930,711
PulteGroup, Inc.	16,985	926,871
Total Buildings - Residential/Commercial		1,857,582
Total Home Builders		1,857,582
Real Estate - 1.6%
Real Estate Management/Services - 1.6%
Jones Lang LaSalle, Inc.*	4,829	943,876
Lodging - 1.4%
Hotels&Motels - 1.4%
Hilton Grand Vacations, Inc.*	19,897	823,537
Entertainment - 1.3%
Resorts/Theme Parks - 1.3%
Marriott Vacations Worldwide Corp.*	5,025	800,483
Total Common Stocks
(Cost $47,886,302)		54,394,792

MONEY MARKET FUND† - 21.2%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	12,799,671	12,799,671
Total Money Market Fund
(Cost $12,799,671)		12,799,671
Total Investments - 111.3%
(Cost $60,685,973)		$67,194,463
Other Assets & Liabilities, net - (11.3)%		(6,803,993)
Total Net Assets - 100.0%		$60,390,470

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Custom Basket	(0.10%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$27,111,681	$(2,392,848)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.20%) (Federal Funds Rate - 0.30%)	At Maturity	07/22/24	27,478,294	(2,476,116)
					$54,589,975	$(4,868,964)

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Equity Commonwealth	32,772	(3.12)%	$55,891
LTC Properties, Inc.	19,715	(2.75)%	54,633
Realty Income Corp.	22,089	(5.37)%	31,423
Healthcare Trust of America, Inc. — Class A	18,655	(1.81)%	21,027
American Finance Trust, Inc.	18,543	(0.57)%	20,900
Easterly Government Properties, Inc.	17,337	(1.33)%	14,204
Urban Edge Properties	30,724	(2.14)%	11,138
RLJ Lodging Trust	29,081	(1.61)%	10,119
Sunstone Hotel Investors, Inc.	44,965	(2.03)%	3,023
Omega Healthcare Investors, Inc.	31,010	(4.10)%	(2,240)
Healthcare Realty Trust, Inc.	18,794	(2.07)%	(2,548)
National Health Investors, Inc.	5,731	(1.40)%	(6,077)
Cousins Properties, Inc.	21,285	(2.85)%	(18,433)
Apple Hospitality REIT, Inc.	38,404	(2.13)%	(23,605)
Camden Property Trust	2,478	(1.20)%	(29,765)
Office Properties Income Trust	22,217	(2.37)%	(30,785)
Apartment Income REIT Corp.	20,247	(3.49)%	(32,749)
Corporate Office Properties Trust	20,472	(2.09)%	(37,839)
Industrial Logistics Properties Trust	12,664	(1.20)%	(58,897)
Digital Realty Trust, Inc.	3,955	(2.17)%	(60,659)
SITE Centers Corp.	47,179	(2.59)%	(71,250)
Federal Realty Investment Trust	5,420	(2.31)%	(76,839)
STAG Industrial, Inc.	16,525	(2.25)%	(93,192)
Washington Real Estate Investment Trust	27,142	(2.27)%	(97,790)
STORE Capital Corp.	34,616	(4.35)%	(105,318)
Retail Opportunity Investments Corp.	41,051	(2.64)%	(109,404)
Essential Properties Realty Trust, Inc.	34,358	(3.38)%	(116,730)
SL Green Realty Corp.	9,294	(2.71)%	(151,184)
Independence Realty Trust, Inc.	45,742	(3.03)%	(155,660)
Life Storage, Inc.	8,680	(3.39)%	(249,474)
Retail Properties of America, Inc. — Class A	50,730	(2.11)%	(261,102)
Mid-America Apartment Communities, Inc.	7,584	(4.65)%	(284,886)
CubeSmart	25,606	(4.31)%	(324,534)
Total Financial			(2,178,602)
Exchange-Traded Funds
Vanguard Real Estate ETF	32,736	(12.13)%	(270,435)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	7,362	(2.08)%	(27,079)
Total MS Equity Short Custom Basket			$(2,476,116)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Equity Commonwealth	32,772	(3.17)%	$55,590
LTC Properties, Inc.	19,715	(2.79)%	55,291
Realty Income Corp.	22,089	(5.44)%	28,291
American Finance Trust, Inc.	18,543	(0.58)%	21,438
Healthcare Trust of America, Inc. — Class A	18,655	(1.84)%	21,208
Easterly Government Properties, Inc.	17,337	(1.35)%	14,274
Urban Edge Properties	30,724	(2.16)%	11,669
RLJ Lodging Trust	29,081	(1.63)%	10,165
Sunstone Hotel Investors, Inc.	44,965	(2.06)%	2,864
Omega Healthcare Investors, Inc.	31,010	(4.15)%	657
Healthcare Realty Trust, Inc.	18,794	(2.09)%	(2,696)
National Health Investors, Inc.	5,731	(1.42)%	(6,249)
Cousins Properties, Inc.	21,285	(2.89)%	(18,411)
Apple Hospitality REIT, Inc.	38,404	(2.16)%	(23,582)
Camden Property Trust	2,478	(1.21)%	(29,651)
Office Properties Income Trust	22,217	(2.40)%	(29,959)
Apartment Income REIT Corp.	20,247	(3.54)%	(31,225)
Corporate Office Properties Trust	20,472	(2.11)%	(37,910)
Industrial Logistics Properties Trust	12,664	(1.22)%	(58,752)
Digital Realty Trust, Inc.	3,955	(2.19)%	(60,645)
SITE Centers Corp.	47,179	(2.62)%	(72,724)
Federal Realty Investment Trust	5,420	(2.34)%	(77,536)
Retail Opportunity Investments Corp.	35,394	(2.31)%	(83,880)
STAG Industrial, Inc.	16,525	(2.28)%	(92,792)
SL Green Realty Corp.	5,960	(1.76)%	(97,062)
Washington Real Estate Investment Trust	27,142	(2.30)%	(97,364)
STORE Capital Corp.	34,616	(4.41)%	(104,286)
Essential Properties Realty Trust, Inc.	34,358	(3.43)%	(116,655)
Independence Realty Trust, Inc.	45,742	(3.08)%	(155,690)
Life Storage, Inc.	8,680	(3.44)%	(249,341)
Retail Properties of America, Inc. — Class A	50,730	(2.14)%	(260,705)
Mid-America Apartment Communities, Inc.	7,584	(4.71)%	(284,606)
CubeSmart	25,606	(4.37)%	(324,348)
Total Financial			(2,094,622)
Exchange-Traded Funds
Vanguard Real Estate ETF	32,736	(12.30)%	(271,208)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	7,362	(2.11)%	(27,018)
Total GS Equity Short Custom Basket			$(2,392,848)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2021.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$54,394,792	$—	$—	$54,394,792
Money Market Fund	12,799,671	—	—	12,799,671
Total Assets	$67,194,463	$—	$—	$67,194,463

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$4,868,964	$—	$4,868,964

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
CLOSED-END FUNDS† - 13.0%
BlackRock MuniYield Quality Fund, Inc.	75,885	$1,271,074
BlackRock MuniVest Fund, Inc.	87,202	838,883
BlackRock Municipal Income Quality Trust	52,930	829,942
Nuveen California Quality Municipal Income Fund	49,986	792,278
DWS Municipal Income Trust	53,020	648,435
BlackRock MuniHoldings Investment Quality Fund	40,009	590,933
Eaton Vance Municipal Income Trust	40,499	568,201
Invesco Trust for Investment Grade Municipals	39,112	548,350
Nuveen AMT-Free Municipal Credit Income Fund	29,838	532,907
BNY Mellon Strategic Municipals, Inc.	57,718	517,730
Nuveen Quality Municipal Income Fund	30,461	487,681
Invesco Municipal Trust	35,222	483,246
Invesco Advantage Municipal Income Trust II	37,925	463,064
Nuveen AMT-Free Quality Municipal Income Fund	29,451	462,381
BlackRock MuniHoldings California Quality Fund, Inc.	23,156	368,875
BlackRock MuniYield California Quality Fund, Inc.	20,003	315,047
Nuveen California AMT-Free Quality Municipal Income Fund	18,593	303,066
Invesco Municipal Opportunity Trust	14,142	192,331
BlackRock Municipal Income Trust	9,687	149,567
Total Closed-End Funds
(Cost $9,175,098)		10,363,991

MONEY MARKET FUND† - 0.2%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Shares, 0.01%[1]	163,675	163,675
Total Money Market Fund
(Cost $163,675)		163,675

	Face Amount
MUNICIPAL BONDS†† - 84.6%
California - 23.5%
Stockton Unified School District General Obligation Unlimited
due 08/01/33[2]	$2,000,000	1,573,795
due 08/01/37[2]	810,000	568,194
due 08/01/42[2]	250,000	149,764
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	2,500,000	2,217,858
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/39	1,000,000	1,293,657
5.00% due 05/15/44	100,000	126,105
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/50	1,000,000	1,287,933
San Bernardino Community College District General Obligation Unlimited
4.00% due 08/01/49	1,000,000	1,150,760
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,4]	1,000,000	955,779
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	589,293
due 08/01/30[2]	415,000	355,860
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	746,082
Sonoma Valley Unified School District General Obligation Unlimited
4.00% due 08/01/44	600,000	699,222
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	575,766
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/40	250,000	284,017
5.00% due 10/01/33	200,000	252,439
San Diego Unified School District General Obligation Unlimited
due 07/01/39[2]	1,000,000	528,707
Los Angeles Department of Water & Power System Revenue Bonds
5.00% due 07/01/43	500,000	522,820
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	522,725
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	373,281
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	300,000	327,815
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	165,000	170,008
5.00% due 08/01/40	120,000	140,303
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	307,078

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 84.6% (continued)
California - 23.5% (continued)
Riverside County Redevelopment Successor Agency Tax Allocation
due 10/01/37[3,4]	$250,000	$285,092
Gustine Unified School District General Obligation Unlimited
5.00% due 08/01/41	220,000	261,693
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	245,171	259,479
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	195,000	247,691
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	241,182
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	235,697
Stanton Redevelopment Agency Successor Agency Tax Allocation
5.00% due 12/01/40	180,000	216,176
Culver Redevelopment Agency Successor Agency Tax Allocation
due 11/01/23[2]	195,000	192,377
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	186,821
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	179,289
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	150,000	162,791
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	158,325
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	151,829
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	123,749
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	100,000	86,214
McKinleyville Union School District General Obligation Unlimited
due 08/01/21[2]	40,000	3,730
Total California		18,711,396
Texas - 14.0%
Denton County Housing Finance Corp. Revenue Bonds
2.15% due 11/01/38	2,000,000	2,112,602
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/45	1,250,000	1,565,385
5.00% due 01/01/27	200,000	237,548
Ysleta Independent School District General Obligation Unlimited
4.00% due 08/15/52	1,400,000	1,671,646
Cleveland Independent School District General Obligation Unlimited
4.00% due 02/15/52	1,000,000	1,187,436
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	748,138
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	223,848
5.00% due 08/15/22	35,000	36,873
Bexar County Hospital District General Obligation Limited
5.00% due 02/15/32	200,000	250,882
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	248,862
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	248,862
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	241,562
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	238,004
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/41	200,000	235,472
Bexar County Health Facilities Development Corp. Revenue Bonds
5.00% due 07/15/22	225,000	234,492
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	231,886
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	217,461

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 84.6% (continued)
Texas - 14.0% (continued)
Texas Tech University System Revenue Bonds
5.00% due 08/15/32	$200,000	$201,170
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	155,000	182,634
City of Fort Worth Texas Water & Sewer System Revenue Bonds
5.00% due 02/15/32	100,000	124,643
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	123,924
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	123,344
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	122,450
City of Houston Texas Combined Utility System Revenue Bonds
due 12/01/25[2]	125,000	121,524
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	100,000	121,074
Manor Independent School District General Obligation Unlimited
5.00% due 08/01/21	20,000	19,878
Dallas Independent School District General Obligation Unlimited
5.00% (VRDN) due 02/15/22[5]	15,000	15,299
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	10,000	10,866
San Antonio Education Facilities Corp. Revenue Bonds
5.00% due 06/01/23	10,000	10,818
City of Austin Texas Water & Wastewater System Revenue Bonds
5.00% due 11/15/21	10,000	10,076
Leander Independent School District General Obligation Unlimited
due 08/15/22[2]	5,000	3,078
due 08/15/24[2]	5,000	2,901
Total Texas		11,124,638
Arizona - 4.8%
City of Phoenix Civic Improvement Corp. Revenue Bonds
5.00% due 07/01/45	1,250,000	1,653,884
Arizona Industrial Development Authority Revenue Bonds
2.12% due 07/01/37	1,183,805	1,196,232
0.03%(VRDN) due 02/01/48[5]	300,000	300,000
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	304,814
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	265,117
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	125,376
Total Arizona		3,845,423
Illinois - 4.2%
Illinois Finance Authority Revenue Bonds
5.00% due 10/01/37	1,000,000	1,486,756
5.00% due 10/01/38	250,000	375,835
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	488,899
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	344,864
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	238,535
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	222,138
Cook County School District No. 104 Summit General Obligation Unlimited
due 12/01/22[2]	100,000	99,549
County of State Clair Illinois Highway Revenue Bonds
4.25% due 01/01/23	40,000	42,446
Boone McHenry & DeKalb Counties Community Unit School District 100 General Obligation Unlimited
due 12/01/21[2]	10,000	9,888
Total Illinois		3,308,910
New York - 3.9%
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/49	1,000,000	1,280,129
New York City Industrial Development Agency Revenue Bonds
4.00% due 03/01/32	500,000	607,241

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 84.6% (continued)
New York - 3.9% (continued)
New York Transportation Development Corp. Revenue Bonds
5.00% due 12/01/22	$250,000	$266,212
5.00% due 07/01/34	200,000	225,347
New York State Dormitory Authority Revenue Bonds
4.00% due 08/01/43	250,000	289,180
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	279,525
New York Power Authority Revenue Bonds
4.00% due 11/15/45	100,000	119,529
Total New York		3,067,163
Michigan - 3.3%
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,000,000	1,058,343
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	500,000	519,738
5.00% due 05/01/30	300,000	311,920
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	240,180
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	216,328
City of Detroit Michigan Water Supply System Revenue Bonds
5.00% due 07/01/21	200,000	200,000
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	113,632
Total Michigan		2,660,141
Colorado - 2.9%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	845,930
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	452,603
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	255,042
Board of Governors of Colorado State University System Revenue Bonds
5.00% due 03/01/41	200,000	241,473
City & County of Denver Colorado Revenue Bonds
due 08/01/30[2]	200,000	160,828
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	133,772
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	124,448
University of Colorado Revenue Bonds
0.02%(VRDN) due 06/01/50[5]	100,000	100,000
Total Colorado		2,314,096
Oregon - 2.8%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	980,226
due 06/15/50[2]	400,000	182,947
due 06/15/49[2]	350,000	165,797
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	800,567
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	121,887
Total Oregon		2,251,424
Ohio - 2.7%
Dayton-Montgomery County Port Authority Revenue Bonds
1.84% due 09/01/38	1,600,000	1,609,696
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	251,692
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	235,658
City of Middleburg Heights Ohio Revenue Bonds
5.00% due 08/01/22	15,000	15,637
Ohio Higher Educational Facility Commission Revenue Bonds
5.00% due 01/01/22	15,000	15,215
Total Ohio		2,127,898
Washington - 2.5%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
5.00% due 09/01/27	500,000	518,983
5.25% due 09/01/32	500,000	518,118
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	245,725
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	241,848
Washington State Convention Center Public Facilities District Revenue Bonds
5.00% due 07/01/48	200,000	241,630

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 84.6% (continued)
Washington - 2.5% (continued)
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	$200,000	$240,182
Total Washington		2,006,486
District of Columbia - 2.3%
District of Columbia Revenue Bonds
4.00% due 03/01/39	1,000,000	1,196,715
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	340,286
5.00% due 06/01/32	275,000	310,586
Total District of Columbia		1,847,587
Georgia - 1.9%
Private Colleges & Universities Authority Revenue Bonds
5.00% due 09/01/48	1,000,000	1,267,226
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	236,615
due 12/01/21[2]	20,000	19,786
Richmond County Development Authority Revenue Bonds
due 12/01/21[2]	10,000	9,894
Total Georgia		1,533,521
Pennsylvania - 1.9%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	567,416
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	348,236
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	300,000	330,729
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	128,928
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
5.25% due 08/15/21	75,000	75,461
Owen J Roberts School District General Obligation Unlimited
5.00% due 05/15/23	25,000	27,248
Township of Cheltenham Pennsylvania General Obligation Unlimited
3.00% due 07/01/21	10,000	9,900
City of Erie Pennsylvania General Obligation Unlimited
3.10% due 11/15/22	5,000	5,143
Total Pennsylvania		1,493,061
Louisiana - 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
5.00% due 10/01/37	500,000	585,979
5.00% due 10/01/26	150,000	182,582
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	308,970
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,956
Total Louisiana		1,083,487
North Carolina - 1.1%
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	368,955
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	300,000	367,683
County of New Hanover North Carolina Revenue Bonds
5.00% due 10/01/22	150,000	158,691
North Carolina Eastern Municipal Power Agency Revenue Bonds
4.50% due 01/01/22	10,000	10,118
North Carolina Medical Care Commission Revenue Bonds
6.63% due 07/01/21	10,000	9,900
Total North Carolina		915,347
West Virginia - 1.1%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	518,029
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	359,102
Total West Virginia		877,131
New Jersey - 1.0%
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	376,714
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	307,882
North Hudson Sewerage Authority Revenue Bonds
due 12/15/21[2]	50,000	49,943

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 84.6% (continued)
New Jersey - 1.0% (continued)
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.25% due 07/01/21	$35,000	$35,000
Total New Jersey		769,539
Virginia - 1.0%
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/25	250,000	291,230
University of Virginia Revenue Bonds
5.00% due 04/01/38	200,000	245,366
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	219,443
City of Norfolk Virginia General Obligation Unlimited
2.50% due 10/01/46[3]	5,000	5,093
Total Virginia		761,132
Mississippi - 0.9%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	505,397
6.25% due 10/01/26	230,000	232,560
Total Mississippi		737,957
Tennessee - 0.9%
City of Shelbyville & Bedford County Health Educational & Housing Facility Board Revenue Bonds
2.21% due 06/01/38	500,000	503,648
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	210,711
Total Tennessee		714,359
Oklahoma - 0.9%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	435,439
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	251,236
Total Oklahoma		686,675
Arkansas - 0.8%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	390,628
University of Arkansas Revenue Bonds
5.00% due 11/01/47	200,000	248,696
Total Arkansas		639,324
Puerto Rico - 0.7%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	250,000	270,645
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	250,000	266,676
Commonwealth of Puerto Rico General Obligation Unlimited
5.25% due 07/01/24	45,000	46,142
Total Puerto Rico		583,463
Alaska - 0.4%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	300,077
Nevada - 0.3%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	269,910
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	254,539
Connecticut - 0.3%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	250,000	254,475
South Carolina - 0.3%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	252,912
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	235,553
Massachusetts - 0.2%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	194,375
3.00% due 10/01/21	15,000	14,957
Total Massachusetts		209,332
Florida - 0.2%
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	100,000	128,756
City of Tampa Florida Water & Wastewater System Revenue Bonds
3.00% due 10/01/21	40,000	40,285
Tampa-Hillsborough County Expressway Authority Revenue Bonds
5.00% due 07/01/22	20,000	20,768

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount	Value
MUNICIPAL BONDS†† - 84.6% (continued)
Florida - 0.2% (continued)
Florida Higher Educational Facilities Financial Authority Revenue Bonds
3.00% due 12/01/22	$15,000	$15,438
Total Florida		205,247
South Dakota - 0.2%
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue Bonds
5.00% due 04/01/34	150,000	185,030
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds
5.00% due 10/01/41	100,000	120,445
Jeffersonville Housing, Inc. Revenue Bonds
7.25% due 11/15/21	50,000	51,257
Total Indiana		171,702
Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	121,783
Riley County Unified School District No. 383 Manhattan-Ogden General Obligation Unlimited
due 09/01/21[2]	25,000	16,413
Total Kansas		138,196
Idaho - 0.2%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 07/15/30	100,000	129,491
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	124,998
Utah - 0.2%
South Davis Metro Fire Service Area Revenue Bonds
5.00% due 12/01/34	100,000	123,208
Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	122,477
Iowa - 0.1%
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/26[5]	100,000	120,231
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
5.00% due 01/01/23	60,000	64,294
Maryland - 0.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/22	15,000	15,576
4.25% due 07/01/22	10,000	10,289
4.00% due 07/01/22	10,000	10,264
5.00% due 07/01/27	5,000	5,689
Total Maryland		41,818
New Mexico - 0.0%
City of Albuquerque New Mexico Revenue Bonds
5.00% due 07/01/25	30,000	33,348
Wisconsin - 0.0%
State of Wisconsin General Obligation Unlimited
5.00% due 05/01/22	25,000	26,012
Total Municipal Bonds
(Cost $63,665,220)		67,323,008

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.5%
Government Agency - 2.5%
Freddie Mac Multifamily
1.90% due 11/25/37	1,993,643	2,013,324
Total Collateralized Mortgage Obligations
(Cost $2,051,898)		2,013,324

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
0.03% due 09/09/21[6,7]	600,000	599,946
0.02% due 11/12/21[6,7]	155,000	154,970
0.05% due 08/26/21[6,7]	100,000	99,993
0.02% due 04/21/22[6,7]	56,000	55,975
0.02% due 08/26/21[6,7]	30,000	29,998
0.03% due 11/18/21[6,7]	30,000	29,994
Total U.S. Treasury Bills
(Cost $970,931)		970,876
Total Investments - 101.5%
(Cost $76,026,822)		$80,834,874
Other Assets & Liabilities, net - (1.5)%		(1,206,534)
Total Net Assets - 100.0%		$79,628,340

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.21%	Quarterly	11/24/50	$1,600,000	$220,944	$321	$220,623
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.28%	Quarterly	11/04/50	1,200,000	146,448	314	146,134
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.67%	Quarterly	02/05/51	800,000	18,152	310	17,842
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.57%	Quarterly	01/28/51	200,000	9,574	299	9,275
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.98%	Quarterly	05/28/51	1,200,000	(55,200)	320	(55,520)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.09%	Quarterly	03/16/51	1,600,000	(123,872)	(906)	(122,966)
								$216,046	$658	$215,388

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2021.
[2]	Zero coupon rate security.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.
[4]	Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date.
[5]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2021.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2021.

BofA — Bank of America

CME — Chicago Mercantile Exchange

LIBOR — London Interbank Offered Rate

VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$10,363,991	$—	$—	$10,363,991
Money Market Fund	163,675	—	—	163,675
Municipal Bonds	—	67,323,008	—	67,323,008
Collateralized Mortgage Obligations	—	2,013,324	—	2,013,324
U.S. Treasury Bills	—	970,876	—	970,876
Interest Rate Swap Agreements**	—	393,874	—	393,874
Total Assets	$10,527,666	$70,701,082	$—	$81,228,748

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$178,486	$—	$178,486

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
City of Norfolk Virginia General Obligation Unlimited, 2.50% due 10/01/46	3.00%	10/01/22	3.75% - 5.00%	10/01/26 - 10/01/41
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32	—	—
Riverside County Redevelopment Successor Agency Tax Allocation, due 10/01/37	5.00%	10/01/21	—	—

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 95.0%
REITs - 92.4%
REITs-Diversified - 16.7%
Equinix, Inc.[1]	40,413	$32,435,474
Digital Realty Trust, Inc.	67,943	10,222,704
Gaming and Leisure Properties, Inc.[2]	190,781	8,838,884
CyrusOne, Inc.	115,055	8,228,734
VICI Properties, Inc.[1]	217,615	6,750,417
Duke Realty Corp.[2]	101,544	4,808,108
DigitalBridge Group, Inc.*	583,301	4,608,078
WP Carey, Inc.[2]	39,670	2,960,175
EPR Properties*	16,258	856,471
Total REITs-Diversified		79,709,045
REITs-Apartments - 14.5%
AvalonBay Communities, Inc.[2]	80,447	16,788,484
Equity Residential	206,121	15,871,317
Invitation Homes, Inc.[2]	342,982	12,789,799
Essex Property Trust, Inc.	20,182	6,054,802
American Campus Communities, Inc.	96,938	4,528,943
UDR, Inc.	84,798	4,153,406
American Homes 4 Rent — Class A2	105,307	4,091,177
Mid-America Apartment Communities, Inc.	22,993	3,872,481
Camden Property Trust[2]	9,940	1,318,740
Total REITs-Apartments		69,469,149
REITs-Health Care - 10.8%
Welltower, Inc.	196,504	16,329,482
Ventas, Inc.[2]	222,163	12,685,507
Healthpeak Properties, Inc.[2]	348,748	11,609,821
CareTrust REIT, Inc.	280,785	6,522,636
Medical Properties Trust, Inc.	231,484	4,652,828
Total REITs-Health Care		51,800,274
REITs-Warehouse/Industries - 10.7%
Prologis, Inc.[1]	290,420	34,713,903
Americold Realty Trust[2]	153,021	5,791,845
Rexford Industrial Realty, Inc.	82,359	4,690,345
Terreno Realty Corp.[2]	56,182	3,624,863
Innovative Industrial Properties, Inc.	11,219	2,143,053
Total REITs-Warehouse/Industries		50,964,009
REITs-Office Property - 8.7%
Alexandria Real Estate Equities, Inc.	69,178	12,586,245
Boston Properties, Inc.	65,527	7,508,739
Hudson Pacific Properties, Inc.	162,828	4,529,875
SL Green Realty Corp.[2]	52,909	4,232,698
Empire State Realty Trust, Inc. — Class A	300,626	3,607,512
Kilroy Realty Corp.	44,780	3,118,479
Highwoods Properties, Inc.	62,099	2,805,012
JBG SMITH Properties	47,381	1,492,975
American Assets Trust, Inc.	22,940	855,433
Columbia Property Trust, Inc.	45,690	794,549
Total REITs-Office Property		41,531,517
REITs-Storage - 8.3%
Public Storage[2]	56,712	17,052,731
Extra Space Storage, Inc.[2]	62,289	10,204,184
National Storage Affiliates Trust	82,359	4,164,071
Life Storage, Inc.	38,462	4,128,896
Iron Mountain, Inc.	95,366	4,035,889
Total REITs-Storage		39,585,771
REITs-Hotels - 5.9%
MGM Growth Properties LLC — Class A	206,457	7,560,455
Xenia Hotels & Resorts, Inc.*	385,047	7,211,930
Ryman Hospitality Properties, Inc.*	61,637	4,866,858
DiamondRock Hospitality Co.*	443,526	4,302,202
Pebblebrook Hotel Trust	125,708	2,960,423
Host Hotels & Resorts, Inc.*	88,221	1,507,697
Total REITs-Hotels		28,409,565
REITs-Shopping Centers - 5.7%
Regency Centers Corp.	154,063	9,870,816
Brixmor Property Group, Inc.	422,600	9,673,314
Kimco Realty Corp.	227,239	4,737,933
Acadia Realty Trust	144,179	3,166,171
Total REITs-Shopping Centers		27,448,234
REITs-Single Tenant - 4.9%
Agree Realty Corp.[2]	98,890	6,970,756
Realty Income Corp.[2]	88,212	5,887,269
National Retail Properties, Inc.	109,952	5,154,550
Four Corners Property Trust, Inc.[2]	184,248	5,087,087
NETSTREIT Corp.	10,741	247,687
Total REITs-Single Tenant		23,347,349
REITs-Regional Malls - 3.3%
Simon Property Group, Inc.	120,032	15,661,775
REITs-Manufactured Homes - 2.9%
Sun Communities, Inc.[2]	53,972	9,250,801
Equity LifeStyle Properties, Inc.	65,729	4,884,322
Total REITs-Manufactured Homes		14,135,123
Total REITs		442,061,811
Home Builders - 1.2%
Buildings - Residential/Commercial - 1.2%
Lennar Corp. — Class A	28,156	2,797,299
PulteGroup, Inc.	51,055	2,786,071
Total Buildings - Residential/Commercial		5,583,370
Total Home Builders		5,583,370
Lodging - 0.8%
Hotels & Motels - 0.8%
Hilton Grand Vacations, Inc.*	89,641	3,710,241
Entertainment - 0.5%
Resorts/Theme Parks - 0.5%
Marriott Vacations Worldwide Corp.*	14,553	2,318,293

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 95.0% (continued)
Real Estate - 0.1%
Real Estate Management/Services - 0.1%
Jones Lang LaSalle, Inc.*	3,185	$622,540
Total Common Stocks
(Cost $376,654,165)		454,296,255

MONEY MARKET FUND† - 5.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	24,210,590	24,210,590
Total Money Market Fund
(Cost $24,210,590)		24,210,590
Total Investments - 100.1%
(Cost $400,864,755)		$478,506,845

COMMON STOCKS SOLD SHORT† - (6.7)%
Lodging - (0.2)%
Hotels & Motels - (0.2)%
Hyatt Hotels Corp. — Class A*	9,873	(766,540)
REITs - (6.5)%
REITs-Warehouse/Industries - (0.3)%
Industrial Logistics Properties Trust	16,647	(435,153)
STAG Industrial, Inc.	21,731	(813,391)
Total REITs-Warehouse/Industries		(1,248,544)
REITs-Hotels - (0.4)%
RLJ Lodging Trust	39,003	(594,016)
Sunstone Hotel Investors, Inc.*	58,988	(732,631)
Apple Hospitality REIT, Inc.	50,576	(771,790)
Total REITs-Hotels		(2,098,437)
REITs-Storage - (0.6)%
Life Storage, Inc.	11,443	(1,228,352)
CubeSmart	33,778	(1,564,597)
Total REITs-Storage		(2,792,949)
REITs-Diversified - (0.6)%
American Finance Trust, Inc.	24,849	(210,719)
Washington Real Estate Investment Trust	35,759	(822,457)
Digital Realty Trust, Inc.	11,954	(1,798,599)
Total REITs-Diversified		(2,831,775)
REITs-Shopping Centers - (0.8)%
Retail Opportunity Investments Corp.	23,309	(411,637)
Retail Properties of America, Inc. — Class A	57,904	(663,001)
Urban Edge Properties	41,268	(788,219)
Federal Realty Investment Trust	7,329	(858,739)
SITE Centers Corp.	63,131	(950,753)
Total REITs-Shopping Centers		(3,672,349)
REITs-Health Care - (0.9)%
National Health Investors, Inc.	4,994	(334,848)
Healthcare Trust of America, Inc. — Class A	24,535	(655,085)
Healthcare Realty Trust, Inc.	24,727	(746,755)
LTC Properties, Inc.	26,441	(1,015,070)
Omega Healthcare Investors, Inc.	41,453	(1,504,329)
Total REITs-Health Care		(4,256,087)
REITs-Apartments - (0.9)%
Camden Property Trust[2]	3,344	(443,648)
Independence Realty Trust, Inc.	60,188	(1,097,227)
Apartment Income REIT Corp.	26,668	(1,264,863)
Mid-America Apartment Communities, Inc.	9,983	(1,681,337)
Total REITs-Apartments		(4,487,075)
REITs-Office Property - (1.0)%
SL Green Realty Corp.[2]	5,622	(449,760)
Easterly Government Properties, Inc.	22,776	(480,118)
Corporate Office Properties Trust	26,947	(754,247)
Office Properties Income Trust	29,753	(872,060)
Cousins Properties, Inc.	28,801	(1,059,301)
Equity Commonwealth	44,019	(1,153,298)
Total REITs-Office Property		(4,768,784)
REITs-Single Tenant - (1.0)%
Essential Properties Realty Trust, Inc.	45,287	(1,224,561)
STORE Capital Corp.	46,583	(1,607,579)
Realty Income Corp.[2]	29,683	(1,981,043)
Total REITs-Single Tenant		(4,813,183)
Total REITs		(30,969,183)
Total Common Stocks Sold Short
(Proceeds $31,153,041)		(31,735,723)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.9)%
Vanguard Real Estate ETF	43,891	(4,467,665)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,361,796)		(4,467,665)
Total Securities Sold Short - (7.6)%
(Proceeds $35,514,837)		$(36,203,388)
Other Assets & Liabilities, net - 7.5%		36,099,884
Total Net Assets - 100.0%		$478,403,341

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.50% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	$57,234,042	$6,134,688
Goldman Sachs International	GS Equity Custom Basket	0.55% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	57,234,051	6,116,231
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.50% (Federal Funds Rate + 0.40%)	At Maturity	10/22/25	16,243,649	1,770,301
Goldman Sachs International	GS Equity Custom Basket	0.55% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	16,243,649	1,769,090
					$146,955,391	$15,790,310
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Custom Basket	(0.10%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$57,462,868	$(4,063,501)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.20%) (Federal Funds Rate - 0.30%)	At Maturity	06/12/24	58,353,987	(4,283,660)
					$115,816,855	$(8,347,161)

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Prologis, Inc.	11,140	8.18%	$209,975
Equinix, Inc.	1,571	7.76%	190,262
Public Storage	2,097	3.88%	135,740
Simon Property Group, Inc.	4,667	3.75%	95,700
Welltower, Inc.	7,216	3.69%	87,186
Invitation Homes, Inc.	12,898	2.96%	83,566
Extra Space Storage, Inc.	2,029	2.05%	80,074
AvalonBay Communities, Inc.	2,838	3.65%	75,263
Equity Residential	7,375	3.50%	55,868
Alexandria Real Estate Equities, Inc.	2,503	2.80%	43,466
Sun Communities, Inc.	1,820	1.92%	39,629
Digital Realty Trust, Inc.	2,382	2.21%	39,561
Regency Centers Corp.	4,981	1.96%	38,350
DigitalBridge Group, Inc.	21,912	1.07%	31,972
Equity LifeStyle Properties, Inc.	2,556	1.17%	31,501
Healthpeak Properties, Inc.	12,522	2.57%	29,438
VICI Properties, Inc.	7,442	1.42%	29,373
Iron Mountain, Inc.	3,709	0.97%	28,471
Boston Properties, Inc.	2,235	1.58%	28,176
Mid-America Apartment Communities, Inc.	895	0.93%	27,531
Life Storage, Inc.	1,496	0.99%	26,962
Duke Realty Corp.	3,948	1.15%	26,795
UDR, Inc.	3,300	1.00%	26,286
American Homes 4 Rent — Class A	4,094	0.98%	25,970
Rexford Industrial Realty, Inc.	3,202	1.12%	25,884
Essex Property Trust, Inc.	785	1.45%	25,649
Ventas, Inc.	7,921	2.78%	24,707
Brixmor Property Group, Inc.	14,375	2.03%	24,467
Gaming and Leisure Properties, Inc.	6,546	1.87%	23,354
National Storage Affiliates Trust	3,202	1.00%	20,496
Realty Income Corp.	3,429	1.41%	18,866
MGM Growth Properties LLC — Class A	6,742	1.52%	17,824
National Retail Properties, Inc.	4,276	1.23%	16,582
Terreno Realty Corp.	1,892	0.75%	14,718
Kimco Realty Corp.	8,843	1.14%	14,423
SL Green Realty Corp.	2,058	1.01%	12,314
Camden Property Trust	387	0.32%	10,931
Agree Realty Corp.	3,209	1.39%	9,325
WP Carey, Inc.	1,542	0.71%	8,954
CyrusOne, Inc.	4,047	1.78%	8,172
Americold Realty Trust	5,151	1.20%	7,906
Highwoods Properties, Inc.	2,047	0.57%	7,277
Kilroy Realty Corp.	1,741	0.75%	7,190
Empire State Realty Trust, Inc. — Class A	9,056	0.67%	5,773
Innovative Industrial Properties, Inc.	396	0.47%	4,981
Hudson Pacific Properties, Inc.	4,594	0.79%	3,190
EPR Properties	633	0.21%	2,942
Acadia Realty Trust	3,427	0.46%	2,746
American Campus Communities, Inc.	3,089	0.89%	2,096
Pebblebrook Hotel Trust	4,787	0.69%	2,059
Host Hotels & Resorts, Inc.	3,359	0.35%	1,723
Ryman Hospitality Properties, Inc.	1,746	0.85%	(961)
Columbia Property Trust, Inc.	1,739	0.19%	(992)
JBG SMITH Properties	1,843	0.36%	(2,288)
Four Corners Property Trust, Inc.	5,783	0.98%	(2,640)
CareTrust REIT, Inc.	9,331	1.33%	(4,551)
Xenia Hotels & Resorts, Inc.	12,177	1.40%	(8,320)
DiamondRock Hospitality Co.	17,239	1.03%	(9,333)
Medical Properties Trust, Inc.	7,972	0.99%	(11,785)
Total Financial			1,770,794
Consumer, Cyclical
Hilton Grand Vacations, Inc.	2,858	0.73%	7,124
Lennar Corp. — Class A	851	0.52%	2,003
PulteGroup, Inc.	1,543	0.52%	1,635
Marriott Vacations Worldwide Corp.	428	0.40%	(11,255)
Total Consumer, Cyclical			(493)
Total MS Equity Long Custom Basket			$1,770,301

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Extra Space Storage, Inc.	16,099	4.60%	$735,166
Regency Centers Corp.	41,236	4.62%	522,637
Public Storage	6,216	3.27%	407,212
AvalonBay Communities, Inc.	11,904	4.34%	388,097
Innovative Industrial Properties, Inc.	3,289	1.10%	367,145
Ventas, Inc.	29,277	2.92%	359,822
Sun Communities, Inc.	11,386	3.41%	344,757
Equity Residential	26,169	3.52%	298,818
Gaming and Leisure Properties, Inc.	35,718	2.89%	254,409
Welltower, Inc.	17,309	2.51%	253,071
VICI Properties, Inc.	41,874	2.27%	248,630
American Assets Trust, Inc.	36,652	2.39%	229,479
Terreno Realty Corp.	16,634	1.88%	212,436
Jones Lang LaSalle, Inc.	5,057	1.73%	201,550
Boston Properties, Inc.	12,763	2.56%	170,691
Brixmor Property Group, Inc.	84,853	3.39%	155,852
Healthpeak Properties, Inc.	42,527	2.47%	150,685
Alexandria Real Estate Equities, Inc.	7,637	2.43%	145,972
Invitation Homes, Inc.	17,864	1.16%	132,776
MGM Growth Properties LLC — Class A	52,751	3.38%	126,195
Hudson Pacific Properties, Inc.	71,200	3.46%	123,223
Prologis, Inc.	6,187	1.29%	94,506
NETSTREIT Corp.	18,907	0.76%	88,652
Highwoods Properties, Inc.	15,055	1.19%	77,150
Agree Realty Corp.	26,034	3.21%	71,837
Acadia Realty Trust	89,436	3.43%	51,442
CyrusOne, Inc.	24,059	3.01%	49,053
Empire State Realty Trust, Inc. — Class A	107,517	2.25%	45,278
Americold Realty Trust	32,641	2.16%	29,697
American Campus Communities, Inc.	27,839	2.27%	17,840
Ryman Hospitality Properties, Inc.	25,079	3.46%	14,627
Four Corners Property Trust, Inc.	56,629	2.73%	(22,611)
Xenia Hotels & Resorts, Inc.	103,965	3.40%	(41,210)
CareTrust REIT, Inc.	64,955	2.64%	(53,067)
Medical Properties Trust, Inc.	42,127	1.48%	(74,510)
Total Financial			6,177,307
Consumer, Cyclical
Hilton Grand Vacations, Inc.	20,800	1.50%	20,380
Lennar Corp. — Class A	9,980	1.73%	17,726
PulteGroup, Inc.	18,096	1.73%	13,585
Marriott Vacations Worldwide Corp.	5,256	1.46%	(94,310)
Total Consumer, Cyclical			(42,619)
Total MS Equity Long Custom Basket			$6,134,688

MS EQUITY SHORT CUSTOM BASKET
Financial
LTC Properties, Inc.	42,030	(2.76)%	115,592
Equity Commonwealth	69,967	(3.14)%	114,725
Realty Income Corp.	47,229	(5.40)%	72,716
Healthcare Trust of America, Inc. — Class A	39,100	(1.79)%	45,698
American Finance Trust, Inc.	39,513	(0.57)%	43,837
RLJ Lodging Trust	61,996	(1.62)%	33,397
Easterly Government Properties, Inc.	36,337	(1.31)%	27,457
Urban Edge Properties	65,594	(2.15)%	23,779
Sunstone Hotel Investors, Inc.	94,236	(2.01)%	19,753
National Health Investors, Inc.	15,959	(1.83)%	15,612
Healthcare Realty Trust, Inc.	39,391	(2.04)%	4,166
Omega Healthcare Investors, Inc.	65,842	(4.09)%	(1,949)
Apple Hospitality REIT, Inc.	80,486	(2.10)%	(28,273)
Cousins Properties, Inc.	45,694	(2.88)%	(32,738)
Corporate Office Properties Trust	42,904	(2.06)%	(59,406)
Apartment Income REIT Corp.	42,436	(3.45)%	(60,482)
Camden Property Trust	5,320	(1.21)%	(60,565)
Office Properties Income Trust	47,384	(2.38)%	(61,083)
Industrial Logistics Properties Trust	26,543	(1.19)%	(95,214)
Digital Realty Trust, Inc.	8,293	(2.14)%	(107,656)
SITE Centers Corp.	100,614	(2.60)%	(131,496)
Washington Real Estate Investment Trust	56,885	(2.24)%	(135,783)
Federal Realty Investment Trust	11,637	(2.34)%	(146,898)
STAG Industrial, Inc.	34,635	(2.22)%	(165,935)
Retail Opportunity Investments Corp.	81,146	(2.46)%	(192,855)
Essential Properties Realty Trust, Inc.	72,009	(3.34)%	(216,879)
STORE Capital Corp.	74,013	(4.38)%	(232,611)
SL Green Realty Corp.	18,370	(2.52)%	(250,571)
Independence Realty Trust, Inc.	95,864	(2.99)%	(289,172)
Life Storage, Inc.	18,190	(3.35)%	(458,560)
Retail Properties of America, Inc. — Class A	119,273	(2.34)%	(494,071)
Mid-America Apartment Communities, Inc.	15,896	(4.59)%	(520,191)
CubeSmart	53,667	(4.26)%	(583,177)
Total Financial			(3,808,833)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	15,694	(2.08)%	(12,027)
Exchange-Traded Funds
Vanguard Real Estate ETF	69,752	(12.17)%	(462,800)
Total MS Equity Short Custom Basket			$(4,283,660)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Prologis, Inc.	11,140	8.18%	$209,762
Equinix, Inc.	1,571	7.76%	189,249
Public Storage	2,097	3.88%	135,588
Simon Property Group, Inc.	4,667	3.75%	95,586
Welltower, Inc.	7,216	3.69%	87,027
Invitation Homes, Inc.	12,898	2.96%	83,495
Extra Space Storage, Inc.	2,029	2.05%	80,036
AvalonBay Communities, Inc.	2,838	3.65%	75,358
Equity Residential	7,375	3.50%	55,867
Alexandria Real Estate Equities, Inc.	2,503	2.80%	43,300
Digital Realty Trust, Inc.	2,382	2.21%	39,529
Sun Communities, Inc.	1,820	1.92%	39,481
Regency Centers Corp.	4,981	1.96%	38,407
DigitalBridge Group, Inc.	21,912	1.07%	32,003
Equity LifeStyle Properties, Inc.	2,556	1.17%	31,546
Healthpeak Properties, Inc.	12,522	2.57%	29,444
VICI Properties, Inc.	7,442	1.42%	29,399
Iron Mountain, Inc.	3,709	0.97%	28,466
Boston Properties, Inc.	2,235	1.58%	28,112
Mid-America Apartment Communities, Inc.	895	0.93%	27,576
Life Storage, Inc.	1,496	0.99%	26,980
Duke Realty Corp.	3,948	1.15%	26,759
UDR, Inc.	3,300	1.00%	26,261
American Homes 4 Rent — Class A	4,094	0.98%	25,991
Rexford Industrial Realty, Inc.	3,202	1.12%	25,871
Essex Property Trust, Inc.	785	1.45%	25,626
Brixmor Property Group, Inc.	14,375	2.03%	24,685
Ventas, Inc.	7,921	2.78%	24,587
Gaming and Leisure Properties, Inc.	6,546	1.87%	23,229
National Storage Affiliates Trust	3,202	1.00%	20,511
Realty Income Corp.	3,429	1.41%	18,891
MGM Growth Properties LLC — Class A	6,742	1.52%	17,777
National Retail Properties, Inc.	4,276	1.23%	16,337
Terreno Realty Corp.	1,892	0.75%	14,727
Kimco Realty Corp.	8,843	1.14%	14,417
SL Green Realty Corp.	2,058	1.01%	12,311
Camden Property Trust	387	0.32%	10,912
Agree Realty Corp.	3,209	1.39%	9,253
WP Carey, Inc.	1,542	0.71%	8,889
CyrusOne, Inc.	4,047	1.78%	8,216
Americold Realty Trust	5,151	1.20%	7,978
Highwoods Properties, Inc.	2,047	0.57%	7,239
Kilroy Realty Corp.	1,741	0.75%	7,165
Empire State Realty Trust, Inc. — Class A	9,056	0.67%	5,820
Innovative Industrial Properties, Inc.	396	0.47%	5,035
Hudson Pacific Properties, Inc.	4,594	0.79%	3,174
EPR Properties	633	0.21%	2,943
Acadia Realty Trust	3,427	0.46%	2,703
American Campus Communities, Inc.	3,089	0.89%	2,138
Pebblebrook Hotel Trust	4,787	0.69%	2,035
Host Hotels & Resorts, Inc.	3,359	0.35%	1,725
Columbia Property Trust, Inc.	1,739	0.19%	(922)
Ryman Hospitality Properties, Inc.	1,746	0.85%	(962)
Four Corners Property Trust, Inc.	5,783	0.98%	(1,712)
JBG SMITH Properties	1,843	0.36%	(2,305)
CareTrust REIT, Inc.	9,331	1.33%	(4,580)
Xenia Hotels & Resorts, Inc.	12,177	1.40%	(8,130)
DiamondRock Hospitality Co.	17,239	1.03%	(9,284)
Medical Properties Trust, Inc.	7,972	0.99%	(11,791)
Total Financial			1,769,730
Consumer, Cyclical
Hilton Grand Vacations, Inc.	2,858	0.73%	7,084
Lennar Corp. — Class A	851	0.52%	2,001
PulteGroup, Inc.	1,543	0.52%	1,611
Marriott Vacations Worldwide Corp.	428	0.40%	(11,336)
Total Consumer, Cyclical			(640)
Total GS Equity Long Custom Basket			$1,769,090

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Extra Space Storage, Inc.	16,099	4.61%	$735,133
Regency Centers Corp.	41,236	4.62%	521,671
Public Storage	6,216	3.27%	407,367
AvalonBay Communities, Inc.	11,904	4.34%	386,274
Innovative Industrial Properties, Inc.	3,289	1.10%	371,105
Ventas, Inc.	29,277	2.92%	359,701
Sun Communities, Inc.	11,386	3.41%	346,087
Equity Residential	26,169	3.52%	295,397
Gaming and Leisure Properties, Inc.	35,718	2.89%	255,119
Welltower, Inc.	17,309	2.51%	252,697
VICI Properties, Inc.	41,874	2.27%	247,476
American Assets Trust, Inc.	36,652	2.39%	235,364
Terreno Realty Corp.	16,634	1.88%	214,079
Jones Lang LaSalle, Inc.	5,057	1.73%	201,853
Boston Properties, Inc.	12,763	2.56%	170,243
Brixmor Property Group, Inc.	84,853	3.39%	156,232
Healthpeak Properties, Inc.	42,527	2.47%	151,671
Alexandria Real Estate Equities, Inc.	7,637	2.43%	136,296
Invitation Homes, Inc.	17,864	1.16%	133,046
MGM Growth Properties LLC — Class A	52,751	3.38%	124,890
Hudson Pacific Properties, Inc.	71,200	3.46%	122,895
Prologis, Inc.	6,187	1.29%	94,405
NETSTREIT Corp.	18,907	0.76%	87,145
Highwoods Properties, Inc.	15,055	1.19%	77,109
Agree Realty Corp.	26,034	3.21%	64,963
Acadia Realty Trust	89,436	3.43%	50,333
CyrusOne, Inc.	24,059	3.01%	49,178
Empire State Realty Trust, Inc. — Class A	107,517	2.25%	45,512
Americold Realty Trust	32,641	2.16%	28,774
Ryman Hospitality Properties, Inc.	25,079	3.46%	15,056
American Campus Communities, Inc.	27,839	2.27%	14,095
Four Corners Property Trust, Inc.	56,629	2.73%	(15,160)
Xenia Hotels & Resorts, Inc.	103,965	3.40%	(47,016)
CareTrust REIT, Inc.	64,955	2.64%	(53,950)
Medical Properties Trust, Inc.	42,127	1.48%	(74,580)
Total Financial			6,160,460
Consumer, Cyclical
Hilton Grand Vacations, Inc.	20,800	1.50%	19,836
Lennar Corp. — Class A	9,980	1.73%	18,695
PulteGroup, Inc.	18,096	1.73%	14,223
Marriott Vacations Worldwide Corp.	5,256	1.45%	(96,983)
Total Consumer, Cyclical			(44,229)
Total GS Equity Long Custom Basket			$6,116,231

GS EQUITY SHORT CUSTOM BASKET
Financial
LTC Properties, Inc.	42,030	(2.81)%	$116,795
Equity Commonwealth	69,967	(3.19)%	113,932
Realty Income Corp.	47,229	(5.49)%	66,091
Healthcare Trust of America, Inc. — Class A	39,100	(1.82)%	45,900
American Finance Trust, Inc.	39,513	(0.58)%	44,982
RLJ Lodging Trust	61,996	(1.64)%	33,495
Easterly Government Properties, Inc.	36,337	(1.33)%	27,460
Urban Edge Properties	65,594	(2.18)%	24,912
Sunstone Hotel Investors, Inc.	94,236	(2.04)%	19,753
National Health Investors, Inc.	14,994	(1.75)%	16,407
Omega Healthcare Investors, Inc.	65,842	(4.16)%	4,283
Healthcare Realty Trust, Inc.	39,391	(2.07)%	4,068
Apple Hospitality REIT, Inc.	80,486	(2.14)%	(28,123)
Cousins Properties, Inc.	45,694	(2.92)%	(32,746)
Apartment Income REIT Corp.	42,436	(3.50)%	(57,498)
Office Properties Income Trust	47,384	(2.42)%	(58,907)
Corporate Office Properties Trust	42,904	(2.09)%	(59,505)
Camden Property Trust	5,320	(1.23)%	(60,324)
Industrial Logistics Properties Trust	26,543	(1.21)%	(95,209)
Digital Realty Trust, Inc.	8,293	(2.17)%	(107,443)
SITE Centers Corp.	100,614	(2.64)%	(134,514)
Washington Real Estate Investment Trust	56,885	(2.28)%	(135,198)
SL Green Realty Corp.	11,980	(1.67)%	(146,798)
Federal Realty Investment Trust	11,637	(2.37)%	(148,045)
Retail Opportunity Investments Corp.	71,148	(2.19)%	(154,682)
STAG Industrial, Inc.	34,635	(2.26)%	(165,190)
Essential Properties Realty Trust, Inc.	72,009	(3.39)%	(216,085)
STORE Capital Corp.	74,013	(4.44)%	(230,811)
Independence Realty Trust, Inc.	95,864	(3.04)%	(289,167)
Retail Properties of America, Inc. — Class A	107,163	(2.14)%	(422,858)
Life Storage, Inc.	18,190	(3.40)%	(458,508)
Mid-America Apartment Communities, Inc.	15,896	(4.66)%	(519,888)
CubeSmart	53,667	(4.31)%	(583,132)
Total Financial			(3,586,553)
Exchange Traded Funds
Vanguard Real Estate ETF	69,752	(12.36)%	(464,900)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	15,694	(2.11)%	(12,048)
Total GS Equity Short Custom Basket			$(4,063,501)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2021.
[2]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2021.
[3]	Rate indicated is the 7-day yield as of June 30, 2021.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$454,296,255	$—	$—	$454,296,255
Money Market Fund	24,210,590	—	—	24,210,590
Equity Custom Basket Swap Agreements**	—	15,790,310	—	15,790,310
Total Assets	$478,506,845	$15,790,310	$—	$494,297,155

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$31,735,723	$—	$—	$31,735,723
Exchange-Traded Funds Sold Short	4,467,665	—	—	4,467,665
Equity Custom Basket Swap Agreements**	—	8,347,161	—	8,347,161
Total Liabilities	$36,203,388	$8,347,161	$—	$44,550,549

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 98.8%
Financial - 26.1%
First Horizon Corp.	8,381	$144,824
Physicians Realty Trust REIT	6,281	116,010
Lexington Realty Trust REIT	8,172	97,655
CNO Financial Group, Inc.	4,045	95,543
Axis Capital Holdings Ltd.	1,793	87,875
Cathay General Bancorp	2,146	84,466
Simmons First National Corp. — Class A	2,450	71,883
Investors Bancorp, Inc.	5,025	71,657
Prosperity Bancshares, Inc.	992	71,226
BOK Financial Corp.	817	70,752
Radian Group, Inc.	3,075	68,419
Hilltop Holdings, Inc.	1,867	67,959
Hanmi Financial Corp.	3,541	67,491
MGIC Investment Corp.	4,838	65,797
Stifel Financial Corp.	984	63,822
Berkshire Hills Bancorp, Inc.	2,052	56,245
Flagstar Bancorp, Inc.	1,277	53,979
Hancock Whitney Corp.	1,205	53,550
Heritage Insurance Holdings, Inc.	5,840	50,107
Independent Bank Group, Inc.	658	48,679
Apple Hospitality REIT, Inc.	2,954	45,078
Sunstone Hotel Investors, Inc. REIT*	3,446	42,799
Piedmont Office Realty Trust, Inc. — Class A REIT	2,297	42,426
Old Republic International Corp.	1,688	42,048
Park Hotels & Resorts, Inc. REIT*	1,923	39,633
STAG Industrial, Inc. REIT	1,027	38,441
Kennedy-Wilson Holdings, Inc.	1,884	37,435
Zions Bancorp North America	686	36,262
Heartland Financial USA, Inc.	764	35,900
RMR Group, Inc. — Class A	797	30,796
Total Financial		1,898,757
Industrial - 20.6%
MDU Resources Group, Inc.	3,802	119,155
Owens Corning	1,036	101,424
Kirby Corp.*	1,448	87,807
Altra Industrial Motion Corp.	1,281	83,291
GATX Corp.	917	81,127
Rexnord Corp.	1,594	79,764
Plexus Corp.*	862	78,795
Valmont Industries, Inc.	316	74,592
Sanmina Corp.*	1,906	74,258
PGT Innovations, Inc.*	3,162	73,453
Knight-Swift Transportation Holdings, Inc.	1,594	72,463
Colfax Corp.*	1,552	71,097
Energizer Holdings, Inc.	1,581	67,951
EnerSys	695	67,922
Graphic Packaging Holding Co.	3,651	66,229
Terex Corp.	1,183	56,334
Curtiss-Wright Corp.	394	46,791
Kennametal, Inc.	1,077	38,686
Littelfuse, Inc.	149	37,964
II-VI, Inc.*	512	37,166
Encore Wire Corp.	431	32,666
Park Aerospace Corp.	2,051	30,560
Howmet Aerospace, Inc.*	627	21,613
Total Industrial		1,501,108
Consumer, Cyclical - 13.7%
Abercrombie & Fitch Co. — Class A*	1,867	86,685
Hawaiian Holdings, Inc.*	3,153	76,839
MSC Industrial Direct Company, Inc. — Class A	834	74,835
Alaska Air Group, Inc.*	1,224	73,819
KAR Auction Services, Inc.*	4,188	73,499
Penske Automotive Group, Inc.	927	69,979
Avient Corp.	1,172	57,616
Dick's Sporting Goods, Inc.	567	56,808
Meritage Homes Corp.*	592	55,695
International Game Technology plc*	2,275	54,509
Methode Electronics, Inc.	975	47,980
Urban Outfitters, Inc.*	1,130	46,578
Zumiez, Inc.*	865	42,376
Movado Group, Inc.	1,265	39,810
Big Lots, Inc.	590	38,946
Dana, Inc.	1,551	36,852
Lakeland Industries, Inc.*	1,375	30,704
Tenneco, Inc. — Class A*	1,556	30,062
Total Consumer, Cyclical		993,592
Energy - 8.6%
Range Resources Corp.*	13,806	231,388
Pioneer Natural Resources Co.	1,159	188,361
Patterson-UTI Energy, Inc.	11,049	109,827
CNX Resources Corp.*	5,066	69,202
Oil States International, Inc.*	3,362	26,392
Total Energy		625,170
Consumer, Non-cyclical - 7.7%
Encompass Health Corp.	1,366	106,589
Central Garden & Pet Co. — Class A*	1,632	78,826
Ingredion, Inc.	834	75,477
Sabre Corp.*	5,711	71,273
US Foods Holding Corp.*	1,618	62,067
Integer Holdings Corp.*	637	60,005
Emergent BioSolutions, Inc.*	699	44,030
Pacira BioSciences, Inc.*	596	36,165
Perdoceo Education Corp.*	2,215	27,178
Total Consumer, Non-cyclical		561,610
Technology - 6.9%
Parsons Corp.*	3,652	143,743
Evolent Health, Inc. — Class A*	5,012	105,853
DXC Technology Co.*	2,413	93,962
Conduent, Inc.*	10,862	81,465
Science Applications International Corp.	908	79,659
Total Technology		504,682
Communications - 5.6%
Infinera Corp.*	9,868	100,654
TEGNA, Inc.	3,891	72,995
Gray Television, Inc.	2,644	61,869
Ciena Corp.*	1,008	57,345
FireEye, Inc.*	2,627	53,118
Viavi Solutions, Inc.*	2,380	42,031

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Communications - 5.6% (continued)
Entercom Communications Corp.*	5,002	$21,559
Total Communications		409,571
Basic Materials - 5.4%
Huntsman Corp.	3,448	91,441
Commercial Metals Co.	2,201	67,615
Element Solutions, Inc.	2,441	57,071
Ashland Global Holdings, Inc.	645	56,437
Reliance Steel & Aluminum Co.	339	51,155
Verso Corp. — Class A	2,106	37,276
Kraton Corp.*	1,088	35,132
Total Basic Materials		396,127
Utilities - 4.2%
Black Hills Corp.	1,213	79,609
Avista Corp.	1,579	67,376
Southwest Gas Holdings, Inc.	856	56,658
Spire, Inc.	714	51,601
ALLETE, Inc.	710	49,686
Total Utilities		304,930
Total Common Stocks
(Cost $5,670,743)		7,195,547

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	6,250	2
Total Convertible Preferred Stocks
(Cost $5,969)		2

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp.*	17,705	15,049
Total Rights
(Cost $–)		15,049

MONEY MARKET FUND† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	60,438	60,438
Total Money Market Fund
(Cost $60,438)		60,438
Total Investments - 99.8%
(Cost $5,737,150)		$7,271,036
Other Assets & Liabilities, net - 0.2%		15,024
Total Net Assets - 100.0%		$7,286,060

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,195,547	$—	$—	$7,195,547
Convertible Preferred Stocks	—	—	2	2
Rights	15,049	—	—	15,049
Money Market Fund	60,438	—	—	60,438
Total Assets	$7,271,034	$—	$2	$7,271,036

Guggenheim SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 22.8%
First Horizon Corp.	574,471	$9,926,859
Alleghany Corp.*	13,849	9,238,252
Voya Financial, Inc.	130,529	8,027,534
Physicians Realty Trust REIT	382,791	7,070,150
Alexandria Real Estate Equities, Inc. REIT	33,157	6,032,584
Axis Capital Holdings Ltd.	107,781	5,282,347
VICI Properties, Inc. REIT	165,679	5,139,363
Prosperity Bancshares, Inc.	61,965	4,449,087
BOK Financial Corp.	51,259	4,439,029
Radian Group, Inc.	190,807	4,245,456
Sun Communities, Inc. REIT	24,554	4,208,556
Hilltop Holdings, Inc.	114,190	4,156,516
Stifel Financial Corp.	61,030	3,958,406
KeyCorp	168,845	3,486,649
Apple Hospitality REIT, Inc. REIT	191,498	2,922,259
Old Republic International Corp.	109,037	2,716,112
Medical Properties Trust, Inc. REIT	124,560	2,503,656
Park Hotels & Resorts, Inc. REIT*	119,020	2,453,002
STAG Industrial, Inc. REIT	64,525	2,415,171
Heritage Insurance Holdings, Inc.	280,423	2,406,029
Heartland Financial USA, Inc.	48,817	2,293,911
Zions Bancorp North America	43,006	2,273,297
Unum Group	78,071	2,217,216
Gaming and Leisure Properties, Inc. REIT	46,248	2,142,670
Total Financial		104,004,111
Industrial - 18.7%
Jacobs Engineering Group, Inc.	45,754	6,104,499
Kirby Corp.*	90,242	5,472,275
Johnson Controls International plc	76,754	5,267,627
Rexnord Corp.	102,246	5,116,390
Graphic Packaging Holding Co.	279,720	5,074,121
Altra Industrial Motion Corp.	75,605	4,915,837
Plexus Corp.*	50,906	4,653,317
Knight-Swift Transportation Holdings, Inc.	99,408	4,519,088
Valmont Industries, Inc.	18,655	4,403,513
PGT Innovations, Inc.*	186,565	4,333,905
Colfax Corp.*	93,835	4,298,581
EnerSys	43,436	4,245,000
Energizer Holdings, Inc.	94,764	4,072,957
Terex Corp.	74,032	3,525,404
Owens Corning	32,815	3,212,588
Curtiss-Wright Corp.	25,342	3,009,616
GATX Corp.	27,068	2,394,706
Kennametal, Inc.	66,439	2,386,489
Littelfuse, Inc.	9,338	2,379,229
II-VI, Inc.*	32,071	2,328,034
Park Aerospace Corp.	143,193	2,133,576
Howmet Aerospace, Inc.*	37,205	1,282,456
Total Industrial		85,129,208
Consumer, Cyclical - 17.3%
LKQ Corp.*	169,119	8,324,037
Kohl's Corp.	96,304	5,307,313
MSC Industrial Direct Company, Inc. — Class A	52,550	4,715,311
PVH Corp.*	42,818	4,606,789
KAR Auction Services, Inc.*	261,709	4,592,993
Alaska Air Group, Inc.*	75,819	4,572,644
Penske Automotive Group, Inc.	55,602	4,197,395
Abercrombie & Fitch Co. — Class A*	88,592	4,113,327
Ralph Lauren Corp. — Class A	31,603	3,723,149
Dick's Sporting Goods, Inc.	37,038	3,710,837
Avient Corp.	70,262	3,454,080
Methode Electronics, Inc.	62,648	3,082,908
Urban Outfitters, Inc.*	74,659	3,077,444
Lear Corp.	17,436	3,056,182
Skechers USA, Inc. — Class A*	55,597	2,770,399
DR Horton, Inc.	29,990	2,710,196
Movado Group, Inc.	80,698	2,539,566
Zumiez, Inc.*	51,831	2,539,201
Big Lots, Inc.	34,877	2,302,231
Dana, Inc.	91,572	2,175,751
Lakeland Industries, Inc.*	82,219	1,835,950
La-Z-Boy, Inc.	30,826	1,141,795
Total Consumer, Cyclical		78,549,498
Consumer, Non-cyclical - 11.0%
Bunge Ltd.	128,258	10,023,363
Encompass Health Corp.	72,511	5,658,033
Central Garden & Pet Co. — Class A*	100,456	4,852,025
Sabre Corp.*	353,636	4,413,377
US Foods Holding Corp.*	104,944	4,025,652
Integer Holdings Corp.*	40,418	3,807,375
Ingredion, Inc.	39,597	3,583,528
Emergent BioSolutions, Inc.*	53,452	3,366,942
Tyson Foods, Inc. — Class A	44,697	3,296,851
J M Smucker Co.	18,610	2,411,298
Pacira BioSciences, Inc.*	37,350	2,266,398
Henry Schein, Inc.*	29,209	2,167,016
Total Consumer, Non-cyclical		49,871,858
Technology - 7.8%
Parsons Corp.*	227,627	8,959,399
Evolent Health, Inc. — Class A*	302,928	6,397,840
DXC Technology Co.*	144,637	5,632,165
Science Applications International Corp.	54,403	4,772,775
Leidos Holdings, Inc.	45,214	4,571,135
Skyworks Solutions, Inc.	14,259	2,734,163
Qorvo, Inc.*	13,592	2,659,275
Total Technology		35,726,752
Basic Materials - 7.2%
Huntsman Corp.	221,662	5,878,476
Ashland Global Holdings, Inc.	64,211	5,618,463
Westlake Chemical Corp.	59,218	5,334,950
Commercial Metals Co.	139,802	4,294,717
Element Solutions, Inc.	156,948	3,669,444
Reliance Steel & Aluminum Co.	22,854	3,448,669
Kraton Corp.*	69,755	2,252,389
Nucor Corp.	22,336	2,142,692
Total Basic Materials		32,639,800
Energy - 5.6%
Pioneer Natural Resources Co.	72,588	11,797,002

Guggenheim SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Energy - 5.6% (continued)
Range Resources Corp.*	418,464	$7,013,456
Patterson-UTI Energy, Inc.	668,139	6,641,302
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		25,451,761
Communications - 5.1%
Infinera Corp.*	668,796	6,821,719
Viavi Solutions, Inc.*	282,669	4,991,935
TEGNA, Inc.	245,076	4,597,626
Ciena Corp.*	60,437	3,438,261
FireEye, Inc.*	163,784	3,311,712
Total Communications		23,161,253
Utilities - 3.7%
Black Hills Corp.	54,696	3,589,698
Pinnacle West Capital Corp.	42,487	3,482,659
Avista Corp.	79,710	3,401,226
Southwest Gas Holdings, Inc.	50,360	3,333,328
Spire, Inc.	42,220	3,051,240
Total Utilities		16,858,151
Total Common Stocks
(Cost $348,375,727)		451,392,392

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	$482
Total Convertible Preferred Stocks
(Cost $1,577,634)		482

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	516,551	439,068
Total Rights
(Cost $–)		439,068

MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	2,400,070	2,400,070
Total Money Market Fund
(Cost $2,400,070)		2,400,070
Total Investments - 99.8%
(Cost $352,353,431)		$454,232,012
Other Assets & Liabilities, net - 0.2%		776,687
Total Net Assets - 100.0%		$455,008,699

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of June 30, 2021.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$451,392,391	$—	$1	$451,392,392
Convertible Preferred Stocks	—	—	482	482
Rights	439,068	—	—	439,068
Money Market Fund	2,400,070	—	—	2,400,070
Total Assets	$454,231,529	$—	$483	$454,232,012

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Common Stock HydroGen Corp.*	$2	$—	$—	$—	$(1)	$1	1,265,700	$—

*	Non-income producing security.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 16.1%
Technology - 4.7%
Apple, Inc.	19,273	$2,639,394
Microsoft Corp.	9,584	2,596,306
Intel Corp.	11,705	657,119
QUALCOMM, Inc.	4,017	574,150
Oracle Corp.	7,105	553,053
Broadcom, Inc.	1,155	550,750
Texas Instruments, Inc.	2,682	515,749
Cerner Corp.	5,364	419,250
Cadence Design Systems, Inc.*	3,020	413,197
NetApp, Inc.	5,000	409,100
HP, Inc.	12,331	372,273
KLA Corp.	990	320,968
Qorvo, Inc.*	1,524	298,170
Citrix Systems, Inc.	2,441	286,256
Lam Research Corp.	396	257,677
NVIDIA Corp.	294	235,229
Teradyne, Inc.	1,627	217,953
Cognizant Technology Solutions Corp. — Class A	3,017	208,957
Seagate Technology Holdings plc	2,074	182,367
Applied Materials, Inc.	927	132,005
International Business Machines Corp.	812	119,031
Adobe, Inc.*	152	89,017
Total Technology		12,047,971
Consumer, Non-cyclical - 3.0%
Merck & Company, Inc.	7,343	571,065
Bristol-Myers Squibb Co.	7,894	527,477
Amgen, Inc.	2,136	520,650
HCA Healthcare, Inc.	2,244	463,924
Laboratory Corporation of America Holdings*	1,673	461,497
Gilead Sciences, Inc.	6,685	460,329
Hologic, Inc.*	6,827	455,497
Quest Diagnostics, Inc.	3,332	439,724
Humana, Inc.	987	436,965
Regeneron Pharmaceuticals, Inc.*	602	336,241
Bio-Rad Laboratories, Inc. — Class A*	444	286,065
Vertex Pharmaceuticals, Inc.*	1,370	276,233
DaVita, Inc.*	2,086	251,217
United Rentals, Inc.*	757	241,491
Universal Health Services, Inc. — Class B	1,574	230,481
Incyte Corp.*	2,676	225,132
Philip Morris International, Inc.	2,165	214,573
McKesson Corp.	1,042	199,272
Molson Coors Beverage Co. — Class B*	3,355	180,130
PayPal Holdings, Inc.*	604	176,054
PerkinElmer, Inc.	1,095	169,079
Altria Group, Inc.	3,325	158,536
Anthem, Inc.	376	143,557
UnitedHealth Group, Inc.	304	121,734
Johnson & Johnson	731	120,425
Pfizer, Inc.	3,005	117,676
Biogen, Inc.*	328	113,576
Total Consumer, Non-cyclical		7,898,600
Financial - 2.9%
Berkshire Hathaway, Inc. — Class B*	3,525	979,668
Progressive Corp.	5,018	492,818
Allstate Corp.	3,454	450,540
Goldman Sachs Group, Inc.	1,181	448,225
Aflac, Inc.	7,995	429,012
Citigroup, Inc.	5,999	424,429
Raymond James Financial, Inc.	2,987	388,011
Cboe Global Markets, Inc.	3,256	387,627
Regions Financial Corp.	18,383	370,969
Capital One Financial Corp.	2,335	361,201
Synchrony Financial	7,290	353,711
Everest Re Group Ltd.	1,325	333,913
Zions Bancorp North America	6,114	323,186
Discover Financial Services	2,687	317,845
JPMorgan Chase & Co.	1,810	281,528
Western Union Co.	11,816	271,414
Cincinnati Financial Corp.	1,989	231,957
Mastercard, Inc. — Class A	600	219,054
Visa, Inc. — Class A	870	203,423
Bank of America Corp.	2,932	120,886
Total Financial		7,389,417
Communications - 2.6%
Amazon.com, Inc.*	403	1,386,384
Alphabet, Inc. — Class C*	534	1,338,375
Facebook, Inc. — Class A*	2,408	837,286
Cisco Systems, Inc.	12,115	642,095
Motorola Solutions, Inc.	2,105	456,469
VeriSign, Inc.*	1,956	445,362
Juniper Networks, Inc.	11,511	314,826
F5 Networks, Inc.*	1,452	271,030
NortonLifeLock, Inc.	8,961	243,918
AT&T, Inc.	8,093	232,917
Walt Disney Co.*	1,153	202,663
eBay, Inc.	2,237	157,060
Fox Corp. — Class A	3,891	144,473
Arista Networks, Inc.*	398	144,199
Total Communications		6,817,057
Consumer, Cyclical - 1.6%
Lowe's Companies, Inc.	2,781	539,430
O'Reilly Automotive, Inc.*	851	481,845
AutoZone, Inc.*	321	479,003
Yum! Brands, Inc.	3,773	434,008
PulteGroup, Inc.	7,044	384,391
Whirlpool Corp.	1,692	368,890
Best Buy Company, Inc.	2,452	281,931
Tesla, Inc.*	408	277,317
Lennar Corp. — Class A	2,279	226,419
Home Depot, Inc.	528	168,374
Cummins, Inc.	684	166,766
LKQ Corp.*	2,758	135,749
Domino's Pizza, Inc.	275	128,285
Total Consumer, Cyclical		4,072,408
Industrial - 1.1%
3M Co.	2,476	491,808
Northrop Grumman Corp.	1,270	461,556
Masco Corp.	7,268	428,158
Sealed Air Corp.	5,793	343,235
Snap-on, Inc.	1,129	252,253
Parker-Hannifin Corp.	708	217,434

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 16.1% (continued)
Industrial - 1.1% (continued)
Huntington Ingalls Industries, Inc.	1,011	$213,068
Keysight Technologies, Inc.*	1,176	181,586
Deere & Co.	485	171,064
Total Industrial		2,760,162
Energy - 0.2%
Williams Companies, Inc.	12,084	320,830
ONEOK, Inc.	2,231	124,133
Total Energy		444,963
Total Common Stocks
(Cost $35,259,028)		41,430,578

MUTUAL FUNDS† - 78.7%
Guggenheim Strategy Fund II1	2,839,720	70,964,597
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,884,146	68,634,933
Guggenheim Strategy Fund III[1]	2,533,717	63,748,321
Total Mutual Funds
(Cost $202,016,687)		203,347,851

MONEY MARKET FUND† - 5.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	13,536,476	13,536,476
Total Money Market Fund
(Cost $13,536,476)		13,536,476
Total Investments - 100.0%
(Cost $250,812,191)		$258,314,905
Other Assets & Liabilities, net - 0.0%		61,399
Total Net Assets - 100.0%		$258,376,304

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	5	Sep 2021	$1,071,625	$12,458

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	0.33% (1 Month USD LIBOR + 0.24%)	At Maturity	12/02/21	24,306	$217,351,058	$53,654,110

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,430,578	$—	$—	$41,430,578
Mutual Funds	203,347,851	—	—	203,347,851
Money Market Fund	13,536,476	—	—	13,536,476
Equity Futures Contracts**	12,458	—	—	12,458
Equity Index Swap Agreements**	—	53,654,110	—	53,654,110
Total Assets	$258,327,363	$53,654,110	$—	$311,981,473

**	This derivative is reported as unrealized appreciation/depreciation at period end.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$70,019,609	$888,520	$–	$–	$56,468	$70,964,597	2,839,720	$888,516
Guggenheim Strategy Fund III	56,791,001	6,752,679	–	–	204,641	63,748,321	2,533,717	752,669
Guggenheim Ultra Short Duration Fund — Institutional Class	42,225,877	31,603,533	(5,136,984)	123,677	(181,170)	68,634,933	6,884,146	418,558
	$169,036,487	$39,244,732	$(5,136,984)	$123,677	$79,939	$203,347,851		$2,059,743

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 16.2%
Consumer, Non-cyclical - 3.4%
Chemed Corp.	654	$310,323
Molina Healthcare, Inc.*	1,129	285,705
United Therapeutics Corp.*	1,161	208,295
Hologic, Inc.*	2,950	196,824
Neurocrine Biosciences, Inc.*	1,980	192,693
Bio-Techne Corp.	402	181,005
Jazz Pharmaceuticals plc*	976	173,377
Encompass Health Corp.	2,219	173,149
Exelixis, Inc.*	9,195	167,533
Bio-Rad Laboratories, Inc. — Class A*	245	157,851
Halozyme Therapeutics, Inc.*	3,323	150,897
Quidel Corp.*	1,101	141,060
Arrowhead Pharmaceuticals, Inc.*	1,702	140,960
DaVita, Inc.*	1,159	139,578
Hill-Rom Holdings, Inc.	1,115	126,653
PerkinElmer, Inc.	816	125,999
STAAR Surgical Co.*	779	118,797
Boston Beer Company, Inc. — Class A*	115	117,392
Emergent BioSolutions, Inc.*	1,621	102,107
Humana, Inc.	205	90,758
McKesson Corp.	472	90,265
Incyte Corp.*	1,036	87,159
Darling Ingredients, Inc.*	1,280	86,400
Regeneron Pharmaceuticals, Inc.*	151	84,339
Select Medical Holdings Corp.	1,740	73,532
Vertex Pharmaceuticals, Inc.*	327	65,933
United Rentals, Inc.*	201	64,121
Alarm.com Holdings, Inc.*	712	60,306
Total Consumer, Non-cyclical		3,913,011
Technology - 3.2%
Fair Isaac Corp.*	629	316,186
Lumentum Holdings, Inc.*	3,216	263,809
Synaptics, Inc.*	1,511	235,081
MAXIMUS, Inc.	2,442	214,823
Cirrus Logic, Inc.*	2,517	214,247
CDK Global, Inc.	4,258	211,580
Manhattan Associates, Inc.*	1,312	190,030
Cadence Design Systems, Inc.*	1,244	170,204
MKS Instruments, Inc.	954	169,764
Genpact Ltd.	3,635	165,138
Lattice Semiconductor Corp.*	2,893	162,529
Cerner Corp.	2,069	161,713
Aspen Technology, Inc.*	967	133,001
ACI Worldwide, Inc.*	3,364	124,939
Qualys, Inc.*	1,231	123,949
Qorvo, Inc.*	622	121,694
Teradyne, Inc.	722	96,719
Power Integrations, Inc.	1,139	93,466
KLA Corp.	242	78,459
Teradata Corp.*	1,511	75,505
Citrix Systems, Inc.	628	73,645
Silicon Laboratories, Inc.*	434	66,511
Cree, Inc.*	676	66,201
Amkor Technology, Inc.	2,787	65,968
J2 Global, Inc.*	460	63,273
Total Technology		3,658,434
Industrial - 3.1%
Toro Co.	2,841	312,169
Eagle Materials, Inc.	1,688	239,882
Timken Co.	2,908	234,356
Universal Display Corp.	907	201,653
Louisiana-Pacific Corp.	3,034	182,920
Cognex Corp.	1,935	162,637
Lennox International, Inc.	427	149,791
UFP Industries, Inc.	1,977	146,970
Carlisle Companies, Inc.	740	141,621
Curtiss-Wright Corp.	1,184	140,612
Axon Enterprise, Inc.*	768	135,783
AGCO Corp.	1,005	131,032
II-VI, Inc.*	1,772	128,629
Advanced Energy Industries, Inc.	1,118	126,010
TopBuild Corp.*	627	124,008
Masco Corp.	1,886	111,104
Middleby Corp.*	594	102,916
Simpson Manufacturing Company, Inc.	898	99,175
Terex Corp.	1,977	94,145
Trex Company, Inc.*	905	92,500
Sealed Air Corp.	1,447	85,735
Worthington Industries, Inc.	1,290	78,922
Keysight Technologies, Inc.*	473	73,036
Builders FirstSource, Inc.*	1,701	72,565
Woodward, Inc.	535	65,741
Graco, Inc.	754	57,078
Total Industrial		3,490,990
Consumer, Cyclical - 2.8%
Williams-Sonoma, Inc.	1,599	255,280
Brunswick Corp.	2,385	237,593
Deckers Outdoor Corp.*	541	207,782
Tempur Sealy International, Inc.	5,243	205,473
Gentex Corp.	6,208	205,423
AutoZone, Inc.*	134	199,958
Lithia Motors, Inc. — Class A	568	195,188
Polaris, Inc.	1,199	164,215
Crocs, Inc.*	1,324	154,272
RH*	204	138,516
Mattel, Inc.*	6,525	131,153
Scotts Miracle-Gro Co. — Class A	649	124,556
MSC Industrial Direct Company, Inc. — Class A	1,319	118,354
YETI Holdings, Inc.*	1,246	114,408
Jack in the Box, Inc.	1,023	114,003
PulteGroup, Inc.	1,974	107,721
Meritage Homes Corp.*	1,059	99,631
Ollie's Bargain Outlet Holdings, Inc.*	1,034	86,990
Toll Brothers, Inc.	1,355	78,333
Papa John's International, Inc.	722	75,406
LGI Homes, Inc.*	381	61,699
Wingstop, Inc.	380	59,899
Yum! Brands, Inc.	466	53,604
Total Consumer, Cyclical		3,189,457
Financial - 1.8%
Interactive Brokers Group, Inc. — Class A	4,231	278,104
Brighthouse Financial, Inc.*	4,824	219,685
Evercore, Inc. — Class A	1,453	204,539

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 16.2% (continued)
Financial - 1.8% (continued)
Umpqua Holdings Corp.	10,505	$193,817
PacWest Bancorp	4,392	180,775
Stifel Financial Corp.	2,764	179,273
RenaissanceRe Holdings Ltd.	1,182	175,905
Essent Group Ltd.	3,876	174,226
Primerica, Inc.	812	124,350
Federated Hermes, Inc. — Class B	3,149	106,782
SLM Corp.	4,573	95,758
Cboe Global Markets, Inc.	554	65,954
Brown & Brown, Inc.	1,069	56,807
Total Financial		2,055,975
Communications - 1.0%
Viavi Solutions, Inc.*	10,564	186,560
TEGNA, Inc.	9,180	172,217
VeriSign, Inc.*	754	171,678
Ciena Corp.*	3,009	171,182
Motorola Solutions, Inc.	544	117,967
F5 Networks, Inc.*	582	108,636
Cable One, Inc.	56	107,117
FactSet Research Systems, Inc.	291	97,663
Total Communications		1,133,020
Energy - 0.5%
SolarEdge Technologies, Inc.*	802	221,649
First Solar, Inc.*	1,365	123,546
Antero Midstream Corp.	11,291	117,313
Equitrans Midstream Corp.	9,955	84,717
Total Energy		547,225
Basic Materials - 0.4%
Ingevity Corp.*	2,200	178,992
NewMarket Corp.	387	124,606
Valvoline, Inc.	3,549	115,201
Chemours Co.	2,280	79,344
Total Basic Materials		498,143
Total Common Stocks
(Cost $16,640,696)		18,486,255

MUTUAL FUNDS† - 81.0%
Guggenheim Strategy Fund II1	1,426,726	35,653,884
Guggenheim Strategy Fund III[1]	1,226,098	30,848,629
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,611,230	26,033,966
Total Mutual Funds
(Cost $92,110,990)		92,536,479

MONEY MARKET FUND† - 3.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	3,413,890	3,413,890
Total Money Market Fund
(Cost $3,413,890)		3,413,890
Total Investments - 100.2%
(Cost $112,165,576)		$114,436,624
Other Assets & Liabilities, net - (0.2)%		(282,069)
Total Net Assets - 100.0%		$114,154,555

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2021	$290,870	$10,435
S&P 500 Index Mini Futures Contracts	2	Sep 2021	428,650	4,983
S&P MidCap 400 Index Mini Futures Contracts	5	Sep 2021	1,345,350	(14,542)
			$2,064,870	$876

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank, N.A.	Russell MidCap Growth Index Total Return	0.31% (1 Month USD LIBOR + 0.21%)	At Maturity	11/30/21	17,229	$94,321,022	$22,481,261

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,486,255	$—	$—	$18,486,255
Mutual Funds	92,536,479	—	—	92,536,479
Money Market Fund	3,413,890	—	—	3,413,890
Equity Futures Contracts**	15,418	—	—	15,418
Equity Index Swap Agreements**	—	22,481,261	—	22,481,261
Total Assets	$114,452,042	$22,481,261	$—	$136,933,303

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$14,542	$—	$—	$14,542

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,104,012	$6,525,046	$–	$–	$24,826	$35,653,884	1,426,726	$420,089
Guggenheim Strategy Fund III	23,646,335	7,117,087	–	–	85,207	30,848,629	1,226,098	317,088
Guggenheim Ultra Short Duration Fund — Institutional Class	20,960,246	18,503,096	(13,410,989)	279,027	(297,414)	26,033,966	2,611,230	198,136
	$73,710,593	$32,145,229	$(13,410,989)	$279,027	$(187,381)	$92,536,479		$935,313

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 1.1%
Financial – 1.1%
Pershing Square Tontine Holdings, Ltd. — Class A*,17	9,249,470	$210,517,937
KKR Acquisition Holdings I Corp. — Class A*,17	3,797,870	37,295,083
RXR Acquisition Corp. — Class A*,17	837,336	8,130,533
MSD Acquisition Corp. — Class A*,17	626,308	6,169,134
TPG Pace Beneficial II Corp.*,17	580,712	5,853,577
Soaring Eagle Acquisition Corp. — Class A*,17	504,732	5,027,131
TPG Pace Solutions Corp.*,17	357,890	3,564,584
Colicity, Inc. — Class A*,17	162,939	1,588,655
Colicity, Inc.*,17	2,547	25,648
RXR Acquisition Corp.*,17	1,436	14,303
Total Financial		278,186,585
Communications - 0.0%
Figs, Inc. — Class A*	198,762	9,957,976
Industrial - 0.0%
Vector Phoenix Holdings, LP*,†††	532	1,053
BP Holdco LLC*,†††,1	532	188
API Heat Transfer Parent LLC*,†††	69,712	–
Total Industrial		1,241
Total Common Stocks
(Cost $250,701,669)		288,145,802

PREFERRED STOCKS†† - 2.5%
Financial - 2.5%
First Republic Bank, 4.25%	3,442,000	92,004,660
Bank of America Corp., 4.13%	2,218,000	58,022,880
Wells Fargo & Co., 4.70%	2,184,000	57,111,600
Public Storage, 4.63%	1,842,400	50,739,696
Equitable Holdings, Inc., 4.30%	1,839,200	46,550,152
Wells Fargo & Co., 4.38%	1,774,000	45,041,860
Arch Capital Group Ltd., 4.55%*	1,616,000	41,708,960
W R Berkley Corp., 4.13% due 03/30/61	1,540,000	41,210,400
Bank of America Corp., 4.38%	1,552,000	40,662,400
American Financial Group, Inc., 4.50% due 09/15/60	1,292,800	35,823,488
JPMorgan Chase & Co., 4.63%*	1,180,000	31,423,400
First Republic Bank, 4.13%	798,800	20,489,220
CNO Financial Group, Inc., 5.13% due 11/25/60	712,000	19,188,400
Assurant, Inc., 5.25% due 01/15/61	558,400	15,099,136
Selective Insurance Group, Inc., 4.60%	538,000	13,681,340
Public Storage, 4.13%	426,000	11,097,300
W R Berkley Corp., 4.25% due 09/30/60	376,400	10,038,588
Globe Life, Inc., 4.25% due 06/15/61	338,000	8,825,180
Total Financial		638,718,660
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	9	–
Total Preferred Stocks
(Cost $605,707,237)		638,718,660

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,17	1,027,719	6,474,629
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,17	949,467	1,120,371
Soaring Eagle Acquisition Corp. - Class A
Expiring 12/31/27*,17	100,946	333,122
RXR Acquisition Corp.
Expiring 03/08/26*,17	167,466	172,490
MSD Acquisition Corp.
Expiring 05/13/23*,17	125,260	162,838
Colicity, Inc. - Class A
Expiring 12/31/27*,17	32,587	50,184
Total Warrants
(Cost $7,388,293)		8,313,634

MUTUAL FUNDS† - 0.3%
Guggenheim Strategy Fund II1	1,085,392	27,123,936
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,680,677	26,726,352
Guggenheim Strategy Fund III[1]	584,194	14,698,316
Total Mutual Funds
(Cost $68,346,115)		68,548,604

CLOSED-END FUNDS† - 0.1%
BlackRock MuniHoldings California Quality Fund, Inc.	621,461	9,899,874
BlackRock MuniYield California Quality Fund, Inc.	440,467	6,937,355
Total Closed-End Funds
(Cost $15,697,359)		16,837,229

MONEY MARKET FUND† - 0.0%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[2]	12,816,186	12,816,186
Total Money Market Fund
(Cost $12,816,186)		12,816,186

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 46.3%
Financial - 19.0%
Citigroup, Inc.
3.88%[3,4]	86,450,000	$88,287,062
2.57% due 06/03/31[4]	72,390,000	74,498,593
4.00%[3,4]	26,450,000	27,269,950
Wells Fargo & Co.
3.07% due 04/30/41[4]	126,490,000	129,469,442
3.90%[3,4]	48,500,000	50,212,050
American International Group, Inc.
3.40% due 06/30/30	78,220,000	85,864,531
4.38% due 06/30/50	65,480,000	79,658,965
2.50% due 06/30/25	2,370,000	2,501,841
Bank of America Corp.
2.59% due 04/29/31[4]	100,240,000	103,456,013
2.68% due 06/19/41[4]	43,300,000	42,063,075
0.74% (U.S. Secured Overnight Financing Rate + 0.73%, Rate Floor: 0.00%) due 10/24/24[5]	1,660,000	1,671,985
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[6]	116,750,000	130,931,853
JPMorgan Chase & Co.
3.65%[3,4]	37,250,000	37,302,150
2.96% due 05/13/31[4]	29,530,000	31,053,206
4.49% due 03/24/31[4]	25,750,000	30,525,533
2.52% due 04/22/31[4]	24,520,000	25,248,951
Macquarie Bank Ltd.
3.62% due 06/03/30[6]	93,835,000	99,317,971
3.05% due 03/03/36[4,6]	16,550,000	16,465,626
Citizens Financial Group, Inc.
3.25% due 04/30/30	97,532,000	105,779,204
Charles Schwab Corp.
4.00%[3,4]	71,500,000	73,144,500
5.38%[3,4]	28,559,000	31,566,263
Reliance Standard Life Global Funding II
2.75% due 05/07/25[6]	96,010,000	101,044,633
Wilton RE Ltd.
6.00%†††,3,4,6	93,150,000	100,843,259
Five Corners Funding Trust II
2.85% due 05/15/30[6]	90,982,000	95,919,228
Markel Corp.
6.00%[3,4]	82,610,000	92,316,675
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	53,354,000	57,487,868
5.30% due 01/15/29	28,165,000	32,812,225
Reinsurance Group of America, Inc.
3.15% due 06/15/30	84,319,000	90,259,943
Liberty Mutual Group, Inc.
4.30% due 02/01/61†††,6	94,150,000	86,312,521
Equitable Holdings, Inc.
4.95%[3,4]	70,950,000	77,158,125
Lincoln National Corp.
3.40% due 01/15/31	49,200,000	53,784,703
4.38% due 06/15/50	18,680,000	22,540,698
Fidelity National Financial, Inc.
3.40% due 06/15/30	52,430,000	56,497,158
2.45% due 03/15/31	17,490,000	17,435,563
Intercontinental Exchange, Inc.
3.00% due 06/15/50	37,190,000	36,571,828
2.65% due 09/15/40	34,550,000	33,141,327
2.35% due 09/15/22	1,535,000	1,567,639
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31[6]	67,460,000	70,380,151
Pershing Square Holdings, Ltd.
3.25% due 11/15/30[6]	68,200,000	69,419,001
Global Atlantic Finance Co.
4.70% due 10/15/51[4,6]	38,300,000	38,412,985
3.13% due 06/15/31[6]	28,750,000	28,943,162
Iron Mountain, Inc.
5.25% due 07/15/30[6]	30,050,000	31,810,329
5.63% due 07/15/32[6]	13,350,000	14,288,772
4.50% due 02/15/31[6]	12,000,000	12,150,000
5.00% due 07/15/28[6]	5,275,000	5,459,625
4.88% due 09/15/27[6]	1,938,000	2,010,859
Standard Chartered plc
4.64% due 04/01/31[4,6]	51,325,000	60,081,777
1.32% due 10/14/23[4,6]	1,080,000	1,089,299
National Australia Bank Ltd.
2.99% due 05/21/31[6]	37,900,000	38,524,012
2.33% due 08/21/30[6]	22,400,000	21,764,546
United Wholesale Mortgage LLC
5.50% due 04/15/29[6]	38,750,000	38,741,088
5.50% due 11/15/25[6]	20,100,000	20,814,153
LPL Holdings, Inc.
4.00% due 03/15/29[6]	44,950,000	45,174,750
4.38% due 05/15/31[6]	13,850,000	14,005,813
Crown Castle International Corp.
2.90% due 04/01/41	41,150,000	40,066,594
3.30% due 07/01/30	17,657,000	18,930,009
Host Hotels & Resorts, LP
3.50% due 09/15/30	54,518,000	57,269,076
Ares Finance Company II LLC
3.25% due 06/15/30[6]	54,785,000	56,640,087
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[6]	54,430,000	56,477,899
MetLife, Inc.
3.85%[3,4]	53,200,000	55,783,392
Deloitte LLP
3.56% due 05/07/30†††	30,700,000	32,094,087
3.76% due 05/07/35†††	10,200,000	10,545,882
3.66% due 05/07/32†††	9,450,000	9,927,414
7.33% due 11/20/26†††	4,800,000	5,885,232

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 46.3% (continued)
Financial - 19.0% (continued)
Goldman Sachs Group, Inc.
3.80%[3,4]	25,830,000	$26,289,774
3.50% due 04/01/25	22,500,000	24,418,309
0.55% (U.S. Secured Overnight Financing Rate + 0.54%, Rate Floor: 0.00%) due 11/17/23[5]	1,660,000	1,660,977
Brookfield Finance, Inc.
3.50% due 03/30/51	37,420,000	39,042,920
4.70% due 09/20/47	10,925,000	13,245,002
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[6]	50,500,000	52,134,075
First American Financial Corp.
4.00% due 05/15/30	44,960,000	50,045,988
Nippon Life Insurance Co.
2.75% due 01/21/51[4,6]	50,350,000	49,343,000
Alleghany Corp.
3.63% due 05/15/30	43,920,000	48,501,248
Arch Capital Group Ltd.
3.64% due 06/30/50	44,100,000	47,477,567
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[6]	46,650,000	46,746,099
Societe Generale S.A.
2.89% due 06/09/32[4,6]	39,700,000	40,173,224
1.49% due 12/14/26[4,6]	1,650,000	1,635,057
1.79% due 06/09/27[4,6]	1,630,000	1,626,773
UBS Group AG
2.10% due 02/11/32[4,6]	43,400,000	42,565,716
Jefferies Group LLC
2.75% due 10/15/32	40,440,000	40,662,455
6.50% due 01/20/43	720,000	993,918
Belrose Funding Trust
2.33% due 08/15/30[6]	41,850,000	41,056,779
Sumitomo Life Insurance Co.
3.38% due 04/15/81[4,6]	39,700,000	40,910,850
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	37,760,000	40,298,129
SBA Communications Corp.
3.13% due 02/01/29[6]	35,500,000	34,224,347
3.88% due 02/15/27	5,425,000	5,570,960
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[6]	37,950,000	39,645,800
Assurant, Inc.
2.65% due 01/15/32	36,760,000	36,700,884
6.75% due 02/15/34	1,450,000	1,893,608
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[6]	36,610,000	38,335,625
Liberty Mutual Group, Inc.
3.95% due 05/15/60[6]	33,870,000	37,247,841
FS KKR Capital Corp.
2.63% due 01/15/27	34,850,000	34,537,355
Macquarie Group Ltd.
2.69% due 06/23/32[4,6]	31,550,000	31,669,733
5.03% due 01/15/30[4,6]	800,000	949,606
1.63% due 09/23/27[4,6]	720,000	717,113
1.34% due 01/12/27[4,6]	570,000	565,451
Safehold Operating Partnership, LP
2.80% due 06/15/31	33,550,000	33,576,653
Americo Life, Inc.
3.45% due 04/15/31[6]	32,210,000	32,816,045
PricewaterhouseCoopers LLP
3.43% due 09/13/30†††	31,500,000	32,177,250
Loews Corp.
3.20% due 05/15/30	29,538,000	32,065,184
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[6]	29,646,000	31,972,025
Hunt Companies, Inc.
5.25% due 04/15/29[6]	31,500,000	30,555,000
Manulife Financial Corp.
2.48% due 05/19/27	27,800,000	29,281,950
Fifth Third Bancorp
2.55% due 05/05/27	27,190,000	28,758,774
AmFam Holdings, Inc.
2.81% due 03/11/31[6]	27,550,000	28,236,281
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	27,450,048
NFP Corp.
6.88% due 08/15/28[6]	25,475,000	26,817,787
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	23,270,000	24,170,320
Kemper Corp.
2.40% due 09/30/30	22,380,000	22,425,396
Raymond James Financial, Inc.
3.75% due 04/01/51	20,300,000	22,285,951
Central Storage Safety Project Trust
4.82% due 02/01/38[7]	20,198,240	22,136,096
Pershing Square Holdings Ltd.
5.50% due 07/15/22[6]	21,300,000	22,120,050
Kennedy-Wilson, Inc.
4.75% due 03/01/29	21,400,000	22,042,000
Allianz SE
3.50% [3,4,6]	20,850,000	21,553,687
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	17,450,000	21,280,369
Bank of New York Mellon Corp.
4.70% [3,4]	16,500,000	18,005,625
CNA Financial Corp.
2.05% due 08/15/30	18,150,000	17,844,244

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 46.3% (continued)
Financial - 19.0% (continued)
Prudential Financial, Inc.
3.70% due 10/01/50[4]	17,050,000	$17,774,625
QBE Insurance Group Ltd.
5.88% [3,4,6]	15,700,000	17,136,550
Weyerhaeuser Co.
4.00% due 04/15/30	14,424,000	16,429,198
Westpac Banking Corp.
2.96% due 11/16/40	16,600,000	16,325,272
Kuvare US Holdings, Inc.
7.00% due 02/17/51[4,6]	15,650,000	16,178,806
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[6]	14,970,000	15,503,559
W R Berkley Corp.
4.00% due 05/12/50	13,105,000	14,968,972
4.63% due 03/15/22	70,000	72,047
Apollo Management Holdings, LP
2.65% due 06/05/30[6]	14,407,000	14,645,827
PartnerRe Finance B LLC
4.50% due 10/01/50[4]	13,970,000	14,598,650
Western & Southern Life Insurance Co.
3.75% due 04/28/61[6]	13,360,000	14,197,912
Nasdaq, Inc.
3.25% due 04/28/50	13,150,000	13,195,071
CNO Financial Group, Inc.
5.25% due 05/30/29	10,850,000	12,906,237
Protective Life Corp.
3.40% due 01/15/30[6]	11,440,000	12,193,195
Brown & Brown, Inc.
2.38% due 03/15/31	11,960,000	11,963,715
Prudential plc
3.13% due 04/14/30	11,020,000	11,929,150
Aviation Capital Group LLC
2.88% due 01/20/22[6]	10,691,000	10,799,469
New York Life Insurance Co.
3.75% due 05/15/50[6]	9,300,000	10,393,316
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[6]	8,050,000	9,271,713
American Equity Investment Life Holding Co.
5.00% due 06/15/27	8,074,000	9,139,071
NFL Trust XI SPV
3.53% due 10/05/35†††	7,000,000	7,217,700
Hanover Insurance Group, Inc.
2.50% due 09/01/30	7,070,000	7,080,312
Brookfield Finance LLC
3.45% due 04/15/50	6,820,000	7,034,236
VF Corp.
2.50% due 08/15/26	6,300,000	6,300,000
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[6]	6,185,000	6,277,713
Old Republic International Corp.
3.85% due 06/11/51	5,750,000	6,110,999
Home Point Capital, Inc.
5.00% due 02/01/26[6]	5,560,000	5,184,700
HS Wildcat LLC
3.83% due 12/31/50†††	5,000,000	4,962,300
Depository Trust & Clearing Corp.
3.38% [3,4,6]	4,750,000	4,827,187
Atlas Mara Ltd.
8.00% due 12/31/21†††,7	6,600,000	3,540,900
KKR Group Finance Company III LLC
5.13% due 06/01/44[6]	2,710,000	3,530,827
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	1,885,653	2,195,389
0.41% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.00%) due 02/15/52[5,6]	1,692,177	999,934
Western Group Housing, LP
6.75% due 03/15/57[6]	1,484,948	2,094,110
New York Life Global Funding
0.23% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 02/02/23[5,6]	2,070,000	2,071,893
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,135,000	1,760,957
Brighthouse Financial Global Funding
1.00% due 04/12/24[6]	1,620,000	1,623,239
BNP Paribas S.A.
1.32% due 01/13/27[4,6]	1,640,000	1,620,813
Athene Global Funding
2.67% due 06/07/31[6]	1,550,000	1,571,760
ING Groep N.V.
1.73% due 04/01/27[4]	1,360,000	1,372,211
Mid-Atlantic Military Family Communities LLC
5.24% due 08/01/50[6]	1,104,970	1,296,935
Janus Capital Group, Inc.
4.88% due 08/01/25	780,000	883,909
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[6]	765,716	840,875
Pacific Beacon LLC
5.51% due 07/15/36[6]	500,000	586,766
Univest Financial Corp.
3.74% (3 Month USD LIBOR + 3.54%, Rate Floor: 0.00%) due 03/30/25[5]	583,000	583,000
Peachtree Corners Funding Trust
3.98% due 02/15/25[6]	215,000	235,406

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 46.3% (continued)
Financial - 19.0% (continued)
Sompo International Holdings Ltd.
4.70% due 10/15/22		140,000	$146,975
Total Financial			4,878,702,470
Consumer, Non-cyclical - 6.5%
Altria Group, Inc.
3.70% due 02/04/51		67,650,000	64,331,623
3.40% due 05/06/30		47,320,000	49,956,709
2.35% due 05/06/25		18,290,000	19,128,385
4.45% due 05/06/50		6,120,000	6,527,987
5.95% due 02/14/49		1,300,000	1,663,432
Sysco Corp.
5.95% due 04/01/30		72,622,000	93,229,503
CoStar Group, Inc.
2.80% due 07/15/30[6]		89,110,000	90,618,316
Centene Corp.
2.50% due 03/01/31		48,300,000	47,635,875
3.00% due 10/15/30		37,200,000	38,214,816
DaVita, Inc.
4.63% due 06/01/30[6]		47,150,000	48,397,589
3.75% due 02/15/31[6]		38,095,000	36,571,200
BAT Capital Corp.
3.98% due 09/25/50		41,450,000	40,399,817
4.70% due 04/02/27		22,390,000	25,312,840
3.22% due 09/06/26		1,800,000	1,910,498
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30		60,550,000	66,338,785
Quanta Services, Inc.
2.90% due 10/01/30		63,394,000	65,798,720
Royalty Pharma plc
3.55% due 09/02/50[6]		39,710,000	39,528,575
2.20% due 09/02/30[6]		20,800,000	20,416,405
Kraft Heinz Foods Co.
4.88% due 10/01/49		14,525,000	17,622,066
4.38% due 06/01/46		13,090,000	14,825,116
5.50% due 06/01/50		9,250,000	12,012,646
5.00% due 06/04/42		7,850,000	9,580,693
5.20% due 07/15/45		1,930,000	2,393,364
RELX Capital, Inc.
3.00% due 05/22/30		47,873,000	51,200,840
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[6]		38,800,000	40,999,960
4.50% due 07/15/29[6]		8,690,000	8,722,587
US Foods, Inc.
6.25% due 04/15/25[6]		24,050,000	25,523,063
4.75% due 02/15/29[6]		18,750,000	19,125,000
Triton Container International Ltd.
3.15% due 06/15/31[6]		33,500,000	33,734,593
Post Holdings, Inc.
4.50% due 09/15/31[6]		23,850,000	23,797,530
4.63% due 04/15/30[6]		9,025,000	9,160,375
Emory University
2.97% due 09/01/50		30,000,000	31,354,300
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		32,350,000	29,725,564
California Institute of Technology
3.65% due 09/01/19		25,760,000	29,032,532
TriNet Group, Inc.
3.50% due 03/01/29[6]		26,450,000	26,079,700
Global Payments, Inc.
2.90% due 05/15/30		24,810,000	25,875,324
Central Garden & Pet Co.
4.13% due 04/30/31[6]		15,675,000	15,851,344
4.13% due 10/15/30		8,975,000	9,165,719
Service Corporation International
4.00% due 05/15/31		13,000,000	13,268,775
3.38% due 08/15/30		11,225,000	10,998,255
CPI CG, Inc.
8.63% due 03/15/26[6]		22,500,000	23,906,250
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[6]		23,030,000	23,737,534
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[6]		22,650,000	22,536,750
University of Chicago
3.00% due 10/01/52		13,160,000	13,618,127
2.76% due 04/01/45		8,000,000	8,119,350
Universal Health Services, Inc.
2.65% due 10/15/30[6]		19,660,000	19,768,720
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[6]		19,400,000	19,532,628
Tenet Healthcare Corp.
4.25% due 06/01/29[6]		11,400,000	11,542,500
4.63% due 06/15/28[6]		7,156,000	7,364,955
Hologic, Inc.
3.25% due 02/15/29[6]		18,850,000	18,685,063
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	13,750,000	16,928,158
Avantor Funding, Inc.
4.63% due 07/15/28[6]		15,900,000	16,786,743
Smithfield Foods, Inc.
3.00% due 10/15/30[6]		15,760,000	15,906,568
Duke University
2.83% due 10/01/55		14,003,000	14,639,365
Sabre GLBL, Inc.
7.38% due 09/01/25[6]		12,825,000	13,947,187
Bimbo Bakeries USA, Inc.
4.00% due 05/17/51[6]		12,775,000	13,728,431
Spectrum Brands, Inc.
3.88% due 03/15/31[6]		13,475,000	13,240,939
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[6]		13,450,000	13,046,500

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 46.3% (continued)
Consumer, Non-cyclical - 6.5% (continued)
WW International, Inc.
4.50% due 04/15/29[6]	12,900,000	$12,996,750
Moody's Corp.
3.25% due 05/20/50	11,180,000	11,694,365
4.50% due 09/01/22	720,000	747,287
AMN Healthcare, Inc.
4.63% due 10/01/27[6]	10,800,000	11,223,360
Square, Inc.
2.75% due 06/01/26[6]	10,125,000	10,302,187
Gartner, Inc.
3.75% due 10/01/30[6]	9,830,000	10,057,171
OhioHealth Corp.
3.04% due 11/15/50	9,100,000	9,562,962
Johns Hopkins University
2.81% due 01/01/60	8,750,000	8,776,006
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[6]	8,075,000	7,819,669
Charles River Laboratories International, Inc.
3.75% due 03/15/29[6]	7,491,000	7,594,001
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[6]	7,150,000	7,007,000
Syneos Health, Inc.
3.63% due 01/15/29[6]	7,000,000	6,930,000
Children's Hospital Corp.
2.59% due 02/01/50	7,100,000	6,785,642
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[6]	6,325,000	6,419,875
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[6]	4,596,000	4,825,800
5.00% due 06/15/28[6]	1,300,000	1,409,096
Children's Health System of Texas
2.51% due 08/15/50	6,500,000	6,027,560
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	3,775,000	4,220,960
Bidfair Holdings, Inc.
5.88% due 06/01/29[6]	3,900,000	3,958,500
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50	3,500,000	3,556,427
California Endowment
2.50% due 04/01/51	3,100,000	2,986,212
Lamb Weston Holdings, Inc.
4.88% due 11/01/26[6]	2,100,000	2,170,875
Molina Healthcare, Inc.
4.38% due 06/15/28[6]	2,000,000	2,085,000
McKesson Corp.
4.88% due 03/15/44	1,650,000	2,060,061
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[6]	1,800,000	1,877,256
HCA, Inc.
3.50% due 09/01/30	1,600,000	1,704,592
Cardinal Health, Inc.
4.50% due 11/15/44	1,450,000	1,660,414
Mondelez International Holdings Netherlands BV
2.13% due 09/19/22[6]	1,440,000	1,469,680
Trustees of the University of Pennsylvania
4.01% due 08/15/47	1,250,000	1,441,956
AmerisourceBergen Corp.
0.74% due 03/15/23	810,000	811,555
Verisk Analytics, Inc.
4.13% due 09/12/22	696,000	725,334
Sotheby's
7.38% due 10/15/27[6]	537,000	579,289
Flowers Foods, Inc.
3.50% due 10/01/26	500,000	544,293
Total Consumer, Non-cyclical		1,665,097,324
Industrial - 5.8%
Boeing Co.
5.15% due 05/01/30	125,140,000	148,327,315
5.71% due 05/01/40	68,110,000	87,788,022
5.81% due 05/01/50	53,550,000	72,162,091
5.04% due 05/01/27	33,850,000	39,075,845
3.63% due 02/01/31	21,400,000	23,041,049
1.17% due 02/04/23	1,650,000	1,657,635
Sonoco Products Co.
3.13% due 05/01/30	73,763,000	78,724,648
Textron, Inc.
2.45% due 03/15/31	52,250,000	52,353,257
3.00% due 06/01/30	23,395,000	24,633,184
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	70,450,000	69,224,875
Qatar Airways
2.95% due 05/14/31†††	61,500,000	61,414,515
Vontier Corp.
2.95% due 04/01/31[6]	33,850,000	33,978,630
2.40% due 04/01/28[6]	20,100,000	19,977,390
WRKCo, Inc.
3.00% due 06/15/33	49,539,000	51,928,107
Cellnex Finance Company S.A.
3.88% due 07/07/41[6]	49,820,000	49,641,146
BAE Systems plc
3.40% due 04/15/30[6]	42,797,000	46,563,113
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	44,050,000	43,690,031
Snap-on, Inc.
3.10% due 05/01/50	39,459,000	41,841,585
Owens Corning
3.88% due 06/01/30	36,890,000	41,208,244
Dyal Capital Partners IV
3.65% due 02/22/41†††	41,800,000	40,727,809
Standard Industries, Inc.
4.38% due 07/15/30[6]	13,600,000	14,025,000
3.38% due 01/15/31[6]	14,475,000	13,855,615
5.00% due 02/15/27[6]	7,300,000	7,560,062

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 46.3% (continued)
Industrial - 5.8% (continued)
Carrier Global Corp.
2.70% due 02/15/31		33,600,000	$34,633,745
GATX Corp.
4.00% due 06/30/30		28,835,000	32,526,159
4.70% due 04/01/29		400,000	468,214
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[6]		31,850,000	32,885,125
Flowserve Corp.
3.50% due 10/01/30		27,340,000	28,867,385
CNH Industrial Capital LLC
1.88% due 01/15/26		27,960,000	28,445,693
Ryder System, Inc.
3.35% due 09/01/25		22,380,000	24,204,816
IDEX Corp.
3.00% due 05/01/30		22,300,000	23,581,840
NFL Ventures, LP
3.02% due 04/15/35†††		20,000,000	20,601,800
Amcor Flexibles North America, Inc.
2.63% due 06/19/30		18,580,000	19,014,429
Boxer Parent Co., Inc.
6.50% due 10/02/25	EUR	13,500,000	16,986,779
Graphic Packaging International LLC
3.50% due 03/01/29[6]		16,750,000	16,594,225
Howmet Aerospace, Inc.
6.88% due 05/01/25		7,083,000	8,244,470
5.90% due 02/01/27		3,950,000	4,611,625
6.75% due 01/15/28		1,988,000	2,395,540
5.95% due 02/01/37		475,000	574,821
TFI International, Inc.
3.35% due 01/05/33†††		14,000,000	13,729,100
GXO Logistics, Inc.
2.65% due 07/15/31[6]		13,400,000	13,292,398
Weir Group plc
2.20% due 05/13/26[6]		12,815,000	12,872,946
Hardwood Funding LLC
3.19% due 06/07/30†††		8,000,000	8,452,560
2.83% due 06/07/31†††		2,000,000	2,033,420
3.13% due 06/07/36†††		1,000,000	1,019,970
National Basketball Association
2.51% due 12/16/24†††		10,500,000	10,848,705
Airbus SE
3.95% due 04/10/47[6]		9,000,000	10,219,905
Norfolk Southern Corp.
4.10% due 05/15/21		9,100,000	9,984,543
PowerTeam Services LLC
9.03% due 12/04/25[6]		8,490,000	9,339,000
Hillenbrand, Inc.
3.75% due 03/01/31		7,650,000	7,585,472
Virgin Media
4.88% due 07/15/28	GBP	5,000,000	7,016,088
Mueller Water Products, Inc.
4.00% due 06/15/29[6]		5,750,000	5,908,815
APi Group DE, Inc.
4.13% due 07/15/29[6]		4,150,000	4,129,250
Oshkosh Corp.
3.10% due 03/01/30		3,880,000	4,118,021
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[6]		3,750,000	3,720,750
Berry Global, Inc.
1.57% due 01/15/26[6]		2,750,000	2,750,825
Penske Truck Leasing Company LP / PTL Finance Corp.
1.70% due 06/15/26[6]		1,620,000	1,629,312
Burlington Northern Santa Fe LLC
5.40% due 06/01/41		1,180,000	1,620,731
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[7]		1,736,710	1,562,657
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[6]		1,350,000	1,387,125
Trimble, Inc.
4.15% due 06/15/23		1,155,000	1,227,533
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26		1,150,000	1,193,378
TransDigm, Inc.
6.25% due 03/15/26[6]		1,075,000	1,134,125
Adevinta ASA
3.00% due 11/15/27	EUR	417,000	511,876
Martin Marietta Materials, Inc.
0.65% due 07/15/23		360,000	360,792
JELD-WEN, Inc.
6.25% due 05/15/25[6]		300,000	319,953
Hexcel Corp.
4.20% due 02/15/27		180,000	193,696
Hillman Group, Inc.
6.38% due 07/15/22[6]		40,000	40,056
Total Industrial			1,496,238,836
Communications - 4.2%
ViacomCBS, Inc.
4.95% due 01/15/31		69,401,000	83,740,562
4.95% due 05/19/50[8]		39,600,000	50,228,165
4.75% due 05/15/25		36,350,000	41,149,183
Level 3 Financing, Inc.
4.25% due 07/01/28[6]		41,950,000	42,569,182
3.63% due 01/15/29[6]		36,820,000	35,531,300
3.88% due 11/15/29[6]		20,300,000	21,741,909
3.75% due 07/15/29[6]		13,950,000	13,566,375

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 46.3% (continued)
Communications - 4.2% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	71,850,000	$73,309,919
3.90% due 06/01/52	21,650,000	22,061,392
3.85% due 04/01/61	1,000,000	982,360
4.40% due 12/01/61	650,000	699,010
T-Mobile USA, Inc.
3.88% due 04/15/30	65,805,000	73,473,915
2.63% due 04/15/26	13,850,000	14,161,625
2.88% due 02/15/31	7,250,000	7,195,625
AT&T, Inc.
2.75% due 06/01/31	48,660,000	50,615,109
2.30% due 06/01/27	6,000,000	6,212,290
Vodafone Group plc
4.13% due 06/04/81[4]	40,375,000	40,201,387
Walt Disney Co.
3.80% due 05/13/60	31,990,000	37,746,218
UPC Broadband Finco BV
4.88% due 07/15/31[6]	36,900,000	36,984,870
Virgin Media Secured Finance plc
4.50% due 08/15/30[6]	35,400,000	35,665,500
5.50% due 08/15/26[6]	1,200,000	1,239,000
Booking Holdings, Inc.
4.63% due 04/13/30	30,557,000	36,549,411
Altice France S.A.
5.13% due 07/15/29[6]	22,700,000	22,811,230
7.38% due 05/01/26[6]	6,600,000	6,863,538
5.13% due 01/15/29[6]	6,350,000	6,381,750
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	18,275,000	18,937,469
4.25% due 02/01/31[6]	9,025,000	9,194,219
LCPR Senior Secured Financing DAC
5.13% due 07/15/29[6]	17,900,000	18,467,072
6.75% due 10/15/27[6]	5,633,000	6,069,473
Amazon.com, Inc.
2.70% due 06/03/60	25,180,000	24,142,319
Sirius XM Radio, Inc.
4.13% due 07/01/30[6]	21,910,000	22,183,875
5.38% due 07/15/26[6]	1,625,000	1,677,813
Fox Corp.
3.50% due 04/08/30	14,521,000	16,019,934
3.05% due 04/07/25	7,100,000	7,606,940
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[6]	22,100,000	21,956,350
CSC Holdings LLC
3.38% due 02/15/31[6]	14,175,000	13,394,099
4.13% due 12/01/30[6]	5,741,000	5,705,119
6.75% due 11/15/21	1,800,000	1,835,460
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[6]	19,750,000	20,441,250
VeriSign, Inc.
2.70% due 06/15/31	18,950,000	19,251,873
Qualitytech, LP / QTS Finance Corp.
3.88% due 10/01/28[6]	17,075,000	18,260,005
Verizon Communications, Inc.
3.15% due 03/22/30	16,590,000	17,903,878
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[6]	15,600,000	15,912,000
Lamar Media Corp.
3.63% due 01/15/31[6]	10,600,000	10,361,500
4.00% due 02/15/30	5,375,000	5,440,091
Ziggo BV
4.88% due 01/15/30[6]	10,125,000	10,378,125
Switch Ltd.
3.75% due 09/15/28[6]	4,200,000	4,252,500
Corning, Inc.
4.38% due 11/15/57	2,500,000	2,981,303
Telenet Finance Lux Note
5.50% due 03/01/28	2,800,000	2,945,600
Thomson Reuters Corp.
5.65% due 11/23/43	1,290,000	1,731,785
Match Group Holdings II LLC
4.13% due 08/01/30[6]	1,250,000	1,271,875
Virgin Media Finance plc
5.00% due 07/15/30[6]	850,000	854,250
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	469,346
Total Communications		1,061,326,348
Consumer, Cyclical - 4.0%
Marriott International, Inc.
4.63% due 06/15/30	43,685,000	50,361,661
3.50% due 10/15/32	45,690,000	48,596,876
2.85% due 04/15/31	43,490,000	44,213,377
5.75% due 05/01/25	29,691,000	34,283,585
Delta Air Lines, Inc.
7.00% due 05/01/25[6]	136,400,000	159,238,276
Hyatt Hotels Corp.
5.38% due 04/23/25	26,900,000	30,381,399
5.75% due 04/23/30	24,745,000	30,065,739
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[6]	44,400,000	44,741,880
4.00% due 05/01/31[6]	5,750,000	5,801,002
3.63% due 02/15/32[6]	1,900,000	1,876,250
5.38% due 05/01/25[6]	1,744,000	1,835,560
Choice Hotels International, Inc.
3.70% due 01/15/31	45,900,000	49,670,226
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[6]	45,200,000	48,587,857
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[6]	39,300,000	38,022,750
3.88% due 01/15/28[6]	9,200,000	9,315,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 46.3% (continued)
Consumer, Cyclical - 4.0% (continued)
Ferguson Finance plc
3.25% due 06/02/30[6]	41,430,000	$44,759,405
VF Corp.
2.95% due 04/23/30	41,355,000	43,796,508
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[6]	38,950,000	42,883,950
BorgWarner, Inc.
2.65% due 07/01/27	34,970,000	37,099,673
Lowe's Companies, Inc.
4.50% due 04/15/30	29,315,000	34,711,684
Whirlpool Corp.
4.60% due 05/15/50	21,920,000	27,229,014
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	24,778,000	27,135,564
WMG Acquisition Corp.
3.00% due 02/15/31[6]	28,050,000	26,576,253
Aramark Services, Inc.
6.38% due 05/01/25[6]	21,850,000	23,215,625
5.00% due 02/01/28[6]	1,525,000	1,593,625
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	9,410,810	9,572,240
3.20% due 06/15/28	5,823,800	5,941,670
3.00% due 10/15/28	4,250,022	4,320,742
3.15% due 02/15/32	174,984	180,370
Scotts Miracle-Gro Co.
4.00% due 04/01/31[6]	18,750,000	18,728,438
Allison Transmission, Inc.
3.75% due 01/30/31[6]	12,500,000	12,285,875
Levi Strauss & Co.
3.50% due 03/01/31[6]	11,100,000	11,035,620
Williams Scotsman International, Inc.
4.63% due 08/15/28[6]	6,775,000	6,996,542
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[6]	5,990,000	6,455,423
Hanesbrands, Inc.
5.38% due 05/15/25[6]	6,095,000	6,453,082
British Airways Class A Pass Through Trust
4.25% due 11/15/32[6]	5,748,423	6,191,395
Smithsonian Institution
2.65% due 09/01/39	5,000,000	5,060,711
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[6]	4,550,000	4,726,313
Performance Food Group, Inc.
6.88% due 05/01/25[6]	4,074,000	4,339,299
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[6]	3,800,000	4,227,147
JB Poindexter & Company, Inc.
7.13% due 04/15/26[6]	2,850,000	3,013,875
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[6]	2,776,000	2,897,450
United Airlines, Inc.
4.38% due 04/15/26[6]	1,750,000	1,811,250
HP Communities LLC
5.86% due 09/15/53[6]	1,420,000	1,763,899
Lear Corp.
5.25% due 05/15/49	1,360,000	1,716,790
Hasbro, Inc.
3.90% due 11/19/29	1,480,000	1,647,147
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	145,092	160,085
Total Consumer, Cyclical		1,025,518,102
Energy - 2.6%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[6]	91,750,000	91,116,565
2.94% due 09/30/40[6]	58,850,000	58,415,165
1.75% due 09/30/27[6]	2,050,000	2,070,426
BP Capital Markets plc
4.88% [3,4]	114,865,000	125,841,499
Qatar Petroleum
3.13% due 07/12/41[6]	38,595,000	38,452,584
3.30% due 07/12/51[6]	37,450,000	37,450,000
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	63,355,000	73,042,282
Occidental Petroleum Corp.
3.00% due 02/15/27	13,280,000	13,180,400
5.55% due 03/15/26	5,940,000	6,563,700
4.30% due 08/15/39	6,600,000	6,303,000
3.40% due 04/15/26	5,000,000	5,112,500
4.10% due 02/15/47	4,900,000	4,562,464
4.40% due 08/15/49	2,500,000	2,400,000
3.20% due 08/15/26	2,375,000	2,392,812
4.40% due 04/15/46	1,400,000	1,344,700
4.63% due 06/15/45	800,000	780,000
ITT Holdings LLC
6.50% due 08/01/29[6]	38,600,000	39,434,146
Valero Energy Corp.
2.15% due 09/15/27	13,920,000	14,147,999
2.85% due 04/15/25	12,000,000	12,720,338
4.00% due 04/01/29	7,450,000	8,326,798
7.50% due 04/15/32	1,180,000	1,660,678
Chevron USA, Inc.
2.34% due 08/12/50	27,250,000	24,553,526
4.20% due 10/15/49	3,300,000	4,065,726
Magellan Midstream Partners, LP
3.25% due 06/01/30	23,260,000	25,070,650
3.95% due 03/01/50	1,600,000	1,736,186
NuStar Logistics, LP
6.38% due 10/01/30	13,850,000	15,302,865
5.63% due 04/28/27	1,799,000	1,926,513

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
CORPORATE BONDS†† - 46.3% (continued)
Energy - 2.6% (continued)
Florida Gas Transmission Company LLC
2.55% due 07/01/30[6]		15,100,000	$15,270,600
Midwest Connector Capital Company LLC
4.63% due 04/01/29[6]		13,440,000	14,297,419
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30		6,300,000	7,437,612
Phillips 66
3.70% due 04/06/23		2,250,000	2,375,248
5.88% due 05/01/42		1,180,000	1,613,971
Parkland Corp.
5.88% due 07/15/27[6]		2,000,000	2,131,740
TransCanada PipeLines Ltd.
6.10% due 06/01/40		1,200,000	1,646,575
ONEOK Partners, LP
6.20% due 09/15/43		680,000	893,276
3.38% due 10/01/22		720,000	739,654
Total Energy			664,379,617
Technology - 2.0%
NetApp, Inc.
2.70% due 06/22/30		123,550,000	129,057,948
Broadcom, Inc.
4.15% due 11/15/30		60,860,000	68,320,205
2.45% due 02/15/31[6]		57,120,000	56,221,384
2.60% due 02/15/33[6]		1,660,000	1,625,160
MSCI, Inc.
3.88% due 02/15/31[6]		31,882,000	33,085,864
3.63% due 09/01/30[6]		17,718,000	18,090,432
Leidos, Inc.
2.30% due 02/15/31		34,450,000	33,610,109
3.63% due 05/15/25		9,200,000	9,997,640
4.38% due 05/15/30		2,650,000	3,009,155
Oracle Corp.
3.95% due 03/25/51		38,750,000	42,415,773
6.13% due 07/08/39		1,190,000	1,648,980
Qorvo, Inc.
4.38% due 10/15/29		21,000,000	22,884,120
3.38% due 04/01/31[6]		8,675,000	9,041,258
Apple, Inc.
2.55% due 08/20/60		22,850,000	21,338,776
Crowdstrike Holdings, Inc.
3.00% due 02/15/29		14,450,000	14,463,727
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[6]		4,550,000	4,641,000
4.00% due 07/01/29[6]		4,100,000	4,192,250
NCR Corp.
5.00% due 10/01/28[6]		7,295,000	7,543,541
8.13% due 04/15/25[6]		600,000	656,100
Analog Devices, Inc.
2.95% due 04/01/25		6,100,000	6,528,836
TeamSystem SpA
3.50% due 02/15/28	EUR	5,000,000	5,925,326
Entegris, Inc.
3.63% due 05/01/29[6]		4,691,000	4,749,637
4.38% due 04/15/28[6]		900,000	939,375
Black Knight InfoServ LLC
3.63% due 09/01/28[6]		5,600,000	5,571,776
Twilio, Inc.
3.63% due 03/15/29		5,048,000	5,148,960
Presidio Holdings, Inc.
4.88% due 02/01/27[6]		2,300,000	2,366,148
Microchip Technology, Inc.
0.97% due 02/15/24[6]		1,650,000	1,648,787
Citrix Systems, Inc.
3.30% due 03/01/30		1,500,000	1,579,685
Skyworks Solutions, Inc.
1.80% due 06/01/26		540,000	547,045
0.90% due 06/01/23		500,000	501,460
HP, Inc.
4.05% due 09/15/22		720,000	751,276
Open Text Holdings, Inc.
4.13% due 02/15/30[6]		210,000	214,158
Total Technology			518,315,891
Basic Materials - 1.2%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[6]		55,600,000	59,810,268
4.20% due 05/13/50[6]		26,390,000	30,202,533
Anglo American Capital plc
5.63% due 04/01/30[6]		39,500,000	48,374,729
2.63% due 09/10/30[6]		18,000,000	18,087,452
3.95% due 09/10/50[6]		14,140,000	15,324,409
2.25% due 03/17/28[6]		1,010,000	1,022,052
Alcoa Nederland Holding BV
4.13% due 03/31/29[6]		13,400,000	13,953,353
5.50% due 12/15/27[6]		6,525,000	7,078,320
6.13% due 05/15/28[6]		2,800,000	3,064,040
Nucor Corp.
2.70% due 06/01/30		15,006,000	15,687,245
2.00% due 06/01/25		5,000,000	5,175,696
Minerals Technologies, Inc.
5.00% due 07/01/28[6]		20,050,000	20,845,985
Valvoline, Inc.
3.63% due 06/15/31[6]		18,300,000	18,300,000
Reliance Steel & Aluminum Co.
2.15% due 08/15/30		12,040,000	11,874,984
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[6]		10,430,000	11,363,381
INEOS Quattro Finance 2 plc
2.50% due 01/15/26	EUR	8,500,000	10,165,919
Steel Dynamics, Inc.
2.40% due 06/15/25		5,950,000	6,224,116
Carpenter Technology Corp.
6.38% due 07/15/28		2,415,000	2,651,998
Southern Copper Corp.
7.50% due 07/27/35		1,150,000	1,664,625
Dow Chemical Co.
4.25% due 10/01/34		1,420,000	1,643,647
International Paper Co.
7.30% due 11/15/39		1,030,000	1,594,757
WR Grace & Company-Conn
4.88% due 06/15/27[6]		925,000	980,778

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 46.3% (continued)
Basic Materials - 1.2% (continued)
Sherwin-Williams Co.
2.75% due 06/01/22	220,000	$224,264
Total Basic Materials		305,314,551
Utilities - 0.9%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	97,100,000	98,967,233
AES Corp.
3.95% due 07/15/30[6]	26,390,000	28,857,465
3.30% due 07/15/25[6]	3,750,000	4,001,625
NRG Energy, Inc.
2.45% due 12/02/27[6]	26,000,000	26,187,835
Arizona Public Service Co.
3.35% due 05/15/50	23,140,000	24,782,497
Alexander Funding Trust
1.84% due 11/15/23[6]	14,400,000	14,667,360
Black Hills Corp.
2.50% due 06/15/30	14,360,000	14,631,543
Clearway Energy Operating LLC
3.75% due 02/15/31[6]	11,150,000	11,094,250
4.75% due 03/15/28[6]	3,325,000	3,487,094
Southern Power Co.
5.25% due 07/15/43	1,350,000	1,648,697
ONE Gas, Inc.
0.85% due 03/11/23	1,620,000	1,620,772
Dominion Energy, Inc.
0.65% (3 Month USD LIBOR + 0.53%, Rate Floor: 0.00%) due 09/15/23[5]	1,030,000	1,030,402
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27	825,000	919,875
Atmos Energy Corp.
0.63% due 03/09/23	800,000	800,237
OGE Energy Corp.
0.70% due 05/26/23	360,000	359,682
Total Utilities		233,056,567
Financial Institutions - 0.1%
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	33,981,840
Total Corporate Bonds
(Cost $11,335,728,702)		11,881,931,546

ASSET-BACKED SECURITIES†† - 21.8%
Collateralized Loan Obligations - 13.5%
BXMT Ltd.
2020-FL2, 1.03% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/15/38[5,6]	76,225,000	76,232,249
2020-FL3, 1.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[5,6]	23,550,000	23,858,288
2020-FL3, 2.68% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 03/15/37[5,6]	16,125,000	16,380,267
2020-FL2, 1.52% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 02/15/38[5,6]	16,000,000	16,064,667
2020-FL3, 2.27% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 03/15/37[5,6]	10,600,000	10,755,621
2020-FL2, 1.78% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/15/38[5,6]	5,360,000	5,351,750
2020-FL2, 1.27% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/15/38[5,6]	5,200,000	5,213,782
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[5,6]	83,450,000	83,337,618
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[5,6]	59,500,000	59,320,245
2021-1A, 2.18% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/20/33[5,6]	2,500,000	2,486,662
Dryden 33 Senior Loan Fund
2020-33A, 1.18% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[5,6]	56,722,408	56,694,699
2020-33A, 1.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[5,6]	48,700,000	48,431,157

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 13.5% (continued)
2020-33A, 2.18% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/29[5,6]	27,000,000	$26,999,900
KREF Funding V LLC
1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/25/26†††,5	115,000,000	114,299,650
0.15% due 06/25/26†††	313,636,364	31,364
Cerberus Loan Funding XXX, LP
2020-3A, 2.03% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[5,6]	100,000,000	100,448,220
2020-3A, 2.68% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33[5,6]	10,200,000	10,302,303
HERA Commercial Mortgage Ltd.
2021-FL1, 1.68% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38[5,6]	49,562,000	49,738,624
2021-FL1, 1.38% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38[5,6]	28,000,000	28,175,476
2021-FL1, 2.03% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 02/18/38[5,6]	19,200,000	19,174,596
2021-FL1, 1.13% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[5,6]	10,000,000	9,988,991
Cerberus Loan Funding XXXII, LP
2021-2A, 1.82% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[5,6]	65,000,000	65,079,241
2021-2A, 3.05% (3 Month USD LIBOR + 2.85%, Rate Floor: 2.85%) due 04/22/33[5,6]	20,925,000	20,945,682
2021-2A, 2.10% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/22/33[5,6]	19,200,000	19,219,304
Golub Capital Partners CLO 33M Ltd.
2021-33A, 1.98% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[5,6]	104,600,000	104,600,000
Woodmont Trust
2020-7A, 2.08% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[5,6]	83,000,000	83,541,318
2020-7A, 2.78% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 01/15/32[5,6]	13,500,000	13,666,801
2020-7A, 2.43% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/32[5,6]	7,000,000	7,027,063
Palmer Square Loan Funding Ltd.
due 07/20/29[5,6]	22,500,000	22,500,000
2021-1A, 1.41% (3 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 04/20/29[5,6]	19,000,000	18,924,161
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[5,6]	13,352,151	13,353,086
2018-4A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[5,6]	12,000,000	12,000,973
2021-2A, 1.55% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[5,6]	10,500,000	10,396,542
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[5,6]	9,069,134	9,070,312
2021-1A, 1.96% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/29[5,6]	7,100,000	7,102,822
2021-2A, 2.60% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 05/20/29[5,6]	7,000,000	6,999,870

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 13.5% (continued)
MidOcean Credit CLO VII
2020-7A, 1.22% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[5,6]	52,000,000	$52,017,576
2020-7A, 1.78% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29[5,6]	27,500,000	27,461,813
2020-7A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[5,6]	14,800,000	14,804,498
Venture XIV CLO Ltd.
2020-14A, 1.17% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[5,6]	69,000,000	69,010,322
2020-14A, 2.39% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29[5,6]	22,725,000	22,687,131
LoanCore Issuer Ltd.
2019-CRE2, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[5,6]	19,984,000	20,021,946
2018-CRE1, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[5,6]	17,747,000	17,751,268
2021-CRE5, 3.07% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/15/36[5,6]	14,350,000	14,396,811
2021-CRE4, 1.83% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/15/35[5,6]	13,182,000	13,201,938
2019-CRE2, 1.77% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36[5,6]	11,575,000	11,580,216
2019-CRE3, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 04/15/34[5,6]	10,240,768	10,248,863
2019-CRE3, 1.67% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34[5,6]	4,410,000	4,385,145
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.14% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[5,6]	72,500,000	72,558,283
2020-9A, 2.79% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/18/31[5,6]	15,250,000	15,308,386
Cerberus Loan Funding XXXI, LP
2021-1A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[5,6]	70,250,000	70,157,846
2021-1A, 2.79% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 04/15/32[5,6]	12,000,000	11,915,576
GPMT Ltd.
2019-FL2, 1.69% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/22/36[5,6]	24,300,000	24,354,673
2019-FL2, 2.44% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 02/22/36[5,6]	21,400,000	21,417,144
2019-FL2, 1.39% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[5,6]	20,492,305	20,501,996
2019-FL2, 1.99% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[5,6]	12,750,000	12,756,644
Parliament Funding II Ltd.
2020-1A, 2.64% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[5,6]	71,650,000	71,855,449
2020-1A, 3.39% (3 Month USD LIBOR + 3.20%, Rate Floor: 3.20%) due 08/12/30[5,6]	6,000,000	6,026,476

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 13.5% (continued)
Golub Capital Partners CLO Ltd.
2018-36A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,6]	$76,300,000	$76,141,449
Owl Rock CLO IV Ltd.
due 08/20/33[5,6]	53,250,000	53,250,000
2020-4A, 2.78% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[5,6]	18,000,000	18,000,000
ABPCI DIRECT LENDING FUND CLO V Ltd.
2021-5A, 1.59% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[5,6]	50,650,000	50,650,000
2021-5A, 1.99% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/20/31[5,6]	15,975,000	15,975,000
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[5,6]	33,500,000	33,406,203
2021-1A, 2.11% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/33[5,6]	30,400,000	30,234,493
CHCP Ltd.
2021-FL1, 1.17% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/15/38[5,6]	28,000,000	28,161,843
2021-FL1, 1.43% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/15/38[5,6]	22,250,000	22,440,631
2021-FL1, 1.78% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/15/38[5,6]	5,900,000	5,950,234
2021-FL1, 2.23% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 02/15/38[5,6]	2,950,000	2,974,145
Cerberus Loan Funding XXVI, LP
2021-1A, 1.57% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[5,6]	55,700,000	55,700,000
2021-1A, 1.97% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 04/15/31[5,6]	3,250,000	3,250,000
Wellfleet CLO Ltd.
2020-2A, 1.25% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[5,6]	52,250,000	52,197,933
2018-2A, 1.77% (3 Month USD LIBOR + 1.58%, Rate Floor: 1.58%) due 10/20/28[5,6]	2,500,000	2,500,690
Diamond CLO Ltd.
2021-1A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/25/29[5,6]	23,825,000	23,797,475
2018-1A, 1.68% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[5,6]	18,000,000	17,969,589
2021-1A, 2.58% (3 Month USD LIBOR + 2.40%, Rate Floor: 2.40%) due 04/25/29[5,6]	2,300,000	2,293,800
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/25/29[5,6]	2,150,000	2,146,571
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,6]	44,300,000	43,918,546
2018-11A, 2.68% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 04/15/31[5,6]	2,300,000	2,266,054
Whitebox CLO II Ltd.
2020-2A, 1.93% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/24/31[5,6]	36,500,000	36,598,232
2020-2A, 2.43% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/24/31[5,6]	7,000,000	7,026,603

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 13.5% (continued)
Cerberus Loan Funding XXXIII, LP
due 07/23/33[5,6]	41,500,000	$41,500,000
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/20/33[5,6]	35,900,000	35,679,427
2021-9A, 1.93% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 01/20/33[5,6]	3,900,000	3,850,195
Anchorage Credit Funding Ltd.
due 07/27/39[5],[6]	32,850,000	32,850,000
due 07/27/39[5,6]	6,345,000	6,345,000
Lake Shore MM CLO III LLC
2020-1A, 2.48% (3 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/29[5,6]	38,900,000	38,995,029
LCM XXIV Ltd.
2021-24A, 1.59% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 03/20/30[5,6]	24,200,000	24,125,217
2021-24A, 2.09% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 03/20/30[5,6]	13,050,000	12,901,073
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.70% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[5,6]	26,750,000	26,750,000
2021-16A, 1.89% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/25/33[5,6]	9,000,000	9,000,000
Madison Park Funding XLVIII Ltd.
2021-48A, 1.59% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33[5,6]	27,500,000	27,098,409
2021-48A, 2.14% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/19/33[5,6]	5,900,000	5,876,170
Telos CLO Ltd.
2017-6A, 1.94% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/17/27[5,6]	32,000,000	32,013,572
Denali Capital CLO XI Ltd.
2018-1A, 1.32% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[5,6]	31,417,284	31,420,916
Marathon CLO V Ltd.
2017-5A, 1.60% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[5,6]	18,020,137	17,865,724
2017-5A, 1.02% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[5,6]	12,608,283	12,597,222
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A, 1.59% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/16/33[5,6]	26,700,000	26,619,171
2021-40A, 1.94% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/16/33[5,6]	2,000,000	1,987,428
OCP CLO Ltd.
2020-4A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29[5,6]	25,500,000	25,367,431
2019-17A, 0.84% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32[5,6]	562,500	561,869
STWD Ltd.
2019-FL1, 1.73% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/38[5,6]	11,210,000	11,247,763
2019-FL1, 2.07% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 07/15/38[5,6]	8,800,000	8,846,407

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 13.5% (continued)
2021-FL2, 2.18% (1 Month USD LIBOR + 2.10%, Rate Floor: 2.10%) due 04/18/38[5,6]	2,820,000	$2,826,171
2019-FL1, 1.53% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/15/38[5,6]	2,200,000	2,214,082
ACRES Commercial Realty Ltd.
2021-FL1, 2.07% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 06/15/36[5,6]	13,092,000	13,105,786
2021-FL1, 2.72% (1 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 06/15/36[5,6]	11,750,000	11,762,283
Ares LVII CLO Ltd.
2020-57A, 2.68% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/25/31[5,6]	13,500,000	13,528,982
2020-57A, 1.93% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/25/31[5,6]	9,500,000	9,505,078
Voya CLO Ltd.
2020-1A, 1.24% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[5,6]	18,850,000	18,852,445
2013-1A, due 10/15/30[6,9]	10,575,071	3,424,113
Apres Static CLO Ltd.
2020-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28[5,6]	21,750,000	21,679,191
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.46% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[5,6]	21,171,638	20,977,318
Allegro CLO IX Ltd.
2018-3A, 1.35% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[5,6]	20,400,000	20,401,348
Avery Point VI CLO Ltd.
2021-6A, 1.98% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 08/05/27[5,6]	12,100,000	12,071,425
2021-6A, 1.53% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/05/27[5,6]	8,000,000	7,991,847
610 Funding CLO 3 Ltd.
2018-3A, 1.44% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[5,6]	19,253,655	19,254,265
Recette CLO Ltd.
2021-1A, 1.59% (3 Month USD LIBOR + 1.40%, Rate Floor: 0.00%) due 04/20/34[5,6]	9,800,000	9,662,419
2021-1A, 1.94% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 04/20/34[5,6]	9,200,000	9,137,503
Anchorage Capital CLO 6 Ltd.
2021-6A, 2.38% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 07/15/30[5,6]	18,585,000	18,538,372
AMMC CLO XIV Ltd.
2021-14A, 1.58% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/25/29[5,6]	18,290,000	18,268,977
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A, 1.59% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/20/32[5,6]	14,100,000	14,053,772
2021-32A, 1.89% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 01/20/32[5,6]	4,200,000	4,162,294
BDS Ltd.
2019-FL3, 2.08% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/15/35[5,6]	9,900,000	9,897,800
2020-FL5, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/16/37[5,6]	4,400,000	4,435,895

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 13.5% (continued)
2020-FL5, 1.48% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 02/16/37[5,6]	3,200,000	$3,228,474
Owl Rock CLO VI Ltd.
2021-6A, 1.94% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/21/32[5,6]	17,450,000	17,396,127
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[5,6]	16,013,689	16,011,723
Wind River CLO Ltd.
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[5,6]	10,632,124	10,629,300
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[5,6]	5,326,130	5,324,715
FS RIALTO
2021-FL2, 2.12% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/16/28[5,6]	15,665,000	15,679,583
Owl Rock CLO II Ltd.
2021-2A, 1.74% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 04/20/33[5,6]	15,600,000	15,562,707
Dryden 36 Senior Loan Fund
2020-36A, 2.23% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29[5,6]	15,200,000	15,200,562
Magnetite XXIX Ltd.
2021-29A, 1.50% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 01/15/34[5,6]	15,100,000	15,083,977
Shackleton CLO Ltd.
2017-8A, 1.49% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[5,6]	5,510,000	5,500,998
2017-8A, 1.11% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[5,6]	5,393,970	5,392,958
2018-6RA, 1.21% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[5,6]	2,973,888	2,972,366
BSPRT Issuer Ltd.
2021-FL6, 2.12% (1 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 03/15/36[5,6]	5,550,000	5,572,716
2018-FL4, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[5,6]	4,752,861	4,751,362
2018-FL3, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[5,6]	3,523,922	3,526,639
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.71% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,6]	11,527,000	11,503,214
2020-9A, 2.53% due 11/15/29[6]	1,250,000	1,248,956
Octagon Investment Partners 49 Ltd.
2021-5A, 1.76% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[5,6]	12,800,000	12,725,563
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[5,6]	12,600,000	12,579,423
KREF Ltd.
2018-FL1, 1.18% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[5,6]	12,403,253	12,415,944
Benefit Street Partners CLO XXII Ltd.
2020-22A, 1.64% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 01/20/32[5,6]	7,700,000	7,687,223

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 13.5% (continued)
2020-22A, 2.34% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 01/20/32[5,6]	4,300,000	$4,292,081
Columbia Cent CLO 27 Ltd.
2020-27A, 1.83% due 10/25/28[6]	12,000,000	11,957,305
Newstar Commercial Loan Funding LLC
2017-1A, 2.63% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[5,6]	11,183,974	11,188,230
Sudbury Mill CLO Ltd.
2017-1A, 1.84% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[5,6]	10,315,686	10,295,570
Neuberger Berman CLO XVI-S Ltd.
2021-16SA, 1.60% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/34[5,6]	10,200,000	10,050,207
Marathon CLO VII Ltd.
2017-7A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,6]	9,919,096	9,916,342
KVK CLO Ltd.
2018-1A, 1.81% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 05/20/29[5,6]	3,850,000	3,844,170
2017-1A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[5,6]	3,239,837	3,238,770
2018-1A, 1.09% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.00%) due 05/20/29[5,6]	2,376,410	2,376,984
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,9]	13,600,000	9,028,714
Monroe Capital CLO Ltd.
2017-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/22/26[5,6]	8,679,276	8,666,046
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,9]	10,000,000	8,438,431
Magnetite Xxix Ltd.
2021-29A, 1.75% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 01/15/34[5,6]	7,700,000	7,690,189
First Eagle Clarendon Fund CLO LLC
2019-1A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[5,6]	5,007,530	5,006,163
2019-1A, 3.23% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[5,6]	2,000,000	2,000,358
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.48% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 12/18/37[5,6]	3,100,000	3,111,150
2021-FL4, 1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 12/18/37[5,6]	3,100,000	3,097,881
Owl Rock CLO I Ltd.
2019-1A, 1.96% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31[5,6]	5,650,000	5,651,916
GoldenTree Loan Opportunities IX Ltd.
2018-9A, 1.29% (3 Month USD LIBOR + 1.11%, Rate Floor: 1.11%) due 10/29/29[5,6]	5,152,000	5,151,987
VOYA CLO
2021-2A, 2.33% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 06/07/30[5,6]	4,950,000	4,949,919
Atlas Senior Loan Fund III Ltd.
2017-1A, 1.46% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27[5,6]	4,300,000	4,253,402
TRTX Issuer Ltd.
2019-FL3, 1.27% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 10/15/34[5,6]	2,600,000	2,605,342

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 13.5% (continued)
2019-FL3, 1.88% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/15/34[5,6]	1,500,000	$1,504,110
Northwoods Capital XII-B Ltd.
2018-12BA, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31[5,6]	4,000,000	3,958,349
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6, 2.65% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 07/16/36[5,6]	3,800,000	3,805,371
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[6,9]	8,920,000	3,728,605
TICP CLO III-2 Ltd.
2018-3R, 1.03% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[5,6]	3,682,448	3,679,770
TCP Waterman CLO Ltd.
2016-1A, 2.17% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[5,6]	3,630,332	3,632,580
Mountain View CLO Ltd.
2018-1A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[5,6]	3,547,582	3,546,538
Ready Capital Mortgage Financing LLC
2019-FL3, 1.09% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/25/34[5,6]	3,186,534	3,181,786
Golub Capital Partners CLO 39B Ltd.
2018-39A, 1.59% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 10/20/28[5,6]	3,100,000	3,099,042
ACRES Commercial Realty Corp.
2020-RSO8, 1.58% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 03/15/35[5,6]	3,000,000	3,019,485
Monroe Capital BSL CLO Ltd.
2017-1A, 1.90% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[5,6]	3,000,000	3,001,720
Newfleet CLO Ltd.
2018-1A, 1.14% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[5,6]	2,604,015	2,602,126
Allegro CLO VII Ltd.
2018-1A, 2.08% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 06/13/31[5,6]	2,500,000	2,503,461
Ocean Trails CLO IV
2017-4A, 1.96% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 08/13/25[5,6]	2,500,000	2,499,716
Oaktree CLO Ltd.
2017-1A, 1.06% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/20/27[5,6]	2,158,566	2,155,921
Grand Avenue CRE Ltd.
2020-FL2, 4.39% (1 Month USD LIBOR + 4.26%, Rate Floor: 4.26%) due 03/15/35[5,6]	1,100,000	1,123,440
2020-FL2, 3.38% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/15/35[5,6]	900,000	912,812
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 1.94% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/18/30[5,6]	1,000,000	995,114
2017-9A, 2.54% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 01/18/30[5,6]	1,000,000	985,147
Anchorage Credit Funding Ltd.
due 07/27/39[5,6]	1,950,000	1,950,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 13.5% (continued)
Dryden XXV Senior Loan Fund
2017-25A, 1.53% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[5,6]		1,766,703	$1,755,696
Avery Point V CLO Ltd.
2017-5A, 1.17% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[5,6]		1,626,939	1,626,956
Catamaran CLO Ltd.
2016-2A, 2.24% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 10/18/26[5,6]		1,469,747	1,470,096
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[6,9]		3,700,000	1,183,497
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[9]		3,020,368	1,004,214
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[6,9]		461,538	193,381
Babson CLO Ltd.
2014-IA, due 07/20/25[6,9]		1,300,000	146,770
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[6,9]		1,200,000	124,472
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,9]		1,500,000	44,055
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,9]		1,808,219	2,170
Total Collateralized Loan Obligations			3,464,474,271
Financial - 2.9%
Station Place Securitization Trust
2021-3, 0.99% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/22†††,5,6		144,500,000	144,500,000
2020-16, 1.09% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,5,6		114,400,000	114,400,000
2021-7, 0.89% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21†††,5,6		61,100,000	61,100,000
2021-SP1, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22†††,5,6		42,600,000	42,600,000
2021-WL1, 0.94% (1 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 01/26/54†††,5,6		8,850,000	8,850,000
2021-WL1, 1.14% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 01/26/54†††,5,6		6,750,000	6,750,000
2021-WL2, 2.09% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 03/25/54[5,6]		5,250,000	5,250,134
2021-WL2, 1.34% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 03/25/54[5,6]		4,250,000	4,250,110
2021-WL1, 1.34% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/26/54†††,5,6		3,400,000	3,400,000
HV Eight LLC
2.75% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 12/28/25†††,5	EUR	107,000,000	127,783,397
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,5	EUR	42,884,999	50,775,270
2.35% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24†††,5		15,163,796	14,965,353
Strategic Partners Fund VIII LP
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/10/25†††,5		51,900,000	52,315,689
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[6]		23,750,000	24,444,253
Ceamer Finance LLC
3.69% due 03/22/31†††		23,275,000	22,810,431
Strategic Partners Fund VIII LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/10/25[5]		21,900,000	21,795,099
Madison Avenue Secured Funding Trust Series
2020-1, 1.72% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,5,6		20,050,000	20,050,000
Nassau LLC
2019-1, 3.98% due 08/15/34[6]		17,499,849	17,711,010
Total Financial			747,026,001
Transport-Aircraft - 1.5%
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[6]		76,448,753	77,758,717
AASET Trust
2020-1A, 3.35% due 01/16/40[6]		30,311,637	29,948,437
2019-1, 3.84% due 05/15/39[6]		13,072,425	12,876,907
2017-1A, 3.97% due 05/16/42[6]		7,317,870	7,239,334
2019-2, 3.38% due 10/16/39[6]		2,200,112	2,151,257
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[6]		48,948,918	48,413,568
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[6]		24,875,404	24,786,201
2017-1, 3.97% due 07/15/42		10,788,372	10,780,344
2016-1, 4.45% due 08/15/41		328,899	328,536
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]		33,752,003	32,543,371
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[6]		32,264,305	32,095,895
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[6]		31,704,590	31,050,578

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Transport-Aircraft - 1.5% (continued)
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[6]	23,491,173	$23,528,489
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[6]	13,208,046	13,094,743
2017-1, 4.58% due 02/15/42[6]	6,053,271	6,024,277
WAVE LLC
2019-1, 3.60% due 09/15/44[6]	12,725,608	12,647,903
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	14,824,151	12,487,721
Raspro Trust
2005-1A, 1.11% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	9,432,999	9,421,522
Slam Ltd.
2021-1A, 3.42% due 06/15/46[6]	1,500,000	1,518,330
Stripes Aircraft Ltd.
2013-1 A1, 3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23†††,5	574,172	557,745
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,7,10	409,604	41
Total Transport-Aircraft		389,253,916
Whole Business - 1.1%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[6]	96,818,375	101,191,661
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[6]	29,226,750	30,633,726
2020-1, 2.84% due 01/30/51[6]	9,775,500	10,111,386
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[6]	30,200,000	30,534,918
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[6]	25,436,250	26,387,057
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[6]	10,400,625	11,224,355
2021-1A, 3.15% due 04/25/51[6]	9,331,000	9,746,696
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	14,736,000	15,910,459
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[6]	12,785,850	13,643,013
2019-1A, 4.08% due 06/15/49[6]	1,582,875	1,697,776
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[6]	7,754,873	8,566,730
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[6]	3,364,575	3,448,891
Drug Royalty III Limited Partnership 1
2017-1A, 3.60% due 04/15/27[6]	126,785	126,842
Total Whole Business		263,223,510
Net Lease - 0.8%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[6]	49,710,475	49,835,383
2017-1A, 4.18% due 04/15/47[6]	274,391	274,890
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	28,437,359	30,060,325
2016-1A, 4.32% due 10/20/46[6]	11,521,865	12,345,518
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[6]	22,208,923	23,129,066
2014-1A, 3.66% due 10/15/44[6]	10,889,556	10,902,559
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[6]	20,036,550	21,324,469
2020-1A, 3.25% due 02/15/50[6]	3,512,880	3,738,882
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[6]	10,498,167	10,674,760
2020-1, 2.60% due 07/15/60[6]	4,576,247	4,638,548
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[6]	15,000,000	15,016,322
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[6]	9,642,239	10,091,843
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[6]	4,340,625	4,508,735
2021-1A, 3.70% due 06/20/51[6]	3,583,000	3,730,114

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Net Lease - 0.8% (continued)
2013-3A, 5.21% due 11/20/43[6]	650,530	$666,624
Total Net Lease		200,938,038
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[6]	108,450,000	108,173,843
2021-4A, 3.12% due 04/27/39[6]	23,000,000	22,800,560
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[6]	54,000,000	53,863,353
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,7]	130,058	129,840
Total Collateralized Debt Obligations		184,967,596
Infrastructure - 0.7%
SBA Tower Trust
2.33% due 01/15/28[6]	140,500,000	145,710,456
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[6]	21,691,761	22,125,438
Diamond Issuer LLC
2020-1A, 2.74% due 07/20/50[6]	7,900,000	7,906,407
Total Infrastructure		175,742,301
Transport-Container - 0.5%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[6]	62,789,183	63,838,378
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[6]	25,962,333	26,176,761
2020-1A, 2.08% due 09/18/45[6]	5,490,000	5,533,975
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[6]	20,597,500	20,793,102
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[6]	10,925,381	11,005,695
Total Transport-Container		127,347,911
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	21,400,000	22,824,170
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[6]	147,024	149,338
Total Diversified Payment Rights		22,973,508
Single Family Residence - 0.0%
FirstKey Homes Trust
due 08/17/28†††5,6	8,174,000	8,173,849
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	2,475,000	2,561,576
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[6]	1,102,542	1,219,374
JGWPT XXV LLC
2012-1A, 4.21% due 02/16/65[6]	481,860	544,744
JG Wentworth XXXV LLC
2015-2A, 3.87% due 03/15/58[6]	38,131	42,680
Total Insurance		4,368,374
Total Asset-Backed Securities
(Cost $5,554,116,571)		5,588,489,275

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4%
Government Agency - 10.1%
Uniform MBS 30 Year
due 08/12/22[5]	2,013,150,001	2,079,521,543
Fannie Mae
2.40% due 03/01/40	27,004,000	28,285,602
3.40% due 02/01/33	25,000,000	26,927,583
2.81% due 09/01/39	20,780,000	23,141,532
3.83% due 05/01/49	19,000,000	22,117,779
4.17% due 02/01/49	16,500,000	20,651,625
2013-124, due 12/25/43[11]	18,459,274	16,843,445
4.08% due 04/01/49	12,879,000	15,761,605
3.42% due 09/01/47	12,696,947	14,031,959
2.07% due 10/01/50	13,361,124	13,117,393
4.21% due 10/01/48	9,750,000	12,200,115
2.00% due 09/01/50	12,003,788	11,627,000
3.43% due 03/01/33	8,100,000	9,160,818
1.76% due 08/01/40	9,360,000	9,032,605
2.17% due 03/01/51	8,638,000	8,501,346
2013-100, due 10/25/43[11]	9,098,682	8,309,489
3.29% due 03/01/33	6,700,000	7,512,091
2.10% due 07/01/50	7,617,675	7,486,060
4.04% due 08/01/48	6,100,000	7,401,043
3.61% due 04/01/39	6,193,000	7,220,851
3.56% due 02/01/38	6,320,226	7,099,553
2.79% due 01/01/32	6,451,945	7,015,792
2.15% due 09/01/29	6,683,000	6,949,216
3.05% due 03/01/50	6,124,361	6,743,547
4.07% due 05/01/49	4,761,965	5,619,749
4.27% due 12/01/33	4,571,256	5,439,040
3.16% due 11/01/30	4,868,832	5,319,770
2.17% due 10/01/50	5,258,936	5,212,010
2.99% due 01/01/40	4,429,000	4,986,446
3.71% due 04/01/31	4,200,000	4,845,472
3.76% due 03/01/37	4,000,000	4,766,774
3.37% due 06/01/39	4,067,000	4,696,846
3.50% due 02/01/48	3,990,405	4,430,088
4.24% due 08/01/48	3,400,000	4,023,382
2.50% due 04/01/35	3,747,735	3,914,212
3.92% due 04/01/39	3,198,000	3,848,555
2.96% due 10/01/49	2,888,857	3,161,739
3.94% due 06/01/35	2,600,000	3,093,217
2.62% due 11/01/28	2,600,000	2,807,141
2.86% due 01/01/33	2,524,000	2,762,442
3.26% due 11/01/46	2,430,809	2,635,645
2.92% due 03/01/50	2,392,466	2,606,047
2.51% due 07/01/50	2,415,176	2,510,733
3.51% due 11/01/37	2,150,000	2,504,525
2.69% due 10/01/34	2,277,098	2,468,076
3.50% due 12/01/47	2,067,335	2,223,896
2.68% due 04/01/50	1,956,190	2,091,562
3.17% due 02/01/30	1,750,000	1,964,354
3.46% due 08/01/49	1,699,511	1,937,897
2.77% due 02/01/36	1,761,971	1,913,209
4.00% due 12/01/38	1,373,064	1,475,483
3.08% due 02/01/33	1,300,000	1,452,069
3.74% due 02/01/48	1,262,342	1,433,774
3.27% due 08/01/34	1,278,808	1,423,331
2.32% due 07/01/50	1,391,645	1,407,151
4.05% due 09/01/48	1,165,141	1,369,471
4.50% due 03/01/48	1,265,006	1,362,497
2.89% due 05/01/33	1,226,065	1,341,651
3.50% due 12/01/46	1,230,775	1,303,731
2.25% due 10/01/50	1,285,138	1,288,011
4.00% due 08/01/47	1,070,963	1,163,763
3.96% due 06/01/49	970,887	1,124,114
4.00% due 01/01/46	1,036,101	1,121,134
3.13% due 01/01/30	993,052	1,108,976
3.60% due 10/01/47	940,303	1,049,259
3.50% due 12/01/45	925,210	995,474
3.18% due 09/01/42	870,827	970,517
2.50% due 01/01/35	922,954	964,110
3.00% due 07/01/46	769,186	810,123
3.63% due 01/01/37	715,640	797,143
3.36% due 12/01/39	695,419	789,180
3.91% due 07/01/49	680,742	788,483
2.75% due 11/01/31	629,040	684,968
4.50% due 02/01/45	516,985	574,656
5.00% due 12/01/44	409,896	458,842
4.33% due 09/01/48	336,190	407,006
4.22% due 04/01/49	315,000	383,746
3.50% due 08/01/43	330,225	356,937
5.00% due 05/01/44	312,091	346,096
4.50% due 05/01/47	307,007	334,218
Fannie Mae-Aces
2020-M23, 1.59% (WAC) due 03/25/35[5,12]	290,408,376	37,584,187
Freddie Mac Seasoned Credit Risk Transfer Trust
2020-2, 2.00% due 11/25/59	15,326,037	15,580,754
2020-3, 2.00% due 05/25/60	12,301,489	12,455,581
Freddie Mac
3.55% due 10/01/33	4,541,530	5,106,209
2018-4762, 4.00% due 01/15/46	4,673,889	4,797,159
3.26% due 09/01/45	2,232,239	2,523,585
1.96% due 05/01/50	1,587,033	1,528,246
1.95% due 05/01/50	1,462,077	1,407,427
3.50% due 01/01/44	1,236,605	1,333,210
4.00% due 02/01/46	1,052,814	1,140,037
3.40% due 04/01/31	985,696	1,118,541
4.00% due 11/01/45	826,688	897,337
3.00% due 08/01/46	805,140	848,181
4.50% due 06/01/48	622,854	672,930
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[6,12]	724,172,518	1,070,327
Freddie Mac Multifamily Structured Pass Through Certificates
2015-K043, 0.65% (WAC) due 12/25/24[5,12]	42,828,354	710,000
Total Government Agency		2,586,302,044
Residential Mortgage Backed Securities - 6.2%
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60[5,6]	97,867,716	99,356,470
2021-RPL4, 1.80% (WAC) due 12/27/60[5,6]	51,536,018	51,607,782
2021-RPL1, 1.67% (WAC) due 09/27/60[5,6]	38,736,765	38,854,610
2018-RPL9, 3.85% (WAC) due 09/25/57[5,6]	759,752	790,318
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[5,7]	67,291,003	67,448,936
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[5,7]	36,031,955	36,016,677
FKRT
2020-C2A, 3.25% due 12/30/23†††,7	100,999,073	101,120,272
Legacy Mortgage Asset Trust
2021-GS2, 1.75% due 04/25/61[6,13]	52,003,233	52,057,946
2021-GS3, 1.75% due 07/25/61[6,13]	44,479,358	44,368,929
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[6,13]	77,800,000	77,835,010
PRPM LLC
2021-5, 1.79% due 06/25/26[6,13]	77,850,000	77,775,739
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36[5]	29,166,704	18,941,240
2007-HE5, 0.43% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 03/25/37[5]	31,539,430	17,403,297

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Residential Mortgage Backed Securities - 6.2% (continued)
2006-HE6, 0.33% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 09/25/36[5]	25,440,251	$12,291,539
2006-HE4, 0.57% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36[5]	9,791,158	6,504,694
2007-HE2, 0.22% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 01/25/37[5]	9,281,045	5,619,472
2007-HE3, 0.20% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 12/25/36[5]	6,551,075	4,307,221
2007-HE6, 0.15% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[5]	3,230,192	2,924,041
2007-NC3, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/37[5]	2,525,607	2,149,510
2007-HE3, 0.22% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36[5,6]	2,401,759	1,740,558
Home Equity Loan Trust
2007-FRE1, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[5]	73,013,473	68,892,608
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.22% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36[5]	74,112,909	54,899,471
2006-WMC4, 0.21% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[5]	13,294,058	8,431,468
2006-WMC3, 0.33% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 08/25/36[5]	2,247,946	1,825,218
Soundview Home Loan Trust
2006-OPT5, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[5]	54,137,961	53,053,805
NovaStar Mortgage Funding Trust Series
2007-2, 0.29% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[5]	37,082,658	36,400,612
2007-1, 0.22% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37[5]	3,482,399	2,637,917
GSAMP Trust
2007-NC1, 0.22% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[5]	29,997,325	19,551,138
2006-HE8, 0.32% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[5]	10,107,000	9,140,335
2006-NC2, 0.39% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 06/25/36[5]	7,380,233	5,232,901
2007-NC1, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/46[5]	6,692,842	4,351,041
2005-HE6, 0.75% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[5]	4,038	4,038
Alternative Loan Trust
2007-OA4, 0.26% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[5]	20,984,061	19,864,609
2007-OH3, 0.38% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[5]	7,863,673	7,492,391
2006-43CB, 6.00% (1 Month USD LIBOR + 0.50%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37[5]	7,230,698	5,550,124
2007-OA7, 0.27% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[5]	3,292,838	3,135,261
2007-OH3, 0.31% (1 Month USD LIBOR + 0.22%, Rate Cap/Floor: 10.00%/0.22%) due 09/25/47[5]	781,677	739,870
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.72% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[5]	31,631,778	31,165,743
2006-BC4, 0.43% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 12/25/36[5]	3,791,765	3,730,204
2006-BC6, 0.26% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37[5]	340,418	338,737
2006-OPT1, 0.35% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/25/36[5]	102,071	101,232
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 12/25/36[5,6]	25,835,622	17,259,371
2007-AMC3, 0.27% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37[5]	7,911,998	7,235,841
2006-WF1, 7.00% due 03/25/36	9,224,572	6,196,751
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR10, 0.26% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[5]	11,754,185	11,444,853
2006-AR9, 0.95% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46[5]	10,901,550	9,924,391
2006-AR9, 0.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[5]	5,129,895	4,413,937
2006-7, 4.17% due 09/25/36	5,775,320	2,418,664
2006-8, 4.21% due 10/25/36	385,708	189,955
IXIS Real Estate Capital Trust
2007-HE1, 0.20% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[5]	34,753,037	11,960,348
2006-HE1, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[5]	13,331,410	8,716,825
2007-HE1, 0.32% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[5]	6,595,630	2,320,631
2007-HE1, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[5]	6,194,500	2,151,702
2007-HE1, 0.15% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[5]	5,153,538	1,757,094
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[5,7]	13,566,978	14,134,343
2019-RM3, 2.80% (WAC) due 06/25/69[5,7]	10,632,734	10,855,052
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[12]	151,880,248	24,690,489
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 0.35% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 02/25/37[5]	35,010,488	15,301,183
2006-HE6, 0.37% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/37[5]	9,927,167	6,696,743
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50[5,6]	12,023,568	12,132,112
2020-1, 2.41% (WAC) due 02/25/50[5,6]	9,248,898	9,343,466
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 0.71% (1 Month USD LIBOR + 0.62%, Rate Floor: 0.62%) due 12/25/35[5]	16,761,000	16,289,838
2007-WM2, 0.30% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 02/25/37[5]	7,395,129	4,298,399
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[6]	20,000,000	20,151,056
Lehman XS Trust Series
2007-4N, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/47[5]	10,800,705	10,812,323
2007-2N, 0.27% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37[5]	6,105,074	6,026,177
2007-15N, 0.34% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.00%) due 08/25/37[5]	2,345,422	2,273,949
2006-10N, 0.51% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 07/25/46[5]	432,121	440,556
RALI Series Trust
2007-QO4, 0.47% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 05/25/47[5]	5,642,373	5,434,775
2006-QO2, 0.53% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[5]	17,656,545	5,249,748
2007-QO2, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[5]	8,636,034	4,371,307
2006-QO2, 0.63% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46[5]	5,725,929	1,738,642
2006-QO6, 0.45% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[5]	5,021,164	1,602,648
2007-QO3, 0.41% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 03/25/47[5]	1,159,561	1,109,575
Ameriquest Mortgage Securities Trust
2006-M3, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36[5]	30,080,469	13,256,869
2006-M3, 0.19% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[5]	12,546,144	5,482,559
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[5]	18,887,964	18,529,275
First NLC Trust
2005-4, 0.87% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36[5]	15,432,290	15,255,456
2005-1, 0.55% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35[5]	2,659,037	2,561,183
ABFC Trust
2007-WMC1, 1.34% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 06/25/37[5]	18,361,137	16,227,382
HarborView Mortgage Loan Trust
2006-14, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[5]	8,777,463	8,244,917
2006-12, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[5]	6,800,785	6,520,509
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 0.17% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 11/25/36[5]	32,585,234	12,291,408
2006-HE2, 0.39% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 07/25/36[5]	3,723,732	2,087,506
New Residential Mortgage Loan Trust
2018-1A, 4.00% (WAC) due 12/25/57[5,6]	9,971,384	10,680,177
2018-2A, 3.50% (WAC) due 02/25/58[5,6]	2,523,698	2,633,471

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Residential Mortgage Backed Securities - 6.2% (continued)
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 0.32% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[5]	21,775,372	$9,278,423
2007-A1, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[5]	8,257,585	3,449,999
Long Beach Mortgage Loan Trust
2006-8, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 09/25/36[5]	16,212,547	6,439,423
2006-6, 0.59% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 07/25/36[5]	5,072,428	2,687,963
2006-8, 0.18% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[5]	4,326,826	1,689,390
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 0.47% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36[5]	10,981,474	10,725,700
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 0.85% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 02/25/36[5]	11,635,811	10,597,801
Master Asset Backed Securities Trust
2006-NC2, 0.57% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 08/25/36[5]	8,725,361	4,630,568
2007-WMC1, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 01/25/37[5]	6,451,994	2,508,084
2006-WMC3, 0.25% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[5]	6,386,028	2,938,580
2006-WMC4, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36[5]	6,478,823	2,828,099
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 01/25/36[5]	10,072,000	9,905,307
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.22% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[5,6]	4,824,245	4,535,396
2007-HE1, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[5,6]	3,861,185	3,693,289
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 0.26% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[5]	5,748,107	4,829,464
2007-HE4, 0.34% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[5]	4,157,979	3,115,852
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 0.93% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[5]	5,903,665	5,334,887
2006-AR13, 1.00% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46[5]	1,754,990	1,649,178
2006-AR11, 1.04% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46[5]	926,881	886,255
BRAVO Residential Funding Trust
2021-HE1, 1.52% (30 Day Average U.S. Secured Overnight Financing Rate + 1.50%, Rate Floor: 0.00%) due 01/25/70[5,6]	7,500,000	7,496,039

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Residential Mortgage Backed Securities - 6.2% (continued)
Impac Secured Assets CMN Owner Trust
2005-2, 0.59% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 03/25/36[5]	7,964,481	$7,396,481
American Home Mortgage Assets Trust
2006-4, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46[5]	8,539,563	5,374,283
2006-6, 0.28% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46[5]	1,882,876	1,609,409
GSAA Home Equity Trust
2006-5, 0.45% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 03/25/36[5]	14,553,455	6,812,310
2007-7, 0.63% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37[5]	115,332	113,891
Fremont Home Loan Trust
2006-D, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[5]	11,652,889	5,600,409
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4
2006-AR4, 0.35% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 12/25/36[5]	11,161,521	5,243,562
ASG Resecuritization Trust
2010-3, 0.69% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[5,6]	3,817,655	3,782,368
Option One Mortgage Loan Trust
2007-2, 0.34% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37[5]	5,749,068	3,633,129
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 02/25/24[5,6]	3,174,899	3,211,424
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 0.67% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36[5]	2,826,490	2,781,845
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 0.89% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[5]	2,715,258	2,609,419
Finance of America HECM Buyout
2021-HB1, 2.08% (WAC) due 02/25/31[5,6]	2,600,000	2,588,429
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[5,6]	2,210,367	2,214,462
Morgan Stanley Resecuritization Trust
2014-R9, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46[5,6]	2,107,413	2,032,182
Countrywide Asset-Backed Certificates
2005-15, 0.54% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 03/25/36[5]	1,500,000	1,483,483
Nomura Resecuritization Trust
2015-4R, 1.15% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,6]	1,129,611	1,124,359
2015-4R, 0.55% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 12/26/36[5,6]	359,986	355,799
Structured Asset Investment Loan Trust
2006-3, 0.24% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[5]	637,717	626,552
2004-BNC2, 1.29% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 12/25/34[5]	609,581	610,476

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Residential Mortgage Backed Securities - 6.2% (continued)
Impac Secured Assets Trust
2006-2, 0.43% (1 Month USD LIBOR + 0.34%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36[5]	1,035,552	$919,095
Alliance Bancorp Trust
2007-OA1, 0.33% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[5]	690,342	645,069
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	294,279	299,471
Morgan Stanley Re-REMIC Trust
2010-R5, 1.20% due 06/26/36[6]	174,496	160,693
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[6]	12,360	12,619
Total Residential Mortgage Backed Securities		1,588,827,356
Military Housing - 1.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[5,6]	114,681,054	137,389,872
2015-R1, 6.19% (WAC) due 11/25/52[5,6]	21,965,380	25,066,671
2015-R1, 4.32% (WAC) due 10/25/52[5,6]	13,571,031	15,446,567
2015-R1, 0.29% (WAC) due 11/25/55[5,6,12]	172,681,900	11,475,558
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51[6]	12,915,938	13,786,555
2008-AMCW, 6.90% due 07/10/55[6]	8,223,661	11,163,668
2007-AETC, 5.75% due 02/10/52[6]	7,333,769	7,870,747
2007-ROBS, 6.06% due 10/10/52[6]	4,627,570	5,067,598
2006-RILY, 2.09% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51[5,6]	6,925,465	4,030,909
2007-AET2, 6.06% due 10/10/52[6]	3,039,964	3,298,404
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[6]	21,972,365	25,490,931
2005-BLIS, 5.25% due 07/10/50[6]	2,500,000	2,761,368
GMAC Commercial Mortgage Asset Corp.
2005-DRUM, 5.47% due 05/10/50†††,6	4,484,634	4,911,571
Total Military Housing		267,760,419
Commercial Mortgage Backed Securities - 1.0%
Citigroup Commercial Mortgage Trust
2019-GC43, 0.75% (WAC) due 11/10/52[5,12]	219,429,797	9,679,509
2019-GC41, 1.19% (WAC) due 08/10/56[5,12]	104,629,432	6,919,605
2016-C2, 1.89% (WAC) due 08/10/49[5,12]	33,200,091	2,307,270
2016-P4, 2.11% (WAC) due 07/10/49[5,12]	29,402,988	2,191,381
2016-P5, 1.63% (WAC) due 10/10/49[5,12]	29,593,118	1,602,645
2016-GC37, 1.85% (WAC) due 04/10/49[5,12]	19,613,700	1,294,789
2015-GC35, 0.93% (WAC) due 11/10/48[5,12]	28,974,502	781,544
2015-GC29, 1.17% (WAC) due 04/10/48[5,12]	19,329,320	653,544
2016-C3, 1.27% (WAC) due 11/15/49[5,12]	11,871,229	473,398
2013-GC15, 4.37% (WAC) due 09/10/46[5]	380,000	408,067
GB Trust
2020-FLIX, 2.42% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 08/15/37[5,6]	23,300,000	23,351,213
2020-FLIX, 1.67% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/15/37[5,6]	2,000,000	2,005,605
Life Mortgage Trust
2021-BMR, 2.42% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38[5,6]	19,500,000	19,560,581
2021-BMR, 1.82% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/38[5,6]	5,250,000	5,266,332

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Commercial Mortgage Backed Securities - 1.0% (continued)
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.16% (WAC) due 07/15/50[5,12]	71,011,632	$3,340,302
2016-BNK1, 1.87% (WAC) due 08/15/49[5,12]	35,925,924	2,544,299
2017-RB1, 1.40% (WAC) due 03/15/50[5,12]	39,898,260	2,299,804
2016-C35, 2.08% (WAC) due 07/15/48[5,12]	24,288,259	1,872,338
2017-C42, 1.02% (WAC) due 12/15/50[5,12]	34,868,645	1,662,506
2016-C32, 4.87% (WAC) due 01/15/59[5]	1,400,000	1,555,893
2015-NXS4, 1.19% (WAC) due 12/15/48[5,12]	39,427,017	1,522,395
2017-RC1, 1.65% (WAC) due 01/15/60[5,12]	25,522,874	1,468,270
2016-NXS5, 1.60% (WAC) due 01/15/59[5,12]	23,576,992	1,250,807
2015-P2, 1.07% (WAC) due 12/15/48[5,12]	26,281,054	973,918
2015-C30, 1.04% (WAC) due 09/15/58[5,12]	30,099,973	958,720
2016-C37, 1.07% (WAC) due 12/15/49[5,12]	15,449,877	441,037
2015-NXS1, 1.23% (WAC) due 05/15/48[5,12]	8,809,465	284,924
Extended Stay America Trust
due 07/15/38[5,6]	12,500,000	12,536,009
due 07/15/38[5,6]	6,450,000	6,446,865
GS Mortgage Securities Trust
2020-GC45, 0.79% (WAC) due 02/13/53[5,12]	153,870,831	7,275,459
2019-GC42, 0.93% (WAC) due 09/01/52[5,12]	69,694,371	3,890,849
2017-GS6, 1.18% (WAC) due 05/10/50[5,12]	42,295,368	2,253,273
2017-GS6, 3.87% due 05/10/50	521,000	569,637
2015-GC28, 1.13% (WAC) due 02/10/48[5,12]	15,654,046	468,097
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.99% (WAC) due 10/15/50[5,12]	132,032,467	5,595,787
2016-C4, 0.88% (WAC) due 12/15/49[5,12]	83,441,512	2,917,190
2016-C4, 3.64% (WAC) due 12/15/49[5]	2,650,000	2,799,437
2016-C2, 1.71% (WAC) due 06/15/49[5,12]	26,555,887	1,447,731
2017-C5, 1.09% (WAC) due 03/15/50[5,12]	8,239,731	353,292
COMM Mortgage Trust
2018-COR3, 0.58% (WAC) due 05/10/51[5,12]	197,244,111	5,475,141
2015-CR26, 1.07% (WAC) due 10/10/48[5,12]	83,006,779	2,712,753
2015-CR24, 0.90% (WAC) due 08/10/48[5,12]	46,330,907	1,234,292
2015-CR23, 1.03% (WAC) due 05/10/48[5,12]	40,453,814	1,063,268
2015-CR27, 1.06% (WAC) due 10/10/48[5,12]	26,607,693	920,115
2015-CR23, 3.80% due 05/10/48	700,000	759,864
2013-CR13, 0.91% (WAC) due 11/10/46[5,12]	35,969,574	587,264
2014-LC15, 1.23% (WAC) due 04/10/47[5,12]	9,523,230	220,632
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37[5,6]	5,350,000	5,499,836
2020-DUNE, 1.42% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36[5,6]	3,750,000	3,755,384
2020-DUNE, 1.97% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36[5,6]	1,000,000	981,407
BENCHMARK Mortgage Trust
2019-B14, 0.91% (WAC) due 12/15/62[5,12]	109,354,234	5,122,152
2018-B2, 0.56% (WAC) due 02/15/51[5,12]	131,073,184	2,632,435
2018-B6, 0.59% (WAC) due 10/10/51[5,12]	64,344,411	1,403,204
2018-B6, 4.77% (WAC) due 10/10/51[5]	750,000	856,511
DBGS Mortgage Trust
2018-C1, 4.64% (WAC) due 10/15/51[5]	7,588,000	8,760,602
KKR Industrial Portfolio Trust
2021-KDIP, 1.62% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 12/15/37[5,6]	8,750,000	8,736,515

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.4% (continued)
Commercial Mortgage Backed Securities - 1.0% (continued)
CSAIL Commercial Mortgage Trust
2019-C15, 1.21% (WAC) due 03/15/52[5,12]		96,923,367	$5,995,553
2015-C1, 0.97% (WAC) due 04/15/50[5,12]		50,676,617	1,232,876
2016-C6, 2.06% (WAC) due 01/15/49[5,12]		5,076,818	375,768
BANK
2020-BN25, 0.53% (WAC) due 01/15/63[5,12]		140,000,000	4,992,372
2017-BNK6, 0.95% (WAC) due 07/15/60[5,12]		42,395,979	1,559,015
2017-BNK4, 1.55% (WAC) due 05/15/50[5,12]		12,812,514	737,736
BX Commercial Mortgage Trust
2019-XL, 2.07% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/15/36[5,6]		6,563,176	6,567,380
Benchmark Mortgage Trust
2020-IG3, 3.23% (WAC) due 09/15/48[5,6]		5,232,000	5,202,369
UBS Commercial Mortgage Trust
2017-C2, 1.21% (WAC) due 08/15/50[5,12]		50,243,084	2,463,167
2017-C5, 1.14% (WAC) due 11/15/50[5,12]		53,190,877	2,337,569
CD Mortgage Trust
2016-CD1, 1.53% (WAC) due 08/10/49[5,12]		31,676,872	1,808,971
2017-CD6, 1.06% (WAC) due 11/13/50[5,12]		45,069,070	1,713,891
2016-CD2, 0.78% (WAC) due 11/10/49[5,12]		30,976,707	790,541
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP3, 1.56% (WAC) due 08/15/49[5,12]		67,918,503	3,688,579
CD Commercial Mortgage Trust
2017-CD4, 1.44% (WAC) due 05/10/50[5,12]		31,643,730	1,644,341
2017-CD3, 1.15% (WAC) due 02/10/50[5,12]		34,139,339	1,520,891
BBCMS Mortgage Trust
2018-C2, 0.93% (WAC) due 12/15/51[5,12]		58,015,701	2,788,391
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.29% (WAC) due 02/15/48[5,12]		69,606,516	2,445,827
2013-C12, 0.57% (WAC) due 07/15/45[5,12]		34,143,280	223,372
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.28% (WAC) due 07/15/50[5,12]		57,329,920	2,614,623
CGMS Commercial Mortgage Trust
2017-B1, 0.96% (WAC) due 08/15/50[5,12]		65,083,931	2,485,002
Cam Commercial Mortgage Corp.
2002-CAM2, 6.16% due 12/14/21[6]		2,119,782	2,138,687
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.03% (WAC) due 12/15/47[5,12]		64,949,041	1,938,112
CFCRE Commercial Mortgage Trust
2016-C3, 1.15% (WAC) due 01/10/48[5,12]		38,521,474	1,488,081
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.25% (WAC) due 02/15/50[5,12]		23,742,176	1,095,654
DBJPM Mortgage Trust
2017-C6, 1.11% (WAC) due 06/10/50[5,12]		23,134,053	962,564
SG Commercial Mortgage Securities Trust
2016-C5, 2.10% (WAC) due 10/10/48[5,12]		5,939,135	369,338
Morgan Stanley Capital I Trust
2016-UBS9, 4.76% (WAC) due 03/15/49[5]		275,000	292,273
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46		225,000	232,104
WFRBS Commercial Mortgage Trust
2013-C12, 1.12% (WAC) due 03/15/48[5,6,12]		6,732,983	96,372
Total Commercial Mortgage Backed Securities			255,747,116
Total Collateralized Mortgage Obligations
(Cost $4,668,617,785)			4,698,636,935

U.S. GOVERNMENT SECURITIES†† - 9.2%
U.S. Treasury Notes
1.63% due 05/15/31[8]		940,400,000	955,975,375
0.75% due 03/31/26		370,000,000	368,511,327
0.25% due 03/15/24		20,000,000	19,920,312
1.25% due 03/31/28		13,000,000	13,060,937
2.00% due 04/30/24		12,460,000	13,014,373
1.50% due 10/31/24		3,820,000	3,942,210
2.25% due 08/15/27		3,370,000	3,606,032
0.50% due 05/31/27		2,600,000	2,518,547
2.13% due 05/15/25		880,000	929,431
U.S. Treasury Strips
due 02/15/50[11,14,15]		736,163,000	400,836,182
1.88% due 02/15/51		330,000,000	315,253,125
due 02/15/51[11,14]		310,000,000	165,524,621
due 08/15/50[11,14]		160,000,000	86,211,648
U.S. Treasury Bonds
8.00% due 11/15/21		5,600,000	5,765,375
8.13% due 08/15/21		3,900,000	3,939,164
2.88% due 08/15/45		2,630,000	3,042,273
2.38% due 11/15/49		2,300,000	2,450,488
1.38% due 08/15/50		2,450,000	2,066,805
2.75% due 11/15/42		700,000	788,758
Total U.S. Government Securities
(Cost $2,407,406,443)			2,367,356,983

SENIOR FLOATING RATE INTERESTS††,5 - 8.5%
Consumer, Non-cyclical - 1.7%
Valeo F1 Company Ltd.
5.50% (3 Month GBP LIBOR + 5.50%, Rate Floor: 5.50%) due 08/27/27	GBP	34,400,000	47,486,475
Bombardier Recreational Products, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27		33,914,141	33,494,623
Packaging Coordinators Midco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/30/27		32,277,436	32,293,575
PetIQ LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28		28,900,000	28,611,000
AI Aqua Zip Bidco Pty Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/13/23		21,950,000	21,950,000
Nidda Healthcare Holding GmbH
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	18,276,306	21,478,670
Sunshine Investments BV
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	EUR	18,059,706	21,267,393

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 8.5% (continued)
Consumer, Non-cyclical - 1.7% (continued)
Sigma Holding BV (Flora Food)
3.50% (1 Month EURIBOR + 3.50% and 6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	17,000,000	$19,628,244
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		19,455,265	19,540,479
Mission Veterinary Partners
4.75% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28		19,300,000	19,324,125
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27		17,444,065	17,476,860
National Mentor Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28		16,480,344	16,498,637
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/15/28		16,342,603	16,332,470
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		14,757,188	14,543,208
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28		12,568,500	12,108,996
Quirch Foods Holdings LLC
5.75% (3 Month USD LIBOR + 4.75% and 3 Month USD LIBOR + 5.25%, Rate Floor: 5.75%) due 10/27/27		11,641,500	11,670,604
Option Care Health, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26		10,198,232	10,196,091
Energizer Holdings, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27		7,481,250	7,456,936
Avantor Funding, Inc.
3.25% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.25%) due 11/08/27		7,381,500	7,378,400
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28†††		7,329,545	7,320,384
PPD, Inc.
2.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 01/13/28		7,182,000	7,169,647
Elanco Animal Health, Inc.
1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27		6,778,793	6,671,485
IQVIA, Inc.
2.00% (3 Month EURIBOR + 2.00%, Rate Floor: 2.00%) due 03/07/24	EUR	4,903,451	5,775,486
Arterra Wines Canada, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/24/27		5,386,500	5,393,233
Elsan SAS
due 02/05/28	EUR	4,500,000	5,327,669
Spectrum Brands, Inc.
2.50% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.50%) due 03/03/28		3,990,000	3,970,050
Dole Food Company, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/05/24		3,798,061	3,793,313
Midwest Physician Administrative Services
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/12/28		3,498,715	3,487,799
B&G Foods, Inc.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/12/26		3,300,000	3,297,657

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 – 8.5% (continued)
Consumer, Non-cyclical - 1.7% (continued)
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26		3,231,900	$3,206,303
Callaway Golf Company
4.59% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 01/02/26		2,511,280	2,524,615
Aveanna Healthcare LLC
due 06/29/28		2,474,528	2,462,156
Hostess Brands LLC
3.00% (1 Month USD LIBOR + 2.25% and 3 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 08/04/25		823,712	819,594
Atkins Nutritionals, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/07/24		159,402	160,033
Total Consumer, Non-cyclical			440,116,210
Consumer, Cyclical - 1.5%
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		45,032,384	44,194,687
7.58% (3 Month USD LIBOR + 6.00% and Commercial Prime Lending Rate + 5.00%, Rate Floor: 6.00%) due 01/29/27†††		3,661,527	3,593,415
Verisure Holding AB
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	30,010,000	35,475,878
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/20/26	EUR	6,890,000	8,147,282
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23		43,527,050	43,472,641
BGIS (BIFM CA Buyer, Inc.)
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26		32,885,340	32,700,524
Zephyr Bidco Ltd.
4.80% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	23,950,000	32,629,726
Mavis Tire Express Services TopCo Corp.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28		28,650,000	28,721,625
CNT Holdings I Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27		24,250,000	24,250,000
Flamingo
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/27/28	EUR	18,600,000	21,857,317
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28		20,200,000	20,205,050
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28		19,976,403	19,855,745
Loire Finco Luxembourg S.A.R.L.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/27		19,650,750	19,544,636
Adevinta ASA
due 10/22/27	EUR	11,000,000	13,033,760
3.75% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 10/22/27		3,800,000	3,798,822
New Trojan Parent, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28		14,050,000	13,973,849
Truck Hero, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 01/31/28		8,977,500	8,973,011
BCPE Empire Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/11/26		5,985,000	5,987,514

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 8.5% (continued)
Consumer, Cyclical - 1.5% (continued)
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26		4,226,155	$4,183,894
Wabash National Corporation
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/28/27†††		3,508,671	3,504,285
SP PF Buyer LLC
4.60% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		3,391,349	3,333,696
Cast & Crew Payroll LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26		2,391,568	2,376,620
Whatabrands, LLC
2.83% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26		1,288,824	1,282,677
1011778 BC Unlimited Liability Co.
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26		1,035,855	1,020,804
OEConnection LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/25/26		700,000	698,250
Rent-A-Center, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 02/17/28		498,750	498,750
Total Consumer, Cyclical			397,314,458
Industrial - 1.5%
United Airlines Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28		41,100,000	41,602,242
American Bath Group LLC
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27		34,254,150	34,143,509
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		30,500,000	32,548,380
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		24,306,026	24,105,987
IFCO Management GmbH
3.25% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/29/26	EUR	19,870,000	23,472,292
Galileo Global Education Finance SARL
3.00% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 11/12/26	EUR	19,200,000	22,659,416
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		20,345,893	21,478,955
TransDigm, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25		14,839,252	14,608,650
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25		5,812,955	5,726,807
Vertical (TK Elevator)
4.48% (6 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27		12,785,830	12,791,200
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 07/29/27	EUR	3,000,000	3,560,498
AI Convoy Luxembourg SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR	13,593,008	16,047,328
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25		14,973,127	14,837,471
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27		13,484,714	13,495,232
Hillman Group, Inc.
due 02/24/28		12,468,354	12,431,448
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	10,500,000	12,343,167

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 8.5% (continued)
Industrial - 1.5% (continued)
Filtration Group Corp.
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/31/25	EUR	7,968,042	$9,377,147
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25		1,652,240	1,637,436
Service Logic Acquisition, Inc.
4.75% (2 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27		10,077,463	10,102,656
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27		8,283,228	8,283,228
Waterlogic Holdings Ltd.
3.75% (2 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/14/25	EUR	5,999,999	7,081,849
TricorBraun Holdings, Inc.
3.75% (6 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28		6,209,832	6,160,960
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27		5,970,000	5,971,851
YAK MAT (YAK ACCESS LLC)
10.13% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		7,240,000	5,900,600
Diversitech Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/02/24		5,746,041	5,747,823
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28		5,720,000	5,709,304
American Residential Services LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/15/27		4,975,000	4,962,563
Berlin Packaging LLC
3.10% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25		4,569,977	4,525,694
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27		4,289,250	4,294,612
Pike Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 12/21/27		3,356,164	3,347,304
Anchor Packaging LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26		1,958,255	1,960,702
CHI Overhead Doors, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 07/31/25		1,439,125	1,439,125
Fly Funding II SARL
2.50% (3 Month USD LIBOR + 1.75%, Rate Floor: 2.50%) due 08/11/25		648,477	636,727
CPG International LLC
3.25% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 05/06/24		508,112	507,385
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††		168,986	168,774
BWAY Holding Co.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24		123,393	120,328

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 8.5% (continued)
Industrial - 1.5% (continued)
API Heat Transfer
12.00% (in-kind rate was 12.00%) due 01/01/24†††,16		45,995	$19,548
12.00% (in-kind rate was 12.00%) due 10/02/23†††,16		8,206	6,155
Total Industrial			393,814,353
Financial - 1.4%
Citadel Securities, LP
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/02/28		62,842,500	62,148,719
Jane Street Group LLC
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28		37,232,733	37,033,166
Nexus Buyer LLC
3.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26		25,988,815	25,914,487
USI, Inc.
3.40% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26		18,906,559	18,720,897
3.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24		6,472,365	6,408,677
Jefferies Finance LLC
3.13% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26		22,349,637	22,230,960
Alter Domus
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/17/28		20,837,775	20,806,518
Higginbotham
6.50% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 11/25/26†††		18,759,342	18,506,629
Orion Advisor Solutions, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27		17,592,284	17,601,080
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		15,360,000	15,379,200
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		15,162,000	15,228,410
HUB International Ltd.
2.93% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25		14,810,903	14,638,948
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25		8,168,274	8,075,482
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/05/27		6,280,904	6,286,117
AmWINS Group, Inc.
3.00% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/19/28		13,333,000	13,244,069
Cross Financial Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27		12,119,625	12,144,834
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27		10,248,371	10,286,802
Jones Deslauriers Insurance Management, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28†††	CAD	8,561,000	6,907,653
8.00% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.00%) due 03/26/29†††	CAD	3,171,000	2,571,392
NFP Corp.
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27		5,444,647	5,362,215

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 8.5% (continued)
Financial - 1.4% (continued)
PAI Holdco, Inc.
4.50% (3 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.88%, Rate Floor: 4.50%) due 10/28/27		5,137,125	$5,145,139
Tegra118 Wealth Solutions, Inc.
4.16% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/18/27		1,193,970	1,194,961
AmeriLife Holdings LLC
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27		560,697	559,822
Total Financial			346,396,177
Technology - 1.2%
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24		54,364,188	54,364,188
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		33,765,375	33,835,607
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27		29,800,250	29,828,262
Cologix Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 05/01/28		25,950,000	26,003,976
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/27/28	EUR	21,520,270	25,432,467
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27		23,250,000	23,211,172
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28		12,550,000	12,603,338
RP Crown Parent LLC (Blue Yonder)
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/02/26		11,583,000	11,568,521
Project Boost Purchaser LLC
due 06/01/26		6,400,000	6,388,032
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26		3,349,929	3,326,211
Sabre GLBL, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/10/27		9,601,750	9,649,759
ThoughtWorks, Inc.
3.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/24/28		8,428,875	8,424,323
Cloudera, Inc.
3.25% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 12/22/27		7,980,000	7,970,903
Aston FinCo SARL
due 10/09/26	GBP	5,800,000	7,782,435
Transact Holdings, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26		7,322,778	7,249,550
Imprivata, Inc.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/01/27		7,100,000	7,106,674
E2open LLC
4.00% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 02/04/28		7,000,000	7,000,000
Provation Software Group, Inc.
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/22/27		6,483,750	6,402,703
Sportradar Capital SARL
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 11/22/27	EUR	5,300,000	6,291,031
Storable, Inc.
3.75% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 04/17/28		5,000,000	4,975,000
Boxer Parent Co., Inc.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/02/25	EUR	3,984,526	4,731,943

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 8.5% (continued)
Technology - 1.2% (continued)
Navicure, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26		4,664,632	$4,668,270
Paya Holdings III, LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/14/28		3,400,000	3,391,500
Informatica LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27		1,911,085	1,897,842
Aston Finco SARL
4.34% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26		640,885	635,079
Total Technology			314,738,786
Communications - 0.4%
Syndigo LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††		24,837,750	24,651,467
Xplornet Communications, Inc.
4.85% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27		21,091,218	21,083,625
ProQuest, LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26		19,364,466	19,342,197
UPC Broadband Holding BV
3.07% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/29		18,900,000	18,767,700
Alchemy Copyrights LLC
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 03/10/28†††		6,019,788	6,012,263
Radiate Holdco, LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/25/26		2,244,375	2,245,205
Zayo Group Holdings, Inc.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,652,094	1,633,640
LCPR Loan Financing LLC
3.82% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/16/28		1,300,000	1,300,819
Authentic Brands
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24		1,023,145	1,021,866
Titan US Finco LLC
4.15% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26		979,826	976,769
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24		760,828	756,811
Telenet Financing USD LLC
2.07% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28		620,000	611,010
Flight Bidco, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25		282,454	279,454
Total Communications			98,682,826
Basic Materials - 0.4%
INEOS Ltd.
2.75% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/26	EUR	31,100,000	36,569,246
Illuminate Buyer LLC
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27		28,421,690	28,233,823
GrafTech Finance, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/12/25		20,553,981	20,543,704
Trinseo Materials Operating S.C.A.
2.60% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/03/28		11,100,000	11,009,868

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 8.5% (continued)
Basic Materials - 0.4% (continued)
Clearwater Paper Corp.
3.13% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/24/26	540,257	$539,582
Total Basic Materials		96,896,223
Utilities - 0.2%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	53,394,930	52,807,586
RS Ivy Holdco, Inc.
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27	5,970,000	5,970,000
Total Utilities		58,777,586
Energy - 0.2%
ITT Holdings LLC
due 06/21/28	20,500,000	20,448,750
Venture Global Calcasieu Pass LLC
2.46% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	19,749,313	18,465,608
Lotus Midstream, LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/29/25	547,563	537,981
Total Energy		39,452,339
Total Senior Floating Rate Interests
(Cost $2,171,101,792)		2,186,188,958

FEDERAL AGENCY BONDS†† - 1.9%
Tennessee Valley Authority
4.25% due 09/15/65	52,900,000	74,217,536
5.38% due 04/01/56	8,960,000	14,434,811
4.63% due 09/15/60	4,700,000	6,899,595
due 03/15/33[12,14]	3,000,000	2,383,668
due 01/15/28[12,14]	2,011,000	1,842,313
due 03/15/35[12,14]	1,142,000	851,095
due 09/15/53[12,14]	1,612,000	648,643
due 09/15/55[12,14]	1,612,000	610,927
due 09/15/56[12,14]	1,612,000	591,783
due 03/15/57[12,14]	1,612,000	583,420
due 09/15/57[12,14]	1,612,000	575,176
due 09/15/58[12,14]	1,612,000	554,949
due 03/15/59[12,14]	1,612,000	547,053
due 09/15/59[12,14]	1,612,000	539,270
due 09/15/60[12,14]	1,612,000	524,032
due 09/15/54[12,14]	1,020,000	398,992
due 03/15/61[12,14]	1,020,000	326,866
due 09/15/61[12,14]	1,020,000	322,216
due 09/15/62[12,14]	1,020,000	311,843
due 03/15/63[12,14]	1,020,000	307,390
due 09/15/63[12,14]	1,020,000	303,001
due 09/15/64[12,14]	1,020,000	291,915
due 03/15/65[12,14]	1,020,000	287,719
due 09/15/65[12,14]	1,020,000	283,582
Freddie Mac Principal Strips
due 07/15/32[11,14]	123,250,000	100,971,330
Fannie Mae Principal Strips
due 07/15/37[11,14]	89,850,000	63,491,245
due 11/15/30[11,14]	37,570,000	32,075,049
due 08/06/38[11,14]	5,850,000	4,006,162
Tennessee Valley Authority Principal Strips
due 01/15/48[11,14]	38,400,000	18,519,514
due 12/15/42[11,14]	23,785,000	13,558,615
due 01/15/38[11,14]	15,800,000	10,741,804
due 09/15/65[11,14]	3,500,000	973,077
due 09/15/39[11,14]	570,000	364,126
due 04/01/56[11,14]	540,000	201,517
Freddie Mac Coupon Strips
due 03/15/30[12,14]	12,050,000	10,476,065
due 07/15/30[12,14]	8,600,000	7,410,104
due 01/15/31[12,14]	7,750,000	6,585,446
due 09/15/30[12,14]	2,906,000	2,492,505
due 03/15/31[12,14]	2,500,000	2,116,265
due 07/15/31[12,14]	1,800,000	1,512,004
due 01/15/30[12,14]	1,050,000	916,077
Federal Farm Credit Bank
2.43% due 01/29/37	13,720,000	14,590,383
3.58% due 04/11/47	4,900,000	5,946,346
2.00% due 05/14/40	3,000,000	2,838,690
2.04% due 12/22/45	2,870,000	2,606,873
1.99% due 07/30/40	2,000,000	1,870,952
3.11% due 08/05/48	1,500,000	1,686,645
3.79% due 05/18/44	1,000,000	1,246,518
2.88% due 10/01/40	100,000	109,957
3.67% due 02/26/44	70,000	85,663
Freddie Mac
due 01/02/34[14]	18,000,000	14,097,186
due 09/15/36[14]	7,355,000	5,315,856
due 11/15/38[14]	6,000,000	4,069,926
2.05% due 08/19/50	2,010,000	1,757,001
2.02% due 10/05/45	720,000	649,245
U.S. International Development Finance Corp.
3.17% due 10/05/34	10,968,625	12,283,284
1.79% due 10/15/29	9,186,680	9,490,175
Fannie Mae
due 01/15/32[14]	9,413,000	7,805,881
due 07/15/32[14]	3,963,000	3,243,097
due 01/15/35[14]	2,250,000	1,712,983
due 02/06/33[14]	1,456,000	1,170,040
due 01/15/33[14]	1,450,000	1,166,500
Federal Home Loan Bank
3.63% due 06/22/43	4,850,000	5,892,052
3.25% due 06/10/39	4,500,000	5,244,160
2.69% due 09/26/34	1,350,000	1,385,829
Resolution Funding Corporation Principal
due 01/15/30[11,14]	1,950,000	1,699,852
due 04/15/30[11,14]	725,000	628,355
Federal Farm Credit Banks Funding Corp.
2.60% due 06/28/39	2,000,000	2,001,020
Total Federal Agency Bonds
(Cost $438,564,904)		495,643,169

MUNICIPAL BONDS†† - 0.9%
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	40,000,000	42,024,708
New York Power Authority Revenue Bonds
2.82% due 11/15/39	16,500,000	16,679,048
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/49	650,000	821,927
Total New York		59,525,683
California - 0.1%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[14]	8,565,000	3,764,391
due 08/01/39[14]	4,000,000	2,295,638
due 08/01/40[14]	2,500,000	1,371,134
due 08/01/41[14]	2,000,000	1,046,202
due 08/01/43[14]	1,900,000	910,206
due 08/01/46[14]	800,000	336,682
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	8,227,426
San Mateo Foster City School District General Obligation Unlimited
3.06% due 08/01/44	6,125,000	6,364,140
Cypress School District General Obligation Unlimited
due 08/01/48[14]	14,450,000	5,985,515
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	5,119,903
San Bernardino Community College District General Obligation Unlimited
due 08/01/44[14]	4,750,000	2,528,706
Upland Unified School District General Obligation Unlimited
due 08/01/50[14]	5,040,000	2,328,521
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/41[14]	4,125,000	1,935,814
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[14]	3,600,000	1,893,629

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.9% (continued)
California - 0.1% (continued)
Hillsborough City School District General Obligation Unlimited
due 09/01/37[14]	1,000,000	$631,449
due 09/01/39[14]	1,000,000	575,741
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	1,191,448
Wiseburn School District General Obligation Unlimited
due 08/01/34[14]	900,000	693,735
Santa Ana Unified School District General Obligation Unlimited
due 08/01/35[14]	700,000	533,378
Total California		47,733,658
Texas - 0.2%
Dallas Fort Worth International Airport Revenue Bonds
3.09% due 11/01/40	13,800,000	14,247,734
City of San Antonio Texas Electric & Gas Systems Revenue Revenue Bonds
2.91% due 02/01/48	10,500,000	10,403,395
Wylie Independent School District General Obligation Unlimited
due 08/15/46[14]	8,885,000	3,527,747
due 08/15/43[14]	3,555,000	1,610,513
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	3,179,682
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	2,556,871
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[14]	2,850,000	1,047,350
due 11/15/41[14]	1,500,000	677,505
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,568,323
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,300,000	1,314,719
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000	1,024,302
Total Texas		41,158,141
Ohio - 0.1%
Northeast Ohio Regional Sewer District Revenue Bonds
3.30% due 11/15/49	10,750,000	11,356,167
Ohio Turnpike & Infrastructure Commission Revenue Bonds
3.20% due 02/15/48	5,200,000	5,335,820
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	4,000,000	3,924,804
Total Ohio		20,616,791
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,850,000	7,224,979
6.63% due 02/01/35	1,820,000	2,338,741
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	6,427,527
Total Illinois		15,991,247
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	11,800,000	11,519,829
Alabama - 0.0%
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	6,368,363
North Carolina - 0.0%
Inlivian Revenue Bonds
3.02% due 01/01/38	4,125,000	4,129,540
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	2,457,886
Klickitat County Public Utility District No. 1 Revenue Bonds
5.25% due 12/01/29	15,000	15,163
Total Washington		2,473,049
Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000	2,456,462
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[14]	4,100,000	2,279,005
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[14]	995,000	624,719
due 01/01/37[14]	570,000	400,695
Total Pennsylvania		1,025,414
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	523,882
Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000	256,609
Minnesota - 0.0%
Dakota & Washington Counties Housing & Redevelopment Auth/City of Bloomington Minnesota Revenue Bonds
8.38% due 09/01/21	5,000	5,014
Total Municipal Bonds
(Cost $204,017,185)		216,062,687

FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 04/16/50	22,700,000	25,765,635
Bermuda Government International Bond
3.38% due 08/20/50[6]	8,400,000	8,478,120
Total Foreign Government Debt
(Cost $33,887,587)		34,243,755

SENIOR FIXED RATE INTERESTS††† - 0.0%
Industrial - 0.0%
CTL Logistics
2.65% due 10/10/42[5]	7,057,887	6,799,216
Total Senior Fixed Rate Interests
(Cost $7,057,887)		6,799,216

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.2%
Call options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	$6,229,100,000	$31,020,918
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	1,402,500,000	6,970,425
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	1,880,100,000	6,411,141
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	630,100,000	2,148,641
Total OTC Options Purchased
(Cost $23,214,540)		$46,551,125
Total Investments - 111.3%
(Cost $27,804,370,255)		$28,555,283,764

	Face Amount~
Collateralized Mortgage Obligations Sold Short†† - (8.3)%
Government Agency - (8.3)%
Uniform MBS 30 Year
3.50% due 08/12/22	2,013,150,000	(2,120,766,959)
Total Collateralized Mortgage Obligations Sold Short
(Proceeds $2,122,729,360)		$(2,120,766,959)
Other Assets & Liabilities, net - (3.0)%		(771,778,923)
Total Net Assets - 100.0%		$25,662,737,882

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.65%	Quarterly	08/13/30	$463,000,000	$29,294,015	$3,650	$29,290,365
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.99%	Quarterly	08/20/50	127,000,000	23,775,671	2,450	23,773,221
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.99%	Quarterly	08/25/50	100,000,000	18,899,001	1,992	18,897,009
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.53%	Quarterly	08/06/30	243,000,000	18,023,312	2,041	18,021,271
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.45%	Quarterly	07/13/27	300,000,000	11,271,003	1,808	11,269,195
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.82%	Annually	04/01/26	600,000,000	2,098,429	2,849	2,095,580
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.27%	Annually	02/07/23	82,400,000	1,481,181	270	1,480,911
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	12/04/21	175,200,000	986,496	157	986,339
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.34%	Annually	11/27/21	164,500,000	869,122	145	868,977
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.22%	Quarterly	07/13/23	500,000,000	840,006	1,048	838,958
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.59%	Annually	03/07/22	150,000,000	513,289	229	513,060
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.47%	Annually	03/09/25	498,005,000	(1,772,931)	1,765	(1,774,696)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.56%	Annually	10/07/30	226,000,000	(12,871,180)	1,953	(12,873,133)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.68%	Annually	12/02/30	400,000,000	(19,284,429)	3,297	(19,287,726)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.55%	Annually	10/16/30	350,000,000	(20,505,189)	2,880	(20,508,069)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.51%	Annually	09/02/30	400,000,000	(24,314,317)	3,211	(24,317,528)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.76%	Annually	01/05/31	$650,000,000	$(27,105,891)	$5,232	$(27,111,123)
								$2,197,588	$34,977	$2,162,611

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Citibank, N.A.	436,650,000	BRL	07/01/21	$103,795,925	$87,823,568	$15,972,357
Bank of America, N.A.	17,346,669,000	JPY	08/02/21	171,181,418	156,201,637	14,979,781
Goldman Sachs International	377,700,000	EUR	07/16/21	458,259,633	448,176,228	10,083,405
JPMorgan Chase Bank, N.A.	10,005,000,000	JPY	07/01/21	97,867,553	90,067,787	7,799,766
Morgan Stanley Capital Services LLC	8,674,335,000	JPY	08/02/21	85,134,312	78,109,828	7,024,484
Goldman Sachs International	149,210,000	BRL	07/01/21	34,956,074	30,010,660	4,945,414
Goldman Sachs International	4,532,865,300	JPY	12/20/21	44,786,733	40,888,090	3,898,643
JPMorgan Chase Bank, N.A.	67,200,000	BRL	07/01/21	15,963,892	13,515,960	2,447,932
Barclays Bank plc	29,215,000	GBP	07/16/21	41,145,121	40,414,775	730,346
Citibank, N.A.	49,060,000	EUR	09/30/21	58,647,355	58,308,969	338,386
JPMorgan Chase Bank, N.A.	27,570,000	EUR	07/16/21	32,878,678	32,714,373	164,305
Goldman Sachs International	10,350,000	CAD	07/16/21	8,490,552	8,351,142	139,410
BNP Paribas	1,590,000	CAD	07/16/21	1,290,120	1,282,929	7,191
Goldman Sachs International	356,625	ILS	11/30/21	106,445	109,800	(3,355)
Goldman Sachs International	499,481	ILS	07/30/21	148,222	153,421	(5,199)
Goldman Sachs International	28,886,625	ILS	11/30/22	8,761,487	8,963,976	(202,489)
Goldman Sachs International	67,282,219	ILS	08/01/22	20,296,295	20,820,199	(523,904)
Bank of America, N.A.	75,749,000	ILS	01/31/22	22,457,456	23,348,832	(891,376)
Goldman Sachs International	164,231,850	ILS	01/31/22	48,573,459	50,622,740	(2,049,281)
Goldman Sachs International	108,769,700	EUR	07/30/21	126,349,603	129,103,832	(2,754,229)
JPMorgan Chase Bank, N.A.	107,510,325	EUR	07/30/21	124,085,192	127,609,021	(3,523,829)
						$58,577,758

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Goldman Sachs International	239,980,850	ILS	01/31/22	$65,373,467	$73,971,572	$8,598,105
Goldman Sachs International	216,280,025	EUR	07/30/21	248,181,328	256,712,852	8,531,524
Citibank, N.A.	434,285,000	BRL	07/01/21	83,284,769	87,347,895	4,063,126
Goldman Sachs International	67,282,219	ILS	08/01/22	18,074,472	20,820,200	2,745,728
JPMorgan Chase Bank, N.A.	218,775,000	BRL	07/01/21	42,398,256	44,002,293	1,604,037
Goldman Sachs International	28,886,625	ILS	11/30/22	7,727,829	8,963,976	1,236,147
Goldman Sachs International	499,481	ILS	07/30/21	134,017	153,422	19,405
Goldman Sachs International	356,625	ILS	11/30/21	95,100	109,800	14,700
Citibank, N.A.	140,000	CAD	07/16/21	112,983	112,962	(21)
JPMorgan Chase Bank, N.A.	85,000	GBP	07/16/21	117,716	117,585	(131)
Citibank, N.A.	285,000	EUR	07/16/21	345,459	338,179	(7,280)
JPMorgan Chase Bank, N.A.	2,075,000	EUR	07/16/21	2,476,652	2,462,181	(14,471)
JPMorgan Chase Bank, N.A.	6,100,000	EUR	09/30/21	7,291,647	7,249,994	(41,653)
Barclays Bank plc	4,532,865,300	JPY	12/20/21	43,207,180	40,888,090	(2,319,090)
JPMorgan Chase Bank, N.A.	10,005,000,000	JPY	07/01/21	97,690,768	90,067,787	(7,622,981)
JPMorgan Chase Bank, N.A.	26,021,004,000	JPY	08/02/21	246,341,040	234,311,465	(12,029,575)
						$4,777,570

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.
[3]	Perpetual maturity.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $10,975,454,388 (cost $10,809,478,130), or 42.8% of total net assets.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $256,988,869 (cost $258,139,932), or 1.0% of total net assets — See Note 6.
[8]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2021, the total market value of segregated or earmarked securities was $1,006,203,540.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is in default of interest and/or principal obligations.
[11]	Security is a principal-only strip.
[12]	Security is an interest-only strip.
[13]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.
[14]	Zero coupon rate security.
[15]	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2021.
[16] [17]	Payment-in-kind security. Special Purpose Acquisition Company (SPAC)

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$288,144,561	$—	$1,241		$288,145,802
Preferred Stocks	—	638,718,660	—	*	638,718,660
Warrants	8,313,634	—	—		8,313,634
Mutual Funds	68,548,604	—	—		68,548,604
Closed-End Funds	16,837,229	—	—		16,837,229
Money Market Fund	12,816,186	—	—		12,816,186
Corporate Bonds	—	11,199,973,126	681,958,420		11,881,931,546
Asset-Backed Securities	—	4,772,302,316	816,186,959		5,588,489,275
Collateralized Mortgage Obligations	—	4,592,605,092	106,031,843		4,698,636,935
U.S. Government Securities	—	2,367,356,983	—		2,367,356,983
Senior Floating Rate Interests	—	2,050,266,698	135,922,260		2,186,188,958
Federal Agency Bonds	—	495,643,169	—		495,643,169
Municipal Bonds	—	216,062,687	—		216,062,687
Foreign Government Debt	—	34,243,755	—		34,243,755
Senior Fixed Rate Interests	—	—	6,799,216		6,799,216
Options Purchased	—	46,551,125	—		46,551,125
Interest Rate Swap Agreements**	—	108,034,886	—		108,034,886
Forward Foreign Currency Exchange Contracts**	—	95,344,192	—		95,344,192
Total Assets	$394,660,214	$26,617,102,689	$1,746,899,939		$28,758,662,842

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$—	$2,120,766,959	$—	$2,120,766,959
Interest Rate Swap Agreements**	—	105,872,275	—	105,872,275
Forward Foreign Currency Exchange Contracts**	—	31,988,864	—	31,988,864
Unfunded Loan Commitments (Note 5)	—	—	969,408	969,408
Total Liabilities	$—	$2,258,628,098	$969,408	$2,259,597,506

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $448,445,676 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$539,349,231	Option Adjusted Spread off the prior month end broker quote	Broker Quote	‒	‒
Asset-Backed Securities	268,663,879	Yield Analysis	Yield	2.0%-3.3%	2.4%
Asset-Backed Securities	8,173,849	Model Price	Purchase Price	‒	‒
Collateralized Mortgage Obligations	101,120,272	Model Price	Purchase Price	‒	‒
Collateralized Mortgage Obligations	4,911,571	Option Adjusted Spread off the prior month end broker quote	Broker Quote	‒	‒
Common Stocks	1,241	Enterprise Value	Valuation Multiple	2.3x-11.9x	10.4	x
Corporate Bonds	429,847,225	Option Adjusted Spread off the prior month end broker quote	Broker Quote	‒	‒
Corporate Bonds	187,155,780	Third Party Pricing	Vendor Price	‒	‒
Corporate Bonds	61,414,515	Yield Analysis	Yield	2.9%	‒
Corporate Bonds	3,540,900	Model Price	Purchase Price	‒	‒
Senior Fixed Rate Interests	6,799,216	Yield Analysis	Yield	2.7%	‒
Senior Floating Rate Interests	69,627,529	Third Party Pricing	Broker Quote	‒	‒
Senior Floating Rate Interests	44,194,687	Yield Analysis	Yield	7.4%	‒
Senior Floating Rate Interests	22,100,044	Yield Analysis	Yield	6.8%-7.4%	6.8%
Total Assets	$1,746,899,939
Liabilities:
Unfunded Loan Commitments	$969,408	Model Price	Purchase Price	‒	‒

*	Inputs are weighted by the fair value of the instruments.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Significant changes in a quote, yield, or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2021, the Fund had assets with a total value of $179,672,787 transfer into Level 3 from Level 2 due to a lack of observable inputs and had assets with a total value of $11,921,883 transfer out of Level 3 into Level 2 due to changes in the securities valuation methods based on the availability of observable market inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$466,869,292	$167,618,207	$244,694,520	$424,325	$3,870	$4,598	$-	$879,614,812	$(2,340,507)
Purchases/(Receipts)	558,560,148	114,123,089	437,395,362	126,205,497	241	-	7,057,888	1,243,342,225	(367,869)
(Sales, maturities and paydowns)/Fundings	(370,949,534)	(174,376,055)	(163,542)	(442,053)	(907)	-	-	(545,932,091)	1,676,189
Amortization of premiums/discounts	18,899	(15,582)	(89,961)	248,141	-	-	-	161,497	-
Total realized gains (losses) included in earnings	820,971	(10,257)	-	63	907	-	-	811,684	41,775
Total change in unrealized appreciation (depreciation) included in earnings	2,307,589	(1,307,559)	(92,303)	509,321	(2,870)	(4,598)	(258,672)	1,150,908	21,004
Transfers into Level 3	166,615,339	-	3,540,900	9,516,548	-	-	-	179,672,787	-
Transfers out Level 3	(8,055,745)	-	(3,326,556)	(539,582)	-	-	-	(11,921,883)	-
Ending Balance	$816,186,959	$106,031,843	$681,958,420	$135,922,260	$1,241	$- *	$6,799,216	1,746,899,939	$(969,408)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$2,283,367	$143,655	$96,798	$508,705	$(2,870)	$(4,598)	(258,672)	2,766,385	$22,853

*	Security has a market value of $0.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	4.20%	07/26/24	5.99%	07/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended June 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/21	Shares 06/30/21	Investment Income
Common Stocks
BP Holdco LLC*	$188	$–	$–	$–	–	188	532	$–
Mutual Funds
Guggenheim Strategy Fund II	26,762,744	$339,608	–	–	21,584	27,123,936	1,085,392	339,607
Guggenheim Strategy Fund III	14,458,530	187,685	–	–	52,101	14,698,316	584,194	187,684
Guggenheim Ultra Short Duration Fund — Institutional Class	26,551,766	201,240	–	–	(26,654)	26,726,352	2,680,677	201,238
	$67,773,228	$728,533	$–	$–	$47,031	$68,548,792		$728,529

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
MONEY MARKET FUND† - 12.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	114,230,090	$114,230,090
Total Money Market Fund
(Cost $114,230,090)		114,230,090

	Face Amount~
CORPORATE BONDS†† - 32.9%
Financial - 10.9%
Fidelity National Financial, Inc.
5.50% due 09/01/22	10,000,000	10,557,231
Swedbank AB
0.85% due 03/18/24[2]	9,550,000	9,582,011
JPMorgan Chase & Co.
0.70% due 03/16/24[3]	9,100,000	9,129,504
Banco Santander S.A.
0.70% due 06/30/24[3]	9,000,000	9,016,920
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	8,900,000	8,914,240
Charles Schwab Corp.
0.55% (U.S. Secured Overnight Financing Rate + 0.50%) due 03/18/24[4]	8,850,000	8,908,737
Ameriprise Financial, Inc.
3.00% due 04/02/25	6,450,000	6,905,416
Sompo International Holdings Ltd.
4.70% due 10/15/22	5,120,000	5,375,073
Credit Suisse AG NY
0.42% (U.S. Secured Overnight Financing Rate + 0.39%) due 02/02/24[4]	5,250,000	5,244,540
Barclays Bank plc
1.70% due 05/12/22	4,600,000	4,652,190
CIT Group, Inc.
3.93% due 06/19/24[3]	4,400,000	4,636,500
Citizens Bank North America/Providence RI
0.95% (3 Month USD LIBOR + 0.81%) due 05/26/22[4]	4,215,000	4,241,639
Intercontinental Exchange, Inc.
0.77% (3 Month USD LIBOR + 0.65%) due 06/15/23[4]	1,600,000	1,598,080
2.35% due 09/15/22	1,000,000	1,021,263
Standard Chartered plc
1.32% due 10/14/23[2,3]	1,350,000	1,361,624
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,316,583
Mitsubishi UFJ Financial Group, Inc.
0.97% (3 Month USD LIBOR + 0.79%) due 07/25/22[4]	950,000	957,125
1.18% (3 Month USD LIBOR + 1.06%) due 09/13/21[4]	339,000	339,668
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,200,000	1,212,175
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,158,625
Brighthouse Financial Global Funding
0.77% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[2,4]	900,000	906,534
Wells Fargo & Co.
4.13% due 08/15/23	800,000	860,300
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	650,000	711,691
Nordea Bank Abp
1.08% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,4]	550,000	556,250
First American Financial Corp.
4.60% due 11/15/24	500,000	553,829
ING Groep N.V.
1.19% (3 Month USD LIBOR + 1.00%) due 10/02/23[4]	500,000	508,329
Markel Corp.
3.63% due 03/30/23	450,000	472,633
Apollo Management Holdings, LP
4.00% due 05/30/24[2]	350,000	381,000
Reliance Standard Life Global Funding II
3.85% due 09/19/23[2]	200,000	213,890
Total Financial		101,293,600
Industrial - 5.8%
Boeing Co.
1.43% due 02/04/24	6,550,000	6,571,782
1.95% due 02/01/24	6,000,000	6,144,198
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[2]	7,300,000	7,308,914
0.73% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,4]	1,870,000	1,877,700
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	5,213,012
3.75% due 06/09/23	2,650,000	2,806,916
Graphic Packaging International LLC
0.82% due 04/15/24[2]	6,700,000	6,650,903
Teledyne Technologies, Inc.
0.65% due 04/01/23	4,550,000	4,548,900
CNH Industrial Capital LLC
1.95% due 07/02/23	4,230,000	4,335,717
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,326,500
Berry Global, Inc.
0.95% due 02/15/24[2]	2,150,000	2,151,870
Vontier Corp.
1.80% due 04/01/26[2]	2,150,000	2,135,466

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 32.9% (continued)
Industrial - 5.8% (continued)
Penske Truck Leasing Company LP / PTL Finance Corp.
2.70% due 11/01/24[2]	900,000	$946,543
Jabil, Inc.
1.70% due 04/15/26	650,000	655,211
Weir Group plc
2.20% due 05/13/26[2]	440,000	441,990
Total Industrial		54,115,622
Consumer, Non-cyclical - 4.8%
Illumina, Inc.
0.55% due 03/23/23	8,800,000	8,812,990
AmerisourceBergen Corp.
0.74% due 03/15/23	8,650,000	8,666,608
IHS Markit Ltd.
4.13% due 08/01/23	5,791,000	6,181,313
Element Fleet Management Corp.
1.60% due 04/06/24[2]	4,900,000	4,980,066
Triton Container International Ltd.
2.05% due 04/15/26[2]	2,200,000	2,207,938
1.15% due 06/07/24[2]	1,700,000	1,696,768
Sysco Corp.
5.65% due 04/01/25	3,350,000	3,882,093
Molina Healthcare, Inc.
5.38% due 11/15/22	2,700,000	2,824,875
CVS Health Corp.
4.00% due 12/05/23	1,600,000	1,718,924
Stryker Corp.
3.38% due 05/15/24	1,600,000	1,715,266
Bunge Limited Finance Corp.
3.00% due 09/25/22	800,000	821,634
Spectrum Brands, Inc.
5.75% due 07/15/25	700,000	717,325
Square, Inc.
2.75% due 06/01/26[2]	350,000	356,125
General Mills, Inc.
1.20% (3 Month USD LIBOR + 1.01%) due 10/17/23[4]	200,000	203,537
Total Consumer, Non-cyclical		44,785,462
Utilities - 3.8%
CenterPoint Energy Resources Corp.
0.63% (3 Month USD LIBOR + 0.50%) due 03/02/23[4]	9,400,000	9,402,210
NextEra Energy Capital Holdings, Inc.
0.42% (3 Month USD LIBOR + 0.27%) due 02/22/23[4]	8,600,000	8,601,500
0.55% (U.S. Secured Overnight Financing Rate + 0.54%) due 03/01/23[4]	100,000	100,501
Atmos Energy Corp.
0.63% due 03/09/23[5]	4,650,000	4,651,378
0.50% (3 Month USD LIBOR + 0.38%) due 03/09/23[4]	1,000,000	1,000,132
ONE Gas, Inc.
1.10% due 03/11/24	4,550,000	4,553,163
Alexander Funding Trust
1.84% due 11/15/23[2]	4,300,000	4,379,837
OGE Energy Corp.
0.70% due 05/26/23	1,500,000	1,498,675
Puget Energy, Inc.
6.00% due 09/01/21	1,300,000	1,312,388
Entergy Louisiana LLC
3.30% due 12/01/22	175,000	180,727
Total Utilities		35,680,511
Communications - 3.6%
NTT Finance Corp.
0.58% due 03/01/24[2]	8,950,000	8,937,697
Verizon Communications, Inc.
0.75% due 03/22/24	4,400,000	4,419,228
Videotron Ltd.
5.00% due 07/15/22	3,500,000	3,640,350
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,636,000
4.50% due 02/01/26	1,250,000	1,273,900
2.25% due 02/15/26	600,000	604,500
Netflix, Inc.
5.50% due 02/15/22	2,700,000	2,767,500
ViacomCBS, Inc.
4.75% due 05/15/25	2,210,000	2,501,780
Sirius XM Radio, Inc.
5.38% due 07/15/26[2]	1,543,000	1,593,147
3.88% due 08/01/22[2]	600,000	601,080
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	2,000,000	2,045,000
Level 3 Financing, Inc.
5.38% due 05/01/25	1,700,000	1,736,125
Corning, Inc.
3.70% due 11/15/23	927,000	987,218
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36% due 09/20/21[2]	657,500	660,788
Total Communications		33,404,313
Technology - 2.3%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	8,200,000	8,189,340
HCL America, Inc.
1.38% due 03/10/26[2]	7,300,000	7,256,940
Microchip Technology, Inc.
2.67% due 09/01/23	2,570,000	2,676,372
0.97% due 02/15/24[2]	750,000	749,448
Infor, Inc.
1.45% due 07/15/23[2]	2,600,000	2,629,025
Total Technology		21,501,125
Energy - 1.4%
Enbridge, Inc.
0.42% (U.S. Secured Overnight Financing Rate + 0.40%) due 02/17/23[4]	4,900,000	4,909,837
Phillips 66
0.90% due 02/15/24	3,400,000	3,404,500

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 32.9% (continued)
Energy - 1.4% (continued)
Valero Energy Corp.
1.20% due 03/15/24	3,000,000	$3,023,205
Halliburton Co.
3.25% due 11/15/21	1,130,000	1,133,897
Total Energy		12,471,439
Basic Materials - 0.3%
Carpenter Technology Corp.
4.45% due 03/01/23	1,350,000	1,410,654
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	1,300,000	1,376,194
Total Basic Materials		2,786,848
Consumer, Cyclical - 0.0%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[2]	200,000	199,500
Total Corporate Bonds
(Cost $304,781,313)		306,238,420

ASSET-BACKED SECURITIES†† - 26.7%
Collateralized Loan Obligations - 19.6%
Shackleton CLO Ltd.
2017-8A, 1.11% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,4]	9,380,817	9,379,057
2018-6RA, 1.21% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[2,4]	4,460,832	4,458,549
BXMT Ltd.
2020-FL2, 1.03% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/15/38[2,4]	5,000,000	5,000,475
2020-FL2, 1.27% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/15/38[2,4]	2,550,000	2,556,759
2020-FL3, 1.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[2,4]	2,500,000	2,532,727
Palmer Square Loan Funding Ltd.
2021-2A, 1.55% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[2,4]	4,500,000	4,455,661
2021-1A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 04/20/29[2,4]	4,000,000	4,002,604
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,4]	620,430	620,511
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,4]	499,146	499,181
HERA Commercial Mortgage Ltd.
2021-FL1, 1.38% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/18/38[2,4]	5,000,000	5,031,335
2021-FL1, 1.13% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[2,4]	4,250,000	4,245,321
ABPCI DIRECT LENDING FUND CLO V Ltd.
2021-5A, 1.59% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[2,4]	8,250,000	8,250,000
Diamond CLO Ltd.
2021-1A, 1.38% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[2,4]	8,178,462	8,183,600
Dryden 33 Senior Loan Fund
2020-33A, 1.18% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[2,4]	8,000,000	7,996,092
CHCP Ltd.
2021-FL1, 1.17% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/15/38[2,4]	6,500,000	6,537,571
Owl Rock CLO IV Ltd.
due 08/20/33[2,4]	4,500,000	4,500,000
2020-4A, 2.78% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[2,4]	2,000,000	2,000,000
CIFC Funding 2015-III Ltd.
2018-3A, 1.06% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 04/19/29[2,4]	6,475,000	6,442,650
LCM XXIV Ltd.
2021-24A, 1.17% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.98%) due 03/20/30[2,4]	5,750,000	5,742,413

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.7% (continued)
Collateralized Loan Obligations - 19.6% (continued)
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[2,4]	3,000,000	$2,995,960
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[2,4]	2,250,000	2,243,203
Carlyle Global Market Strategies CLO Ltd.
2018-4A, 1.18% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31[2,4]	4,927,378	4,912,814
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,4]	4,477,110	4,476,560
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.70% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[2,4]	4,250,000	4,250,000
GPMT Ltd.
2019-FL2, 1.39% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,4]	4,154,006	4,155,970
Madison Park Funding XLVIII Ltd.
2021-48A, 1.59% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/19/33[2,4]	4,000,000	3,941,587
Golub Capital Partners CLO 33M Ltd.
2021-33A, 1.98% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[2,4]	3,750,000	3,750,000
MidOcean Credit CLO VII
2020-7A, 1.22% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,4]	3,500,000	3,501,183
Cerberus Loan Funding XXX, LP
2020-3A, 2.03% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[2,4]	3,000,000	3,013,447
GoldenTree Loan Management US CLO 1 Ltd.
2021-9A, 0.62% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 01/20/33[2,4]	3,000,000	2,999,457
LoanCore Issuer Ltd.
2019-CRE2, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[2,4]	1,300,000	1,302,468
2018-CRE1, 1.57% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,4]	1,000,000	1,000,241
2018-CRE1, 1.20% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,4]	692,331	692,660
Woodmont Trust
2020-7A, 2.08% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[2,4]	2,750,000	2,767,935
Cerberus Loan Funding XXXII, LP
2021-2A, 1.82% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[2,4]	2,500,000	2,503,048
Venture XIV CLO Ltd.
2020-14A, 1.17% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,4]	2,500,000	2,500,374
Cerberus Loan Funding XXXI, LP
2021-1A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[2,4]	2,500,000	2,496,721
Avery Point VI CLO Ltd.
2021-6A, 1.08% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[2,4]	2,313,645	2,313,896
Cerberus Loan Funding XXXIII, LP
due 07/23/33[2,4]	2,250,000	2,250,000
TICP CLO VII Ltd.
2020-7A, 0.73% (3 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/15/33[2,4]	2,250,000	2,246,489

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.7% (continued)
Collateralized Loan Obligations - 19.6% (continued)
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.88% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[2,4]	2,250,000	$2,243,700
Marathon CLO V Ltd.
2017-5A, 1.02% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,4]	2,163,965	2,162,067
Parliament Funding II Ltd.
2020-1A, 2.64% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[2,4]	2,000,000	2,005,735
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.14% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[2,4]	2,000,000	2,001,608
Cerberus Loan Funding XXVI, LP
2021-1A, 1.57% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[2,4]	2,000,000	2,000,000
Wellfleet CLO Ltd.
2020-2A, 1.25% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,4]	2,000,000	1,998,007
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,4]	1,800,000	1,784,501
OZLM XII Ltd.
2018-12A, 1.24% (3 Month USD LIBOR + 1.05%, Rate Floor: 0.00%) due 04/30/27[2,4]	1,563,730	1,563,759
Greywolf CLO III Ltd.
2020-3RA, 0.68% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 04/15/33[2,4]	1,555,556	1,551,817
Allegro CLO IX Ltd.
2018-3A, 1.35% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[2,4]	1,500,000	1,500,099
California Street CLO IX, LP
2019-9A, 0.88% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/16/32[2,4]	1,500,000	1,498,229
610 Funding CLO 3 Ltd.
2018-3A, 1.44% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[2,4]	1,234,209	1,234,248
Newfleet CLO Ltd.
2018-1A, 1.14% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,4]	1,096,427	1,095,632
Voya CLO Ltd.
2019-2A, 0.84% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32[2,4]	937,500	935,361
KREF Ltd.
2018-FL1, 1.18% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[2,4]	920,737	921,679
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.18% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[2,4]	850,000	851,997
Wind River CLO Ltd.
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,4]	473,802	473,676
2017-2A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,4]	296,126	296,048
BSPRT Issuer Ltd.
2018-FL4, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[2,4]	594,108	593,920
2018-FL3, 1.12% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,4]	146,830	146,943
KVK CLO Ltd.
2017-1A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[2,4]	678,105	677,882

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.7% (continued)
Collateralized Loan Obligations - 19.6% (continued)
BlueMountain CLO XXV Ltd.
2019-25A, 0.83% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/15/32[2,4]	656,250	$655,529
Mountain View CLO Ltd.
2018-1A, 0.98% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,4]	384,950	384,837
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.71% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,4]	382,000	381,212
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.83% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,4]	350,000	349,428
Grand Avenue CRE Ltd.
2020-FL2, 2.57% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[2,4]	337,198	341,467
First Eagle Clarendon Fund CLO LLC
2019-1A, 1.48% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,4]	147,754	147,714
Total Collateralized Loan Obligations		182,545,614
Financial - 2.5%
Station Place Securitization Trust
2020-16, 1.09% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,2,4	6,700,000	6,700,000
2021-9, 0.68% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22[2,4]	6,050,000	6,050,000
2021-3, 0.99% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/22†††,2,4	4,000,000	4,000,000
2021-SP1, 1.84% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/17/22†††,2,4	1,200,000	1,200,000
2021-7, 0.89% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21†††,2,4	500,000	500,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.72% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,2,4	5,250,000	5,250,000
Total Financial		23,700,000
Transport-Container - 1.4%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	7,095,938	7,055,065
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	3,142,363	3,116,387
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	2,044,000	2,022,885
2020-1A, 2.73% due 08/21/45[2]	821,967	835,702
Total Transport-Container		13,030,039
Infrastructure - 1.1%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	6,050,000	6,324,038
SBA Tower Trust
2.33% due 01/15/28[2]	4,000,000	4,148,341
Total Infrastructure		10,472,379
Net Lease - 1.0%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	6,681,334	6,780,981
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	2,250,000	2,270,164
Total Net Lease		9,051,145
Whole Business - 0.8%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[2]	4,664,750	4,781,649
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	985,000	1,036,870
Taco Bell Funding LLC
2018-1A, 4.32% due 11/25/48[2]	780,000	781,669

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.7% (continued)
Whole Business - 0.8% (continued)
DB Master Finance LLC
2019-1A, 3.79% due 05/20/49[2]	280,013	$283,644
Total Whole Business		6,883,832
Collateralized Debt Obligations - 0.2%
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[2]	1,750,000	1,745,572
Transport-Aircraft - 0.1%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[2]	895,719	754,545
Raspro Trust
2005-1A, 1.11% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[2,4]	333,911	333,505
Total Transport-Aircraft		1,088,050
Total Asset-Backed Securities
(Cost $247,799,511)		248,516,631

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.6%
Residential Mortgage Backed Securities - 11.7%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[2,4]	7,700,682	7,724,109
2020-NQM1, 1.21% due 05/25/65[2,6]	3,245,222	3,265,815
2020-RPL5, 3.02% (WAC) due 08/25/60[2,4]	2,918,074	2,962,464
2021-RPL4, 1.80% (WAC) due 12/27/60[2,4]	1,724,437	1,726,838
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,6]	3,981,604	3,991,741
2020-1, 2.42% due 01/25/60[2,6]	1,692,717	1,714,663
2019-4, 2.85% due 11/25/59[2,6]	1,188,131	1,207,881
2021-3, 1.44% (WAC) due 06/25/66[2,4]	1,150,000	1,149,759
2019-4, 2.64% due 11/25/59[2,6]	1,029,829	1,047,045
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,6]	9,000,000	9,004,050
SPS Servicer Advance Receivables Trust II
2020-T1, 1.28% due 11/15/52[2]	7,000,000	7,025,665
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	4,150,000	4,155,033
2020-T3, 1.32% due 10/15/52[2]	2,750,000	2,750,419
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.03% due 12/16/52[2]	4,000,000	4,000,726
2020-T1, 1.43% due 08/15/53[2]	2,000,000	2,000,724
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,6]	4,007,595	3,997,645
2021-GS2, 1.75% due 04/25/61[2,6]	1,966,096	1,968,164
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	5,150,000	5,205,460
PRPM LLC
2021-5, 1.79% due 06/25/26[2,6]	4,500,000	4,495,707
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[4,7]	2,349,439	2,354,953
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[4,7]	1,313,069	1,312,512
BRAVO Residential Funding Trust
2021-HE1, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[2,4]	1,951,949	1,952,546
2021-HE2, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[2,4]	871,201	871,489
2019-NQM1, 2.67% (WAC) due 07/25/59[2,4]	591,431	596,662
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[2,4]	3,311,821	3,310,472
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59[2,4]	1,776,897	1,874,372
2018-2A, 3.50% (WAC) due 02/25/58[2,4]	1,171,717	1,222,683
FKRT
2020-C2A, 3.25% due 12/30/23†††,7	2,718,671	2,721,934

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.6% (continued)
Residential Mortgage Backed Securities - 11.7% (continued)
CSMC Series
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,4]	1,879,657	$1,850,985
2014-7R, 0.24% (WAC) due 10/27/36[2,4]	569,158	565,904
Soundview Home Loan Trust
2006-OPT5, 0.23% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	2,217,684	2,173,273
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,4]	911,770	944,729
2017-6, 2.75% (WAC) due 10/25/57[2,4]	783,926	802,869
2017-5, 0.69% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,4]	369,835	369,854
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65[2,4]	1,194,318	1,195,301
2020-2, 1.64% (WAC) due 10/25/65[2,4]	687,971	687,188
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.66% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[4]	1,811,608	1,811,939
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,4]	1,631,957	1,655,344
CIT Mortgage Loan Trust
2007-1, 1.44% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,4]	1,457,858	1,472,102
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.83% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[4]	1,376,716	1,377,264
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,4]	1,326,059	1,329,986
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,4]	895,471	905,496
2019-1, 2.94% (WAC) due 06/25/49[2,4]	345,239	347,122
Banc of America Funding Trust
2015-R2, 0.35% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,4]	1,007,075	984,975
Citigroup Mortgage Loan Trust
2007-WFH2, 0.49% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[4]	558,613	556,834
2019-IMC1, 2.72% (WAC) due 07/25/49[2,4]	397,647	401,776
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[2,4]	949,917	953,148
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,4]	485,296	489,551
2019-2, 2.70% (WAC) due 09/25/59[2,4]	308,982	309,969
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.74% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[4]	790,264	788,873
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,4]	442,073	442,892
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[4,7]	366,646	374,312
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.59% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[4]	175,195	175,145
Total Residential Mortgage Backed Securities		108,578,362
Government Agency - 7.9%
Uniform MBS 30 Year
due 08/12/22[4]	71,250,000	73,599,041

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.6% (continued)
Commercial Mortgage Backed Securities - 1.0%
Life Mortgage Trust
2021-BMR, 1.17% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[2,4]		2,450,000	$2,454,671
Morgan Stanley Capital I Trust
2018-H3, 0.99% (WAC) due 07/15/51[4,8]		46,205,670	2,069,196
Citigroup Commercial Mortgage Trust
2019-GC41, 1.19% (WAC) due 08/10/56[4,8]		24,911,770	1,647,525
BENCHMARK Mortgage Trust
2019-B14, 0.91% (WAC) due 12/15/62[4,8]		34,794,529	1,629,776
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.79% (WAC) due 06/15/51[4,8]		29,387,041	914,504
KKR Industrial Portfolio Trust
2021-KDIP, 1.07% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[2,4]		650,000	649,804
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48		391,506	391,409
Total Commercial Mortgage Backed Securities			9,756,885
Total Collateralized Mortgage Obligations
(Cost $191,042,792)			191,934,288

FOREIGN GOVERNMENT DEBT†† - 12.4%
State of Israel
0.75% due 07/31/22	ILS	44,240,000	13,691,325
5.50% due 01/31/22	ILS	35,760,000	11,317,573
Federative Republic of Brazil
due 10/01/21[9]	BRL	108,600,000	21,579,141
Kingdom of Spain
(0.51)% due 07/09/21[11]	EUR	17,110,000	20,299,067
Province of Nova Scotia
0.13% due 07/15/21[11]	CAD	12,100,000	9,762,401
0.16% due 07/08/21[11]	CAD	8,010,000	6,462,781
Province of Ontario
0.13% due 07/07/21[11]	CAD	15,205,000	12,268,160
0.13% due 07/14/21[11]	CAD	3,210,000	2,589,912
Czech Republic
0.10% due 04/17/22	CZK	200,400,000	9,272,584
Province of Quebec
0.13% due 07/16/21[11]	CAD	2,816,000	2,271,886
Abu Dhabi Government International Bond
0.75% due 09/02/23		2,200,000	2,213,200
Province of Newfoundland
0.15% due 07/13/21[11]	CAD	2,400,000	1,936,383
Republic of Portugal
(0.53)% due 07/16/21[11]	EUR	1,410,000	1,672,980
Total Foreign Government Debt
(Cost $114,002,109)			115,337,393

SENIOR FLOATING RATE INTERESTS††,4 - 3.5%
Industrial - 1.3%
Berry Global, Inc.
1.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26		3,931,857	3,899,498
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		2,200,000	2,347,752
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		2,200,000	2,322,518
Reynolds Group Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23		2,200,000	2,194,500
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25		841,607	834,066
Visual Comfort Group, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††		422,464	421,936
Total Industrial			12,020,270
Consumer, Non-cyclical - 0.5%
Icon Luxembourg SARL
due 06/16/28		2,250,000	2,253,173
Option Care Health, Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26		2,238,636	2,238,166
Dole Food Company, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/05/24		393,229	392,737
Nomad Foods Lux SARL
2.32% (1 Week USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/24		296,890	295,281
Total Consumer, Non-cyclical			5,179,357
Technology - 0.5%
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26		2,344,110	2,332,015
Boxer Parent Co., Inc.
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25		1,093,707	1,086,871

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 3.5% (continued)
Technology - 0.5% (continued)
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	596,907	$587,208
Informatica LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	486,768	483,394
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	244,787	243,460
Total Technology		4,732,948
Communications - 0.4%
ProQuest, LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/23/26	2,036,294	2,033,952
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	1,994,819	1,984,286
Total Communications		4,018,238
Consumer, Cyclical - 0.3%
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	2,024,027	2,003,787
Go Daddy Operating Company LLC
1.85% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	496,557	492,401
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	440,952	440,400
Total Consumer, Cyclical		2,936,588
Financial - 0.3%
USI, Inc.
3.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	1,038,104	1,027,889
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	845,387	836,443
HUB International Ltd.
2.93% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	545,931	539,592
Total Financial		2,403,924
Basic Materials - 0.1%
Invictus MD Strategies Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	844,695	843,006
HB Fuller Co.
2.09% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	131,004	130,949
Total Basic Materials		973,955
Energy - 0.1%
ITT Holdings LLC
due 06/21/28	750,000	748,125
Total Senior Floating Rate Interests
(Cost $33,001,176)		33,013,405

MUNICIPAL BONDS†† - 1.0%
New York - 0.5%
City of New York New York General Obligation Unlimited
0.02% (VRDN) due 04/01/42[10]	4,010,000	4,010,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
0.02% (VRDN) due 08/01/42[10]	350,000	350,000
New York State Dormitory Authority Revenue Bonds
5.00% due 07/01/21	25,000	25,000
New York City Transitional Finance Authority Building Aid Revenue Bonds
5.00% due 07/15/22	5,000	5,199
Total New York		4,390,199
California - 0.4%
Metropolitan Water District of Southern California Revenue Bonds
0.01% (VRDN) due 07/01/47[10]	3,420,000	3,420,000
Santa Barbara Unified School District General Obligation Unlimited
due 08/01/21[9]	100,000	52,994
McKinleyville Union School District General Obligation Unlimited
due 08/01/21[9]	210,000	19,581
Brea Redevelopment Agency Tax Allocation
due 08/01/21[9]	15,000	5,341
Total California		3,497,916
Texas - 0.1%
City of Dallas Texas Waterworks & Sewer System Revenue Bonds
5.00% due 10/01/21	150,000	151,815
West Travis County Public Utility Agency Revenue Bonds
5.00% due 08/15/21	50,000	50,292
Houston Higher Education Finance Corp. Revenue Bonds
5.00% due 09/01/22	25,000	26,367

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.0% (continued)
Texas - 0.1% (continued)
North Texas Tollway Authority Revenue Bonds
5.00% due 09/01/21	25,000	$25,199
City of Austin Texas Water & Wastewater System Revenue Bonds
5.00% due 11/15/21	15,000	15,113
Central Texas Turnpike System Revenue Bonds
due 08/15/21[9]	10,000	9,998
State of Texas General Obligation Unlimited
5.00% due 08/01/21	5,000	4,969
Total Texas		283,753
Colorado - 0.0%
Dawson Ridge Metropolitan District No. 1
due 10/01/22[9]	150,000	149,496
Virginia - 0.0%
Virginia College Building Authority Revenue Bonds
3.00% due 09/01/21	60,000	60,278
University of Virginia Revenue Bonds
2.00% due 08/01/21	15,000	14,872
Virginia Resources Authority Revenue Bonds
5.00% due 11/01/21	5,000	5,031
Total Virginia		80,181
Connecticut - 0.0%
Connecticut State Health & Educational Facilities Authority Revenue Bonds
5.00% due 07/01/21	55,000	54,950
4.00% due 07/01/21	10,000	9,900
4.13% due 07/01/21	10,000	9,900
Total Connecticut		74,750
North Carolina - 0.0%
County of New Hanover North Carolina Revenue Bonds
4.00% due 10/01/21	50,000	50,457
Inlivian Revenue Bonds
6.00% due 12/01/21	5,000	5,061
Total North Carolina		55,518
Kansas - 0.0%
City of Wichita Kansas Water & Sewer Utility Revenue Bonds
5.00% due 10/01/21	50,000	50,586
Pennsylvania - 0.0%
Lancaster County Hospital Authority Revenue Bonds
4.00% due 01/01/22	25,000	25,464
4.13% due 01/01/22	20,000	20,189
City of Erie Pennsylvania General Obligation Unlimited
due 11/15/22[9]	5,000	4,932
Total Pennsylvania		50,585
Washington - 0.0%
Seattle Housing Authority Revenue Bonds
2.88% due 12/01/21	50,000	50,561
New Jersey - 0.0%
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.25% due 07/01/21	35,000	34,900
New Jersey Economic Development Authority Revenue Bonds
due 07/01/21[9]	10,000	9,900
Total New Jersey		44,800
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
4.00% due 07/01/22	30,000	31,138
County of Frederick Maryland General Obligation Unlimited
3.50% due 08/01/21	10,000	9,926
Total Maryland		41,064
Ohio - 0.0%
Greater Cleveland Regional Transit Authority Revenue Bonds
5.00% due 12/01/21	20,000	20,193
Ohio Higher Educational Facility Commission Revenue Bonds
5.00% due 01/01/22	5,000	5,072
4.00% due 01/01/22	5,000	5,043
Total Ohio		30,308
Michigan - 0.0%
Michigan Finance Authority Revenue Bonds
5.00% due 12/01/21	25,000	25,257
Illinois - 0.0%
Boone McHenry & DeKalb Counties Community Unit School District 100 General Obligation Unlimited
due 12/01/21[9]	10,000	9,888
Illinois Finance Authority Revenue Bonds
4.00% due 05/15/22	5,000	5,107
Total Illinois		14,995
Florida - 0.0%
Capital Trust Agency, Inc. Revenue Bonds
4.38% due 12/01/22	10,000	10,959

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.0% (continued)
Puerto Rico - 0.0%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/22	10,000	$10,394
Arizona - 0.0%
City of Mesa Arizona Excise Tax Revenue Revenue Bonds
5.00% due 07/01/22	5,000	5,189
Missouri - 0.0%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
5.00% due 11/15/21	5,000	5,040
South Carolina - 0.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds
6.00% due 08/01/21	5,000	4,973
Utah - 0.0%
Intermountain Power Agency Revenue Bonds
5.00% due 07/01/21	5,000	4,950
Georgia - 0.0%
Colquitt County Development Authority Revenue Bonds
due 12/01/21[9]	5,000	4,947
Total Municipal Bonds
(Cost $8,899,573)		8,886,421
Total Investments - 109.4%
(Cost $1,013,756,564)		$1,018,156,648

COLLATERALIZED MORTGAGE OBLIGATIONS SOLD SHORT†† - (8.1)%
Government Agency - (8.1)%
Uniform MBS 30 Year
3.50% due 08/12/22	71,250,000	(75,058,811)
Total Collateralized Mortgage Obligations Sold Short
(Proceeds $75,130,479)		(75,058,811)
Other Assets & Liabilities, net - (1.3)%		(11,982,764)
Total Net Assets - 100.0%		$931,115,073

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	$15,000,000	$(58,350)	$355	$(58,705)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	4,500,000	(116,280)	326	(116,606)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	2.02%	Quarterly	05/20/41	5,500,000	(272,195)	366	(272,561)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.58%	Quarterly	04/28/31	22,170,000	(341,418)	45,205	(386,623)
								$(788,243)	$46,252	$(834,495)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Goldman Sachs International	17,110,000	EUR	07/09/21	$20,890,625	$20,299,584	$591,041
Citibank, N.A.	464,232,000	JPY	07/01/21	4,571,102	4,179,145	391,957
JPMorgan Chase Bank, N.A.	9,900,000	BRL	07/01/21	2,372,110	1,991,191	380,919
Barclays Bank plc	429,214,500	JPY	07/01/21	4,219,983	3,863,908	356,075
Citibank, N.A.	8,240,000	BRL	07/01/21	1,997,144	1,657,314	339,830
BNP Paribas	15,205,000	CAD	07/07/21	12,362,136	12,268,523	93,613
BNP Paribas	12,100,000	CAD	07/15/21	9,835,269	9,763,172	72,097
UBS AG	134,000,000	MXN	07/15/21	6,755,717	6,711,322	44,395
BNP Paribas	8,010,000	CAD	07/08/21	6,504,460	6,463,062	41,398
Citibank, N.A.	1,410,000	EUR	07/16/21	1,713,315	1,673,096	40,219
Goldman Sachs International	860,000	BRL	07/01/21	201,476	172,972	28,504
UBS AG	3,210,000	CAD	07/14/21	2,609,572	2,590,065	19,507
BNP Paribas	2,816,000	CAD	07/16/21	2,288,757	2,272,156	16,601
Goldman Sachs International	27,192,978	ILS	08/01/22	8,430,102	8,414,753	15,349
Citibank, N.A.	2,400,000	CAD	07/13/21	1,951,391	1,936,497	14,894
UBS AG	17,379,729	ILS	08/01/22	5,389,748	5,378,084	11,664
Barclays Bank plc	37,726,800	ILS	01/31/22	11,634,384	11,628,889	5,495
Goldman Sachs International	201,872	ILS	07/30/21	62,146	62,007	139
UBS AG	129,021	ILS	07/30/21	39,729	39,630	99
Morgan Stanley Capital Services LLC	30,060	CZK	07/12/21	1,441	1,399	42
Barclays Bank plc	63,277	ILS	08/02/21	18,856	19,437	(581)
Bank of America, N.A.	643,550	ILS	01/31/22	190,795	198,368	(7,573)
Goldman Sachs International	3,270,500	ILS	01/31/22	968,617	1,008,098	(39,481)
Barclays Bank plc	8,523,623	ILS	08/01/22	2,581,742	2,637,599	(55,857)
Goldman Sachs International	2,216,500	EUR	07/30/21	2,574,742	2,630,867	(56,125)
JPMorgan Chase Bank, N.A.	2,407,925	EUR	07/30/21	2,779,155	2,858,079	(78,924)
Barclays Bank plc	200,600,400	CZK	04/19/22	9,076,215	9,305,226	(229,011)
Morgan Stanley Capital Services LLC	108,600,000	BRL	10/01/21	19,490,309	21,600,655	(2,110,346)
						$(114,060)

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Barclays Bank plc	8,523,623	ILS	08/01/22	$2,345,521	$2,637,599	$292,078
JPMorgan Chase Bank, N.A.	134,000,000	MXN	07/15/21	6,442,679	6,711,322	268,643
Goldman Sachs International	4,624,425	EUR	07/30/21	5,306,528	5,488,946	182,418
Goldman Sachs International	3,914,050	ILS	01/31/22	1,086,030	1,206,465	120,435
Citibank, N.A.	12,635,000	BRL	07/01/21	2,423,070	2,541,282	118,212
JPMorgan Chase Bank, N.A.	6,365,000	BRL	07/01/21	1,233,527	1,280,195	46,668
Barclays Bank plc	63,277	ILS	07/30/21	17,339	19,436	2,097
JPMorgan Chase Bank, N.A.	893,446,500	JPY	07/01/21	8,723,785	8,043,053	(680,732)
						$349,819

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2021.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $436,054,872 (cost $434,605,019), or 46.8% of total net assets.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2021.
[6]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2021. See table below for additional step information for each security.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,763,711 (cost $6,749,179), or 0.7% of total net assets — See Note 6.
[8]	Security is an interest-only strip.
[9]	Zero coupon rate security.
[10]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2021.
[11]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CZK — Czech Koruna

EUR — Euro

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

SARL — Société à Responsabilité Limitée

VRDN — Variable Rate Demand Note

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$114,230,090	$—	$—	$114,230,090
Corporate Bonds	—	306,238,420	—	306,238,420
Asset-Backed Securities	—	230,866,631	17,650,000	248,516,631
Collateralized Mortgage Obligations	—	189,212,354	2,721,934	191,934,288
Foreign Government Debt	—	115,337,393	—	115,337,393
Senior Floating Rate Interests	—	32,591,469	421,936	33,013,405
Municipal Bonds	—	8,886,421	—	8,886,421
Forward Foreign Currency Exchange Contracts**	—	3,494,389	—	3,494,389
Total Assets	$114,230,090	$886,627,077	$20,793,870	$1,021,651,037

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations Sold Short	$—	$75,058,811	$—	$75,058,811
Interest Rate Swap Agreements**	—	834,495	—	834,495
Forward Foreign Currency Exchange Contracts**	—	3,258,630	—	3,258,630
Total Liabilities	$—	$79,151,936	$—	$79,151,936

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$17,650,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	2,721,934	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	421,936	Third Party Pricing	Broker Quote	—	—
Total Assets	$20,793,870

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2021:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets
Beginning Balance	$15,400,000	$4,875,837	$-	$20,275,837
Purchases/(Receipts)	17,650,000	3,071,941	494,000	21,215,941
(Sales, maturities and paydowns)/Fundings	(15,400,000)	(5,183,675)	(77,536)	(20,661,211)
Amortization of premiums/discounts	-	(532)	1,786	1,254
Total realized gains (losses) included in earnings	-	(3)	-	(3)
Total change in unrealized appreciation (depreciation) included in earnings	-	(41,634)	3,686	(37,948)
Ending Balance	$17,650,000	$2,721,934	$421,936	$20,793,870
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2021	$-	$1,848	$3,686	$5,534

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	4.20%	07/26/24	5.99%	07/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 96.6%
Consumer, Non-cyclical - 20.2%
Philip Morris International, Inc.	5,800	$574,838
Bristol-Myers Squibb Co.	8,051	537,968
AbbVie, Inc.	4,713	530,872
PepsiCo, Inc.	3,505	519,336
Pfizer, Inc.	13,000	509,080
Merck & Company, Inc.	6,300	489,951
CVS Health Corp.	5,681	474,023
Anthem, Inc.	1,173	447,851
Gilead Sciences, Inc.	6,400	440,704
Square, Inc. — Class A*	1,800	438,840
Colgate-Palmolive Co.	5,362	436,199
Archer-Daniels-Midland Co.	6,846	414,867
Viatris, Inc.	28,000	400,120
Humana, Inc.	900	398,448
Kimberly-Clark Corp.	2,891	386,758
Kroger Co.	10,000	383,100
Cardinal Health, Inc.	6,228	355,557
Kellogg Co.	5,456	350,984
Tyson Foods, Inc. — Class A	4,700	346,672
WH Group Ltd.[1]	294,500	264,764
Bunge Ltd.	3,378	263,991
Boston Scientific Corp.*	5,864	250,745
Wilmar International Ltd.	70,000	234,314
Mondelez International, Inc. — Class A	3,000	187,320
Cigna Corp.	758	179,699
J M Smucker Co.	1,300	168,441
Japan Tobacco, Inc.	7,100	134,128
McKesson Corp.	700	133,868
AmerisourceBergen Corp. — Class A	1,015	116,207
Shionogi & Company Ltd.	2,000	104,264
Johnson & Johnson	600	98,844
Campbell Soup Co.	1,781	81,196
Total Consumer, Non-cyclical		10,653,949
Financial - 17.2%
Citigroup, Inc.	7,766	549,445
Wells Fargo & Co.	10,900	493,661
Oversea-Chinese Banking Corporation Ltd.	53,500	475,564
Australia & New Zealand Banking Group Ltd.	20,200	426,451
Allianz AG	1,700	424,093
National Australia Bank Ltd.	18,100	355,919
Synchrony Financial	7,100	344,492
BOC Hong Kong Holdings Ltd.	98,800	335,317
NN Group N.V.	7,000	330,320
Annaly Capital Management, Inc. REIT	36,339	322,690
Admiral Group plc	7,000	304,340
Boston Properties, Inc. REIT	2,619	300,111
Vornado Realty Trust REIT	6,100	284,687
Danske Bank A/S	16,100	283,344
Western Union Co.	12,000	275,640
Equity Residential REIT	3,576	275,352
Mitsubishi UFJ Financial Group, Inc.	47,500	256,608
AXA S.A.	10,000	253,677
MetLife, Inc.	4,200	251,370
BNP Paribas S.A.	4,000	250,866
Sumitomo Mitsui Financial Group, Inc.	7,100	244,799
Medical Properties Trust, Inc. REIT	11,128	223,673
United Overseas Bank Ltd.	11,300	217,031
Westpac Banking Corp.	11,200	216,793
KeyCorp	10,200	210,630
Aegon N.V.	50,100	207,948
Kinnevik AB — Class B*	4,900	196,212
Bank of New York Mellon Corp.	3,798	194,572
Commonwealth Bank of Australia	2,300	172,267
Power Corporation of Canada	4,000	126,453
RenaissanceRe Holdings Ltd.	800	119,056
Aviva plc	16,100	90,376
Hang Seng Bank Ltd.	4,100	81,906
Total Financial		9,095,663
Technology - 15.0%
Apple, Inc.	12,159	1,665,297
Microsoft Corp.	5,142	1,392,968
Accenture plc — Class A	1,864	549,489
Intel Corp.	9,100	510,874
International Business Machines Corp.	3,300	483,747
Micron Technology, Inc.*	5,300	450,394
NetApp, Inc.	5,300	433,646
Advanced Micro Devices, Inc.*	4,500	422,685
VMware, Inc. — Class A*	2,400	383,928
HP, Inc.	12,000	362,280
Cognizant Technology Solutions Corp. — Class A	5,158	357,243
ASML Holding N.V.	500	343,654
NXP Semiconductor N.V.	1,000	205,720
Seagate Technology Holdings plc	2,323	204,261
Citrix Systems, Inc.	1,317	154,444
Total Technology		7,920,630
Communications - 11.7%
Alphabet, Inc. — Class C*	420	1,052,654
Amazon.com, Inc.*	298	1,025,168
Verizon Communications, Inc.	10,800	605,124
ViacomCBS, Inc. — Class B	10,000	452,000
KDDI Corp.	13,000	405,508
Facebook, Inc. — Class A*	1,120	389,435
Discovery, Inc. — Class C*	12,653	366,684
Nippon Telegraph & Telephone Corp.	14,000	364,799
Comcast Corp. — Class A	5,125	292,227
Juniper Networks, Inc.	10,000	273,500
HKT Trust & HKT Ltd.	186,048	253,530
Cisco Systems, Inc.	3,815	202,195
eBay, Inc.	2,848	199,958
Interpublic Group of Companies, Inc.	5,000	162,450
DISH Network Corp. — Class A*	2,750	114,950
Total Communications		6,160,182
Consumer, Cyclical - 9.7%
Walgreens Boots Alliance, Inc.	7,800	410,358
Mitsubishi Corp.	15,000	408,883
Wesfarmers Ltd.	9,000	398,905
Costco Wholesale Corp.	973	384,987

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 96.6% (continued)
Consumer, Cyclical - 9.7% (continued)
Best Buy Company, Inc.	3,212	$369,316
Subaru Corp.	18,300	361,032
Volvo AB — Class B	14,100	339,327
BorgWarner, Inc.	6,807	330,412
Bunzl plc	10,000	330,332
Persimmon plc	8,000	327,344
Whirlpool Corp.	1,400	305,228
Lawson, Inc.	5,000	231,358
Electrolux AB	8,100	224,660
General Motors Co.*	3,600	213,012
PACCAR, Inc.	1,800	160,650
Tesla, Inc.*	200	135,940
Daimler AG — Class D	1,200	107,189
Autoliv, Inc.	803	78,501
Total Consumer, Cyclical		5,117,434
Industrial - 8.7%
3M Co.	2,597	515,842
Deutsche Post AG	7,300	496,712
Lockheed Martin Corp.	1,000	378,350
CRH plc ADR	7,100	357,948
AP Moller - Maersk A/S — Class B	100	287,469
Taisei Corp.	8,000	262,146
Obayashi Corp.	31,200	248,009
Knight-Swift Transportation Holdings, Inc.	5,000	227,300
General Dynamics Corp.	1,200	225,912
Northrop Grumman Corp.	600	218,058
Skanska AB — Class B	8,000	212,256
Huntington Ingalls Industries, Inc.	900	189,675
Venture Corporation Ltd.	13,200	188,621
Arrow Electronics, Inc.*	1,516	172,566
BAE Systems plc	21,000	151,579
Mitsubishi Heavy Industries Ltd.	5,000	147,142
FedEx Corp.	400	119,332
ACS Actividades de Construccion y Servicios S.A.	4,000	107,189
Bouygues S.A.	2,000	73,998
Total Industrial		4,580,104
Basic Materials - 5.6%
Steel Dynamics, Inc.	7,000	417,200
BASF SE	4,400	346,781
Rio Tinto plc	4,100	337,342
UPM-Kymmene Oyj	8,900	336,785
Boliden AB	8,000	307,630
Covestro AG1	4,700	303,632
Smurfit Kappa Group plc	5,000	271,353
Johnson Matthey plc	6,000	255,052
voestalpine AG	6,000	244,413
LANXESS AG	2,000	137,177
Total Basic Materials		2,957,365
Utilities - 5.4%
Edison International	6,729	389,071
Exelon Corp.	8,587	380,490
CLP Holdings Ltd.	35,800	354,130
PPL Corp.	12,200	341,234
FirstEnergy Corp.	8,530	317,401
UGI Corp.	6,100	282,491
Southern Co.	4,600	278,346
NRG Energy, Inc.	6,100	245,830
Vistra Corp.	12,900	239,295
Total Utilities		2,828,288
Energy - 2.4%
TC Energy Corp.	8,600	425,646
ENEOS Holdings, Inc.	70,200	293,798
Suncor Energy, Inc.	9,000	215,605
DCC plc	2,400	196,473
Exxon Mobil Corp.	2,306	145,462
Total Energy		1,276,984
Diversified - 0.7%
CK Hutchison Holdings Ltd.	49,501	385,734
Total Common Stocks
(Cost $44,207,445)		50,976,333

PREFERRED STOCKS† - 1.4%
Consumer, Cyclical - 1.4%
Volkswagen AG	1,500	375,801
Porsche Automobil Holding SE	3,500	375,160
Total Consumer, Cyclical		750,961
Total Preferred Stocks
(Cost $501,215)		750,961

EXCHANGE-TRADED FUNDS† - 1.0%
iShares MSCI EAFE ETF	3,443	271,584
SPDR S&P 500 ETF Trust	634	271,390
Total Exchange-Traded Funds
(Cost $548,047)		542,974

MONEY MARKET FUND† - 0.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	229,830	229,830
Total Money Market Fund
(Cost $229,830)		229,830
Total Investments - 99.4%
(Cost $45,486,537)		$52,500,098
Other Assets & Liabilities, net - 0.6%		300,289
Total Net Assets - 100.0%		$52,800,387

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	31	Sep 2021	$3,490,406	$39,310
Euro FX Futures Contracts	18	Sep 2021	2,672,213	16,512
Australian Dollar Futures Contracts	21	Sep 2021	1,575,210	5,136
			$7,737,829	$60,958

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $568,396 (cost $579,333), or 1.1% of total net assets.
[2]	Rate indicated is the 7-day yield as of June 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$50,976,333	$—	$—	$50,976,333
Preferred Stocks	750,961	—	—	750,961
Exchange-Traded Funds	542,974	—	—	542,974
Money Market Fund	229,830	—	—	229,830
Currency Futures Contracts**	60,958	—	—	60,958
Total Assets	$52,561,056	$—	$—	$52,561,056

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Core Bond Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Non-diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments ("GI") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$38,124,095	$3,229,870	$(2,093,880)	$1,135,990
Capital Stewardship Fund	209,125,174	39,515,872	(1,620,290)	37,895,582
Core Bond Fund	1,597,973,399	63,600,423	(10,077,374)	53,523,049
Diversified Income Fund	6,873,915	820,009	(1,301)	818,708
Floating Rate Strategies Fund	900,080,578	7,368,655	(17,377,000)	(10,008,345)
High Yield Fund	402,132,805	14,053,209	(4,177,125)	9,876,084
Large Cap Value Fund	30,181,624	10,956,520	(549,159)	10,407,361
Limited Duration Fund	5,657,433,717	102,696,758	(24,405,487)	78,291,271
Macro Opportunities Fund	7,405,381,026	331,178,294	(144,223,525)	186,954,769
Market Neutral Real Estate Fund	60,731,496	6,748,796	(5,154,793)	1,594,003
Municipal Income Fund	76,029,397	5,335,168	(314,303)	5,020,865
Risk Managed Real Estate Fund	374,943,830	85,136,279	(10,333,503)	74,802,776
Small Cap Value Fund	5,759,650	1,795,279	(283,893)	1,511,386
SMid Cap Value Fund	352,626,656	108,576,164	(6,970,808)	101,605,356
StylePlus—Large Core Fund	250,999,001	61,365,069	(382,597)	60,982,472
StylePlus—Mid Growth Fund	112,302,865	24,926,480	(310,584)	24,615,896
Total Return Bond Fund	25,681,653,929	1,154,302,585	(335,921,770)	818,380,815
Ultra Short Duration Fund	938,626,085	8,895,151	(5,022,135)	3,873,016
World Equity Income Fund	45,504,005	7,937,792	(880,741)	7,057,051

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2021. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2021, were as follows:

Fund	Borrower	Maturity Date		Face Amount*	Value
Core Bond Fund
	CTL Logistics	08/10/42		357,219	$13,092
	Datix Bidco Ltd.	09/22/21	GBP	2,900,000	–
	HAH Group Holding Co. LLC	10/29/27		130,000	1,759
	Service Logic Acquisition, Inc.	10/22/27		167,463	1,511
	Southern Veterinary Partners LLC	10/05/27		181,818	1,628
	Venture Global Calcasieu Pass LLC	08/19/26		616,510	40,073
					$58,063
Floating Rate Strategies Fund
	DG Investment Intermediate Holdings 2, Inc.	03/17/28		162,078	$–
	HighTower Holding LLC	04/21/28		540,000	–
	Hillman Group, Inc.	02/24/28		869,198	2,066
	National Mentor Holdings, Inc.	03/02/28		272,362	1,292
	Osmosis Holdings Australia II Pty Ltd.	06/17/28		250,000	–
	Southern Veterinary Partners LLC	10/05/27		121,212	1,085
	TricorBraun Holdings, Inc.	03/03/28		594,644	4,680
					$9,123
High Yield Fund
	CCC Information Services, Inc.	04/27/22		750,000	$412
	Datix Bidco Ltd.	09/22/21	GBP	1,950,000	–
	HAH Group Holding Co. LLC	10/29/27		145,000	1,961
	National Mentor Holdings, Inc.	03/02/28		35,733	170
	PT Intermediate Holdings III LLC	10/15/25		94,979	1,662
	SCP Eye Care Services LLC	03/16/28		188,352	236
					$4,441
Limited Duration Fund
	BGIS (BIFM CA Buyer, Inc.)	06/01/26		969,388	$5,448
	Venture Global Calcasieu Pass LLC	08/19/26		616,510	40,073
					$45,521
Macro Opportunities Fund
	CapStone Acquisition Holdings, Inc.	11/12/27		3,807,600	$34,495
	Care BidCo	04/15/26	EUR	9,200,000	1,049,943
	Datix Bidco Ltd.	09/22/21	GBP	5,825,000	1
	DG Investment Intermediate Holdings 2, Inc.	03/17/28		438,442	–
	Fortis Solutions Group LLC	12/15/23		503,680	5,037
	Galls LLC	01/31/24		16,255	913
	HAH Group Holding Co. LLC	10/29/27		1,380,000	18,667
	Higginbotham	11/25/22		2,844,509	14,870
	HighTower Holding LLC	04/21/28		3,420,000	–
	ImageFIRST Holdings LLC	04/26/28		1,657,407	4,144

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Jones Deslauriers Insurance Management, Inc.	03/26/29	CAD	1,062,000	–
MB2 Dental Solutions LLC	01/29/27		5,723,466	106,468
National Mentor Holdings, Inc.	03/02/28		670,000	3,178
Osmosis Holdings Australia II Pty Ltd.	06/17/28		727,778	–
Polaris Newco LLC	06/04/26		17,140,128	2,112,009
SCP Eye Care Services LLC	03/16/28		2,407,955	3,010
Service Logic Acquisition, Inc.	10/22/27		2,442,985	22,046
Southern Veterinary Partners LLC	10/05/27		1,478,788	13,237
Team.Blue Finco SARL	03/27/28	EUR	756,757	3,366
Trader Interactive	06/15/23		461,538	8,286
TricorBraun Holdings, Inc.	03/03/28		1,668,554	13,132
Venture Global Calcasieu Pass LLC	08/19/26		4,007,318	260,476
Vertical (TK Elevator)	01/30/27	EUR	13,250,000	1,490,658
				$5,163,936
Total Return Bond Fund
CapStone Acquisition Holdings, Inc.	11/12/27		1,216,000	$11,017
CTL Logistics	08/10/42		692,113	25,366
Datix Bidco Ltd.	09/22/21	GBP	45,800,000	6
HAH Group Holding Co. LLC	10/29/27		2,223,216	30,073
Higginbotham	11/25/22		5,293,642	27,673
HighTower Holding LLC	04/21/28		3,840,000	–
Hillman Group, Inc.	02/24/28		2,531,646	6,017
Jones Deslauriers Insurance Management, Inc.	03/26/29	CAD	318,000	–
MB2 Dental Solutions LLC	01/29/27		12,346,912	229,679
National Mentor Holdings, Inc.	03/02/28		731,999	3,472
SCP Eye Care Services LLC	03/16/28		1,270,455	1,588
Service Logic Acquisition, Inc.	10/22/27		2,472,537	22,313
Southern Veterinary Partners LLC	10/05/27		2,696,970	24,142
Team.Blue Finco SARL	03/27/28	EUR	1,229,730	5,470
TricorBraun Holdings, Inc.	03/03/28		1,340,168	10,547
Venture Global Calcasieu Pass LLC	08/19/26		8,800,687	572,045
				$969,408

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

CAD – Canadian Dollar

EUR - Euro

GBP – British Pound

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$1,008,770	$1,079,810
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	19,810	20,559
	Putnam Structured Product Funding Ltd.
	2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[1]	06/01/16	3,356	3,577
			$1,031,936	$1,103,946
Floating Rate Strategies Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[3]	12/27/11	$723,184	$90
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	1,160,811	51,193
			$1,883,995	$51,283

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Fund
Basic Energy Services, Inc.
10.75% due 10/15/23	09/25/18	$1,218,877	$232,750
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	252,369	11,125
		$1,471,246	$243,875
Limited Duration Fund
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$9,335,034	$9,747,823
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	2,932,688	2,994,497
Copper River CLO Ltd.
2007-1A, due 01/20/21[2]	05/09/14	14,150	14,685
FKRT
2020-C2A, 3.25% due 12/30/23	12/03/20	15,620,555	15,631,169
LSTAR Securities Investment Ltd.
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	7,697,301	7,694,038
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	12,138,767	12,167,257
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[1]	06/01/16	10,067	10,730
		$47,748,562	$48,260,199
Macro Opportunities Fund
Airplanes Pass Through Trust
2001-1A, due 03/15/19[3]	01/18/12	$1,691,716	$210
Atlas Mara Ltd.
8.00% due 12/31/21	10/01/15	14,183,123	7,725,600
Basic Energy Services, Inc.
10.75% due 10/15/23	09/25/18	1,492,503	285,000
Copper River CLO Ltd.
2007-1A, due 01/20/21[2]	05/09/14	230,652	239,366
FKRT
2020-C2A, 3.25% due 12/30/23	12/03/20	23,222,617	23,238,396
Mirabela Nickel Ltd.
due 06/24/19[3]	12/31/13	1,710,483	75,417
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,145,839	1,033,757
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[1]	06/01/16	92,677	97,648
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48	05/25/18	6,758,824	6,942,789
		$50,528,434	$39,638,183
Total Return Bond Fund
Airplanes Pass Through Trust
2001-1A, due 03/15/19[3]	11/30/11	$335,966	$41
Atlas Mara Ltd.
8.00% due 12/31/21	10/01/15	6,500,139	3,540,900
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	13,535,799	14,134,343
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	10,632,636	10,855,052
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	20,864,281	22,136,096
Copper River CLO Ltd.
2007-1A, due 01/20/21[2]	05/09/14	42,451	44,055
FKRT
2020-C2A, 3.25% due 12/30/23	12/03/20	101,051,610	101,120,272
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	67,291,003	67,448,936
LSTAR Securities Investment Ltd.
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	36,031,955	36,016,677
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,732,083	1,562,657
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[1]	06/01/16	122,009	129,840
		$258,139,932	$256,988,869

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Fund
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$366,586	$374,312
FKRT
2020-C2A, 3.25% due 12/30/23	12/03/20	2,720,085	2,721,934
LSTAR Securities Investment Ltd.
2021-2, 1.79% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	1,313,069	1,312,512
LSTAR Securities Investment Ltd.
2021-1, 1.89% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	2,349,439	2,354,953
		$6,749,179	$6,763,711

1	Variable rate security. Rate indicated is the rate effective at June 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
2	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
3	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Fund’s investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.